Exhibit 99.4

Loan Level Exception Report

Run Date - 4/14/2020 3:27:32 PM

Unique ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Subject to Predatory Lending Flag	UAL State	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Status
170064628	XXX	$XXX	MS	3/XX/2002	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064701	XXX	$XXX	NC	1/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062319	XXX	$XXX	FL	11/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013									Loan Review Complete
170062355	XXX	$XXX	AZ	1/XX/2014	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
170064703	XXX	$XXX	CT	1/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062300	XXX	$XXX	IL	11/XX/2013	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170062303	XXX	$XXX	FL	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2013.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

[2] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.

[2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064702	XXX	$XXX	NC	1/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059194	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170058868	XXX	$XXX	FL	9/XX/2013	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170062372	XXX	$XXX	VA	2/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,272.98 is underdisclosed from calculated Finance Charge of $116,335.34 in the amount of $62.36.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount due to fees financed.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062261	XXX	$XXX	FL	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062350	XXX	$XXX	PA	1/XX/2014	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013									Loan Review Complete
170062266	XXX	$XXX	IL	10/XX/2013	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062258	XXX	$XXX	MI	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,471.78 is underdisclosed from calculated Finance Charge of $165,179.79 in the amount of $708.01.
																	EXCEPTION INFO: TIL Itemization did not disclose the closing fee of $650, flood cert fee of $10, or the tax service fee of $42.50 as prepaid finance charges.								Loan Review Complete
170058869	XXX	$XXX	FL	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.								Loan Review Complete
170062336	XXX	$XXX	NY	12/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170062253	XXX	$XXX	CO	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.54800% is underdisclosed from calculated APR of 4.73466% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,476.99 is underdisclosed from calculated Finance Charge of $150,240.55 in the amount of $3,763.56.
																	EXCEPTION INFO: TIL itemization shows Settlement fee over disclosed by $125 and Underwriting fee under disclosed by $200.								Loan Review Complete
170064065	XXX	$XXX	MA	9/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

																	[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.								Loan Review Complete
170062375	XXX	$XXX	KY	1/XX/2014	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
170062324	XXX	$XXX	MN	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170059049	XXX	$XXX	FL	4/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013									Loan Review Complete
170062365	XXX	$XXX	TX	1/XX/2014	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2014	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062289	XXX	$XXX	MI	10/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013									Loan Review Complete
170062265	XXX	$XXX	AZ	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2013.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170059062	XXX	$XXX	FL	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059176	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170062338	XXX	$XXX	WI	12/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170062349	XXX	$XXX	NY	12/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,630.18 is underdisclosed from calculated Finance Charge of $276,061.42 in the amount of $431.24.
																	EXCEPTION INFO: Itemization of Amount Financed reflected total prepaid finance charges as $5,284.42, the HUD-1 prepaid finance charges were $5,715.80, the variance of the under disclosure was due to the settlement/closing fee of $1,260 per the HUD, but the Itemization of Amount Finance reflected this fee as $884.10								Loan Review Complete
170064285	XXX	$XXX	GA	4/XX/2008	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064212	XXX	$XXX	GA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064215	XXX	$XXX	FL	12/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062348	XXX	$XXX	CT	12/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.								Loan Review Complete
170064286	XXX	$XXX	TN	4/XX/2008	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170062377	XXX	$XXX	FL	2/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2014	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,257.66 is underdisclosed from calculated Finance Charge of $210,238.08 in the amount of $980.42.
EXCEPTION INFO: Under-disclosure is fee related. The Final TIL Itemization did not disclose the Origination Fees in the amount of $990 nor the Subordination Recording Fee in the amount of $35.50 as prepaid finance charges.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170062339	XXX	$XXX	PA	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,227.81 is underdisclosed from calculated Finance Charge of $151,417.87 in the amount of $190.06.								Loan Review Complete
170058865	XXX	$XXX	VA	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,006.99 is underdisclosed from calculated Finance Charge of $191,902.38 in the amount of $1,895.39.
																	EXCEPTION INFO: TIL itemization did not include $20 Closing Protection Letter, $2,275.45 Origination Fee, $25 Recording Service Fee and $33 Courier fee in the prepaid finance charges. Settlement fee was over disclosed by $458.								Loan Review Complete
170062362	XXX	$XXX	CA	1/XX/2014	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
170062286	XXX	$XXX	GA	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059195	XXX	$XXX	MD	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062356	XXX	$XXX	WA	1/XX/2014	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062340	XXX	$XXX	GA	12/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.								Loan Review Complete
170058841	XXX	$XXX	NY	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2013.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064074	XXX	$XXX	LA	11/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064216	XXX	$XXX	PA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period not allowed per state (PA) – min grace period for (PA) is 15 days - note states 10 days

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,523.47 is underdisclosed from calculated Finance Charge of $393,869.31 in the amount of $345.84.
																	EXCEPTION INFO: Lenders Final TIL represents 109 monthly payments of MI. Whereas audited finance charge reflects 111 monthly payments of MI and a fall-off after approximately 78% LTV. Itemization did not disclose the cpl fee of $35 as prepaid finance charges.								Loan Review Complete
170061895	XXX	$XXX	NY	5/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059189	XXX	$XXX	NY	8/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170062309	XXX	$XXX	IL	11/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Truth in Lending Act (Early TIL Disclosure): Fees, other than for a credit report, charged before early TIL disclosure received by borrower.								Loan Review Complete
170062384	XXX	$XXX	FL	2/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

[2] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.

[2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062322	XXX	$XXX	NM	12/XX/2013	Investment	Refinance Rate/Term			No	Yes		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170062264	XXX	$XXX	NH	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170061903	XXX	$XXX	ME	6/XX/2004	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064271	XXX	$XXX	ID	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
REVIEWER - GENERAL COMMENT (2019-04-03): Unable to clear with documents received, exception remains.	[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-03-18): Received Final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-03-18): Received Final TIL, exception cleared.							Loan Review Complete
170064298	XXX	$XXX	TX	5/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
REVIEWER - GENERAL COMMENT (2019-04-03): Unable to clear with documents received, exception remains.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-03-18): Received Final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-03-18): Received Final TIL, exception cleared.							Loan Review Complete
170058870	XXX	$XXX	FL	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170062313	XXX	$XXX	NY	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170062682	XXX	$XXX	MD	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
REVIEWER - GENERAL COMMENT (2019-04-03): Unable to clear with documents received, exception cleared.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,427.16 is underdisclosed from calculated Finance Charge of $247,543.78 in the amount of $116.62.
EXCEPTION INFO: Finance charges are under disclosed by $116.62, which exceeds the maximum allowed tolerance. Recording service fee of $80 and Release/Satisfaction fee of $30 were not included in the final APR calculation.	[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-03-19): 03.19.2019:  Received a copy of the final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-03-19): 03.19.2019: Received a copy of the final TIL, exception cleared.							Loan Review Complete
170062343	XXX	$XXX	WA	12/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062342	XXX	$XXX	IN	12/XX/2013	Investment	Refinance Rate/Term			No	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061990	XXX	$XXX	PA	11/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period not allowed per state (PA)- min grace period for (PA) is 15 days- Note states 10 days

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062018	XXX	$XXX	MD	3/XX/2006	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062636	XXX	$XXX	VA	5/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
170064283	XXX	$XXX	PA	4/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: Grace period for PA is 15 days; note reflects 10 days.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062744	XXX	$XXX	NV	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058833	XXX	$XXX	MN	8/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.								Loan Review Complete
170062296	XXX	$XXX	NY	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170058861	XXX	$XXX	CA	9/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013									Loan Review Complete
170064627	XXX	$XXX	FL	5/XX/2002	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061993	XXX	$XXX	AR	11/XX/2005	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170062074	XXX	$XXX	AZ	7/XX/2006	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062699	XXX	$XXX	VA	8/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
170062610	XXX	$XXX	FL	3/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061944	XXX	$XXX	TX	5/XX/2005	Investment	Refinance UTD	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Loan Review Complete
170062049	XXX	$XXX	IN	6/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062325	XXX	$XXX	CT	11/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,012.14 is underdisclosed from calculated Finance Charge of $180,417.11 in the amount of $404.97.
EXCEPTION INFO: TIL itemization did not disclose a processing fee of $350 as prepaid finance charge.

																	[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.								Loan Review Complete
170061917	XXX	$XXX	IN	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170064733	XXX	$XXX	FL	7/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062254	XXX	$XXX	GA	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
170061964	XXX	$XXX	CA	8/XX/2005	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062106	XXX	$XXX	AZ	9/XX/2006	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064248	XXX	$XXX	MO	1/XX/2008	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064704	XXX	$XXX	FL	1/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062637	XXX	$XXX	AZ	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-03-18): 03.18.2019:  Received a copy of the final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-03-18): 03.18.2019: Received a copy of the final TIL, exception cleared.							Loan Review Complete
170062386	XXX	$XXX	TN	2/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2014	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,842.52 is underdisclosed from calculated Finance Charge of $48,896.10 in the amount of $53.58.
																	EXCEPTION INFO: TIL Itemization only disclosed prepaid interest charges in the amount of $231.02 and final HUD reflects $284.60								Loan Review Complete
170062259	XXX	$XXX	CA	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058871	XXX	$XXX	FL	9/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013									Loan Review Complete
170062262	XXX	$XXX	GA	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170062361	XXX	$XXX	FL	1/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170062306	XXX	$XXX	IN	11/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062328	XXX	$XXX	FL	11/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062317	XXX	$XXX	FL	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062360	XXX	$XXX	FL	1/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.50000% is underdisclosed from calculated APR of 5.68287% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,813.39 is underdisclosed from calculated Finance Charge of $154,707.76 in the amount of $2,894.37.
																	EXCEPTION INFO: TIL Finance Charge variance due to the Itemization of Amount Financed did not include any other prepaid finance charges other than the prepaid interest of $218.79. This represents the under disclosure in the finance charge calculation.								Loan Review Complete
170062291	XXX	$XXX	FL	11/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062255	XXX	$XXX	FL	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059177	XXX	$XXX	TX	7/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062267	XXX	$XXX	GA	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059187	XXX	$XXX	TX	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170059193	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062297	XXX	$XXX	FL	11/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170064217	XXX	$XXX	VT	12/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062656	XXX	$XXX	AZ	6/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064297	XXX	$XXX	PA	5/XX/2008	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 days grace period is less than the 15 days minimum per state (PA)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058452	XXX	$XXX	FL	7/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1, exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1, exception cleared.

[1] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Appraisal, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.							Loan Review Complete
170064211	XXX	$XXX	LA	12/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064278	XXX	$XXX	GA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065514	XXX	$XXX	IL	12/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
170065513	XXX	$XXX	DE	11/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2009 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065551	XXX	$XXX	MA	3/XX/2010	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170063964	XXX	$XXX	PA	8/XX/2010	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063968	XXX	$XXX	PA	9/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063967	XXX	$XXX	TN	9/XX/2010	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063962	XXX	$XXX	WA	8/XX/2010	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170063942	XXX	$XXX	CT	6/XX/2010	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063946	XXX	$XXX	MS	6/XX/2010	UTD	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064008	XXX	$XXX	MI	2/XX/2011	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2011 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064014	XXX	$XXX	FL	3/XX/2011	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2011 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064026	XXX	$XXX	CA	4/XX/2011	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170064053	XXX	$XXX	MD	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170064073	XXX	$XXX	GA	10/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

																	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.								Loan Review Complete
170062149	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170062163	XXX	$XXX	AZ	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170062199	XXX	$XXX	SC	11/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170062140	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2012	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170058967	XXX	$XXX	NV	1/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012									Loan Review Complete
170059051	XXX	$XXX	FL	4/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170059081	XXX	$XXX	FL	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170058983	XXX	$XXX	AZ	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059129	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170059061	XXX	$XXX	FL	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 01/XX/2013 Interest Rate Available Through Date is blank for GFE dated 01/XX/2013.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170058867	XXX	$XXX	WA	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.								Loan Review Complete
170059057	XXX	$XXX	MA	5/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059012	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059093	XXX	$XXX	AZ	6/XX/2013	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
170059060	XXX	$XXX	MI	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,515.21 is underdisclosed from calculated Finance Charge of $99,071.53 in the amount of $556.32.
																	EXCEPTION INFO: Itemization disclosed the following fees as origination charges (Origination $508.95, Discount $1240.71, Underwriting $450) for a total of $2199.66. The HUD disclosed origination charges totaling $2724.66. Resulting in an under disclosure of $525.00. The remaining is the result of a payment stream calculation.								Loan Review Complete
170059115	XXX	$XXX	OR	5/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013									Loan Review Complete
170059094	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062252	XXX	$XXX	OR	9/XX/2013	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170059153	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062333	XXX	$XXX	MI	12/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013									Loan Review Complete
170059080	XXX	$XXX	NY	5/XX/2013	Second Home	Refinance Rate/Term	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062346	XXX	$XXX	OH	1/XX/2014	Investment	Refinance Rate/Term			No	Yes		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013									Loan Review Complete
170062713	XXX	$XXX	OR	6/XX/2007	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062329	XXX	$XXX	FL	12/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $233,135.52 is underdisclosed from calculated Finance Charge of $233,367.47 in the amount of $231.95.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $3853.25 and final HUD reflects $4,080.50

																	[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.								Loan Review Complete
170061954	XXX	$XXX	KS	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061968	XXX	$XXX	KS	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062162	XXX	$XXX	IL	8/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062006	XXX	$XXX	NJ	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received Appraisal, exception cleared.

[1] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Appraisal, exception cleared.							Loan Review Complete
170062186	XXX	$XXX	WA	9/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062207	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 08/XX/2012 Interest Rate Available Through Date is blank for GFE dated 08/XX/2012.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170058969	XXX	$XXX	FL	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,430.23 is underdisclosed from calculated Finance Charge of $140,488.31 in the amount of $58.08.
																	EXCEPTION INFO: The TIL itemization did not disclose a recording service fee of $25 or courier fee of $33 as prepaid finance charges.								Loan Review Complete
170059041	XXX	$XXX	MO	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059013	XXX	$XXX	GA	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170059058	XXX	$XXX	FL	4/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013									Loan Review Complete
170059163	XXX	$XXX	AL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059079	XXX	$XXX	NV	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059190	XXX	$XXX	VA	8/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170059135	XXX	$XXX	NY	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,699.37 is underdisclosed from calculated Finance Charge of $211,897.92 in the amount of $198.55.
EXCEPTION INFO: Itemization of finance did not disclose a escrow fee for the amount of $100 and courier fee of $50.00 and closing fee of $795.00 to the prepaid finance cost.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059148	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059172	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059091	XXX	$XXX	GA	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062260	XXX	$XXX	NJ	10/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062292	XXX	$XXX	TN	10/XX/2013	Investment	Refinance Rate/Term			No	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Loan Review Complete
170062284	XXX	$XXX	OK	10/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013									Loan Review Complete
170062351	XXX	$XXX	VA	1/XX/2014	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170059050	XXX	$XXX	MN	4/XX/2013	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170059165	XXX	$XXX	MT	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064214	XXX	$XXX	PA	12/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period less than 15 day minimum per state (PA)

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062714	XXX	$XXX	NY	6/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062141	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2012	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062204	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,828.12 is underdisclosed from calculated Finance Charge of $161,694.80 in the amount of $866.68.
EXCEPTION INFO: Per the itemization of amount financed the lender disclosed costs of $1,080.43 vs calculated costs of $1.947.19 for a net under disclosure of $866.76.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170064233	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064270	XXX	$XXX	VA	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059096	XXX	$XXX	TX	5/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170058984	XXX	$XXX	NC	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,598.39 is underdisclosed from calculated Finance Charge of $132,885.80 in the amount of $287.41.
																	EXCEPTION INFO: TIL Itemization finance charge calculation did not include $125 document signing fee.								Loan Review Complete
170062299	XXX	$XXX	TX	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,665.11 is underdisclosed from calculated Finance Charge of $150,960.06 in the amount of $294.95.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $554.57 and final HUD reflects $849.57								Loan Review Complete
170059014	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062170	XXX	$XXX	WA	8/XX/2012	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170062341	XXX	$XXX	NV	12/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013									Loan Review Complete
170059059	XXX	$XXX	CA	4/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013									Loan Review Complete
170059173	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,339.21 is underdisclosed from calculated Finance Charge of $137,881.71 in the amount of $542.50.
EXCEPTION INFO: TIL itemization did not include $10 Flood, $25 Recording Service Fee, $350 Settlement Fee, $35.50 Subordination Recording, $85 Tax Service Fee and $33 Courier fee in the prepaid finance charges.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062315	XXX	$XXX	FL	11/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013									Loan Review Complete
170059134	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

																	[2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.								Loan Review Complete
170062323	XXX	$XXX	NY	11/XX/2013	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2013.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170058858	XXX	$XXX	MA	8/XX/2013	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170064208	XXX	$XXX	NC	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,262.37 is underdisclosed from calculated Finance Charge of $161,393.10 in the amount of $130.73.
																	EXCEPTION INFO: TIL itemization did not include $51.30 Closing Protection Letter fee, $71 Recording Service Fee in the Prepaid Finance Charges.								Loan Review Complete
170062393	XXX	$XXX	TX	2/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $40,609.23 is underdisclosed from calculated Finance Charge of $40,891.33 in the amount of $282.10.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170064241	XXX	$XXX	PA	1/XX/2008	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period is less than 15 day minimum per state (PA).

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064235	XXX	$XXX	VA	1/XX/2008	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
170062729	XXX	$XXX	FL	8/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064296	XXX	$XXX	MO	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170065591	XXX	$XXX	NC	11/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065499	XXX	$XXX	VA	11/XX/2009	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2009 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
170065519	XXX	$XXX	CA	12/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058346	XXX	$XXX	DE	10/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	[1] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1, exception cleared

[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared							Loan Review Complete
170062347	XXX	$XXX	NY	1/XX/2014	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2014	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
170064078	XXX	$XXX	NY	11/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170062312	XXX	$XXX	MD	11/XX/2013	Second Home	Refinance Rate/Term	No	No	2	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170058834	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013									Loan Review Complete
170062358	XXX	$XXX	OH	1/XX/2014	Primary	Refinance Rate/Term	Yes	Yes	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2014

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170062290	XXX	$XXX	OH	10/XX/2013	Second Home	Refinance Rate/Term	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2013.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062779	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170064173	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-03-18): 03.18.2019:  Received a copy of the final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-03-18): 03.18.2019: Received a copy of the final TIL, exception cleared.							Loan Review Complete
170059370	XXX	$XXX	PA	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063493	XXX	$XXX	NJ	8/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059293	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059297	XXX	$XXX	TX	7/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059397	XXX	$XXX	NC	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170058933	XXX	$XXX	PA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059720	XXX	$XXX	SC	7/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059861	XXX	$XXX	OK	12/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Loan Review Complete
170059857	XXX	$XXX	NC	1/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170059819	XXX	$XXX	IL	12/XX/2003	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,582.53 is underdisclosed from calculated Finance Charge of $199,896.07 in the amount of $1,313.54.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170059806	XXX	$XXX	MS	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
170059851	XXX	$XXX	FL	1/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
170059961	XXX	$XXX	AL	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
170059884	XXX	$XXX	AL	1/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
170059929	XXX	$XXX	WA	2/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Loan Review Complete
170059991	XXX	$XXX	AL	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Loan Review Complete
170059849	XXX	$XXX	OK	12/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $268,705.92 is underdisclosed from calculated Finance Charge of $269,115.96 in the amount of $410.04.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
170059880	XXX	$XXX	SC	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170059954	XXX	$XXX	KY	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059843	XXX	$XXX	TX	12/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170059944	XXX	$XXX	FL	3/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Loan Review Complete
170059960	XXX	$XXX	FL	4/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Loan Review Complete
170061683	XXX	$XXX	OH	4/XX/2006	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170062042	XXX	$XXX	TX	5/XX/2006	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170062020	XXX	$XXX	TX	3/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061679	XXX	$XXX	IN	3/XX/2006	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061750	XXX	$XXX	SC	5/XX/2006	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170062026	XXX	$XXX	MA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170061693	XXX	$XXX	IL	4/XX/2006	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170058579	XXX	$XXX	TX	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061678	XXX	$XXX	IN	3/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170063522	XXX	$XXX	VA	8/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170063401	XXX	$XXX	UT	7/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063521	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.								Loan Review Complete
170063388	XXX	$XXX	TN	7/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063402	XXX	$XXX	TX	7/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063387	XXX	$XXX	TX	7/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063499	XXX	$XXX	NC	8/XX/2007	Second Home	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170063468	XXX	$XXX	MI	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063494	XXX	$XXX	MO	8/XX/2007	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170058580	XXX	$XXX	FL	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170064965	XXX	$XXX	WA	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170059790	XXX	$XXX	IN	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,190.61 is underdisclosed from calculated Finance Charge of $88,300.06 in the amount of $109.45.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170063382	XXX	$XXX	AL	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059764	XXX	$XXX	TX	10/XX/2003	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063466	XXX	$XXX	TN	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059728	XXX	$XXX	UT	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170059375	XXX	$XXX	IL	7/XX/2007	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170061442	XXX	$XXX	TX	6/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061462	XXX	$XXX	TN	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170063920	XXX	$XXX	FL	9/XX/2003	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,276.92 is underdisclosed from calculated Finance Charge of $217,283.12 in the amount of $2,006.20.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed								Loan Review Complete
170059369	XXX	$XXX	AL	7/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170061446	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063811	XXX	$XXX	FL	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Loan Review Complete
170063865	XXX	$XXX	CO	7/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Loan Review Complete
170060221	XXX	$XXX	NE	6/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170063535	XXX	$XXX	SC	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060197	XXX	$XXX	AL	5/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170060278	XXX	$XXX	AL	9/XX/2004	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060257	XXX	$XXX	OK	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
170065132	XXX	$XXX	TX	6/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170060274	XXX	$XXX	AK	9/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
170060269	XXX	$XXX	UT	8/XX/2004	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
170059320	XXX	$XXX	MO	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059285	XXX	$XXX	ME	6/XX/2007	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059289	XXX	$XXX	MS	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059290	XXX	$XXX	LA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170065097	XXX	$XXX	AL	9/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058615	XXX	$XXX	HI	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064224	XXX	$XXX	AZ	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,550.77 is underdisclosed from calculated Finance Charge of $344,913.99 in the amount of $2,363.22.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed. Hud is missing from file.								Loan Review Complete
170059291	XXX	$XXX	AL	6/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170064693	XXX	$XXX	AL	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Loan Review Complete
170060180	XXX	$XXX	NE	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.								Loan Review Complete
170064697	XXX	$XXX	AL	1/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,031.79 is underdisclosed from calculated Finance Charge of $64,123.64 in the amount of $91.85.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170064714	XXX	$XXX	VA	2/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
170063635	XXX	$XXX	MI	2/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170064696	XXX	$XXX	TN	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Loan Review Complete
170064708	XXX	$XXX	AL	2/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170064705	XXX	$XXX	MI	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170060169	XXX	$XXX	KY	12/XX/2002	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170064143	XXX	$XXX	AL	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170063632	XXX	$XXX	CO	1/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170064707	XXX	$XXX	NC	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170064706	XXX	$XXX	NC	2/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 02/XX/2003.								Loan Review Complete
170064716	XXX	$XXX	AL	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Loan Review Complete
170064715	XXX	$XXX	SC	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.								Loan Review Complete
170064711	XXX	$XXX	SC	2/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063690	XXX	$XXX	OH	3/XX/2003	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170063686	XXX	$XXX	ME	3/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Loan Review Complete
170064166	XXX	$XXX	TX	3/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,953.17 is underdisclosed from calculated Finance Charge of $72,028.23 in the amount of $75.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed								Loan Review Complete
170063736	XXX	$XXX	NM	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Loan Review Complete
170064133	XXX	$XXX	PA	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Loan Review Complete
170064144	XXX	$XXX	SC	2/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Loan Review Complete
170063735	XXX	$XXX	WA	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063720	XXX	$XXX	CO	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170059791	XXX	$XXX	MI	11/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2003

																[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.						File is co-mingled.		Loan Review Complete
170059846	XXX	$XXX	UT	1/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170061881	XXX	$XXX	IN	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061876	XXX	$XXX	MI	12/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170059882	XXX	$XXX	NY	1/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170061937	XXX	$XXX	IN	3/XX/2005	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170059883	XXX	$XXX	GA	2/XX/2004	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059927	XXX	$XXX	MI	3/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170059690	XXX	$XXX	CA	2/XX/2005	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Closing / Title - Missing Document: Note - Subject Lien not provided REVIEWER - CLEARED COMMENT (2019-04-26): Cleared- note located on the NTC site							Loan Review Complete
170059694	XXX	$XXX	CA	3/XX/2005	Primary	Purchase	No	No	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170059704	XXX	$XXX	OH	3/XX/2005	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059705	XXX	$XXX	IA	4/XX/2005	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059707	XXX	$XXX	NC	4/XX/2005	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059684	XXX	$XXX	OH	3/XX/2005	Primary	Purchase			No	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170059703	XXX	$XXX	IL	4/XX/2005	Primary	Purchase			No	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170059680	XXX	$XXX	IN	3/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063517	XXX	$XXX	AL	6/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170061415	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059284	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170059373	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061718	XXX	$XXX	FL	1/XX/2006	Investment	Refinance Rate/Term			No	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170059759	XXX	$XXX	NY	9/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061426	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170065490	XXX	$XXX	OH	2/XX/2001	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2000.								Loan Review Complete
170060266	XXX	$XXX	CA	6/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170065493	XXX	$XXX	OH	3/XX/2001	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001.								Loan Review Complete
170065496	XXX	$XXX	WA	4/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059898	XXX	$XXX	TX	11/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170061925	XXX	$XXX	IA	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.37500% is underdisclosed from calculated APR of 8.63478% outside of 0.125% tolerance.
EXCEPTION INFO: TIL Itemization does not reflect origination fee of $1100 as prepaid finance charge

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,169.00 is underdisclosed from calculated Finance Charge of $63,017.13 in the amount of $848.13.
																	EXCEPTION INFO: TIL Itemization does not reflect origination fee of $1100 as prepaid finance charge								Loan Review Complete
170061940	XXX	$XXX	LA	5/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059651	XXX	$XXX	NY	8/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.								Loan Review Complete
170064677	XXX	$XXX	AL	11/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
170061425	XXX	$XXX	GA	4/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064695	XXX	$XXX	WA	1/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
170064683	XXX	$XXX	SC	12/XX/2002	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Loan Review Complete
170060133	XXX	$XXX	KS	11/XX/2002	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.								Loan Review Complete
170064142	XXX	$XXX	SC	1/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170064684	XXX	$XXX	MI	12/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,830.07 is underdisclosed from calculated Finance Charge of $80,965.08 in the amount of $135.01.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure. No itemization of the amount financed located in the fie.								Loan Review Complete
170060170	XXX	$XXX	MI	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060154	XXX	$XXX	IN	12/XX/2002	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.								Loan Review Complete
170060136	XXX	$XXX	NC	11/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.								Loan Review Complete
170059213	XXX	$XXX	LA	5/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061441	XXX	$XXX	CA	5/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061140	XXX	$XXX	LA	4/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170065365	XXX	$XXX	NY	3/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $547,125.96 is underdisclosed from calculated Finance Charge of $547,342.03 in the amount of $216.07.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Final TIL itemization.								Loan Review Complete
170061141	XXX	$XXX	MS	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059580	XXX	$XXX	NJ	4/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,642.93 is underdisclosed from calculated Finance Charge of $240,863.95 in the amount of $221.02.
																	EXCEPTION INFO: TIL Itemization did not disclose the attorney fee of $850 as prepaid finance charges.								Loan Review Complete
170063498	XXX	$XXX	ME	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059543	XXX	$XXX	OK	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170061185	XXX	$XXX	LA	3/XX/2007	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061204	XXX	$XXX	NY	4/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061194	XXX	$XXX	IN	4/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2007

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170061191	XXX	$XXX	PA	3/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061351	XXX	$XXX	SC	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064579	XXX	$XXX	LA	3/XX/2000	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064589	XXX	$XXX	OH	2/XX/2001	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064592	XXX	$XXX	IN	3/XX/2001	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170064588	XXX	$XXX	MI	1/XX/2001	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064586	XXX	$XXX	LA	12/XX/2000	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064590	XXX	$XXX	NJ	2/XX/2001	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064578	XXX	$XXX	MO	7/XX/1999	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060013	XXX	$XXX	TN	4/XX/2002	Primary	UTD UTD	UTD	Yes	No	3	3	[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: Note incomplete due to missing pages 2 and 4 of 4.

[3] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064581	XXX	$XXX	NC	5/XX/2000	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065494	XXX	$XXX	MN	4/XX/2001	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064427	XXX	$XXX	TN	7/XX/2001	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064591	XXX	$XXX	NY	3/XX/2001	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064668	XXX	$XXX	NC	11/XX/2002	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170064597	XXX	$XXX	TN	8/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 9.87300% is underdisclosed from calculated APR of 10.04701% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,165.62 is underdisclosed from calculated Finance Charge of $48,730.88 in the amount of $565.26.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170064585	XXX	$XXX	NY	10/XX/2000	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064582	XXX	$XXX	IA	5/XX/2000	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064737	XXX	$XXX	ME	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Loan Review Complete
170064587	XXX	$XXX	NY	1/XX/2001	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064593	XXX	$XXX	IA	5/XX/2001	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064688	XXX	$XXX	FL	1/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064698	XXX	$XXX	CA	2/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064687	XXX	$XXX	FL	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064596	XXX	$XXX	KY	7/XX/2001	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064652	XXX	$XXX	TN	8/XX/2002	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064594	XXX	$XXX	AL	6/XX/2001	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061874	XXX	$XXX	IN	12/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064632	XXX	$XXX	TX	6/XX/2002	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064137	XXX	$XXX	GA	3/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170060088	XXX	$XXX	NY	4/XX/2002	Primary	Construction-Permanent	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.43800% is overdisclosed from calculated APR of 8.15511% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,824.81 is underdisclosed from calculated Finance Charge of $264,298.88 in the amount of $474.07.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 147 months, however, the audited TIL indicates MI should drop off after 148 months.								Loan Review Complete
170064425	XXX	$XXX	GA	6/XX/2001	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170064605	XXX	$XXX	NC	10/XX/2001	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064447	XXX	$XXX	PA	11/XX/2001	Primary	Purchase			No	No		1			1										Loan Review Complete
170064441	XXX	$XXX	NC	10/XX/2001	Second Home	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170060033	XXX	$XXX	FL	6/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059969	XXX	$XXX	NV	4/XX/2004	Second Home	Purchase	No	No	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170064966	XXX	$XXX	TX	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170064978	XXX	$XXX	TN	8/XX/2007	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170063856	XXX	$XXX	NY	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170064983	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170064418	XXX	$XXX	ID	5/XX/2001	Investment	Purchase			No	No		1			1										Loan Review Complete
170065075	XXX	$XXX	CT	8/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170058535	XXX	$XXX	VA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170060480	XXX	$XXX	CA	1/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060392	XXX	$XXX	AL	12/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060902	XXX	$XXX	SC	6/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060954	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Loan Review Complete
170060988	XXX	$XXX	FL	8/XX/2005	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061116	XXX	$XXX	CA	7/XX/2005	Second Home	Refinance Cash-out - Debt Consolidation	No	No	No	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)								Loan Review Complete
170061115	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170060989	XXX	$XXX	TX	8/XX/2005	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170060391	XXX	$XXX	NC	12/XX/2004	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Loan Review Complete
170060354	XXX	$XXX	OR	11/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Loan Review Complete
170060339	XXX	$XXX	MS	10/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,611.58 is underdisclosed from calculated Finance Charge of $125,800.06 in the amount of $188.48.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060338	XXX	$XXX	AL	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170063300	XXX	$XXX	CA	3/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170061153	XXX	$XXX	OK	4/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170061159	XXX	$XXX	TX	3/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061139	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061154	XXX	$XXX	WA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063519	XXX	$XXX	TX	8/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061323	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170058695	XXX	$XXX	IA	10/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,845.16 is underdisclosed from calculated Finance Charge of $142,439.75 in the amount of $594.59.
																	EXCEPTION INFO: Final TIL disclosed MI dropping off after months, however the calculated TIL reflects MI dropping off after months.								Loan Review Complete
170064963	XXX	$XXX	MI	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] General - Incomplete Document: Note - Subject Lien is incomplete EXCEPTION INFO: Missing page 2 of 2 of the Note	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170060490	XXX	$XXX	SC	12/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170064977	XXX	$XXX	OH	9/XX/2007	Primary	Purchase	No	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,049.75 is underdisclosed from calculated Finance Charge of $94,411.08 in the amount of $361.33.
																	EXCEPTION INFO: Unable to verify underdisclosure due to missing itemization of amount financed.								Loan Review Complete
170058581	XXX	$XXX	NJ	9/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170063307	XXX	$XXX	IN	8/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170063497	XXX	$XXX	PA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063308	XXX	$XXX	TX	7/XX/2007	Primary	Purchase			Yes	No		1			1		[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2007								Loan Review Complete
170064962	XXX	$XXX	TX	9/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058659	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064964	XXX	$XXX	TX	8/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058829	XXX	$XXX	AZ	11/XX/2007	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058621	XXX	$XXX	CT	10/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062596	XXX	$XXX	IA	2/XX/2007	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170063839	XXX	$XXX	CA	4/XX/1996	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1996 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/1995.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061452	XXX	$XXX	TN	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064451	XXX	$XXX	OH	11/XX/2001	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065462	XXX	$XXX	PA	8/XX/1999	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170065464	XXX	$XXX	NH	11/XX/1999	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,943.84 is underdisclosed from calculated Finance Charge of $83,047.07 in the amount of $103.23.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed								Loan Review Complete
170065457	XXX	$XXX	PA	7/XX/1999	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170065303	XXX	$XXX	NC	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,356.65 is underdisclosed from calculated Finance Charge of $169,885.45 in the amount of $528.80.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170065463	XXX	$XXX	GA	11/XX/1999	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/1999.	[1] Closing / Title - Missing Document: Note - Subject Lien not provided REVIEWER - CLEARED COMMENT (2019-04-26): Cleared- note located on NTC site							Loan Review Complete
170063214	XXX	$XXX	MO	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170062600	XXX	$XXX	LA	1/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170062545	XXX	$XXX	SC	11/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062546	XXX	$XXX	NE	11/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170063230	XXX	$XXX	MI	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065201	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170062593	XXX	$XXX	IN	2/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063213	XXX	$XXX	OK	12/XX/2006	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170065204	XXX	$XXX	MI	12/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170062599	XXX	$XXX	FL	2/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170063231	XXX	$XXX	VA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,282.61 is underdisclosed from calculated Finance Charge of $167,380.61 in the amount of $98.00.
																	EXCEPTION INFO: Unable to determine the reason for under disclosure due to missing TIL Itemization of Amount Financed.								Loan Review Complete
170065206	XXX	$XXX	AR	12/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065258	XXX	$XXX	CO	2/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065202	XXX	$XXX	OK	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065205	XXX	$XXX	AR	1/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170062591	XXX	$XXX	MI	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170062592	XXX	$XXX	LA	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170063232	XXX	$XXX	CO	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065210	XXX	$XXX	IL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170059729	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170059730	XXX	$XXX	TX	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170058614	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170061205	XXX	$XXX	MD	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170061411	XXX	$XXX	MD	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059472	XXX	$XXX	MD	5/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170061357	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059545	XXX	$XXX	NY	5/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170061321	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059721	XXX	$XXX	OR	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059547	XXX	$XXX	RI	5/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170061329	XXX	$XXX	TX	4/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170061358	XXX	$XXX	AL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170061408	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170061445	XXX	$XXX	WI	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059319	XXX	$XXX	AL	6/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059731	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $527,078.06 is underdisclosed from calculated Finance Charge of $527,139.05 in the amount of $60.99.
																	EXCEPTION INFO: Under disclosure is due to $60 tax cert fee being collected on final HUD and not included in the finance charge								Loan Review Complete
170061283	XXX	$XXX	PA	4/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170060143	XXX	$XXX	IN	12/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170058901	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062058	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170061767	XXX	$XXX	LA	5/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061155	XXX	$XXX	NM	3/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061147	XXX	$XXX	TX	3/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061148	XXX	$XXX	LA	3/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062597	XXX	$XXX	IN	2/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170062601	XXX	$XXX	VA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,197.14 is underdisclosed from calculated Finance Charge of $290,383.15 in the amount of $186.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170060287	XXX	$XXX	NJ	8/XX/2004	Primary	Purchase			Yes	Yes		1			1		[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2004								Loan Review Complete
170064429	XXX	$XXX	IN	8/XX/2001	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170064430	XXX	$XXX	IN	8/XX/2001	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170064444	XXX	$XXX	SC	10/XX/2001	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062590	XXX	$XXX	MN	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170064434	XXX	$XXX	FL	9/XX/2001	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001.								Loan Review Complete
170064386	XXX	$XXX	MI	11/XX/2001	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170062617	XXX	$XXX	CA	4/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170062614	XXX	$XXX	PA	4/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170062007	XXX	$XXX	IA	2/XX/2006	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062071	XXX	$XXX	FL	7/XX/2006	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060000	XXX	$XXX	NC	3/XX/2002	Investment	UTD UTD	UTD	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170064445	XXX	$XXX	NY	11/XX/2001	UTD	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060247	XXX	$XXX	VA	8/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Loan Review Complete
170062691	XXX	$XXX	TX	7/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062648	XXX	$XXX	GA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170060270	XXX	$XXX	TX	8/XX/2004	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060273	XXX	$XXX	AR	8/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Loan Review Complete
170064452	XXX	$XXX	FL	12/XX/2001	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,313.59 is underdisclosed from calculated Finance Charge of $217,478.19 in the amount of $164.60.
																	EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting MI being in force for 107 months, however based on the loan amount and appraised value the MI would be in force for 111 months and a fall-off after approximately 78% LTV.								Loan Review Complete
170064620	XXX	$XXX	GA	3/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064595	XXX	$XXX	FL	7/XX/2001	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064600	XXX	$XXX	FL	8/XX/2001	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001.								Loan Review Complete
170064602	XXX	$XXX	GA	9/XX/2001	Primary	Purchase			No	No		1			1										Loan Review Complete
170064449	XXX	$XXX	OH	10/XX/2001	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,448.49 is underdisclosed from calculated Finance Charge of $222,503.47 in the amount of $54.98.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170064613	XXX	$XXX	FL	12/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,245.34 is underdisclosed from calculated Finance Charge of $150,441.77 in the amount of $196.43.
EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064612	XXX	$XXX	GA	12/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,476.46 is underdisclosed from calculated Finance Charge of $326,722.23 in the amount of $3,245.77.
EXCEPTION INFO: TIL itemization did not include $25 Courier fee, $150 Processing fee and 2nd $25 courier fee in the prepaid finance charges.  A $6.50 GRMA fee was included in the prepaids.  The remaining under disclosure is MI related.  Premium on the MIC does not match the TIL.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170064609	XXX	$XXX	FL	12/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	3	3	[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: Note is dated 12/XX/2001 and the first payment date as per Note is 02/XX/2001.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Note Error: First payment date is before the note date.
EXCEPTION INFO: The note date is 12/XX/2001 and the first payment date is 02/XX/2001.

[3] Closing / Title - Security Instrument Error: County was not provided	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064606	XXX	$XXX	GA	11/XX/2001	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170064603	XXX	$XXX	GA	9/XX/2001	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,273.67 is underdisclosed from calculated Finance Charge of $98,518.21 in the amount of $244.54.
EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170064610	XXX	$XXX	GA	12/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,745.18 is underdisclosed from calculated Finance Charge of $172,203.87 in the amount of $458.69.
EXCEPTION INFO: The TIL itemization did not disclose an attorney fee of $400 and courier fee of $65 as prepaid finance charges.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170064608	XXX	$XXX	GA	11/XX/2001	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170064604	XXX	$XXX	GA	10/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,956.54 is underdisclosed from calculated Finance Charge of $150,440.05 in the amount of $483.51.
EXCEPTION INFO: Itemization did not disclose the settlement fee of $450 and title courier fee of $40 as prepaid finance charges.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2001, prior to three (3) business days from transaction date of 10/XX/2001.								Loan Review Complete
170064611	XXX	$XXX	AL	11/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,615.11 is underdisclosed from calculated Finance Charge of $306,749.59 in the amount of $1,134.48.
EXCEPTION INFO: TIL itemization did not disclose an application fee of $350, courier fees of $39 and $50, a closing settlement fee of $250, a tax service fee of $73 and an underwriting fee of $250 as prepaid finance charges.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064607	XXX	$XXX	GA	11/XX/2001	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.								Loan Review Complete
170059995	XXX	$XXX	PA	1/XX/2002	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,018.94 is underdisclosed from calculated Finance Charge of $80,127.63 in the amount of $108.69.
																	EXCEPTION INFO: TIL Itemization did not disclose $35.00 Wire Fee, $15.00 Wire Fee, $35.00 CPL Fee and $30.00 Recording Service Fee as prepaid finance charges.								Loan Review Complete
170065480	XXX	$XXX	FL	8/XX/2000	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2000 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170064616	XXX	$XXX	SC	1/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170065482	XXX	$XXX	OH	10/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2000

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2000 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170065483	XXX	$XXX	PA	10/XX/2000	Primary	Purchase		No	No	No		3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2000 used as disbursement date for compliance testing.								Loan Review Complete
170065486	XXX	$XXX	NC	12/XX/2000	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2000

[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170063384	XXX	$XXX	LA	7/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063399	XXX	$XXX	LA	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170059374	XXX	$XXX	KY	7/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063068	XXX	$XXX	CA	7/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062737	XXX	$XXX	LA	7/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059371	XXX	$XXX	OK	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059372	XXX	$XXX	PA	7/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063385	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059396	XXX	$XXX	TX	6/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059294	XXX	$XXX	TX	6/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170063400	XXX	$XXX	TX	7/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064984	XXX	$XXX	NJ	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170064979	XXX	$XXX	VA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170064985	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058663	XXX	$XXX	KY	9/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170064939	XXX	$XXX	TX	9/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170064999	XXX	$XXX	CA	9/XX/2007	Primary	Purchase	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170064986	XXX	$XXX	UT	9/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170064971	XXX	$XXX	PA	8/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170064998	XXX	$XXX	PA	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170064941	XXX	$XXX	TX	9/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058666	XXX	$XXX	TX	9/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170060481	XXX	$XXX	TX	12/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170065076	XXX	$XXX	TX	9/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170060478	XXX	$XXX	TN	1/XX/2008	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170060452	XXX	$XXX	MA	1/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060550	XXX	$XXX	AL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170058893	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058956	XXX	$XXX	PA	1/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058894	XXX	$XXX	LA	1/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060561	XXX	$XXX	MD	1/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060479	XXX	$XXX	TN	1/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060551	XXX	$XXX	MS	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060340	XXX	$XXX	CT	10/XX/2004	Primary	Purchase			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170060380	XXX	$XXX	KY	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $52,445.50 is underdisclosed from calculated Finance Charge of $52,514.73 in the amount of $69.23.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170060336	XXX	$XXX	KY	11/XX/2004	Primary	Purchase			Yes	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170060384	XXX	$XXX	NY	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060347	XXX	$XXX	FL	11/XX/2004	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2004									Loan Review Complete
170061911	XXX	$XXX	MA	9/XX/2004	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059296	XXX	$XXX	PA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2007	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059663	XXX	$XXX	IN	1/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059726	XXX	$XXX	VA	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.								Loan Review Complete
170059292	XXX	$XXX	TX	7/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170062728	XXX	$XXX	FL	6/XX/2007	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170064961	XXX	$XXX	MD	8/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170059321	XXX	$XXX	CT	7/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063386	XXX	$XXX	IN	7/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063032	XXX	$XXX	MD	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062549	XXX	$XXX	AL	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170063467	XXX	$XXX	OK	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170062532	XXX	$XXX	MD	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2006

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170062526	XXX	$XXX	MT	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170062531	XXX	$XXX	SC	10/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $382,985.13 is underdisclosed from calculated Finance Charge of $385,392.63 in the amount of $2,407.50.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 120 months, however, the audited TIL indicates MI should drop off after 175 months.								Loan Review Complete
170062551	XXX	$XXX	SC	10/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,064.20 is underdisclosed from calculated Finance Charge of $344,439.73 in the amount of $2,375.53.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
170062523	XXX	$XXX	ME	10/XX/2006	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062541	XXX	$XXX	AR	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] General - Incomplete Document: Note - Subject Lien is incomplete EXCEPTION INFO: Page 2 of the Note not provided.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170062525	XXX	$XXX	UT	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170062550	XXX	$XXX	NY	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $370,621.13 is underdisclosed from calculated Finance Charge of $370,985.54 in the amount of $364.41.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170062522	XXX	$XXX	PA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058660	XXX	$XXX	OK	9/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170064976	XXX	$XXX	OK	9/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170064995	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170065004	XXX	$XXX	TX	9/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065000	XXX	$XXX	LA	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062552	XXX	$XXX	LA	11/XX/2006	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2006

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170064967	XXX	$XXX	TX	8/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170065002	XXX	$XXX	LA	9/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170064987	XXX	$XXX	NC	9/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,467.79 is underdisclosed from calculated Finance Charge of $292,016.45 in the amount of $1,548.66.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount due to fees financed.								Loan Review Complete
170064996	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170065001	XXX	$XXX	LA	9/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058957	XXX	$XXX	TN	2/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058958	XXX	$XXX	NY	2/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058902	XXX	$XXX	PA	2/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058952	XXX	$XXX	MD	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,566.20 is underdisclosed from calculated Finance Charge of $203,735.73 in the amount of $169.53.
																	EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.								Loan Review Complete
170058953	XXX	$XXX	UT	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060694	XXX	$XXX	FL	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060814	XXX	$XXX	NJ	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170058895	XXX	$XXX	TN	2/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060685	XXX	$XXX	FL	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060813	XXX	$XXX	TX	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2008
																	EXCEPTION INFO: The APN Number was not provided on the Appraisal.								Loan Review Complete
170060778	XXX	$XXX	IL	2/XX/2008	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059832	XXX	$XXX	CA	8/XX/2003	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.								Loan Review Complete
170063872	XXX	$XXX	TN	8/XX/2003	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063923	XXX	$XXX	OH	9/XX/2003	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170059833	XXX	$XXX	IL	7/XX/2003	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,849.16 is underdisclosed from calculated Finance Charge of $145,251.08 in the amount of $401.92.
																	EXCEPTION INFO: Under disclosure due to $475 attorney fee not being disclosed as a prepaid finance charge per the final TIL itemization.								Loan Review Complete
170063905	XXX	$XXX	CT	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,726.09 is underdisclosed from calculated Finance Charge of $134,842.32 in the amount of $116.23.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061073	XXX	$XXX	FL	11/XX/2005	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063910	XXX	$XXX	OR	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061086	XXX	$XXX	LA	12/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170061623	XXX	$XXX	OK	1/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170063869	XXX	$XXX	MI	8/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061071	XXX	$XXX	LA	11/XX/2005	UTD	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170061069	XXX	$XXX	PA	12/XX/2005	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[3] General Appraisal Requirements - Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061047	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170062079	XXX	$XXX	CO	6/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170062064	XXX	$XXX	TX	6/XX/2006	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170062075	XXX	$XXX	FL	7/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170062119	XXX	$XXX	AL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061359	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170061365	XXX	$XXX	TX	4/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061366	XXX	$XXX	TN	5/XX/2007	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061427	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170065444	XXX	$XXX	MI	9/XX/1998	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064426	XXX	$XXX	IL	7/XX/2001	Investment	Refinance Cash-out - Debt Consolidation			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001.								Loan Review Complete
170061046	XXX	$XXX	TX	10/XX/2005	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059801	XXX	$XXX	CO	4/XX/1998	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/1998.								Loan Review Complete
170059749	XXX	$XXX	WA	9/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170063850	XXX	$XXX	FL	7/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170064614	XXX	$XXX	AZ	1/XX/2002	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064960	XXX	$XXX	FL	6/XX/2001	Investment	Refinance Cash-out - Other	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000.								Loan Review Complete
170064959	XXX	$XXX	CA	6/XX/2001	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065495	XXX	$XXX	FL	4/XX/2001	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,509.39 is underdisclosed from calculated Finance Charge of $160,805.69 in the amount of $296.30.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.								Loan Review Complete
170060087	XXX	$XXX	CO	8/XX/2002	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.								Loan Review Complete
170060064	XXX	$XXX	NC	7/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,939.29 is underdisclosed from calculated Finance Charge of $143,989.31 in the amount of $50.02.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization of Amount Financed								Loan Review Complete
170064643	XXX	$XXX	UT	8/XX/2002	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Loan Review Complete
170064647	XXX	$XXX	MI	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,488.06 is underdisclosed from calculated Finance Charge of $101,548.57 in the amount of $60.51.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170064642	XXX	$XXX	SC	8/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Loan Review Complete
170060090	XXX	$XXX	VA	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.								Loan Review Complete
170060098	XXX	$XXX	NY	9/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170064656	XXX	$XXX	WA	9/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170060101	XXX	$XXX	TN	9/XX/2002	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,475.67 is underdisclosed from calculated Finance Charge of $224,535.43 in the amount of $59.76.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170064650	XXX	$XXX	NC	9/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,770.80 is underdisclosed from calculated Finance Charge of $135,310.87 in the amount of $540.07.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002.								Loan Review Complete
170064660	XXX	$XXX	OH	10/XX/2002	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.								Loan Review Complete
170064651	XXX	$XXX	AL	9/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.								Loan Review Complete
170060091	XXX	$XXX	NC	8/XX/2002	Primary	Purchase			Yes	No		2			2	[3] General - Incomplete Document: Note - Subject Lien is incomplete EXCEPTION INFO: Missing page 2 of 3.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Loan Review Complete
170064646	XXX	$XXX	AL	9/XX/2002	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.								Loan Review Complete
170060135	XXX	$XXX	MI	12/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170060138	XXX	$XXX	AL	10/XX/2002	Primary	Purchase			No	No		1			1										Loan Review Complete
170064670	XXX	$XXX	NC	11/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064671	XXX	$XXX	OK	10/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170064673	XXX	$XXX	NC	11/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170060134	XXX	$XXX	IL	11/XX/2002	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170064667	XXX	$XXX	NY	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060108	XXX	$XXX	MS	10/XX/2002	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170063855	XXX	$XXX	MO	7/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
170063870	XXX	$XXX	FL	7/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
170063818	XXX	$XXX	AL	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
170063873	XXX	$XXX	AL	7/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
170063866	XXX	$XXX	AL	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061330	XXX	$XXX	GA	4/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170061368	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170061360	XXX	$XXX	TX	5/XX/2007	Primary	Purchase			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170062646	XXX	$XXX	WI	5/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170061367	XXX	$XXX	UT	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061403	XXX	$XXX	UT	5/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170059198	XXX	$XXX	NY	6/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063615	XXX	$XXX	NY	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064446	XXX	$XXX	MI	10/XX/2001	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064459	XXX	$XXX	MI	11/XX/2001	Investment	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.								Loan Review Complete
170064442	XXX	$XXX	CA	9/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $334,371.21 is underdisclosed from calculated Finance Charge of $334,805.85 in the amount of $434.64.
																	EXCEPTION INFO: TIL Itemization did not disclose an Admin fee of $100, a Sub Escrow fee of $125, a Courier fee of $45, a Document Signing fee of $150 and two Wire fees totaling $75 partially offset by a Wire fee of $5 as prepaid finance charges.								Loan Review Complete
170060008	XXX	$XXX	CA	8/XX/2001	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2001, prior to three (3) business days from transaction date of 08/XX/2001.								Loan Review Complete
170059994	XXX	$XXX	AL	1/XX/2002	Primary	Purchase			No	No		1			1										Loan Review Complete
170060005	XXX	$XXX	MI	2/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.								Loan Review Complete
170059999	XXX	$XXX	MI	2/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.								Loan Review Complete
170060037	XXX	$XXX	DC	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060009	XXX	$XXX	CA	3/XX/2002	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.								Loan Review Complete
170060028	XXX	$XXX	MI	5/XX/2002	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060023	XXX	$XXX	IN	4/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,082.15 is underdisclosed from calculated Finance Charge of $62,427.05 in the amount of $344.90.
																	EXCEPTION INFO: Unable to determine variance due to missing itemization of amount financed								Loan Review Complete
170060043	XXX	$XXX	NC	6/XX/2002	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.								Loan Review Complete
170060036	XXX	$XXX	SC	5/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060049	XXX	$XXX	MO	6/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $38,634.18 is underdisclosed from calculated Finance Charge of $38,794.02 in the amount of $159.84.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170060081	XXX	$XXX	AL	6/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.								Loan Review Complete
170060092	XXX	$XXX	AL	6/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,068.01 is underdisclosed from calculated Finance Charge of $45,122.60 in the amount of $54.59.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170063739	XXX	$XXX	NH	5/XX/2003	Primary	Purchase	No	No	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2003

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063790	XXX	$XXX	MI	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2003

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170063812	XXX	$XXX	IL	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Desk-Top Review / Valuation Report Date: 05/XX/2003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,792.96 is underdisclosed from calculated Finance Charge of $81,985.45 in the amount of $192.49.
																	EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170063754	XXX	$XXX	CA	6/XX/2003	Investment	Refinance Cash-out - Other		No	No	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
170063901	XXX	$XXX	VT	9/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,011.44 is underdisclosed from calculated Finance Charge of $189,691.53 in the amount of $680.09.
																	EXCEPTION INFO: Under disclosure is not due to payment stream. Itemization is missing. Unable to determine reason for under disclosure.								Loan Review Complete
170060224	XXX	$XXX	NJ	7/XX/2004	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170063533	XXX	$XXX	GA	4/XX/2004	Primary	Purchase	Yes	No	1	1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Closing / Title - The Note has not been signed by the borrower(s).
																EXCEPTION INFO: Page 2 of Note is missing.									Loan Review Complete
170059958	XXX	$XXX	CA	4/XX/2004	Primary	Purchase	No	No	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061941	XXX	$XXX	AL	4/XX/2005	Primary	Refinance Rate/Term			Yes	No		1			1			[1] Closing / Title - Missing Document: Note - Subject Lien not provided REVIEWER - CLEARED COMMENT (2019-04-26): Cleared- Note located on NTC site							Loan Review Complete
170060869	XXX	$XXX	WA	5/XX/2005	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060918	XXX	$XXX	PA	7/XX/2005	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061896	XXX	$XXX	FL	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060873	XXX	$XXX	IL	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170060917	XXX	$XXX	IN	7/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,284.15 is underdisclosed from calculated Finance Charge of $224,586.57 in the amount of $302.42.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170058616	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170064994	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065074	XXX	$XXX	IN	9/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170064969	XXX	$XXX	SC	8/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063469	XXX	$XXX	UT	8/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170064940	XXX	$XXX	MO	8/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170063495	XXX	$XXX	TN	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170064982	XXX	$XXX	TX	9/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058900	XXX	$XXX	WA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063470	XXX	$XXX	DE	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058560	XXX	$XXX	AZ	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064970	XXX	$XXX	AL	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170065077	XXX	$XXX	WY	9/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058664	XXX	$XXX	MS	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065078	XXX	$XXX	MO	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170060412	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058562	XXX	$XXX	TX	12/XX/2007	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060400	XXX	$XXX	TN	12/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060815	XXX	$XXX	LA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060710	XXX	$XXX	TX	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058561	XXX	$XXX	GA	12/XX/2007	Primary	Purchase	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060695	XXX	$XXX	MD	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060780	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058261	XXX	$XXX	WI	4/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170064260	XXX	$XXX	SC	2/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170064263	XXX	$XXX	MI	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060681	XXX	$XXX	LA	3/XX/2008	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170064274	XXX	$XXX	LA	3/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058915	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $486,025.49 is underdisclosed from calculated Finance Charge of $486,267.29 in the amount of $241.80.
																	EXCEPTION INFO: TIL Itemization did not disclose an E-Doc fee of $11, Permit fees of $28, a Recording Service fee of $22, a Sub Escrow fee of $125, and a Wire fee of $15 as prepaid finance charges.								Loan Review Complete
170060674	XXX	$XXX	SC	3/XX/2008	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170060671	XXX	$XXX	SC	3/XX/2008	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170060675	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060817	XXX	$XXX	GA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $442,444.57 is underdisclosed from calculated Finance Charge of $442,513.27 in the amount of $68.70.
																	EXCEPTION INFO: TIL Itemization does not reflect release service fee of $75 as prepaid finance charge.								Loan Review Complete
170060779	XXX	$XXX	NJ	2/XX/2008	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
170060759	XXX	$XXX	FL	5/XX/2008	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060682	XXX	$XXX	TX	3/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064289	XXX	$XXX	FL	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060761	XXX	$XXX	FL	5/XX/2008	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060760	XXX	$XXX	LA	6/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170058315	XXX	$XXX	TN	8/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
170058300	XXX	$XXX	AZ	6/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170058318	XXX	$XXX	FL	7/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170058299	XXX	$XXX	CA	7/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008.								Loan Review Complete
170060726	XXX	$XXX	FL	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.								Loan Review Complete
170063752	XXX	$XXX	MI	5/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,695.11 is underdisclosed from calculated Finance Charge of $131,731.33 in the amount of $36.22.
																	EXCEPTION INFO: Itemization of Amount Financed does not include the $30 Courier fee in the prepaid finance charges.								Loan Review Complete
170060140	XXX	$XXX	OH	8/XX/2001	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2001.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170060007	XXX	$XXX	FL	3/XX/2002	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170064618	XXX	$XXX	SC	1/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170060010	XXX	$XXX	CO	4/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2002	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060019	XXX	$XXX	GA	5/XX/2002	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.71500% is overdisclosed from calculated APR of 7.04257% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,720.62 is underdisclosed from calculated Finance Charge of $139,976.39 in the amount of $255.77.
EXCEPTION INFO: TIL Itemization did not disclose the attorney's fee of $435 or the wire fee of $12 as prepaid finance charges.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2001, prior to three (3) business days from transaction date of 05/XX/2002.								Loan Review Complete
170064622	XXX	$XXX	GA	3/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.								Loan Review Complete
170060012	XXX	$XXX	MS	4/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,784.05 is underdisclosed from calculated Finance Charge of $169,172.13 in the amount of $388.08.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.								Loan Review Complete
170060020	XXX	$XXX	GA	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,729.29 is underdisclosed from calculated Finance Charge of $70,105.32 in the amount of $376.03.
																	EXCEPTION INFO: TIL itemization did not include Flood Cert fee of $16, Attorney's fee of $350, or Assignment fee of $10 in the prepaid amount financed.								Loan Review Complete
170060032	XXX	$XXX	MO	6/XX/2002	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1										Loan Review Complete
170064662	XXX	$XXX	MS	9/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170060075	XXX	$XXX	NY	8/XX/2002	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,314.24 is underdisclosed from calculated Finance Charge of $92,214.84 in the amount of $900.60.
																	EXCEPTION INFO: There is a Seller credit on page one of HUD for $3660 which is not itemized therefore excluded.								Loan Review Complete
170063914	XXX	$XXX	WA	9/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060076	XXX	$XXX	MI	8/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,934.32 is underdisclosed from calculated Finance Charge of $151,014.74 in the amount of $80.42.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.								Loan Review Complete
170064641	XXX	$XXX	MI	8/XX/2002	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.								Loan Review Complete
170063825	XXX	$XXX	FL	7/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060175	XXX	$XXX	MI	1/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2002

[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060089	XXX	$XXX	WA	9/XX/2002	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170064731	XXX	$XXX	NY	6/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061871	XXX	$XXX	IA	11/XX/2003	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170064181	XXX	$XXX	NY	11/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064291	XXX	$XXX	NY	5/XX/2008	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - GENERAL COMMENT (2019-04-03): Received HUD from sale of previous property, no exceptions to clear with documents provided.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170062616	XXX	$XXX	CA	3/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062608	XXX	$XXX	TX	11/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] General Appraisal Requirements - Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061935	XXX	$XXX	FL	3/XX/2005	UTD	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064377	XXX	$XXX	FL	10/XX/2008	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061936	XXX	$XXX	FL	3/XX/2005	Investment	Refinance Cash-out - Other	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170064401	XXX	$XXX	CO	9/XX/1998	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/1998.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059598	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170061633	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060901	XXX	$XXX	FL	3/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061706	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.								Loan Review Complete
170065360	XXX	$XXX	GA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170059504	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059349	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062895	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062990	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065259	XXX	$XXX	FL	1/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058568	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058302	XXX	$XXX	FL	6/XX/2008	Second Home	Purchase			No	No		1			1										Loan Review Complete
170063120	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170063237	XXX	$XXX	FL	12/XX/2003	Second Home	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059505	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,883.46 is underdisclosed from calculated Finance Charge of $255,008.22 in the amount of $1,124.76.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.								Loan Review Complete
170060234	XXX	$XXX	FL	5/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170058358	XXX	$XXX	NY	11/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $381,392.12 is underdisclosed from calculated Finance Charge of $381,942.12 in the amount of $550.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170060235	XXX	$XXX	GA	6/XX/2004	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,327.39 is underdisclosed from calculated Finance Charge of $68,457.04 in the amount of $3,129.65.
																	EXCEPTION INFO: Underdisclosure is payment stream related due to index used at closing of 1.302% per Closing Instructions; closest index available within lookback period was 1.43%.								Loan Review Complete
170058353	XXX	$XXX	FL	9/XX/2001	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - The Note has not been signed by the borrower(s).	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063509	XXX	$XXX	GA	7/XX/2007	Primary	Purchase	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062989	XXX	$XXX	MN	10/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064378	XXX	$XXX	TX	11/XX/2008	Primary	Construction-Permanent	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059847	XXX	$XXX	GA	1/XX/2004	Primary	Purchase	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2004

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2004 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061583	XXX	$XXX	WI	12/XX/2005	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: AUS not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061763	XXX	$XXX	FL	6/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170059739	XXX	$XXX	AZ	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170061030	XXX	$XXX	CA	8/XX/2005	UTD	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170061669	XXX	$XXX	FL	4/XX/2006	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $242,246.59 is underdisclosed from calculated Finance Charge of $242,387.49 in the amount of $140.90.
																	EXCEPTION INFO: TIL itemization did not disclose a flood fee of $37 or a tax fee of $69 or a wire fee of $35 as a prepaid finance charge.								Loan Review Complete
170060967	XXX	$XXX	FL	8/XX/2005	Primary	Purchase		No	No	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170058289	XXX	$XXX	AZ	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058444	XXX	$XXX	CA	6/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2009	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2009.								Loan Review Complete
170062008	XXX	$XXX	FL	12/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170060892	XXX	$XXX	FL	5/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170062113	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061785	XXX	$XXX	MN	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061740	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $457,059.30 is underdisclosed from calculated Finance Charge of $457,192.25 in the amount of $132.95.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed								Loan Review Complete
170061757	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $303,646.39 is underdisclosed from calculated Finance Charge of $313,654.70 in the amount of $10,008.31.
EXCEPTION INFO: It appears a lower index was used at origination than the 5.14% available within the look-back period.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2006
																		REVIEWER - CLEARED COMMENT (2019-04-03): Cleared with appraisal provided.							Loan Review Complete
170065419	XXX	$XXX	OH	7/XX/2006	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062127	XXX	$XXX	TN	8/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061741	XXX	$XXX	FL	3/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170062126	XXX	$XXX	FL	7/XX/2006	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170062580	XXX	$XXX	WI	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,936.40 is underdisclosed from calculated Finance Charge of $265,082.43 in the amount of $146.03.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170063179	XXX	$XXX	FL	11/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170062588	XXX	$XXX	NM	11/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,821.24 is underdisclosed from calculated Finance Charge of $300,348.54 in the amount of $527.30.
																	EXCEPTION INFO: Itemization did not disclose the doc signing fee of $100 and processing fee of $500 as prepaid finance charges. Prepaid interest on HUD is disclosed as $801.12 whereas the itemization discloses as $873.95.								Loan Review Complete
170063238	XXX	$XXX	FL	12/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170063600	XXX	$XXX	KY	5/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170061184	XXX	$XXX	NJ	3/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $539,266.93 is underdisclosed from calculated Finance Charge of $540,014.23 in the amount of $747.30.
																	EXCEPTION INFO: TIL reflects termination of PMI after 180 payments. Per calculation was required through payment 193.								Loan Review Complete
170062685	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059474	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062684	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170061459	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170065011	XXX	$XXX	ME	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065068	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,664.61 is underdisclosed from calculated Finance Charge of $394,611.35 in the amount of $946.74.
																	EXCEPTION INFO: Itemization of Amount Financed was not provided. However, underdisclosure is partially due to a payment variance of $40.80 and the remainder is seems to be the amount of the $986.62 Loan Discount Fee POC by borrower.								Loan Review Complete
170062886	XXX	$XXX	MO	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170065437	XXX	$XXX	SC	7/XX/1998	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065488	XXX	$XXX	WA	1/XX/2001	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065487	XXX	$XXX	MI	12/XX/2000	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2000	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,121.41 is underdisclosed from calculated Finance Charge of $306,459.82 in the amount of $338.41.
																	EXCEPTION INFO: TIL Itemization did not disclose the recording service fee of $13, settlement fee of $300, or the title courier fee of $15 as prepaid finance charges.								Loan Review Complete
170064416	XXX	$XXX	NY	5/XX/2001	Primary	Purchase			Yes	No		1			1			[1] Closing / Title - Missing Document: Note - Subject Lien not provided REVIEWER - CLEARED COMMENT (2019-04-26): Cleared- Complete note located on the NTC site							Loan Review Complete
170065484	XXX	$XXX	MI	12/XX/2000	Primary	Refinance Cash-out - Home Improvement			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170064412	XXX	$XXX	IL	5/XX/2001	Primary	Refinance UTD	Yes	Yes	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Application / Processing - Missing Valuation:
EXCEPTION INFO: Missing appraisal	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064428	XXX	$XXX	CA	7/XX/2001	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170064417	XXX	$XXX	PA	5/XX/2001	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2001, prior to three (3) business days from transaction date of 05/XX/2001.								Loan Review Complete
170064419	XXX	$XXX	FL	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2000.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,241.20 is underdisclosed from calculated Finance Charge of $75,291.08 in the amount of $49.88.
																	EXCEPTION INFO: TIL itemization disclosed interim interest of $89.13, however the HUD reflects interim interest of $138.60.								Loan Review Complete
170064460	XXX	$XXX	CA	11/XX/2001	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064454	XXX	$XXX	NC	9/XX/2001	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2001, prior to three (3) business days from transaction date of 09/XX/2001.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170059992	XXX	$XXX	IN	2/XX/2002	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.								Loan Review Complete
170060004	XXX	$XXX	SC	3/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.								Loan Review Complete
170064433	XXX	$XXX	IL	8/XX/2001	Primary	Purchase	No	No	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060001	XXX	$XXX	NY	1/XX/2002	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.								Loan Review Complete
170060002	XXX	$XXX	TN	3/XX/2002	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060018	XXX	$XXX	MI	4/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,004.48 is underdisclosed from calculated Finance Charge of $195,230.02 in the amount of $225.54.
																	EXCEPTION INFO: Fees are under disclosed. Itemization does not include the following fees, which were disclosed on the HUD: Mortgage Insurance Reserve $67.04 (There is no other evidence of MI in the file and LTV is 80%), Sub Escrow Fee $125.00, and Title Courier/Messenger Fee $83.50 (Disclosed as $50.00).								Loan Review Complete
170060014	XXX	$XXX	FL	5/XX/1994	UTD	Construction-Permanent	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1994 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060041	XXX	$XXX	NC	6/XX/2002	Primary	Purchase	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060025	XXX	$XXX	TX	2/XX/2002	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2001.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060059	XXX	$XXX	CA	7/XX/2002	Primary	Purchase			No	No		1			1										Loan Review Complete
170060074	XXX	$XXX	MO	7/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Loan Review Complete
170060058	XXX	$XXX	NY	7/XX/2002	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Loan Review Complete
170060079	XXX	$XXX	MI	8/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MI) - max prepayment charge for MI loan is 1% - note states 6 months interest. Lender is XXX.								Loan Review Complete
170060060	XXX	$XXX	NJ	7/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $526,497.84 is underdisclosed from calculated Finance Charge of $526,540.33 in the amount of $42.49.
																	EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $50 as a prepaid finance charge.								Loan Review Complete
170060082	XXX	$XXX	NE	8/XX/2002	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060080	XXX	$XXX	NC	7/XX/2002	Primary	Construction-Permanent	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060085	XXX	$XXX	OK	7/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,029.19 is underdisclosed from calculated Finance Charge of $172,798.14 in the amount of $768.95.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $1638.73  and final HUD reflects  $2424.67.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2002								Loan Review Complete
170060093	XXX	$XXX	NY	9/XX/2002	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.								Loan Review Complete
170060083	XXX	$XXX	FL	9/XX/2002	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170060095	XXX	$XXX	CA	9/XX/2002	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170060100	XXX	$XXX	SC	10/XX/2002	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060123	XXX	$XXX	NC	11/XX/2002	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
170060111	XXX	$XXX	WI	10/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170060124	XXX	$XXX	MN	11/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,558.62 is underdisclosed from calculated Finance Charge of $175,598.62 in the amount of $40.00.
																	EXCEPTION INFO: TIL Itemization did not disclose the recording service fee of $50 and over disclosed a courier fee by $10 as prepaid finance charges.								Loan Review Complete
170060125	XXX	$XXX	CA	11/XX/2002	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060128	XXX	$XXX	AZ	10/XX/2002	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170060141	XXX	$XXX	NC	12/XX/2002	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060145	XXX	$XXX	IL	12/XX/2002	Primary	Refinance UTD	Yes	Yes	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060129	XXX	$XXX	IL	12/XX/2002	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,141.77 is underdisclosed from calculated Finance Charge of $171,243.96 in the amount of $102.19.
																	EXCEPTION INFO: TIL itemization did not disclose an extension fee of $45 as a prepaid finance charge.								Loan Review Complete
170060147	XXX	$XXX	NY	12/XX/2002	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.								Loan Review Complete
170060148	XXX	$XXX	CA	10/XX/2002	Investment	Refinance Rate/Term	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170060155	XXX	$XXX	NJ	12/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Loan Review Complete
170063650	XXX	$XXX	MI	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Tested	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170063660	XXX	$XXX	NM	10/XX/1995	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/1995.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 12/XX/1994								Loan Review Complete
170064129	XXX	$XXX	SC	3/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063702	XXX	$XXX	CA	4/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,602.14 is underdisclosed from calculated Finance Charge of $141,178.11 in the amount of $575.97.
																	EXCEPTION INFO: Itemization of finance did not disclose a closing cost fee for the amount of $597.25 to the prepaid finance cost.								Loan Review Complete
170063703	XXX	$XXX	SC	5/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064158	XXX	$XXX	NY	1/XX/1997	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 8.99600% is underdisclosed from calculated APR of 9.22988% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,711.45 is underdisclosed from calculated Finance Charge of $185,703.26 in the amount of $1,991.81.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170063709	XXX	$XXX	GA	4/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170063712	XXX	$XXX	CA	4/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063715	XXX	$XXX	NY	4/XX/2003	Primary	Refinance Cash-out - Home Improvement			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Loan Review Complete
170063714	XXX	$XXX	TN	4/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170063711	XXX	$XXX	MN	4/XX/2003	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Loan Review Complete
170063716	XXX	$XXX	NY	5/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Loan Review Complete
170063717	XXX	$XXX	FL	5/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Loan Review Complete
170063731	XXX	$XXX	CA	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170063742	XXX	$XXX	CA	5/XX/2003	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Loan Review Complete
170063747	XXX	$XXX	MN	5/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Loan Review Complete
170063748	XXX	$XXX	NY	4/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170063763	XXX	$XXX	FL	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170063772	XXX	$XXX	MI	6/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170063764	XXX	$XXX	LA	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1		[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2003								Loan Review Complete
170063773	XXX	$XXX	NY	6/XX/2003	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063781	XXX	$XXX	OR	6/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170063792	XXX	$XXX	CA	7/XX/2003	Primary	Purchase	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170063791	XXX	$XXX	NJ	7/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
170063793	XXX	$XXX	CA	7/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Loan Review Complete
170063813	XXX	$XXX	IL	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.								Loan Review Complete
170063828	XXX	$XXX	IL	7/XX/2003	Primary	Purchase	Yes	Yes	Yes	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063837	XXX	$XXX	CT	7/XX/2003	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170063844	XXX	$XXX	GA	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170063846	XXX	$XXX	GA	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Loan Review Complete
170063816	XXX	$XXX	GA	6/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,685.37 is underdisclosed from calculated Finance Charge of $100,331.03 in the amount of $645.66.
																	EXCEPTION INFO: TIL Itemization did not disclose the document signing fee of $100, the recording service fee of $38, the rate lock fee of $500, the flood certification fee of $2 and the courier fee of $5.78 as prepaid finance charges.								Loan Review Complete
170063843	XXX	$XXX	GA	7/XX/2003	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Loan Review Complete
170063845	XXX	$XXX	FL	7/XX/2003	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170063847	XXX	$XXX	OH	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170063849	XXX	$XXX	CO	8/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Loan Review Complete
170063859	XXX	$XXX	FL	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063848	XXX	$XXX	CA	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Loan Review Complete
170063863	XXX	$XXX	GA	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063871	XXX	$XXX	IL	8/XX/2003	Primary	Refinance UTD	Yes	Yes	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063877	XXX	$XXX	NJ	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2003								Loan Review Complete
170063878	XXX	$XXX	OH	8/XX/2003	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Loan Review Complete
170063876	XXX	$XXX	NY	6/XX/2003	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063883	XXX	$XXX	IL	9/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Loan Review Complete
170063882	XXX	$XXX	CT	8/XX/2003	Primary	Purchase	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063886	XXX	$XXX	VA	8/XX/2003	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
170063887	XXX	$XXX	MO	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063891	XXX	$XXX	CA	7/XX/2002	Primary	Construction-Permanent			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.								Loan Review Complete
170063896	XXX	$XXX	CA	7/XX/2003	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170063892	XXX	$XXX	CA	7/XX/2003	Investment	Purchase	No	No	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Loan Review Complete
170063902	XXX	$XXX	MI	8/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170063911	XXX	$XXX	LA	9/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.								Loan Review Complete
170059745	XXX	$XXX	CT	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170063916	XXX	$XXX	FL	9/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170059747	XXX	$XXX	MA	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063926	XXX	$XXX	NJ	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059760	XXX	$XXX	PA	10/XX/2003	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170059763	XXX	$XXX	MI	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.								Loan Review Complete
170059769	XXX	$XXX	CA	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170059774	XXX	$XXX	MI	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.								Loan Review Complete
170059770	XXX	$XXX	FL	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.								Loan Review Complete
170059775	XXX	$XXX	NM	9/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,189.24 is underdisclosed from calculated Finance Charge of $150,404.32 in the amount of $215.08.
																	EXCEPTION INFO: TIL itemization did not disclose an assignment recording fee $9 as prepaid finance charge.								Loan Review Complete
170059776	XXX	$XXX	SC	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059799	XXX	$XXX	WI	11/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.								Loan Review Complete
170059800	XXX	$XXX	PA	11/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170059798	XXX	$XXX	CA	10/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Loan Review Complete
170059807	XXX	$XXX	CT	11/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,370.10 is underdisclosed from calculated Finance Charge of $144,667.60 in the amount of $297.50.
																	EXCEPTION INFO: The TIL itemization disclosed prepaid interest in the amount of -$198.33 and final HUD reflects $99.17 as prepaid finance charges.								Loan Review Complete
170059816	XXX	$XXX	GA	12/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.								Loan Review Complete
170059834	XXX	$XXX	CA	10/XX/2003	Investment	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170059836	XXX	$XXX	CO	12/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170059835	XXX	$XXX	MD	11/XX/2003	Investment	Refinance Rate/Term	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
170059837	XXX	$XXX	FL	9/XX/2003	Second Home	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170059839	XXX	$XXX	NJ	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
170059838	XXX	$XXX	MA	10/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Loan Review Complete
170059868	XXX	$XXX	MD	11/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.								Loan Review Complete
170059865	XXX	$XXX	IL	2/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Loan Review Complete
170059870	XXX	$XXX	ID	5/XX/2000	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1999.								Loan Review Complete
170059873	XXX	$XXX	PA	11/XX/2003	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
170059871	XXX	$XXX	CA	1/XX/2004	Investment	Refinance Cash-out - Debt Consolidation	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170059890	XXX	$XXX	FL	2/XX/2004	Second Home	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059872	XXX	$XXX	CA	12/XX/2002	Primary	Construction-Permanent	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.60500% is overdisclosed from calculated APR of 4.26394% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,595.41 is underdisclosed from calculated Finance Charge of $240,770.82 in the amount of $1,175.41.
																	EXCEPTION INFO: Under disclosure due to final TIL payment stream not including MI.								Loan Review Complete
170059895	XXX	$XXX	CA	1/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170059881	XXX	$XXX	NV	2/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170059904	XXX	$XXX	FL	1/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2004

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170059907	XXX	$XXX	MI	1/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170059906	XXX	$XXX	MI	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170059905	XXX	$XXX	MI	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170059908	XXX	$XXX	FL	3/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,006.17 is underdisclosed from calculated Finance Charge of $167,138.39 in the amount of $132.22.
																	EXCEPTION INFO: TIL itemization is missing $100 courier fee.								Loan Review Complete
170059909	XXX	$XXX	NY	1/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
170059939	XXX	$XXX	IL	3/XX/2004	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170059941	XXX	$XXX	CA	1/XX/2004	Investment	Refinance Cash-out - Other	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170059940	XXX	$XXX	MA	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170059932	XXX	$XXX	CA	2/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059971	XXX	$XXX	FL	5/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059964	XXX	$XXX	NY	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059985	XXX	$XXX	AR	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063541	XXX	$XXX	MD	4/XX/2004	Primary	Purchase			No	No		2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
170063544	XXX	$XXX	KY	5/XX/2004	Investment	Refinance Rate/Term			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170063547	XXX	$XXX	NJ	3/XX/2004	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170063545	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170063546	XXX	$XXX	MI	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.								Loan Review Complete
170063548	XXX	$XXX	MA	9/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2003								Loan Review Complete
170063549	XXX	$XXX	NY	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170063550	XXX	$XXX	FL	5/XX/2004	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063555	XXX	$XXX	KY	4/XX/1998	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063556	XXX	$XXX	OH	12/XX/1999	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1999 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060190	XXX	$XXX	IL	6/XX/2004	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170060189	XXX	$XXX	CA	5/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060192	XXX	$XXX	FL	5/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170060194	XXX	$XXX	FL	11/XX/1999	Primary	Purchase	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060191	XXX	$XXX	IL	3/XX/2004	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060207	XXX	$XXX	WA	6/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060204	XXX	$XXX	MD	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060193	XXX	$XXX	NJ	4/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170060214	XXX	$XXX	VT	6/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170060216	XXX	$XXX	FL	1/XX/2004	Second Home	Purchase			No	No		1			1										Loan Review Complete
170060215	XXX	$XXX	CA	7/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170060218	XXX	$XXX	DC	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,419.58 is underdisclosed from calculated Finance Charge of $203,553.26 in the amount of $133.68.
																	EXCEPTION INFO: TIL itemization did not disclose a payoff fee of $100 and a release fee of $33.50 as prepaid finance charges.								Loan Review Complete
170060217	XXX	$XXX	CT	7/XX/2004	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
170060212	XXX	$XXX	VA	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,684.94 is underdisclosed from calculated Finance Charge of $245,983.13 in the amount of $5,298.19.
EXCEPTION INFO: Under disclosed in the payment calculation.  Index used on final TIL by lender is 1.761%.  Lowest index available for our look back period is 1.84%.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170060236	XXX	$XXX	MA	7/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060237	XXX	$XXX	MD	7/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060238	XXX	$XXX	MO	7/XX/2004	Second Home	Refinance Rate/Term	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170060239	XXX	$XXX	MO	5/XX/2004	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170060231	XXX	$XXX	MO	7/XX/2004	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060240	XXX	$XXX	CA	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,815.19 is underdisclosed from calculated Finance Charge of $186,941.08 in the amount of $125.89.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170060241	XXX	$XXX	CA	7/XX/2004	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
170060252	XXX	$XXX	NJ	8/XX/2004	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,299.86 is underdisclosed from calculated Finance Charge of $197,637.30 in the amount of $337.44.
																	EXCEPTION INFO: TIL itemization did not disclose an application fee of $350 and a settlement fee of $150 as prepaid finance charges.								Loan Review Complete
170060262	XXX	$XXX	WI	6/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,761.18 is underdisclosed from calculated Finance Charge of $144,034.60 in the amount of $273.42.
																	EXCEPTION INFO: TIL itemization did not disclose a settlement fee of $200 and a courier fee of $60 as prepaid finance charges.								Loan Review Complete
170060263	XXX	$XXX	NJ	2/XX/1998	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060271	XXX	$XXX	MI	9/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.								Loan Review Complete
170060272	XXX	$XXX	AZ	9/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Loan Review Complete
170060275	XXX	$XXX	NH	8/XX/2004	Second Home	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Loan Review Complete
170060281	XXX	$XXX	MI	9/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170060279	XXX	$XXX	GA	8/XX/2004	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060282	XXX	$XXX	GA	9/XX/2004	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170060288	XXX	$XXX	WA	3/XX/2004	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Loan Review Complete
170060302	XXX	$XXX	OH	9/XX/2004	Primary	Purchase		No	No	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060308	XXX	$XXX	WA	6/XX/2004	Primary	Purchase	No	No	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
170060309	XXX	$XXX	GA	7/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060312	XXX	$XXX	NJ	10/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060313	XXX	$XXX	OH	10/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170060314	XXX	$XXX	IL	6/XX/2004	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170060315	XXX	$XXX	AZ	10/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060316	XXX	$XXX	FL	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170060329	XXX	$XXX	OH	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170060317	XXX	$XXX	OH	11/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060333	XXX	$XXX	NY	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170060331	XXX	$XXX	MI	11/XX/2004	Primary	Purchase			No	No		2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170060335	XXX	$XXX	VA	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170060348	XXX	$XXX	OH	11/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170060358	XXX	$XXX	FL	12/XX/2004	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060355	XXX	$XXX	FL	11/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060337	XXX	$XXX	GA	10/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170060350	XXX	$XXX	NC	11/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - The Note has not been signed by the borrower(s).
EXCEPTION INFO: 1st 2 pages are initialed, however last page with full signatures is missing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060349	XXX	$XXX	SC	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170060360	XXX	$XXX	MI	2/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170060359	XXX	$XXX	FL	9/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Loan Review Complete
170060361	XXX	$XXX	FL	11/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060365	XXX	$XXX	FL	9/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170060379	XXX	$XXX	NJ	11/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170060367	XXX	$XXX	FL	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060366	XXX	$XXX	FL	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060381	XXX	$XXX	NJ	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170060382	XXX	$XXX	IN	12/XX/2004	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,896.78 is underdisclosed from calculated Finance Charge of $44,941.90 in the amount of $45.12.
																	EXCEPTION INFO: Unable to determine as the follow did not contain an itemization of amount financed.								Loan Review Complete
170060383	XXX	$XXX	MN	11/XX/2004	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060385	XXX	$XXX	FL	10/XX/2004	Investment	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170060386	XXX	$XXX	OH	11/XX/2004	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170060387	XXX	$XXX	MN	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060388	XXX	$XXX	AZ	11/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170060389	XXX	$XXX	AZ	1/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170060390	XXX	$XXX	CT	12/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059650	XXX	$XXX	MI	1/XX/2005	Investment	Purchase			No	No		1			1										Loan Review Complete
170060393	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,396.94 is underdisclosed from calculated Finance Charge of $214,853.37 in the amount of $1,456.43.
																	EXCEPTION INFO: Lenders Final TIL represents 83 monthly payments of MI. Whereas audited finance charge reflects 97 monthly payments of MI and fall-off after approximately 78% LTV.								Loan Review Complete
170059653	XXX	$XXX	MI	8/XX/2004	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170059654	XXX	$XXX	MA	9/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170059655	XXX	$XXX	NY	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Loan Review Complete
170059658	XXX	$XXX	PA	11/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170059657	XXX	$XXX	NY	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Loan Review Complete
170059659	XXX	$XXX	MD	1/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Loan Review Complete
170059667	XXX	$XXX	ME	2/XX/2005	Second Home	UTD UTD	UTD	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059664	XXX	$XXX	NY	1/XX/2005	Primary	Refinance Cash-out - Home Improvement			Yes	No		1			1										Loan Review Complete
170059679	XXX	$XXX	CA	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170059677	XXX	$XXX	MI	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170059673	XXX	$XXX	MA	2/XX/2005	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170059682	XXX	$XXX	MD	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170059681	XXX	$XXX	MD	2/XX/2005	Investment	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170059683	XXX	$XXX	AL	11/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170059678	XXX	$XXX	NY	2/XX/2005	Investment	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170059689	XXX	$XXX	FL	2/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Loan Review Complete
170059692	XXX	$XXX	NY	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059696	XXX	$XXX	GA	3/XX/2005	Primary	Purchase			Yes	No		2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170059697	XXX	$XXX	FL	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170059700	XXX	$XXX	AZ	3/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170059698	XXX	$XXX	NY	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060866	XXX	$XXX	PA	3/XX/2005	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170060865	XXX	$XXX	FL	3/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170060879	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060878	XXX	$XXX	FL	5/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170060881	XXX	$XXX	GA	12/XX/2004	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060882	XXX	$XXX	GA	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,565.66 is underdisclosed from calculated Finance Charge of $217,688.58 in the amount of $122.92.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170060884	XXX	$XXX	FL	6/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170060883	XXX	$XXX	FL	5/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170060885	XXX	$XXX	GA	5/XX/2005	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170060899	XXX	$XXX	NC	5/XX/2005	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170060900	XXX	$XXX	IL	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060904	XXX	$XXX	MI	5/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170060897	XXX	$XXX	TX	6/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170060906	XXX	$XXX	IL	6/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170060905	XXX	$XXX	CT	6/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170060907	XXX	$XXX	IL	6/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170060903	XXX	$XXX	CA	3/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Loan Review Complete
170060909	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.								Loan Review Complete
170060908	XXX	$XXX	NV	6/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,426.38 is underdisclosed from calculated Finance Charge of $203,124.88 in the amount of $698.50.
EXCEPTION INFO: TIL Itemization did not disclose $525.00 Underwriting Fee and $350.00 Processing Fee as prepaid finance charges.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.								Loan Review Complete
170060910	XXX	$XXX	NY	6/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170060911	XXX	$XXX	MA	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170060912	XXX	$XXX	NY	6/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170060913	XXX	$XXX	CA	4/XX/2005	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170060923	XXX	$XXX	AZ	7/XX/2005	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060932	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060936	XXX	$XXX	MD	6/XX/2005	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170060933	XXX	$XXX	MI	1/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.								Loan Review Complete
170060937	XXX	$XXX	CA	6/XX/2005	Investment	Refinance Cash-out - Other	No	No	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170060938	XXX	$XXX	CA	7/XX/2005	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170060940	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060939	XXX	$XXX	CA	6/XX/2005	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Loan Review Complete
170060942	XXX	$XXX	NJ	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Loan Review Complete
170060943	XXX	$XXX	NY	6/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060944	XXX	$XXX	NJ	7/XX/2005	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Loan Review Complete
170060941	XXX	$XXX	DE	7/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060945	XXX	$XXX	MN	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170060946	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060947	XXX	$XXX	VA	5/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060948	XXX	$XXX	NJ	6/XX/2005	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170060958	XXX	$XXX	IL	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	Yes	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170060952	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $341,764.58 is underdisclosed from calculated Finance Charge of $341,851.20 in the amount of $86.62.
																	EXCEPTION INFO: TIL Itemization did not disclose the Tax Service Fee of $72 or the Flood Cert Fee of $15 as prepaid finance charges.								Loan Review Complete
170060970	XXX	$XXX	AZ	8/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170060963	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060975	XXX	$XXX	NV	2/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Loan Review Complete
170060974	XXX	$XXX	CA	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,416.01 is underdisclosed from calculated Finance Charge of $143,776.50 in the amount of $360.49.
																	EXCEPTION INFO: Itemization did not include $375 Funding fee as prepaid finance charge.								Loan Review Complete
170060976	XXX	$XXX	MI	4/XX/2005	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170060971	XXX	$XXX	FL	9/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060977	XXX	$XXX	MD	4/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170060978	XXX	$XXX	MN	6/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170060979	XXX	$XXX	FL	5/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170060980	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170060981	XXX	$XXX	FL	6/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Loan Review Complete
170060983	XXX	$XXX	IL	7/XX/2005	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Loan Review Complete
170060985	XXX	$XXX	MO	7/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170060984	XXX	$XXX	RI	8/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170060982	XXX	$XXX	TN	6/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170060986	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060992	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060995	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061007	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170060990	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170061009	XXX	$XXX	MI	8/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170061008	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061011	XXX	$XXX	TX	8/XX/2005	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,503.67 is underdisclosed from calculated Finance Charge of $102,698.63 in the amount of $194.96.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.								Loan Review Complete
170061010	XXX	$XXX	PA	1/XX/2005	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.								Loan Review Complete
170061013	XXX	$XXX	MI	8/XX/2005	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Loan Review Complete
170061021	XXX	$XXX	HI	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061012	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061020	XXX	$XXX	CA	9/XX/2005	Investment	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061032	XXX	$XXX	NY	10/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061029	XXX	$XXX	GA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170061034	XXX	$XXX	MD	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061025	XXX	$XXX	NY	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,720.18 is underdisclosed from calculated Finance Charge of $134,850.81 in the amount of $130.63.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.								Loan Review Complete
170061033	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061035	XXX	$XXX	FL	10/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170061036	XXX	$XXX	NY	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Loan Review Complete
170061037	XXX	$XXX	LA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2005 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,332.64 is underdisclosed from calculated Finance Charge of $56,602.64 in the amount of $270.00.
																	EXCEPTION INFO: TIL itemization does not disclose $250 Recording Service Fee and $60 service charge as prepaid finance charge. TIL indicates $100 courier fee, but fee is only $35 on HUD.								Loan Review Complete
170061039	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170061040	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061053	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170061042	XXX	$XXX	FL	9/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $238,153.88 is underdisclosed from calculated Finance Charge of $238,323.88 in the amount of $170.00.
																	EXCEPTION INFO: TIL itemization did not disclose an email fee of $20 and underdisclosed the processing fee by $150 as a prepaid finance charge.								Loan Review Complete
170061041	XXX	$XXX	NY	9/XX/2005	Primary	Purchase			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170061043	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170061044	XXX	$XXX	TX	9/XX/2005	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061059	XXX	$XXX	WA	10/XX/2005	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061061	XXX	$XXX	NY	11/XX/2005	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061064	XXX	$XXX	NY	7/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170061062	XXX	$XXX	NY	12/XX/2005	Primary	Refinance Cash-out - Home Improvement			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061065	XXX	$XXX	NY	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 06/XX/2005	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061066	XXX	$XXX	NY	11/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170061068	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.								Loan Review Complete
170061077	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061067	XXX	$XXX	NY	11/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061070	XXX	$XXX	NY	8/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170061090	XXX	$XXX	MD	12/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170061088	XXX	$XXX	OR	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170061089	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $457,219.30 is underdisclosed from calculated Finance Charge of $457,313.45 in the amount of $94.15.
																	EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $50, title courier fee of $25, or the email fee of $75 as prepaid finance charges. TIL Itemization disclosed the escrow fee as $500 and audit shows $450.								Loan Review Complete
170061083	XXX	$XXX	FL	10/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170061092	XXX	$XXX	NJ	12/XX/2005	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061091	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170061102	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061104	XXX	$XXX	MA	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.								Loan Review Complete
170061103	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061105	XXX	$XXX	IL	12/XX/2005	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170061106	XXX	$XXX	AZ	11/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061107	XXX	$XXX	FL	10/XX/2005	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061108	XXX	$XXX	FL	9/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061109	XXX	$XXX	NJ	10/XX/2005	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170061110	XXX	$XXX	MI	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170061120	XXX	$XXX	OH	11/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170061119	XXX	$XXX	ID	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061111	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170061122	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170061121	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170061123	XXX	$XXX	MI	9/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170061124	XXX	$XXX	MI	10/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170061125	XXX	$XXX	MI	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170061126	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061128	XXX	$XXX	MA	11/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170061127	XXX	$XXX	AZ	11/XX/2005	Primary	Purchase	No	No	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170061129	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Loan Review Complete
170061130	XXX	$XXX	AZ	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061131	XXX	$XXX	MI	10/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170061132	XXX	$XXX	MA	10/XX/2005	Primary	Purchase			Yes	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061134	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061133	XXX	$XXX	NY	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170061616	XXX	$XXX	NY	9/XX/2005	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2005								Loan Review Complete
170061618	XXX	$XXX	TX	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061617	XXX	$XXX	NY	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061619	XXX	$XXX	NY	1/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170061625	XXX	$XXX	FL	1/XX/2006	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170061628	XXX	$XXX	DE	2/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061627	XXX	$XXX	VA	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,295.33 is underdisclosed from calculated Finance Charge of $183,771.32 in the amount of $475.99.
																	EXCEPTION INFO: Under disclosure is not a fee issue. Final TIL shows MI dropping off at 115 months but calculated TIL reflects MI for 117 months.								Loan Review Complete
170061629	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061632	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,973.93 is underdisclosed from calculated Finance Charge of $320,106.91 in the amount of $132.98.
																	EXCEPTION INFO: Underdisclosure is due to $2375 Loan Origination Fee charged on HUD listed as $2200 on Itemization of Amount Financed and $42.01 Prepaid Interest charged on HUD but listed as $84.03 on Itemization.								Loan Review Complete
170061634	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061639	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061641	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170061643	XXX	$XXX	FL	3/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061644	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061642	XXX	$XXX	LA	3/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061645	XXX	$XXX	WI	8/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170061646	XXX	$XXX	CO	12/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Loan Review Complete
170061648	XXX	$XXX	MA	12/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $376,195.99 is underdisclosed from calculated Finance Charge of $376,937.06 in the amount of $741.07.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization.								Loan Review Complete
170061647	XXX	$XXX	MD	2/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170061651	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061650	XXX	$XXX	WA	11/XX/2005	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061649	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,094.83 is underdisclosed from calculated Finance Charge of $198,134.84 in the amount of $40.01.
																	EXCEPTION INFO: TIL Itemization did not disclose Doc Storage (warehousing fee) of $45.00 as prepaid finance charge.								Loan Review Complete
170061652	XXX	$XXX	SC	11/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170061657	XXX	$XXX	NY	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061658	XXX	$XXX	NY	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061659	XXX	$XXX	VA	12/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $527,473.23 is underdisclosed from calculated Finance Charge of $527,600.96 in the amount of $127.73.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170061662	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.15600% is underdisclosed from calculated APR of 8.34764% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,777.40 is underdisclosed from calculated Finance Charge of $131,148.24 in the amount of $1,370.84.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.								Loan Review Complete
170061665	XXX	$XXX	NM	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.								Loan Review Complete
170061666	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061671	XXX	$XXX	FL	2/XX/2005	Primary	Construction-Permanent	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2005

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061672	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																	EXCEPTION INFO: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is one month prior to consummation. A Lookback was performed to determine the application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061673	XXX	$XXX	NY	2/XX/2006	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061674	XXX	$XXX	AZ	2/XX/2006	Investment	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170061675	XXX	$XXX	TX	1/XX/2006	Investment	Purchase			No	No		1			1										Loan Review Complete
170061681	XXX	$XXX	NY	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.								Loan Review Complete
170061689	XXX	$XXX	PA	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $254,075.80 is underdisclosed from calculated Finance Charge of $254,160.54 in the amount of $84.74.
																	EXCEPTION INFO: The under disclosure is due to the exclusion of the Closing Protection Letter Fee and Courier Fee paid to the title company from the prepaid finance charges.								Loan Review Complete
170061690	XXX	$XXX	IL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170061691	XXX	$XXX	VA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170061696	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170061697	XXX	$XXX	ME	12/XX/2005	Primary	Construction-Permanent	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,715.72 is underdisclosed from calculated Finance Charge of $243,538.15 in the amount of $19,822.43.
EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 120 months, however, the audited TIL indicates MI should drop off after 162 months.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170061698	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170061699	XXX	$XXX	FL	12/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170061700	XXX	$XXX	CT	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061701	XXX	$XXX	NJ	3/XX/2006	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170061703	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170061705	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061715	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170061714	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061713	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $533,190.80 is underdisclosed from calculated Finance Charge of $534,343.95 in the amount of $1,153.15.
																	EXCEPTION INFO: Under disclosure due to TIL payment stram PMI calculation drop of at 56 moths and Actual payment stream PMI calculation drop of at 68 months.								Loan Review Complete
170061716	XXX	$XXX	UT	4/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170061720	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061724	XXX	$XXX	MD	2/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061723	XXX	$XXX	MA	4/XX/2006	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170061721	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061722	XXX	$XXX	NJ	2/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061725	XXX	$XXX	OH	2/XX/2006	Investment	Refinance Rate/Term	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061726	XXX	$XXX	GA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061727	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061728	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061730	XXX	$XXX	WA	2/XX/2006	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $359,213.90 is underdisclosed from calculated Finance Charge of $360,249.95 in the amount of $1,036.05.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170061731	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061729	XXX	$XXX	CO	5/XX/2005	Primary	Construction-Permanent			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Loan Review Complete
170061733	XXX	$XXX	MN	12/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170061735	XXX	$XXX	MO	4/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061732	XXX	$XXX	AL	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061739	XXX	$XXX	IL	5/XX/2006	Primary	Purchase			No	Yes		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061742	XXX	$XXX	IL	5/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170061744	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061743	XXX	$XXX	FL	3/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061746	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Loan Review Complete
170061745	XXX	$XXX	MO	2/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170061747	XXX	$XXX	IL	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170061752	XXX	$XXX	NJ	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061748	XXX	$XXX	MD	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061749	XXX	$XXX	OH	5/XX/2006	Primary	Purchase			No	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061751	XXX	$XXX	GA	5/XX/2006	Primary	Purchase			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170061753	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $427,610.10 is underdisclosed from calculated Finance Charge of $427,660.14 in the amount of $50.04.
																	EXCEPTION INFO: Per the itemization of amount financed the lender did not disclose an admin fee for $50.00 as a prepaid finance charge								Loan Review Complete
170061755	XXX	$XXX	NY	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061754	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170061766	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061764	XXX	$XXX	NC	4/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061770	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170061768	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170061769	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Home Improvement			Yes	No		1			1										Loan Review Complete
170061771	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061773	XXX	$XXX	AK	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061772	XXX	$XXX	NJ	4/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170061774	XXX	$XXX	PA	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,228.40 is underdisclosed from calculated Finance Charge of $222,281.81 in the amount of $53.41.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170061775	XXX	$XXX	VT	4/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061776	XXX	$XXX	AZ	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061777	XXX	$XXX	MI	4/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061778	XXX	$XXX	CT	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061779	XXX	$XXX	AZ	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061783	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,575.35 is underdisclosed from calculated Finance Charge of $237,891.72 in the amount of $316.37.
																	EXCEPTION INFO: Itemization of amount financed did not reflect $250.00 commitment fee and $75.00 tax service fee.								Loan Review Complete
170061780	XXX	$XXX	OH	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061787	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170061788	XXX	$XXX	MO	6/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061791	XXX	$XXX	FL	5/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170061789	XXX	$XXX	IL	5/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061792	XXX	$XXX	MI	5/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170061794	XXX	$XXX	FL	6/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061795	XXX	$XXX	FL	6/XX/2006	Second Home	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170061793	XXX	$XXX	TX	5/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061797	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061796	XXX	$XXX	NJ	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170061801	XXX	$XXX	NY	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $621,883.95 is underdisclosed from calculated Finance Charge of $622,320.90 in the amount of $436.95.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061799	XXX	$XXX	PA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061802	XXX	$XXX	AZ	6/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170061798	XXX	$XXX	ME	6/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.85100% is underdisclosed from calculated APR of 7.29833% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,328.95 is underdisclosed from calculated Finance Charge of $229,136.38 in the amount of $10,807.43.
																	EXCEPTION INFO: Itemization did not disclose the email fee of $15,settlement fee of $495,courier fee of $50 and wire fee of $25 as prepaid finance charges.								Loan Review Complete
170061803	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2006	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170061804	XXX	$XXX	CT	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $233,637.93 is underdisclosed from calculated Finance Charge of $233,680.99 in the amount of $43.06.
																	EXCEPTION INFO: The TIL itemization did not disclose a doc prep fee of $60 as a prepaid finance charge. The TIL itemization disclosed an underwriting fee of $291.80 as a prepaid finance charge, which is reflected on the closing statement at $395.								Loan Review Complete
170061808	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.								Loan Review Complete
170061811	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061812	XXX	$XXX	VA	6/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170061813	XXX	$XXX	AZ	6/XX/2006	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061814	XXX	$XXX	FL	6/XX/2006	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170061815	XXX	$XXX	VA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170061816	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061817	XXX	$XXX	NJ	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.								Loan Review Complete
170061819	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170061820	XXX	$XXX	MI	5/XX/2006	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170061818	XXX	$XXX	GA	5/XX/2006	Primary	Purchase			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170061821	XXX	$XXX	MI	7/XX/2006	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2006	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,433.61 is underdisclosed from calculated Finance Charge of $142,658.60 in the amount of $224.99.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061823	XXX	$XXX	NC	3/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170061826	XXX	$XXX	NJ	2/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061824	XXX	$XXX	IL	3/XX/2006	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170061827	XXX	$XXX	MI	4/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061828	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061831	XXX	$XXX	PA	7/XX/2006	Investment	Purchase			No	No		1			1										Loan Review Complete
170061832	XXX	$XXX	FL	7/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061833	XXX	$XXX	LA	7/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061834	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.								Loan Review Complete
170061838	XXX	$XXX	FL	6/XX/2006	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061840	XXX	$XXX	TX	7/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061842	XXX	$XXX	PA	5/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170061846	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061844	XXX	$XXX	NE	6/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,033.83 is underdisclosed from calculated Finance Charge of $165,095.65 in the amount of $1,061.82.
																	EXCEPTION INFO: The TIL itemization did not disclose an admin fee of $490, a CPL fee of $12.50, a processing fee of $495, and title/courier fees of $65 as prepaid finance charges.								Loan Review Complete
170061848	XXX	$XXX	IL	3/XX/2006	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061847	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061849	XXX	$XXX	SC	3/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170061850	XXX	$XXX	TX	4/XX/2006	Primary	Purchase			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170065396	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170065397	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065399	XXX	$XXX	NY	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170065398	XXX	$XXX	UT	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065403	XXX	$XXX	ME	7/XX/2006	Primary	Refinance Cash-out - Home Improvement			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170065404	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170065405	XXX	$XXX	VA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065406	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170065408	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170065407	XXX	$XXX	CA	6/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170065409	XXX	$XXX	FL	7/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170065411	XXX	$XXX	CA	8/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170065410	XXX	$XXX	IL	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170065412	XXX	$XXX	NY	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170065413	XXX	$XXX	TX	5/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170065414	XXX	$XXX	MN	5/XX/2006	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065415	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170065416	XXX	$XXX	NY	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170065417	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170065418	XXX	$XXX	MI	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170065428	XXX	$XXX	NY	8/XX/2006	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061464	XXX	$XXX	MA	7/XX/2006	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061466	XXX	$XXX	DE	7/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061482	XXX	$XXX	MA	8/XX/2006	Investment	Refinance Cash-out - Other			No	Yes		1			1										Loan Review Complete
170061481	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061480	XXX	$XXX	VA	8/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170061469	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061483	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061484	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061486	XXX	$XXX	OH	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061485	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061487	XXX	$XXX	NV	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061488	XXX	$XXX	TX	3/XX/2006	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061489	XXX	$XXX	MI	6/XX/2006	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061491	XXX	$XXX	WI	6/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061492	XXX	$XXX	NM	6/XX/2006	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061494	XXX	$XXX	MI	6/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061490	XXX	$XXX	CT	5/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,311.84 is underdisclosed from calculated Finance Charge of $214,596.85 in the amount of $285.01.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170061493	XXX	$XXX	MI	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061495	XXX	$XXX	PA	6/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061496	XXX	$XXX	RI	3/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061497	XXX	$XXX	FL	8/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061499	XXX	$XXX	NY	8/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061498	XXX	$XXX	WA	8/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $463,286.92 is underdisclosed from calculated Finance Charge of $467,957.45 in the amount of $4,670.53.
																	EXCEPTION INFO: Itemization of amount financed did not disclose the origination fee, processing fee, settlement fee, tax service,title courier, underwriting fee or wire fee as prepaid finance charges.								Loan Review Complete
170061502	XXX	$XXX	CA	8/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	No	No	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170061500	XXX	$XXX	NC	7/XX/2006	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061501	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061503	XXX	$XXX	NY	8/XX/2006	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061505	XXX	$XXX	NJ	8/XX/2006	Primary	Purchase			Yes	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061504	XXX	$XXX	VA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 08/XX/2009.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170061506	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061510	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061516	XXX	$XXX	WA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061517	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061530	XXX	$XXX	IL	9/XX/2006	Primary	Purchase	No	No	Yes	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061532	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061533	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061536	XXX	$XXX	NM	9/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061534	XXX	$XXX	CO	9/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061535	XXX	$XXX	IL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170061537	XXX	$XXX	NJ	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $496,202.64 is underdisclosed from calculated Finance Charge of $496,706.00 in the amount of $503.36.
																	EXCEPTION INFO: TIL Itemization did not disclose the appraisal fee of $500 as prepaid finance charges.								Loan Review Complete
170061538	XXX	$XXX	VA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061539	XXX	$XXX	FL	9/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061540	XXX	$XXX	NY	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2006								Loan Review Complete
170061542	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061543	XXX	$XXX	MO	6/XX/2006	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170061547	XXX	$XXX	MD	8/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061546	XXX	$XXX	PA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,349.91 is underdisclosed from calculated Finance Charge of $111,709.83 in the amount of $359.92.
																	EXCEPTION INFO: Underdisclosure due to courier fee of $60, email fee of $50 and escrow service fee of $250 not disclosed on itemization.								Loan Review Complete
170061544	XXX	$XXX	CO	8/XX/2006	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - Initial TIL not provided								Loan Review Complete
170061541	XXX	$XXX	DE	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061548	XXX	$XXX	NJ	6/XX/2006	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061549	XXX	$XXX	IL	7/XX/2006	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061550	XXX	$XXX	GA	7/XX/2006	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170061551	XXX	$XXX	MI	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061552	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061553	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061554	XXX	$XXX	TN	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061555	XXX	$XXX	OH	6/XX/2006	Primary	Purchase			No	Yes		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061556	XXX	$XXX	VA	9/XX/2006	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170061557	XXX	$XXX	MD	5/XX/2006	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170061558	XXX	$XXX	VA	6/XX/2006	Investment	Refinance Cash-out - Other	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061559	XXX	$XXX	VA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170061561	XXX	$XXX	MI	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061560	XXX	$XXX	MD	5/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061563	XXX	$XXX	NY	10/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $443,095.82 is underdisclosed from calculated Finance Charge of $443,326.39 in the amount of $230.57.
																	EXCEPTION INFO: TIL Itemization did not disclose a Recording Service fee of $375 and a Settlement fee of $100 as prepaid finance charges.								Loan Review Complete
170061562	XXX	$XXX	CA	9/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061564	XXX	$XXX	GA	10/XX/2006	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061570	XXX	$XXX	NY	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $522,047.64 is underdisclosed from calculated Finance Charge of $522,167.01 in the amount of $119.37.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170061569	XXX	$XXX	AZ	9/XX/2006	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170061571	XXX	$XXX	NC	8/XX/2006	Primary	Purchase	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061574	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Other		Yes	Yes	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061584	XXX	$XXX	MI	9/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061585	XXX	$XXX	CT	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,145.38 is underdisclosed from calculated Finance Charge of $319,268.27 in the amount of $122.89.
																	EXCEPTION INFO: Itemization of Amount Financed does not reflect the following fee's listed on HUD-1: Recording $43; Release Tracking $80; Wire $10								Loan Review Complete
170061586	XXX	$XXX	MI	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061587	XXX	$XXX	NC	5/XX/2006	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061591	XXX	$XXX	TX	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061588	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061595	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061592	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061590	XXX	$XXX	GA	5/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061589	XXX	$XXX	VA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170061597	XXX	$XXX	AL	7/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170061596	XXX	$XXX	FL	10/XX/2006	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061600	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061599	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170061601	XXX	$XXX	IL	10/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061602	XXX	$XXX	CA	10/XX/2006	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170061603	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $477,851.60 is underdisclosed from calculated Finance Charge of $480,294.14 in the amount of $2,442.54.
EXCEPTION INFO: TIL Itemization did not disclose the origination fee of $2,680, under disclosed  the courier fee by $10 and over disclosed wire fee of $25, signing fee of $150, inspection fee of $25 and interim interest of $47.46 as prepaid finance charges.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.								Loan Review Complete
170061604	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170061605	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170061607	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061609	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170061608	XXX	$XXX	NY	10/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for NY loan is for 12 months-note states 36 months. Lender is XXX.								Loan Review Complete
170061610	XXX	$XXX	CA	10/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061611	XXX	$XXX	IL	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170061614	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $476,773.91 is underdisclosed from calculated Finance Charge of $478,094.27 in the amount of $1,320.36.
																	EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed								Loan Review Complete
170061615	XXX	$XXX	VA	6/XX/2006	Investment	Purchase			No	No		1			1										Loan Review Complete
170061612	XXX	$XXX	MD	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170063181	XXX	$XXX	MA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170063176	XXX	$XXX	CA	9/XX/2006	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170063180	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2008.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063182	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170063183	XXX	$XXX	MI	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170063186	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170063184	XXX	$XXX	MA	6/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170063185	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		Tested	Yes	No		3			3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170063187	XXX	$XXX	MI	5/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170063189	XXX	$XXX	MS	6/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.									Loan Review Complete
170063188	XXX	$XXX	IL	6/XX/2006	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170063190	XXX	$XXX	NJ	6/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2006								Loan Review Complete
170063194	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170063196	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $376,169.98 is underdisclosed from calculated Finance Charge of $376,612.93 in the amount of $442.95.
EXCEPTION INFO: The TIL itemization did not disclose a loan tie-in fee of $175, courier fee of $50 or settlement fee of $500 as prepaid finance charges. The itemization indicated prepaid interest in the amount of $829.11, while the HUD indicated $621.80 as a prepaid finance charge.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.								Loan Review Complete
170063197	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170063198	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170063199	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170063200	XXX	$XXX	NJ	10/XX/2006	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170063201	XXX	$XXX	FL	10/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170063202	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170063203	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170063204	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063206	XXX	$XXX	MN	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063205	XXX	$XXX	FL	11/XX/2005	Primary	Construction-Permanent	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170063207	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170063208	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170063209	XXX	$XXX	NY	10/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170063210	XXX	$XXX	DC	11/XX/2006	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170063211	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170063219	XXX	$XXX	MA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,181.25 is underdisclosed from calculated Finance Charge of $203,334.97 in the amount of $153.72.
																	EXCEPTION INFO: The TIL itemization did not disclose a recording service fee of $175 or courier fee of $35 as prepaid finance charges. In addition, the HUD indicated prepaid interest in the amount of $253.17 while the itemization indicated $309.38.								Loan Review Complete
170063220	XXX	$XXX	MO	10/XX/2006	Investment	Purchase			No	No		1			1										Loan Review Complete
170063212	XXX	$XXX	NY	11/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170063225	XXX	$XXX	MT	8/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170063228	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170063229	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170063247	XXX	$XXX	NY	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $426,378.46 is underdisclosed from calculated Finance Charge of $426,895.81 in the amount of $517.35.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to being without an amortization schedule								Loan Review Complete
170063248	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Rate/Term			Yes	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170063249	XXX	$XXX	LA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063250	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $424,223.39 is underdisclosed from calculated Finance Charge of $424,259.31 in the amount of $35.92.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170063251	XXX	$XXX	NY	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063252	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170063253	XXX	$XXX	FL	6/XX/2006	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170063254	XXX	$XXX	UT	9/XX/2006	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170063258	XXX	$XXX	PA	8/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170063255	XXX	$XXX	MI	8/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170063260	XXX	$XXX	CA	8/XX/2006	Primary	Purchase	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170063261	XXX	$XXX	MD	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170063263	XXX	$XXX	SC	9/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170063262	XXX	$XXX	NY	8/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063259	XXX	$XXX	MI	10/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063264	XXX	$XXX	CA	12/XX/2006	Primary	Purchase			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170063266	XXX	$XXX	TX	12/XX/2006	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170063265	XXX	$XXX	TX	12/XX/2006	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170063267	XXX	$XXX	NM	10/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170063268	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170063269	XXX	$XXX	NC	12/XX/2006	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170063270	XXX	$XXX	MO	12/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170063271	XXX	$XXX	NY	11/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170063274	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170063273	XXX	$XXX	NY	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170063275	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063276	XXX	$XXX	NJ	12/XX/2006	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170063278	XXX	$XXX	IL	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063277	XXX	$XXX	CA	11/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063280	XXX	$XXX	MI	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170063279	XXX	$XXX	IN	10/XX/2006	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170063282	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170063281	XXX	$XXX	PA	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170063284	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063283	XXX	$XXX	NY	12/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170063285	XXX	$XXX	CA	8/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063286	XXX	$XXX	CA	8/XX/2006	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170063287	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170063288	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170063290	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170063289	XXX	$XXX	NY	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170063291	XXX	$XXX	NJ	8/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170063292	XXX	$XXX	CO	8/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063293	XXX	$XXX	FL	10/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170063294	XXX	$XXX	TX	9/XX/2006	Investment	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170063295	XXX	$XXX	IA	8/XX/2006	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170065149	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170065150	XXX	$XXX	ME	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063296	XXX	$XXX	TX	12/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,615.42 is underdisclosed from calculated Finance Charge of $162,929.43 in the amount of $314.01.
																	EXCEPTION INFO: TIL Itemization does not reflect loan discount fee of $490 as prepaid finance charge								Loan Review Complete
170065159	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065163	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065167	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065165	XXX	$XXX	FL	11/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170065168	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065166	XXX	$XXX	FL	1/XX/2007	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065169	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065164	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170065170	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065171	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065173	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065172	XXX	$XXX	NY	11/XX/2006	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170065174	XXX	$XXX	NY	11/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065175	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170065176	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065178	XXX	$XXX	NY	12/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170065179	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.								Loan Review Complete
170065177	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065180	XXX	$XXX	CA	12/XX/2006	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065181	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065182	XXX	$XXX	FL	12/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065184	XXX	$XXX	MI	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170065183	XXX	$XXX	NY	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065185	XXX	$XXX	FL	12/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170065188	XXX	$XXX	FL	10/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2006								Loan Review Complete
170065186	XXX	$XXX	PA	9/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170065191	XXX	$XXX	NV	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170065187	XXX	$XXX	FL	10/XX/2006	Second Home	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065192	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065196	XXX	$XXX	NJ	1/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065195	XXX	$XXX	NY	1/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

																	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.								Loan Review Complete
170065198	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065194	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.								Loan Review Complete
170065199	XXX	$XXX	MD	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065200	XXX	$XXX	MO	1/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065197	XXX	$XXX	NY	1/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170065213	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170065211	XXX	$XXX	TX	2/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065221	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170065222	XXX	$XXX	LA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170065224	XXX	$XXX	NY	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2008.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170065223	XXX	$XXX	CA	1/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170065226	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170065227	XXX	$XXX	CA	1/XX/2007	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170065225	XXX	$XXX	GA	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $408,534.52 is underdisclosed from calculated Finance Charge of $408,866.03 in the amount of $331.51.
																	EXCEPTION INFO: Under disclosure due to TIL did not disclose a closing attorney fee in the amount of $400.00 as a prepaid finance charge.								Loan Review Complete
170065228	XXX	$XXX	VA	12/XX/2006	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170065229	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170065230	XXX	$XXX	FL	1/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065231	XXX	$XXX	NJ	1/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065232	XXX	$XXX	HI	12/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065249	XXX	$XXX	MO	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170065247	XXX	$XXX	FL	11/XX/2006	Second Home	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065248	XXX	$XXX	TX	6/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170065246	XXX	$XXX	MN	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: Missing pages 3 and 4.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - The Note has not been signed by the borrower(s).
EXCEPTION INFO: The Note is missing pages 3 and 4.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170065250	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170065251	XXX	$XXX	MA	9/XX/2006	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065252	XXX	$XXX	TX	8/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,454.34 is underdisclosed from calculated Finance Charge of $221,288.50 in the amount of $834.16.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
170065253	XXX	$XXX	AZ	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170065254	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170065255	XXX	$XXX	HI	9/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065256	XXX	$XXX	TX	11/XX/2006	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065257	XXX	$XXX	IL	1/XX/2007	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065266	XXX	$XXX	PA	9/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065265	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170065267	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065269	XXX	$XXX	WI	12/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065268	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065270	XXX	$XXX	NY	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065271	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065272	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065274	XXX	$XXX	ME	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065275	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065277	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170065273	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065278	XXX	$XXX	GA	2/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065279	XXX	$XXX	MD	12/XX/2006	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170065280	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065281	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065282	XXX	$XXX	PA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170065283	XXX	$XXX	FL	2/XX/2007	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065284	XXX	$XXX	IL	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065285	XXX	$XXX	DC	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065287	XXX	$XXX	WA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170065286	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065288	XXX	$XXX	IL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2006	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170065289	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $376,604.92 is underdisclosed from calculated Finance Charge of $376,669.09 in the amount of $64.17.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170065290	XXX	$XXX	MI	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2007

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170065291	XXX	$XXX	CT	2/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065292	XXX	$XXX	CA	2/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065293	XXX	$XXX	NY	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065294	XXX	$XXX	MD	12/XX/2006	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065295	XXX	$XXX	CT	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $364,442.06 is underdisclosed from calculated Finance Charge of $364,574.64 in the amount of $132.58.
																	EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.								Loan Review Complete
170065296	XXX	$XXX	SC	12/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.								Loan Review Complete
170065298	XXX	$XXX	FL	2/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170065297	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065299	XXX	$XXX	MI	12/XX/2006	Second Home	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170065301	XXX	$XXX	NM	12/XX/2006	Investment	Purchase			No	Yes		1			1										Loan Review Complete
170065312	XXX	$XXX	MD	5/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170065300	XXX	$XXX	TX	6/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170065311	XXX	$XXX	HI	9/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065314	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065313	XXX	$XXX	MD	6/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170065317	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065316	XXX	$XXX	NY	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065319	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065318	XXX	$XXX	FL	2/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065320	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065321	XXX	$XXX	IL	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065322	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065325	XXX	$XXX	NV	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170065326	XXX	$XXX	FL	11/XX/2006	Second Home	Refinance Cash-out - Other	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065327	XXX	$XXX	FL	12/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065323	XXX	$XXX	TN	7/XX/2006	Primary	Construction-Permanent	No	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170065328	XXX	$XXX	NM	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $297,702.96 is underdisclosed from calculated Finance Charge of $298,256.33 in the amount of $553.37.
																	EXCEPTION INFO: TI itemization did not disclose the discount fee of $189.38 or the sub escrow fee of $350 as prepaid finance charges.								Loan Review Complete
170065324	XXX	$XXX	GA	1/XX/2006	Primary	Construction-Permanent	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170065329	XXX	$XXX	MD	1/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065330	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2006	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170065331	XXX	$XXX	CA	2/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065332	XXX	$XXX	MD	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065334	XXX	$XXX	NJ	3/XX/2007	Investment	Refinance Rate/Term			No	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065333	XXX	$XXX	MD	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065338	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.								Loan Review Complete
170065337	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170065355	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065339	XXX	$XXX	AL	3/XX/2007	Investment	Refinance Cash-out - Debt Consolidation	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170065336	XXX	$XXX	NC	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065363	XXX	$XXX	FL	10/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170065366	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065370	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065368	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065367	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065369	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065371	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065372	XXX	$XXX	WA	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065374	XXX	$XXX	OR	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065376	XXX	$XXX	FL	3/XX/2007	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065379	XXX	$XXX	TX	12/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170065373	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065378	XXX	$XXX	GA	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170065377	XXX	$XXX	FL	2/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065375	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065381	XXX	$XXX	MI	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065380	XXX	$XXX	TX	1/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170065382	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065383	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065384	XXX	$XXX	GA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170065386	XXX	$XXX	VA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065387	XXX	$XXX	NY	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065385	XXX	$XXX	VA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $536,406.40 is underdisclosed from calculated Finance Charge of $536,604.49 in the amount of $198.09.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170065388	XXX	$XXX	CT	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065389	XXX	$XXX	MI	12/XX/2006	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065392	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065391	XXX	$XXX	NY	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170065393	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065390	XXX	$XXX	CA	2/XX/2004	Primary	Construction-Permanent	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170058469	XXX	$XXX	NV	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065394	XXX	$XXX	CA	3/XX/2007	Investment	Refinance Cash-out - Other	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065395	XXX	$XXX	FL	2/XX/2006	Primary	Construction-Permanent			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170058471	XXX	$XXX	TX	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058470	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170058472	XXX	$XXX	AZ	3/XX/2007	Investment	Refinance Cash-out - Debt Consolidation	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170058473	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2007								Loan Review Complete
170058474	XXX	$XXX	OR	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $453,963.52 is underdisclosed from calculated Finance Charge of $454,316.99 in the amount of $353.47.
																	EXCEPTION INFO: TIL itemization did not include $50 email doc fee, $15 service charge fee, $240 Post Closing Fee, and $50 Courier fee in the prepaid finance charges. Prepaid interest was over disclosed by $1.32.								Loan Review Complete
170058476	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170058477	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,380.15 is underdisclosed from calculated Finance Charge of $258,436.11 in the amount of $55.96.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $3610.49 and final HUD reflects $3666.44								Loan Review Complete
170058475	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170058478	XXX	$XXX	DE	3/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058479	XXX	$XXX	NY	3/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170058480	XXX	$XXX	NH	3/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058481	XXX	$XXX	TX	11/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.88000% is underdisclosed from calculated APR of 7.00589% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,827.05 is underdisclosed from calculated Finance Charge of $143,155.48 in the amount of $1,328.43.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170058482	XXX	$XXX	FL	3/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170058485	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170058484	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170058483	XXX	$XXX	MA	3/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170058486	XXX	$XXX	CA	3/XX/2007	Primary	Purchase	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058487	XXX	$XXX	IL	3/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170058489	XXX	$XXX	NJ	3/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170058491	XXX	$XXX	GA	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058490	XXX	$XXX	FL	3/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058492	XXX	$XXX	FL	3/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058493	XXX	$XXX	CA	3/XX/2007	Primary	Purchase		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061136	XXX	$XXX	NY	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061135	XXX	$XXX	VA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170061137	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061138	XXX	$XXX	CA	3/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061142	XXX	$XXX	MO	3/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170061143	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061162	XXX	$XXX	AL	3/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170061164	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061165	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061166	XXX	$XXX	NJ	4/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170061168	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170061169	XXX	$XXX	NH	3/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170061167	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170061170	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061171	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061172	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061173	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061174	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Home Improvement			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061176	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $238,070.22 is underdisclosed from calculated Finance Charge of $238,793.67 in the amount of $723.45.
																	EXCEPTION INFO: Under disclosure due to $700 underwriting fee not being included in the prepaid finance charges								Loan Review Complete
170061178	XXX	$XXX	NY	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170061175	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061177	XXX	$XXX	FL	3/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061181	XXX	$XXX	MD	3/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $433,035.84 is underdisclosed from calculated Finance Charge of $433,260.95 in the amount of $225.11.
																	EXCEPTION INFO: TIL itemization did not disclose a settlement fee of $200 or a recording service fee of $25 as prepaid finance charges.								Loan Review Complete
170061179	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061180	XXX	$XXX	CA	3/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170061183	XXX	$XXX	MD	3/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1										Loan Review Complete
170061182	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,816.46 is underdisclosed from calculated Finance Charge of $212,861.41 in the amount of $44.95.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $45 as prepaid finance charge								Loan Review Complete
170061195	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061199	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061200	XXX	$XXX	MD	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061201	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061212	XXX	$XXX	NV	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061202	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.								Loan Review Complete
170061203	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061213	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061216	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061214	XXX	$XXX	MD	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $558,212.72 is underdisclosed from calculated Finance Charge of $558,287.68 in the amount of $74.96.
																	EXCEPTION INFO: TIL itemization did not include $70 for tracking payoffs fee and $4.95 Mers fee in the prepaid finance charges.								Loan Review Complete
170061217	XXX	$XXX	FL	3/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061218	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061219	XXX	$XXX	FL	3/XX/2007	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061221	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $268,205.13 is underdisclosed from calculated Finance Charge of $268,405.03 in the amount of $199.90.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061222	XXX	$XXX	MA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $300,377.80 is underdisclosed from calculated Finance Charge of $300,428.75 in the amount of $50.95.
																	EXCEPTION INFO: TIL itemization did not disclose a MERS fee of $4.95 or a subordination recording fee of $76 as prepaid finance charges								Loan Review Complete
170061220	XXX	$XXX	MN	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170061223	XXX	$XXX	FL	3/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170061224	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $565,417.77 is underdisclosed from calculated Finance Charge of $565,492.78 in the amount of $75.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061225	XXX	$XXX	AZ	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061226	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061227	XXX	$XXX	CA	12/XX/2006	Primary	Purchase		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061228	XXX	$XXX	AZ	12/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061230	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061229	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061232	XXX	$XXX	MD	1/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061231	XXX	$XXX	MA	2/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061264	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061266	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061267	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061280	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170061281	XXX	$XXX	MI	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061284	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061333	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061334	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061335	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061337	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061336	XXX	$XXX	AL	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061338	XXX	$XXX	WA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061339	XXX	$XXX	CA	3/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061340	XXX	$XXX	IL	1/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061341	XXX	$XXX	MN	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170061342	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061343	XXX	$XXX	CA	12/XX/2006	Primary	Purchase	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061344	XXX	$XXX	FL	1/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061347	XXX	$XXX	MO	12/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170061346	XXX	$XXX	AR	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061345	XXX	$XXX	ME	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061348	XXX	$XXX	AZ	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170061376	XXX	$XXX	MA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061377	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061378	XXX	$XXX	MN	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170061379	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170061380	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170061381	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061384	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061383	XXX	$XXX	MD	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061382	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.								Loan Review Complete
170061385	XXX	$XXX	MA	4/XX/2007	Investment	Refinance Rate/Term			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061386	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061388	XXX	$XXX	AZ	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170061387	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061389	XXX	$XXX	IL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $381,008.30 is underdisclosed from calculated Finance Charge of $381,189.96 in the amount of $181.66.
EXCEPTION INFO: TIL Itemization did not disclose a Settlement/Closing Fee of $150 ,a MERS Fee of $4.95 and a Payoff Fee of $45 as prepaid finance charges.  Additionally, TIL Itemization disclosed Title Courier Fees of $50 and an Email Fee of $35 and Final HUD-1 reflects $0 and $35 respectively. An IL Policy Fee of $3 was disclosed as a prepaid finance charge.
																	Under disclosure of total payments due to TIL payment Stream PMI calculation drop of date at 173 and Actual payment Stream PMI calculation drop of date at 174.								Loan Review Complete
170061391	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061390	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061394	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061393	XXX	$XXX	CT	2/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170061392	XXX	$XXX	FL	11/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,231.03 is underdisclosed from calculated Finance Charge of $275,580.33 in the amount of $349.30.
																	EXCEPTION INFO: TIL itemization did not disclose a flood fee of $5, closing settlement fee of $225, courier fee of $94 or a wire fee of $25 as prepaid finance charges.								Loan Review Complete
170061398	XXX	$XXX	VA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170061397	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061399	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170061396	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061395	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061400	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061401	XXX	$XXX	FL	2/XX/2007	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061402	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059520	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059512	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2007	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170059594	XXX	$XXX	PA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059587	XXX	$XXX	PA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,610.34 is underdisclosed from calculated Finance Charge of $212,741.75 in the amount of $131.41.
EXCEPTION INFO: Under disclosure due to lender did not include $59 warehouse fee, $35 CPL, Under estimated Process fee by $200 and over estimated Settlement fee by $165.00

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Broker Initial Disclosure Date: Unable to determine evidence of Initial Application Date from the Broker's Initial Disclosure due to missing information.
REVIEWER - CLEARED COMMENT (2019-04-04): Received broker initial TIL, exception cleared.

[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL. Exception cleared.							Loan Review Complete
170059601	XXX	$XXX	CA	4/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170059602	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059603	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059604	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059605	XXX	$XXX	MA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170059606	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170059607	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059609	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170059608	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170059610	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059613	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170059611	XXX	$XXX	NY	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059615	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059612	XXX	$XXX	CA	4/XX/2007	Investment	Refinance Cash-out - Other	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170059617	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170059616	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059618	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059621	XXX	$XXX	MD	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059619	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059620	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059622	XXX	$XXX	TX	2/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059624	XXX	$XXX	WA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059623	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170059625	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170061418	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170059627	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.								Loan Review Complete
170061429	XXX	$XXX	IL	4/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061431	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061430	XXX	$XXX	MD	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061432	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170061434	XXX	$XXX	VA	3/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
170061433	XXX	$XXX	SC	4/XX/2006	Primary	Construction-Permanent	Yes	Yes	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170061435	XXX	$XXX	TX	1/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.								Loan Review Complete
170061436	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061439	XXX	$XXX	FL	6/XX/2007	Second Home	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170061449	XXX	$XXX	WI	5/XX/2007	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061451	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2007	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063165	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063168	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170063171	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.								Loan Review Complete
170063169	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170063170	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063173	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5								Loan Review Complete
170063174	XXX	$XXX	MT	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170063175	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065110	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065111	XXX	$XXX	LA	11/XX/2006	Primary	Construction-Permanent	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065112	XXX	$XXX	CA	5/XX/2007	Investment	Refinance Cash-out - Other	No	No	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170065114	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065113	XXX	$XXX	MS	3/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170065115	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170065116	XXX	$XXX	CA	5/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170065117	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170065118	XXX	$XXX	GA	6/XX/2007	Primary	Purchase			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170065119	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170065121	XXX	$XXX	RI	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $447,815.70 is underdisclosed from calculated Finance Charge of $448,114.35 in the amount of $298.65.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170065122	XXX	$XXX	FL	3/XX/2007	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065120	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065123	XXX	$XXX	MA	5/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170065124	XXX	$XXX	AZ	6/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170065125	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,269.92 is underdisclosed from calculated Finance Charge of $332,448.26 in the amount of $178.34.
																	EXCEPTION INFO: Under disclosure is due to the disclosed TIL dropping the monthly MI payment after the 137th payment and the audited TIL dropping the monthly MI payment after the 151st payment.								Loan Review Complete
170065127	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170065126	XXX	$XXX	CA	4/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065130	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170065128	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170065134	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170065135	XXX	$XXX	GA	5/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170065129	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170065136	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170065137	XXX	$XXX	NV	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065139	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170065138	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170065140	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065141	XXX	$XXX	MD	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065142	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065143	XXX	$XXX	WI	2/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170063563	XXX	$XXX	MD	5/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063561	XXX	$XXX	CO	3/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $339,875.65 is underdisclosed from calculated Finance Charge of $340,152.65 in the amount of $277.00.
																	EXCEPTION INFO: TIL itemization did not disclose the Settlement Fee of $240, Tax Report Fee of $25, or the Courier Fee of $12 as prepaid finance charges.								Loan Review Complete
170063562	XXX	$XXX	CA	3/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170063565	XXX	$XXX	VA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063564	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063567	XXX	$XXX	PA	5/XX/2007	Investment	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170063568	XXX	$XXX	TN	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063566	XXX	$XXX	TN	4/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063569	XXX	$XXX	KS	2/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,357.20 is underdisclosed from calculated Finance Charge of $180,646.86 in the amount of $289.66.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170063601	XXX	$XXX	PA	10/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.77700% is overdisclosed from calculated APR of 7.57323% outside of 0.125% tolerance.
EXCEPTION INFO: TIL itemization did not disclose the following fees: $28.50 Assignment Recording Fee, $35 CPL Fee, $936.34 Comm/Retainage Fee or $31 Courier Fee.  Itemization did show the following fees as finance charge that were not charged in Clarity: $225 Appraisal Fee, $500 Lender's Inspection Fee, and $225 Doc Prep Fee. Construction Loan Fee was disclosed on Itemization.  Unsure where the additional $1000 is coming from.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $297,723.88 is underdisclosed from calculated Finance Charge of $299,535.34 in the amount of $1,811.46.
EXCEPTION INFO: TIL itemization did not disclose the following fees: $28.50 Assignment Recording Fee, $35 CPL Fee, $936.34 Comm/Retainage Fee or $31 Courier Fee.  Itemization did show the following fees as finance charge that were not charged in Clarity: $225 Appraisal Fee, $500 Lender's Inspection Fee, and $225 Doc Prep Fee. Construction Loan Fee was disclosed on Itemization.  Unsure where the additional $1000 is coming from.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170059227	XXX	$XXX	PA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059238	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170059249	XXX	$XXX	GA	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,129.64 is underdisclosed from calculated Finance Charge of $219,402.10 in the amount of $272.46.								Loan Review Complete
170059250	XXX	$XXX	CA	5/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059252	XXX	$XXX	PA	5/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059254	XXX	$XXX	TX	6/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170059251	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059255	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059253	XXX	$XXX	TX	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059257	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059256	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059258	XXX	$XXX	NV	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059260	XXX	$XXX	GA	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170059259	XXX	$XXX	MN	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059261	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (NY) - The loan may be prepaid in whole or in part if the mortgage loan interest rate exceeds 6% per annum . Lender is XXX.								Loan Review Complete
170059262	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059263	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] General - Missing Document: Stated not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170059265	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170059264	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059266	XXX	$XXX	CA	3/XX/2007	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059267	XXX	$XXX	FL	4/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059268	XXX	$XXX	AZ	6/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170059269	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170059271	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170059270	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059273	XXX	$XXX	PA	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059272	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059274	XXX	$XXX	PA	3/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059275	XXX	$XXX	OK	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059276	XXX	$XXX	GA	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2007	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059277	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059278	XXX	$XXX	HI	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
																	EXCEPTION INFO: Right to Cancel signature date Thursday 6/XX/2007 with expiration date Monday 6/XX/2007.								Loan Review Complete
170059279	XXX	$XXX	CT	4/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059281	XXX	$XXX	PA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059280	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059282	XXX	$XXX	AZ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059312	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059287	XXX	$XXX	GA	6/XX/2007	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170059283	XXX	$XXX	SC	4/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170059328	XXX	$XXX	CT	7/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059313	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.								Loan Review Complete
170059329	XXX	$XXX	CA	7/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059330	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170059332	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059341	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059342	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059343	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,685.22 is underdisclosed from calculated Finance Charge of $353,815.30 in the amount of $130.08.
																	EXCEPTION INFO: TIL Itemization only disclosed Interest charges in the amount of $43.37 and Final HUD reflects $173.47.								Loan Review Complete
170059344	XXX	$XXX	NJ	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059345	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059347	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059357	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170059358	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059724	XXX	$XXX	CA	6/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063298	XXX	$XXX	IL	7/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059738	XXX	$XXX	GA	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170063306	XXX	$XXX	NY	7/XX/2007	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170063311	XXX	$XXX	VA	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170063302	XXX	$XXX	KY	8/XX/2007	Primary	Purchase			No	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063299	XXX	$XXX	NY	7/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $468,227.75 is underdisclosed from calculated Finance Charge of $469,139.14 in the amount of $911.39.
																	EXCEPTION INFO: Unable to determine reason for adjustment terms on lender til. After I/O period Final TIL reflects 60 payments whereas audited TIL reflects 79 payments.								Loan Review Complete
170063312	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063310	XXX	$XXX	KY	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063313	XXX	$XXX	AL	5/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063314	XXX	$XXX	IL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170063305	XXX	$XXX	NY	7/XX/2007	Investment	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063315	XXX	$XXX	FL	4/XX/2007	Primary	Construction-Permanent	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170063316	XXX	$XXX	TN	12/XX/2006	Primary	Construction-Permanent	No	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170063318	XXX	$XXX	MA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.								Loan Review Complete
170063319	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063317	XXX	$XXX	OR	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063320	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170063321	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170063324	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063322	XXX	$XXX	FL	3/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063325	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170063326	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170063323	XXX	$XXX	AL	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063327	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170063328	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063329	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063330	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063331	XXX	$XXX	TX	4/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $188,393.79 is underdisclosed from calculated Finance Charge of $189,175.82 in the amount of $782.03.
																	EXCEPTION INFO: TIL Itemization did not disclose the escrow service fee of $250, title courier fee of $45, or the attorney fee of $50 as prepaid finance charges.								Loan Review Complete
170063332	XXX	$XXX	CA	5/XX/2007	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170063333	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170063334	XXX	$XXX	IN	5/XX/2007	Investment	Refinance Rate/Term			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170063335	XXX	$XXX	UT	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170063336	XXX	$XXX	FL	2/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170063338	XXX	$XXX	TX	3/XX/2007	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063337	XXX	$XXX	TX	2/XX/2007	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170063339	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063340	XXX	$XXX	MO	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170063371	XXX	$XXX	MA	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063341	XXX	$XXX	FL	4/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063372	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.								Loan Review Complete
170063370	XXX	$XXX	CA	8/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063373	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063374	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 REVIEWER - GENERAL COMMENT (2019-04-04): No documents received in trailing docs.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063375	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063378	XXX	$XXX	DE	8/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063376	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063377	XXX	$XXX	CA	7/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063379	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063380	XXX	$XXX	MA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063381	XXX	$XXX	CT	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $345,895.96 is underdisclosed from calculated Finance Charge of $346,210.18 in the amount of $314.22.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.								Loan Review Complete
170063390	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063392	XXX	$XXX	CA	7/XX/2007	Investment	Refinance Cash-out - Other	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063391	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063393	XXX	$XXX	CA	7/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170063394	XXX	$XXX	WA	7/XX/2007	Investment	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063395	XXX	$XXX	IL	7/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063396	XXX	$XXX	IL	6/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170063453	XXX	$XXX	WI	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063454	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063455	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063475	XXX	$XXX	GA	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.							Loan Review Complete
170063476	XXX	$XXX	AK	7/XX/2007	Second Home	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063477	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063478	XXX	$XXX	NJ	8/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,804.01 is underdisclosed from calculated Finance Charge of $218,250.65 in the amount of $446.64.
																	EXCEPTION INFO: Under disclosure is due the incorrect payment streams disclosed on the final TIL. The monthly MI premium is not accurately disclosed.								Loan Review Complete
170063479	XXX	$XXX	NY	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063480	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063482	XXX	$XXX	NC	8/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.								Loan Review Complete
170063481	XXX	$XXX	AZ	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063483	XXX	$XXX	NC	8/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170063488	XXX	$XXX	ME	7/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063487	XXX	$XXX	GA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170062822	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2007								Loan Review Complete
170062804	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062840	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170062803	XXX	$XXX	TX	8/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062821	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170062860	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062856	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062858	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170062805	XXX	$XXX	MA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062859	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170062862	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062863	XXX	$XXX	MD	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062861	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062864	XXX	$XXX	NY	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062867	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $476,509.09 is underdisclosed from calculated Finance Charge of $479,023.64 in the amount of $2,514.55.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 51 months, however, the audited TIL indicates MI should drop off after 86 months.								Loan Review Complete
170062868	XXX	$XXX	OK	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170062869	XXX	$XXX	CA	7/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062866	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062870	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062871	XXX	$XXX	NC	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2017.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170062872	XXX	$XXX	WA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062874	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170062876	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062880	XXX	$XXX	KY	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062879	XXX	$XXX	NY	8/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170064932	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170064931	XXX	$XXX	NC	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064933	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064934	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.								Loan Review Complete
170064991	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170064935	XXX	$XXX	CA	3/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170065006	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065005	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170065009	XXX	$XXX	GA	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065007	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170065008	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170065010	XXX	$XXX	GA	9/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170065013	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170065014	XXX	$XXX	MN	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065015	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170065016	XXX	$XXX	CA	6/XX/2007	Second Home	Refinance Rate/Term	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065018	XXX	$XXX	FL	2/XX/2007	Investment	Refinance UTD	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170065017	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Home Improvement			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065019	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170065020	XXX	$XXX	AL	5/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065021	XXX	$XXX	NM	6/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065022	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170065024	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065026	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170065027	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065025	XXX	$XXX	MD	7/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065023	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170065029	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170065028	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170065031	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170065030	XXX	$XXX	MD	9/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170065032	XXX	$XXX	IL	1/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170065033	XXX	$XXX	MD	5/XX/2007	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170065034	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065037	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170065036	XXX	$XXX	NY	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065038	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,565.76 is underdisclosed from calculated Finance Charge of $372,733.54 in the amount of $3,167.78.
																	EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting step level MI at a rate of .59% for 120 months and .2% for 43 months, however the MI certificate reflects MI at a level rate of .59% for 164 months.								Loan Review Complete
170065039	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170065035	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065041	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065040	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065044	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170065042	XXX	$XXX	CA	7/XX/2007	Investment	Refinance UTD	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170065045	XXX	$XXX	IL	9/XX/2007	Investment	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170065043	XXX	$XXX	GA	8/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170065046	XXX	$XXX	IN	8/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065047	XXX	$XXX	VA	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065048	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170065049	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170065050	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170065051	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065053	XXX	$XXX	MO	11/XX/2006	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170065052	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065054	XXX	$XXX	CA	6/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065056	XXX	$XXX	FL	7/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170065055	XXX	$XXX	IL	7/XX/2007	Primary	Purchase	Yes	Yes	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2007

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065057	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170065058	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $578,013.94 is underdisclosed from calculated Finance Charge of $578,938.94 in the amount of $925.00.
																	EXCEPTION INFO: Itemization only disclosed $850 settlement fee instead of $1850 on HUD-1 therefore causing under disclosure.								Loan Review Complete
170065059	XXX	$XXX	SC	7/XX/2007	Second Home	Purchase	No	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065061	XXX	$XXX	GA	5/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170065062	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170065060	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065063	XXX	$XXX	OH	8/XX/2007	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 10.31400% is underdisclosed from calculated APR of 10.56592% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,781.69 is underdisclosed from calculated Finance Charge of $176,596.69 in the amount of $6,815.00.
																	EXCEPTION INFO: Final TIL disclosed MI of $133.17 for the first 120 months and $14.17 for the following 60 months, however the calculated TIL reflects MI of $133.17 for the first 180 months.								Loan Review Complete
170065064	XXX	$XXX	MS	8/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170065065	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170065066	XXX	$XXX	GA	8/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058585	XXX	$XXX	TX	7/XX/2007	Primary	Purchase	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058591	XXX	$XXX	VA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058612	XXX	$XXX	AK	9/XX/2007	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058623	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058624	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170058625	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,664.74 is underdisclosed from calculated Finance Charge of $204,020.99 in the amount of $356.25.
																	EXCEPTION INFO: Itemization of amount financed reflected loan origination fee of $495.00 vs $995.00 as reflected on HUD1.								Loan Review Complete
170058626	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058627	XXX	$XXX	NY	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.								Loan Review Complete
170058628	XXX	$XXX	NY	10/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058629	XXX	$XXX	CO	10/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170058631	XXX	$XXX	MS	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058630	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058632	XXX	$XXX	TX	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.								Loan Review Complete
170058635	XXX	$XXX	CA	9/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058633	XXX	$XXX	FL	10/XX/2007	Investment	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058636	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170058637	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058638	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170058639	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058640	XXX	$XXX	IL	9/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058641	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058642	XXX	$XXX	AZ	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058644	XXX	$XXX	SD	7/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058643	XXX	$XXX	MI	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058645	XXX	$XXX	MO	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058646	XXX	$XXX	WA	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $484,366.33 is underdisclosed from calculated Finance Charge of $490,161.85 in the amount of $5,795.52.
																	EXCEPTION INFO: Under disclosure due to Mortgage insurance certificate disclosing level mortgage insurance rate adjustments and TIL disclosing step level mortgage insurance rate adjustments.								Loan Review Complete
170058648	XXX	$XXX	CT	9/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058647	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058649	XXX	$XXX	NV	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058650	XXX	$XXX	NM	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170058651	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170058652	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058653	XXX	$XXX	VT	7/XX/2007	UTD	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170058654	XXX	$XXX	PA	7/XX/2007	Investment	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170058655	XXX	$XXX	MI	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058656	XXX	$XXX	MI	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170058657	XXX	$XXX	KS	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058658	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058668	XXX	$XXX	CO	10/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170058673	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058674	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170058675	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170058676	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058677	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170058693	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058694	XXX	$XXX	CT	10/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170058697	XXX	$XXX	CA	9/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058698	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170058699	XXX	$XXX	AZ	10/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058701	XXX	$XXX	NY	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $541,140.41 is underdisclosed from calculated Finance Charge of $541,200.63 in the amount of $60.22.
																	EXCEPTION INFO: TIL Itemization does not list Prepaid Interest for ($143.99) as a prepaid finance charge.								Loan Review Complete
170058700	XXX	$XXX	WA	9/XX/2007	Second Home	Refinance Cash-out - Debt Consolidation			No	No		2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)								Loan Review Complete
170058703	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058702	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058705	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170058704	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170058706	XXX	$XXX	CA	9/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170058708	XXX	$XXX	VA	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.								Loan Review Complete
170058707	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058709	XXX	$XXX	IL	10/XX/2007	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058710	XXX	$XXX	NY	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170058711	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170058712	XXX	$XXX	NC	10/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058713	XXX	$XXX	NV	9/XX/2007	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058714	XXX	$XXX	IL	10/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170058716	XXX	$XXX	MS	10/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058715	XXX	$XXX	TX	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058719	XXX	$XXX	MA	10/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170058717	XXX	$XXX	NC	7/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058721	XXX	$XXX	CA	10/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058720	XXX	$XXX	FL	9/XX/2007	Second Home	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058722	XXX	$XXX	CA	10/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $401,519.49 is underdisclosed from calculated Finance Charge of $401,711.07 in the amount of $191.58.
																	EXCEPTION INFO: TIL itemization did not disclose a flood fee of $18 and a MERS fee of $4.95 as prepaid finance charges. Also, TIL itemization disclosed interim interest in the amount of $909.03, however the HUD reflects interim interest in the amount of $1069.44.								Loan Review Complete
170058724	XXX	$XXX	TX	9/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058725	XXX	$XXX	IL	10/XX/2007	Second Home	Refinance Cash-out - Other			No	Yes		2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)								Loan Review Complete
170058726	XXX	$XXX	WI	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058777	XXX	$XXX	NY	10/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058778	XXX	$XXX	FL	10/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058779	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058776	XXX	$XXX	NV	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058780	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $329,776.23 is underdisclosed from calculated Finance Charge of $329,942.68 in the amount of $166.45.
EXCEPTION INFO: TIL itemization did not disclose an affidavit recording fee of $71.50 as a prepaid finance charge.
																	Lenders Final TIL represents 81 monthly payments of MI. Whereas audited finance charge reflects 82 monthly payments of MI and a fall-off after approximately 78% LTV.								Loan Review Complete
170058783	XXX	$XXX	FL	10/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058782	XXX	$XXX	NC	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058784	XXX	$XXX	IL	10/XX/2007	Primary	Refinance Cash-out - Home Improvement			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058781	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058786	XXX	$XXX	MD	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170058787	XXX	$XXX	NY	10/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058785	XXX	$XXX	LA	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170058788	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058789	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170058790	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058791	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058797	XXX	$XXX	CA	9/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058795	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170058814	XXX	$XXX	NJ	11/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058821	XXX	$XXX	CT	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170058824	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170058796	XXX	$XXX	CA	10/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Loan Review Complete
170058826	XXX	$XXX	IN	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058827	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170060571	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170062896	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062899	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170062897	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062901	XXX	$XXX	CA	11/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062904	XXX	$XXX	MA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062900	XXX	$XXX	SC	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170062903	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062902	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170062906	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062905	XXX	$XXX	CA	10/XX/2007	Primary	Purchase		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062907	XXX	$XXX	FL	11/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062908	XXX	$XXX	FL	7/XX/2006	Primary	Construction-Permanent			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170062909	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062910	XXX	$XXX	FL	10/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062911	XXX	$XXX	PA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $565,177.78 is underdisclosed from calculated Finance Charge of $565,352.78 in the amount of $175.00.
																	EXCEPTION INFO: TIL itemization did not disclose a recording service fee of $175 as prepaid finance charge								Loan Review Complete
170062912	XXX	$XXX	NY	11/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170062913	XXX	$XXX	FL	11/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062915	XXX	$XXX	MD	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062916	XXX	$XXX	SC	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170062917	XXX	$XXX	FL	11/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062918	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062921	XXX	$XXX	MO	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170062919	XXX	$XXX	GA	11/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062920	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062922	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062923	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,732.23 is underdisclosed from calculated Finance Charge of $265,032.24 in the amount of $300.01.
																	EXCEPTION INFO: TIL itemization underdisclosed a $550 settlement fee as only a $250 prepaid finance charge.								Loan Review Complete
170062924	XXX	$XXX	NC	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062925	XXX	$XXX	HI	10/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062926	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $241,009.71 is underdisclosed from calculated Finance Charge of $241,058.71 in the amount of $49.00.
																	EXCEPTION INFO: TIL itemization did not disclose a warehousing fee of $49 as a prepaid finance charge.								Loan Review Complete
170062927	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062928	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062929	XXX	$XXX	MD	10/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062930	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062931	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062932	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170062933	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170062934	XXX	$XXX	WI	11/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062935	XXX	$XXX	AZ	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $388,420.45 is underdisclosed from calculated Finance Charge of $388,777.05 in the amount of $356.60.
																	EXCEPTION INFO: Under disclosure due to Final TIL reflecting MI cut off at 119 months. Calculated MI cutoff is at 120 months.								Loan Review Complete
170062936	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062937	XXX	$XXX	CA	10/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062938	XXX	$XXX	TX	10/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062939	XXX	$XXX	WA	11/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062940	XXX	$XXX	FL	11/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $441,390.66 is underdisclosed from calculated Finance Charge of $443,042.76 in the amount of $1,652.10.
																	EXCEPTION INFO: Under disclosure due to MI payment stream variance as well as an admin (post-close) fee of $265 and $200 of the $595 closing fee not being included as prepaid finance charges per the Final TIL itemization.								Loan Review Complete
170062942	XXX	$XXX	CA	11/XX/2007	Investment	Refinance Rate/Term	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062941	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062944	XXX	$XXX	VA	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062943	XXX	$XXX	MA	10/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170062945	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062950	XXX	$XXX	MD	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062946	XXX	$XXX	MS	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062951	XXX	$XXX	NC	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062947	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062954	XXX	$XXX	AZ	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $528,392.72 is underdisclosed from calculated Finance Charge of $528,437.97 in the amount of $45.25.
																	EXCEPTION INFO: Itemization of amount financed does not include a $50 recording fee as prepaid finance charges.								Loan Review Complete
170062952	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170062955	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170062957	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062956	XXX	$XXX	AL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062958	XXX	$XXX	NM	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062959	XXX	$XXX	IL	11/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062960	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062961	XXX	$XXX	MD	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062962	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062963	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $420,651.81 is underdisclosed from calculated Finance Charge of $421,096.81 in the amount of $445.00.
																	EXCEPTION INFO: TIL itemization did not disclose $495 Tax Pick Up fee as prepaid finance charge.								Loan Review Complete
170062964	XXX	$XXX	NV	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062968	XXX	$XXX	TX	10/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062970	XXX	$XXX	HI	11/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170062971	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170062972	XXX	$XXX	VA	11/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062973	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170062974	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062975	XXX	$XXX	NY	11/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062977	XXX	$XXX	NC	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062979	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062976	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170062999	XXX	$XXX	TX	11/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062980	XXX	$XXX	WA	10/XX/2007	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170062978	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063013	XXX	$XXX	TX	11/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063034	XXX	$XXX	FL	11/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063047	XXX	$XXX	NY	12/XX/2007	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY)

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.21880% is underdisclosed from calculated APR of 9.79120% outside of 0.125% tolerance.
EXCEPTION INFO: Lenders Final TIL represents 77 monthly payments of MI.  Whereas audited finance charge reflects 160 monthly payments of MI and a fall-off after approximately 78% LTV.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $681,001.71 is underdisclosed from calculated Finance Charge of $719,517.95 in the amount of $38,516.24.
																	EXCEPTION INFO: Lenders Final TIL represents 77 monthly payments of MI. Whereas audited finance charge reflects 160 monthly payments of MI and a fall-off after approximately 78% LTV.								Loan Review Complete
170063051	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063052	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063054	XXX	$XXX	CA	10/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $349,553.33 is underdisclosed from calculated Finance Charge of $349,886.41 in the amount of $333.08.
																	EXCEPTION INFO: The TIL itemization indicates the seller paying all of the prepaid finance charges.								Loan Review Complete
170063053	XXX	$XXX	MD	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063055	XXX	$XXX	MD	11/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.								Loan Review Complete
170063056	XXX	$XXX	VA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170063057	XXX	$XXX	CA	11/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063058	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063060	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063059	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063061	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170063064	XXX	$XXX	VA	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
170063063	XXX	$XXX	CO	6/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,376.16 is underdisclosed from calculated Finance Charge of $222,018.52 in the amount of $3,642.36.
																	EXCEPTION INFO: under disclosure due to TIL disclosed utilizing in index less than available within look back. Lowest index within look back is 1.28%.								Loan Review Complete
170063062	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170063065	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063067	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170063072	XXX	$XXX	NY	5/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170063074	XXX	$XXX	NC	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063073	XXX	$XXX	VA	4/XX/2005	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170063076	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063078	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063079	XXX	$XXX	NV	10/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063080	XXX	$XXX	DE	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063077	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063082	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063081	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063083	XXX	$XXX	FL	11/XX/2006	Primary	Construction-Permanent	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170063084	XXX	$XXX	FL	11/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $419,702.46 is underdisclosed from calculated Finance Charge of $419,926.50 in the amount of $224.04.
																	EXCEPTION INFO: Lenders Final TIL represents 111 monthly payments ($224.03) of MI . Whereas audited finance charge reflects 112 monthly payments ($224.03) of MI and a fall-off after approximately 78% LTV.								Loan Review Complete
170063085	XXX	$XXX	WA	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063086	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.								Loan Review Complete
170063087	XXX	$XXX	NY	11/XX/2007	Second Home	Purchase			No	No		1			1										Loan Review Complete
170063088	XXX	$XXX	IL	11/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063089	XXX	$XXX	NY	11/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $572,990.26 is underdisclosed from calculated Finance Charge of $573,261.31 in the amount of $271.05.
																	EXCEPTION INFO: Under disclosure is due to the disclosed TIL dropping the monthly MI payment after the 112th payment and the audited TIL dropping the monthly MI after the 113th payment.								Loan Review Complete
170063090	XXX	$XXX	NV	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063091	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063092	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063093	XXX	$XXX	NY	11/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063094	XXX	$XXX	LA	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063104	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.								Loan Review Complete
170063102	XXX	$XXX	TN	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170063105	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,315.71 is underdisclosed from calculated Finance Charge of $197,372.71 in the amount of $57.00.
																	EXCEPTION INFO: TIL Itemization did not disclose the recording service fees of $185 and over disclosed deed prep of $75, the Illinois title fee of $3 and the courier fee of $50 as prepaid finance charges.								Loan Review Complete
170063106	XXX	$XXX	CO	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170063107	XXX	$XXX	OR	11/XX/2007	Second Home	Refinance Cash-out - Debt Consolidation	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063113	XXX	$XXX	NJ	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $388,969.74 is underdisclosed from calculated Finance Charge of $396,745.88 in the amount of $7,776.14.
																	EXCEPTION INFO: It appears the lender used an index lower then 3.75% which is the lowest available in the lookback period.								Loan Review Complete
170063118	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170063115	XXX	$XXX	NV	11/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170063114	XXX	$XXX	CA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170063117	XXX	$XXX	MD	11/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063119	XXX	$XXX	NY	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063121	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $280,157.02 is underdisclosed from calculated Finance Charge of $280,289.72 in the amount of $132.70.
																	EXCEPTION INFO: Under disclosure due to lender did not include $200 signing fee as prepaid finance charge and over estimated settlement fee by $67.20								Loan Review Complete
170063116	XXX	$XXX	FL	8/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170063128	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063129	XXX	$XXX	MD	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063130	XXX	$XXX	FL	11/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063131	XXX	$XXX	FL	12/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170063134	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170063133	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170063135	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063136	XXX	$XXX	NJ	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063138	XXX	$XXX	NC	11/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063137	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170063139	XXX	$XXX	FL	11/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170063142	XXX	$XXX	FL	11/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063141	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063147	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170063144	XXX	$XXX	CA	11/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063145	XXX	$XXX	HI	11/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063140	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063143	XXX	$XXX	NY	11/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063146	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063150	XXX	$XXX	AZ	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063149	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170063148	XXX	$XXX	NC	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063151	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063152	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170063153	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063154	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063155	XXX	$XXX	AZ	12/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063156	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170063157	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170063158	XXX	$XXX	VA	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063159	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063160	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063161	XXX	$XXX	LA	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $226,571.44 is underdisclosed from calculated Finance Charge of $226,758.40 in the amount of $186.96.
																	EXCEPTION INFO: Lenders Final TIL represents 46 monthly payments of MI. Whereas audited finance charge reflects 47 monthly payments of MI and a fall-off after approximately 78% LTV.								Loan Review Complete
170063162	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063163	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058494	XXX	$XXX	NY	12/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058495	XXX	$XXX	HI	11/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058497	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170058496	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170058499	XXX	$XXX	FL	12/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $491,721.03 is underdisclosed from calculated Finance Charge of $492,891.16 in the amount of $1,170.13.
																	EXCEPTION INFO: TIL Itemization did not disclose the closing fee of $575 as prepaid finance charges.								Loan Review Complete
170058498	XXX	$XXX	GA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058500	XXX	$XXX	MA	11/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170058501	XXX	$XXX	PA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058503	XXX	$XXX	TX	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170058502	XXX	$XXX	FL	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.								Loan Review Complete
170058506	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058505	XXX	$XXX	IL	12/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170058507	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058508	XXX	$XXX	MD	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170058509	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170058510	XXX	$XXX	NJ	12/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170058512	XXX	$XXX	CA	12/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170058511	XXX	$XXX	MD	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058513	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170058515	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170058514	XXX	$XXX	IL	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058517	XXX	$XXX	IN	12/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058516	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058519	XXX	$XXX	CA	11/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058518	XXX	$XXX	PA	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058520	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058522	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170058521	XXX	$XXX	NY	12/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.22300% is underdisclosed from calculated APR of 7.59671% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $691,369.07 is underdisclosed from calculated Finance Charge of $715,965.84 in the amount of $24,596.77.
																	EXCEPTION INFO: Lenders Final TIL represents 12 monthly payments of MI. Whereas audited finance charge reflects 96 monthly payments of MI and a fall-off after approximately 78% LTV.								Loan Review Complete
170058523	XXX	$XXX	FL	12/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058525	XXX	$XXX	VA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058524	XXX	$XXX	CA	11/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170058537	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $246,661.81 is underdisclosed from calculated Finance Charge of $246,702.00 in the amount of $40.19.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $40 as prepaid finance charge.								Loan Review Complete
170058536	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060409	XXX	$XXX	WA	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060410	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.								Loan Review Complete
170060411	XXX	$XXX	CA	12/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170060416	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170060417	XXX	$XXX	MD	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $387,045.93 is underdisclosed from calculated Finance Charge of $393,437.10 in the amount of $6,391.17.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 4.1875% Index available within the look-back period.								Loan Review Complete
170060418	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060419	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.								Loan Review Complete
170060423	XXX	$XXX	NC	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060424	XXX	$XXX	PA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060425	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060426	XXX	$XXX	WI	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060427	XXX	$XXX	PA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170060429	XXX	$XXX	CA	12/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170060428	XXX	$XXX	CA	12/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060430	XXX	$XXX	CA	1/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.33300% is underdisclosed from calculated APR of 8.61237% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,850.69 is underdisclosed from calculated Finance Charge of $358,909.34 in the amount of $5,058.65.
																	EXCEPTION INFO: HUD reflects seller credit in the amount of $6,612.60 that is unitemized, therefore excluded.								Loan Review Complete
170060431	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060434	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060432	XXX	$XXX	CA	12/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060433	XXX	$XXX	NJ	12/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060435	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170060436	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,564.32 is underdisclosed from calculated Finance Charge of $205,816.97 in the amount of $252.65.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $2850 and prepaid interest in the amount of $27.49 and final HUD reflects origination of $3000 and prepaid interest of $130.14.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.								Loan Review Complete
170060437	XXX	$XXX	FL	1/XX/2008	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060438	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170060440	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170060439	XXX	$XXX	MD	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060441	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060442	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060444	XXX	$XXX	NJ	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060443	XXX	$XXX	NJ	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060445	XXX	$XXX	NY	12/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $647,505.69 is underdisclosed from calculated Finance Charge of $648,461.48 in the amount of $955.79.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 180 months, however, the audited TIL indicates MI should drop off after 209 months.								Loan Review Complete
170060446	XXX	$XXX	SC	12/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170060447	XXX	$XXX	PA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060449	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170060448	XXX	$XXX	VA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2008

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,325.28 is underdisclosed from calculated Finance Charge of $158,707.68 in the amount of $2,382.40.
EXCEPTION INFO: Prepaid fees on itemization of amount financed and hud fees match, under disclosure appears to be on Final TIL

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170060475	XXX	$XXX	ID	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170060450	XXX	$XXX	NV	1/XX/2008	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170060451	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $347,614.48 is underdisclosed from calculated Finance Charge of $353,495.51 in the amount of $5,881.03.
																	EXCEPTION INFO: Unable to determine under disclosure, it appears lender used an index lower than available within look back. Lowest index within look back is 3.8125%.								Loan Review Complete
170060467	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060482	XXX	$XXX	CA	1/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060483	XXX	$XXX	TN	1/XX/2008	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060486	XXX	$XXX	SC	12/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,377.68 is underdisclosed from calculated Finance Charge of $321,508.68 in the amount of $131.00.
																	EXCEPTION INFO: Itemization of amount financed did not disclose $40 wire fee as prepaid finance charge.								Loan Review Complete
170060484	XXX	$XXX	AL	1/XX/2008	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060485	XXX	$XXX	VA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170060487	XXX	$XXX	DC	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $625,015.26 is underdisclosed from calculated Finance Charge of $625,204.27 in the amount of $189.01.
																	EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting MI being in force for 180 months, however based on the loan amount and appraised value the MI would be in force for 184 months and a fall-off after approximately 78% LTV.								Loan Review Complete
170060488	XXX	$XXX	OH	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060491	XXX	$XXX	NJ	12/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060492	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170060493	XXX	$XXX	CA	1/XX/2008	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060494	XXX	$XXX	MD	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060495	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060496	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060497	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060498	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060499	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060500	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170060501	XXX	$XXX	MA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060502	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060503	XXX	$XXX	AZ	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060504	XXX	$XXX	ID	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060521	XXX	$XXX	DE	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062216	XXX	$XXX	WY	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060511	XXX	$XXX	MA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170060556	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060555	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $366,652.27 is underdisclosed from calculated Finance Charge of $368,743.83 in the amount of $2,091.56.
																	EXCEPTION INFO: Under disclosure due to MI actual dropping off at 162 payments while FTIL shows it dropping off at 120 payments.								Loan Review Complete
170062223	XXX	$XXX	GA	12/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170062222	XXX	$XXX	MD	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062227	XXX	$XXX	HI	1/XX/2008	Primary	Purchase		No	No	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170062228	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170062229	XXX	$XXX	NY	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170062230	XXX	$XXX	NY	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170062232	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062231	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062234	XXX	$XXX	CA	1/XX/2008	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170062233	XXX	$XXX	CA	1/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170062235	XXX	$XXX	NV	1/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170062237	XXX	$XXX	CA	1/XX/2008	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170062236	XXX	$XXX	IL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062240	XXX	$XXX	VA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.								Loan Review Complete
170062241	XXX	$XXX	CA	1/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170062243	XXX	$XXX	CA	12/XX/2007	Investment	Purchase			No	No		1			1										Loan Review Complete
170062244	XXX	$XXX	MI	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170062247	XXX	$XXX	FL	1/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170058881	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170058882	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.								Loan Review Complete
170058884	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058888	XXX	$XXX	MN	9/XX/2004	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Loan Review Complete
170058889	XXX	$XXX	FL	11/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170058899	XXX	$XXX	OH	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058925	XXX	$XXX	CA	12/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058903	XXX	$XXX	NY	2/XX/2008	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $439,686.45 is underdisclosed from calculated Finance Charge of $439,771.54 in the amount of $85.09.
																	EXCEPTION INFO: TIL Itemization did not disclose the assignment recording fee of $85 as a prepaid finance charge.								Loan Review Complete
170058922	XXX	$XXX	NY	1/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170058897	XXX	$XXX	NY	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058926	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $423,056.59 is underdisclosed from calculated Finance Charge of $423,121.59 in the amount of $65.00.
																	EXCEPTION INFO: TIL Itemization did not disclose a process overnight delivery fee for $50 as prepaid finance charges.								Loan Review Complete
170058921	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058938	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL. Exception cleared.							Loan Review Complete
170058934	XXX	$XXX	CA	10/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003.								Loan Review Complete
170058950	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,884.21 is underdisclosed from calculated Finance Charge of $166,939.73 in the amount of $55.52.
																	EXCEPTION INFO: Itemization of amount financed did not disclose a affidavit fee in the amount of $55.50 as a prepaid finance charge.								Loan Review Complete
170058949	XXX	$XXX	PA	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170058937	XXX	$XXX	FL	2/XX/2008	UTD	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL. Exception cleared.							Loan Review Complete
170058951	XXX	$XXX	CA	1/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060770	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060798	XXX	$XXX	NJ	4/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170060777	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060771	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL. Exception cleared.							Loan Review Complete
170060783	XXX	$XXX	NJ	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170060808	XXX	$XXX	NJ	3/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060787	XXX	$XXX	MD	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL. Exception cleared.							Loan Review Complete
170060816	XXX	$XXX	NY	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060820	XXX	$XXX	MD	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170060830	XXX	$XXX	FL	3/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060832	XXX	$XXX	NY	11/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170060831	XXX	$XXX	NC	8/XX/2005	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060833	XXX	$XXX	FL	6/XX/2005	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060846	XXX	$XXX	MN	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060851	XXX	$XXX	NC	3/XX/2008	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2008
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.							Loan Review Complete
170060835	XXX	$XXX	MD	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.								Loan Review Complete
170060834	XXX	$XXX	MD	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
170060854	XXX	$XXX	VA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170060667	XXX	$XXX	IL	3/XX/2008	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,637.21 is underdisclosed from calculated Finance Charge of $146,167.70 in the amount of $530.49.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Appears to be payment stream related per reflecting MI								Loan Review Complete
170060676	XXX	$XXX	KS	3/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170060686	XXX	$XXX	MD	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170060689	XXX	$XXX	WI	4/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060702	XXX	$XXX	CO	4/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060703	XXX	$XXX	NY	3/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170060692	XXX	$XXX	WI	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $307,237.75 is underdisclosed from calculated Finance Charge of $307,310.60 in the amount of $72.85.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $1868.55 and final
HUD reflects $1941.55

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170060714	XXX	$XXX	MS	4/XX/2008	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2008

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170060716	XXX	$XXX	FL	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060728	XXX	$XXX	AZ	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170060727	XXX	$XXX	NJ	4/XX/2008	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170060718	XXX	$XXX	VT	4/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170060730	XXX	$XXX	NC	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $471,199.80 is underdisclosed from calculated Finance Charge of $478,009.87 in the amount of $6,810.07.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.								Loan Review Complete
170060733	XXX	$XXX	NY	7/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060734	XXX	$XXX	CT	5/XX/2008	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060735	XXX	$XXX	FL	8/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060750	XXX	$XXX	GA	4/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
170060766	XXX	$XXX	CT	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170060767	XXX	$XXX	NY	4/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY loan is 2% - note states 5%.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170058262	XXX	$XXX	MD	5/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,283.15 is underdisclosed from calculated Finance Charge of $191,406.16 in the amount of $123.01.
EXCEPTION INFO: TIL itemization only disclosed origination charges in the amount of $3,197.97 and the final HUD reflects $3,325.60.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170060757	XXX	$XXX	PA	5/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,005.74 is underdisclosed from calculated Finance Charge of $262,931.19 in the amount of $925.45.
																	EXCEPTION INFO: TIL Itemization of Amount Financed only disclosed a broker fee of $1800, a Commitment fee of $525, a Tax service fee of $9.16 and a Flood Cert fee of $18.00 as Prepaid Finance Charges.								Loan Review Complete
170058263	XXX	$XXX	IL	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170058265	XXX	$XXX	NJ	5/XX/2008	Primary	Purchase			Yes	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170058268	XXX	$XXX	LA	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,974.20 is underdisclosed from calculated Finance Charge of $153,075.89 in the amount of $101.69.
																	EXCEPTION INFO: TIL itemization did not disclose an email fee of $20 and a courier fee of $50 as prepaid finance charges. TIL Itemization only disclosed an admin fee in the amount of $1,120 and final HUD reflects $1,152.								Loan Review Complete
170058267	XXX	$XXX	CA	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058284	XXX	$XXX	NH	6/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058277	XXX	$XXX	CA	6/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058282	XXX	$XXX	FL	6/XX/2008	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058292	XXX	$XXX	IL	7/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170058294	XXX	$XXX	VA	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.

[1] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.							Loan Review Complete
170058301	XXX	$XXX	NJ	7/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,753.46 is underdisclosed from calculated Finance Charge of $159,908.05 in the amount of $6,154.59.
EXCEPTION INFO: Closing instructions indicate the Index used was 2.875%. The closest Index available in
																	our look-back period is 3.0963%.								Loan Review Complete
170058309	XXX	$XXX	MT	7/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $528,357.30 is underdisclosed from calculated Finance Charge of $529,335.06 in the amount of $977.76.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170058298	XXX	$XXX	NY	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058295	XXX	$XXX	HI	7/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.							Loan Review Complete
170058307	XXX	$XXX	NY	7/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds the 2% maximum per the state of NY								Loan Review Complete
170058312	XXX	$XXX	AZ	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $327,892.71 is underdisclosed from calculated Finance Charge of $328,442.11 in the amount of $549.40.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Preliminary
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final Title, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.							Loan Review Complete
170058310	XXX	$XXX	NY	7/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.							Loan Review Complete
170058311	XXX	$XXX	NJ	7/XX/2008	Investment	Refinance Rate/Term			No	Yes		2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
170058320	XXX	$XXX	NV	9/XX/2008	Second Home	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170058321	XXX	$XXX	MD	8/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.							Loan Review Complete
170058323	XXX	$XXX	AZ	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared							Loan Review Complete
170058324	XXX	$XXX	CA	8/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170058325	XXX	$XXX	MD	8/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058327	XXX	$XXX	FL	9/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170058337	XXX	$XXX	FL	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD to determine occupancy, exception cleared.							Loan Review Complete
170058349	XXX	$XXX	CO	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,981.82 is underdisclosed from calculated Finance Charge of $233,361.88 in the amount of $380.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170058341	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $469,842.43 is underdisclosed from calculated Finance Charge of $470,017.43 in the amount of $175.00.
																	EXCEPTION INFO: TIL Itemization did not disclosed the admin fee of $175 as a prepaid finance charge.								Loan Review Complete
170058348	XXX	$XXX	NC	10/XX/2008	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058350	XXX	$XXX	NY	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058372	XXX	$XXX	MO	11/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $19,881.09 is underdisclosed from calculated Finance Charge of $20,163.96 in the amount of $282.87.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170058385	XXX	$XXX	WA	1/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2008.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170058423	XXX	$XXX	NJ	5/XX/2009	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058415	XXX	$XXX	FL	4/XX/2009	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058397	XXX	$XXX	HI	1/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2008.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1. Exception cleared.

[1] Title / Lien Defect - Title Policy is Preliminary or Commitment, and not a Final Title Policy.: Title Evidence: Preliminary
REVIEWER - CLEARED COMMENT (2019-04-04): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, Exception cleared.							Loan Review Complete
170058438	XXX	$XXX	IN	6/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170058443	XXX	$XXX	WI	7/XX/2009	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058436	XXX	$XXX	MS	5/XX/2009	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2009	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170058442	XXX	$XXX	VA	7/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2009.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058445	XXX	$XXX	ID	7/XX/2009	Investment	Refinance Cash-out - Other	No	No	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.								Loan Review Complete
170058446	XXX	$XXX	IL	7/XX/2009	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058458	XXX	$XXX	NJ	8/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2009.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058459	XXX	$XXX	NJ	8/XX/2009	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170065509	XXX	$XXX	IN	11/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2009.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058468	XXX	$XXX	CA	10/XX/2009	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170065503	XXX	$XXX	NC	10/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065522	XXX	$XXX	MN	12/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
170065498	XXX	$XXX	NC	7/XX/2004	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170065515	XXX	$XXX	FL	11/XX/2009	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170065501	XXX	$XXX	IL	10/XX/2009	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065527	XXX	$XXX	NY	1/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170065532	XXX	$XXX	NJ	1/XX/2010	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.								Loan Review Complete
170065531	XXX	$XXX	CA	1/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2009.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063930	XXX	$XXX	NY	4/XX/2005	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063931	XXX	$XXX	WA	5/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170065535	XXX	$XXX	MI	2/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170063932	XXX	$XXX	FL	6/XX/2010	Second Home	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170063938	XXX	$XXX	MN	6/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2010.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063944	XXX	$XXX	CT	6/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89,808.26 is underdisclosed from calculated Finance Charge of $89,943.23 in the amount of $134.97.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
170063950	XXX	$XXX	MA	7/XX/2010	Primary	Purchase	Yes	Yes	2	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2010.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170063954	XXX	$XXX	MI	7/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170063971	XXX	$XXX	MA	8/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Funds Not Disbursed per Agreement): Massachusetts Mortgage Lender and Broker Regulations: Lender failed to disburse funds in accordance with the commitment or agreement with the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2010.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170063997	XXX	$XXX	MD	1/XX/2011	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.								Loan Review Complete
170064032	XXX	$XXX	CO	5/XX/2011	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2011.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064036	XXX	$XXX	PA	6/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2011	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

																	[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.								Loan Review Complete
170064033	XXX	$XXX	VA	5/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2011.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170064031	XXX	$XXX	CA	4/XX/2011	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2011.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,454.98 is underdisclosed from calculated Finance Charge of $190,822.74 in the amount of $367.76.
EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064063	XXX	$XXX	MD	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170064067	XXX	$XXX	CA	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2011.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064057	XXX	$XXX	CA	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2011	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2011.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064089	XXX	$XXX	MD	12/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170064090	XXX	$XXX	MI	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2012	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.								Loan Review Complete
170064077	XXX	$XXX	MN	11/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170064095	XXX	$XXX	CA	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

																	[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.								Loan Review Complete
170064106	XXX	$XXX	AL	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2011.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,224.34 is underdisclosed from calculated Finance Charge of $210,355.49 in the amount of $131.15.
EXCEPTION INFO: QM Fee Test Worksheet reflects a Lender credit required of $128.15.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064107	XXX	$XXX	WA	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2011.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,512.37 is underdisclosed from calculated Finance Charge of $290,974.42 in the amount of $462.05.
EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170064111	XXX	$XXX	PA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064114	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2011.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064116	XXX	$XXX	VA	4/XX/2012	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2012.								Loan Review Complete
170064127	XXX	$XXX	ME	5/XX/2012	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.31100% is underdisclosed from calculated APR of 4.43920% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,279.63 is underdisclosed from calculated Finance Charge of $175,626.50 in the amount of $3,346.87.
																	EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.								Loan Review Complete
170064122	XXX	$XXX	MD	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2012.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062137	XXX	$XXX	CT	5/XX/2012	Investment	Refinance Rate/Term	No	No	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170062138	XXX	$XXX	CA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170062142	XXX	$XXX	CA	7/XX/2012	Second Home	Refinance Cash-out - Other	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170062143	XXX	$XXX	MD	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,292.27 is underdisclosed from calculated Finance Charge of $215,386.28 in the amount of $1,094.01.
																	EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.								Loan Review Complete
170062153	XXX	$XXX	IL	7/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170062155	XXX	$XXX	NY	6/XX/2012	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062161	XXX	$XXX	FL	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,303.23 is underdisclosed from calculated Finance Charge of $135,159.01 in the amount of $1,855.78.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $515.52 and final HUD reflects $2,371.34								Loan Review Complete
170062160	XXX	$XXX	MI	7/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062167	XXX	$XXX	FL	8/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170062172	XXX	$XXX	FL	8/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
170062173	XXX	$XXX	FL	8/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
170062179	XXX	$XXX	CO	9/XX/2012	Primary	Purchase	No	No	2	2	[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170062180	XXX	$XXX	AR	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2012 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2012.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062185	XXX	$XXX	FL	9/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062187	XXX	$XXX	NJ	5/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170062194	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062190	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.								Loan Review Complete
170062196	XXX	$XXX	IA	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,600.86 is underdisclosed from calculated Finance Charge of $46,028.79 in the amount of $427.93.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount o $1554.98 and final HUD reflects $1,957.98.								Loan Review Complete
170062191	XXX	$XXX	LA	10/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062197	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062192	XXX	$XXX	MI	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2012.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170062201	XXX	$XXX	MA	11/XX/2012	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable								Loan Review Complete
170062198	XXX	$XXX	NJ	11/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,524.75 is underdisclosed from calculated Finance Charge of $141,225.22 in the amount of $700.47.
																	EXCEPTION INFO: There is a Lender credit on line 205 for $1335.09 which is not itemized therefore excluded.								Loan Review Complete
170062195	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
170062200	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] General - Missing Document: Stated not provided	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170062202	XXX	$XXX	AZ	11/XX/2012	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170062203	XXX	$XXX	FL	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170062206	XXX	$XXX	AZ	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170062205	XXX	$XXX	GA	11/XX/2012	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170062212	XXX	$XXX	CO	12/XX/2012	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170058959	XXX	$XXX	FL	12/XX/2012	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170062213	XXX	$XXX	FL	12/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170062214	XXX	$XXX	FL	12/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012									Loan Review Complete
170058962	XXX	$XXX	TX	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $46,245.89 is underdisclosed from calculated Finance Charge of $46,448.86 in the amount of $202.97.
																	EXCEPTION INFO: TIL itemization did not disclose an Origination fee of $1,071.63 as prepaid finance charges.								Loan Review Complete
170058964	XXX	$XXX	CA	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.25000% is underdisclosed from calculated APR of 4.46569% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,279.67 is underdisclosed from calculated Finance Charge of $162,958.43 in the amount of $5,678.76.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170058963	XXX	$XXX	MD	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2012.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170058965	XXX	$XXX	FL	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,606.65 is underdisclosed from calculated Finance Charge of $115,685.32 in the amount of $78.67.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170058973	XXX	$XXX	FL	1/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012									Loan Review Complete
170058974	XXX	$XXX	CA	12/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058975	XXX	$XXX	MD	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

																	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.								Loan Review Complete
170058977	XXX	$XXX	MD	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 3.82000% is underdisclosed from calculated APR of 3.96031% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,303.62 is underdisclosed from calculated Finance Charge of $148,910.16 in the amount of $3,606.54.
EXCEPTION INFO: TIL Itemization did not disclose the loan origination fee of $4945 as prepaid finance charges.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170058976	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170058980	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.								Loan Review Complete
170058981	XXX	$XXX	MI	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Truth in Lending Act (Early TIL Disclosure): Fees, other than for a credit report, charged before early TIL disclosure received by borrower.								Loan Review Complete
170058985	XXX	$XXX	IL	1/XX/2013	Investment	Refinance Rate/Term			No	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Loan Review Complete
170058990	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.								Loan Review Complete
170058992	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170058989	XXX	$XXX	CA	1/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013									Loan Review Complete
170058988	XXX	$XXX	VA	1/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058998	XXX	$XXX	CA	2/XX/2013	Investment	Refinance UTD	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2013 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Loan Review Complete
170058991	XXX	$XXX	GA	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170058987	XXX	$XXX	MI	1/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170059006	XXX	$XXX	CO	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.								Loan Review Complete
170059001	XXX	$XXX	CA	2/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170058999	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,148.84 is underdisclosed from calculated Finance Charge of $171,768.77 in the amount of $619.93.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $410.90 and final HUD reflects $7,776.99.								Loan Review Complete
170059007	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2012.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170059010	XXX	$XXX	MI	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170059009	XXX	$XXX	MA	3/XX/2013	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170059011	XXX	$XXX	CA	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] General - Missing Document: Stated not provided	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.								Loan Review Complete
170059008	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059024	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170059025	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170059032	XXX	$XXX	PA	1/XX/2013	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170059037	XXX	$XXX	CA	3/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013									Loan Review Complete
170059042	XXX	$XXX	CA	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170059038	XXX	$XXX	MD	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,550.48 is underdisclosed from calculated Finance Charge of $187,951.93 in the amount of $2,401.45.
																	EXCEPTION INFO: TIL itemization did not include $5121 Loan origination and $606.32 prepaid interest in the prepaid finance charges. Flood Cert was under disclosed by $3.00. Remaining under disclosure due to Final TIL shows MI dropping off at 156 months but calculated TIL reflects MI for Life of Loan.								Loan Review Complete
170059044	XXX	$XXX	WA	4/XX/2013	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170059046	XXX	$XXX	OR	4/XX/2013	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170059048	XXX	$XXX	FL	4/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059047	XXX	$XXX	MA	4/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $255,399.13 is underdisclosed from calculated Finance Charge of $256,081.14 in the amount of $682.01.
																	EXCEPTION INFO: TIL Itemization listed a lender credit of $532 for prepaid finance charges.								Loan Review Complete
170059053	XXX	$XXX	NJ	4/XX/2013	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.								Loan Review Complete
170059054	XXX	$XXX	FL	4/XX/2013	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170059067	XXX	$XXX	FL	5/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170059055	XXX	$XXX	NC	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170059056	XXX	$XXX	FL	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059066	XXX	$XXX	CA	3/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059068	XXX	$XXX	FL	5/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170059069	XXX	$XXX	FL	5/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013									Loan Review Complete
170059070	XXX	$XXX	CT	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.								Loan Review Complete
170059071	XXX	$XXX	VA	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170059073	XXX	$XXX	MD	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

																	[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.								Loan Review Complete
170059074	XXX	$XXX	DE	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
170059072	XXX	$XXX	FL	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,326.67 is underdisclosed from calculated Finance Charge of $168,978.34 in the amount of $651.67.
EXCEPTION INFO: There is a Lender credit on line 205 for $3153.29 which is not itemized therefore excluded.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059082	XXX	$XXX	AZ	5/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170059083	XXX	$XXX	WA	5/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170059084	XXX	$XXX	HI	5/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.								Loan Review Complete
170059085	XXX	$XXX	GA	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.								Loan Review Complete
170059086	XXX	$XXX	FL	5/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.								Loan Review Complete
170059087	XXX	$XXX	MS	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,592.95 is underdisclosed from calculated Finance Charge of $261,074.95 in the amount of $482.00.
																	EXCEPTION INFO: Itemization is calculating credit from lender to borrower for $482.00 and HUD is not calculation any credit.								Loan Review Complete
170059088	XXX	$XXX	MD	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.

																	[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.								Loan Review Complete
170059089	XXX	$XXX	FL	5/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013									Loan Review Complete
170059101	XXX	$XXX	AZ	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059090	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Loan Review Complete
170059103	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2012.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059102	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059104	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170059105	XXX	$XXX	WA	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: There is no appraisal in the file or documentation to indicate what was relied upon to derive an estimate of value for subject at time of loan origination.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,659.43 is underdisclosed from calculated Finance Charge of $324,348.44 in the amount of $689.01.
EXCEPTION INFO: There is a Lender credit on line 205 for $1568.84 which is not itemized therefore excluded.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170059106	XXX	$XXX	CA	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059107	XXX	$XXX	NV	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.								Loan Review Complete
170059108	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
170059109	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059110	XXX	$XXX	TX	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,527.78 is underdisclosed from calculated Finance Charge of $88,089.77 in the amount of $561.99.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $253.91 and final
HUD reflects $815.90

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170059120	XXX	$XXX	NJ	6/XX/2013	Investment	Refinance Rate/Term			No	Yes		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013 [3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170059122	XXX	$XXX	CA	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170059121	XXX	$XXX	CA	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,636.00 is underdisclosed from calculated Finance Charge of $337,993.01 in the amount of $357.01.
																	EXCEPTION INFO: TIL Itemization is showing a credit of $357 for prepaid finance charges.								Loan Review Complete
170059123	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2013	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,989.74 is underdisclosed from calculated Finance Charge of $169,563.75 in the amount of $574.01.
EXCEPTION INFO: There is a Lender credit on line 205 for $2990.04 which is not itemized therefore excluded.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170059114	XXX	$XXX	MI	6/XX/2013	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170059124	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
170059125	XXX	$XXX	AZ	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013									Loan Review Complete
170059126	XXX	$XXX	MI	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059127	XXX	$XXX	CA	6/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013									Loan Review Complete
170059128	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170059138	XXX	$XXX	IL	7/XX/2013	Investment	Refinance Rate/Term			Yes	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170059139	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170059140	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2013.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059141	XXX	$XXX	MA	6/XX/2013	Investment	Refinance Rate/Term			No	Yes		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170059167	XXX	$XXX	FL	7/XX/2013	Investment	Refinance Rate/Term	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170059142	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).								Loan Review Complete
170059143	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).								Loan Review Complete
170059169	XXX	$XXX	TX	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2013.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059168	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
170059170	XXX	$XXX	KS	7/XX/2013	Investment	Refinance Rate/Term	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2013.								Loan Review Complete
170059179	XXX	$XXX	NJ	8/XX/2013	Investment	Refinance Rate/Term			No	Yes		1			1										Loan Review Complete
170059181	XXX	$XXX	TX	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).								Loan Review Complete
170059182	XXX	$XXX	OR	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2013.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059180	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059184	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2013.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170059185	XXX	$XXX	FL	9/XX/2013	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170058831	XXX	$XXX	IL	8/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170058832	XXX	$XXX	CA	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2013.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,336.50 is underdisclosed from calculated Finance Charge of $77,693.51 in the amount of $357.01.
EXCEPTION INFO: TIL Itemization is showing a $357 credit for prepaid finance charges.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170058835	XXX	$XXX	NY	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170058844	XXX	$XXX	IL	9/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170058853	XXX	$XXX	NY	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.								Loan Review Complete
170058846	XXX	$XXX	CA	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170058852	XXX	$XXX	FL	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170058845	XXX	$XXX	IL	9/XX/2013	Investment	Refinance Rate/Term			Yes	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170058874	XXX	$XXX	MA	9/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.								Loan Review Complete
170058876	XXX	$XXX	FL	9/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058875	XXX	$XXX	CA	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2013.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170058878	XXX	$XXX	CA	9/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2013, prior to three (3) business days from transaction date of 09/XX/2013.								Loan Review Complete
170058877	XXX	$XXX	IL	9/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.								Loan Review Complete
170058879	XXX	$XXX	ID	9/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170058880	XXX	$XXX	TX	9/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170062250	XXX	$XXX	FL	9/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170062251	XXX	$XXX	AZ	9/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170062302	XXX	$XXX	FL	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.								Loan Review Complete
170062279	XXX	$XXX	MO	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170062277	XXX	$XXX	MI	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,584.31 is underdisclosed from calculated Finance Charge of $230,008.69 in the amount of $424.38.
EXCEPTION INFO: TIL Itemization did not disclose the updated finance charges of $773.34 listed on the corrected HUD.  TIL Itemization also did not disclose the subordination recording fee of $26 and it listed a lender credit of $432 towards prepaid finance charges.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062298	XXX	$XXX	NC	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170062311	XXX	$XXX	CA	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170062310	XXX	$XXX	FL	11/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.								Loan Review Complete
170062320	XXX	$XXX	MD	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2013.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170062371	XXX	$XXX	NY	1/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062398	XXX	$XXX	FL	2/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170064601	XXX	$XXX	NC	7/XX/2001	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064615	XXX	$XXX	FL	1/XX/2002	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001.								Loan Review Complete
170062481	XXX	$XXX	FL	7/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064625	XXX	$XXX	TX	4/XX/2002	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170064619	XXX	$XXX	OH	11/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.								Loan Review Complete
170061878	XXX	$XXX	FL	12/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Loan Review Complete
170061926	XXX	$XXX	NC	11/XX/2004	Primary	Purchase	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061927	XXX	$XXX	FL	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $280,115.81 is underdisclosed from calculated Finance Charge of $280,314.85 in the amount of $199.04.								Loan Review Complete
170061922	XXX	$XXX	KY	10/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170061943	XXX	$XXX	MI	5/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2005	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170061988	XXX	$XXX	LA	10/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,237.77 is underdisclosed from calculated Finance Charge of $217,615.54 in the amount of $377.77.
																	EXCEPTION INFO: Underdisclosue is payment stream related: TIL shows 120 payments of $1147 and calculated is 120 payments of $1151. Verified TIL, Note, PMI entries and all are entered as per the documentation in the file.								Loan Review Complete
170061977	XXX	$XXX	MN	10/XX/2005	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170061989	XXX	$XXX	CT	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062021	XXX	$XXX	MD	3/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,257.30 is underdisclosed from calculated Finance Charge of $170,711.93 in the amount of $454.63.
																	EXCEPTION INFO: The under disclosure is due to the exclusion of the Settlement/Closing Fee and Courier Fee paid to the title company from the prepaid finance charges.								Loan Review Complete
170062000	XXX	$XXX	FL	7/XX/2004	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062023	XXX	$XXX	MI	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.								Loan Review Complete
170062024	XXX	$XXX	MD	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170062027	XXX	$XXX	AL	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170062028	XXX	$XXX	MA	4/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,513.19 is underdisclosed from calculated Finance Charge of $144,102.73 in the amount of $589.54.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062029	XXX	$XXX	CT	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062031	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170062032	XXX	$XXX	WA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062033	XXX	$XXX	OH	3/XX/2006	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,674.16 is underdisclosed from calculated Finance Charge of $193,877.12 in the amount of $1,202.96.
																	EXCEPTION INFO: Itremization of Amount Financed does not include any fees paid to Lender on HUD.								Loan Review Complete
170062043	XXX	$XXX	GA	5/XX/2006	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170062044	XXX	$XXX	GA	4/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $233,712.54 is underdisclosed from calculated Finance Charge of $234,092.27 in the amount of $379.73.
																	EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $400 as a prepaid finance charge.								Loan Review Complete
170062050	XXX	$XXX	NH	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2006

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170062046	XXX	$XXX	CA	5/XX/2006	Primary	Purchase	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $413,998.53 is underdisclosed from calculated Finance Charge of $415,434.73 in the amount of $1,436.20.
																	EXCEPTION INFO: TIL Itemization did not disclose a Flood Determination fee of $17, a Loan Tie-In fee of $$300, a Settlement fee of $801, a Sub Escrow fee of $75, a Courier fee of $80, and a Wire fee of $50 as prepaid finance charges.								Loan Review Complete
170062048	XXX	$XXX	IL	6/XX/2006	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170062051	XXX	$XXX	CA	6/XX/2006	Primary	Purchase	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $407,935.62 is underdisclosed from calculated Finance Charge of $408,257.99 in the amount of $322.37.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
170062047	XXX	$XXX	FL	5/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.51800% is underdisclosed from calculated APR of 7.75629% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $206,419.27 is underdisclosed from calculated Finance Charge of $211,692.33 in the amount of $5,273.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170062053	XXX	$XXX	FL	8/XX/2005	Primary	Construction-Permanent			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170062055	XXX	$XXX	MO	6/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170062056	XXX	$XXX	GA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170062057	XXX	$XXX	KS	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,131.68 is underdisclosed from calculated Finance Charge of $82,181.32 in the amount of $49.64.
																	EXCEPTION INFO: TIL Itemization did not disclose Couriers fees totaling $50 as prepaid finance charges.								Loan Review Complete
170062059	XXX	$XXX	GA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,951.22 is underdisclosed from calculated Finance Charge of $204,013.56 in the amount of $62.34.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 83 months, however, the audited TIL indicates MI should drop off after 84 months.								Loan Review Complete
170062060	XXX	$XXX	FL	10/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170062063	XXX	$XXX	FL	6/XX/2006	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170062065	XXX	$XXX	IL	5/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170062068	XXX	$XXX	MI	6/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $273,753.88 is underdisclosed from calculated Finance Charge of $274,936.98 in the amount of $1,183.10.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170062067	XXX	$XXX	GA	6/XX/2006	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170062072	XXX	$XXX	KS	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062070	XXX	$XXX	SC	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170062082	XXX	$XXX	IA	7/XX/2006	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062080	XXX	$XXX	WV	7/XX/2006	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062081	XXX	$XXX	NJ	7/XX/2006	Primary	Purchase			Yes	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170062076	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
170062107	XXX	$XXX	AZ	8/XX/2006	Primary	Purchase	No	No	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062108	XXX	$XXX	MN	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062114	XXX	$XXX	MI	9/XX/2006	Second Home	Refinance Cash-out - Other	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062120	XXX	$XXX	ME	9/XX/2006	Second Home	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062128	XXX	$XXX	CA	10/XX/2006	Second Home	Purchase	No	No	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062117	XXX	$XXX	MI	9/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062129	XXX	$XXX	FL	10/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170062132	XXX	$XXX	NC	9/XX/2006	Second Home	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170062537	XXX	$XXX	IN	11/XX/2006	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170062528	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,935.52 is underdisclosed from calculated Finance Charge of $205,162.39 in the amount of $226.87.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed								Loan Review Complete
170062527	XXX	$XXX	MI	10/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170062538	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062542	XXX	$XXX	IL	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062547	XXX	$XXX	TX	9/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170062562	XXX	$XXX	ID	8/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Loan Review Complete
170062564	XXX	$XXX	CA	5/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170062563	XXX	$XXX	SC	11/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170062566	XXX	$XXX	NJ	7/XX/2004	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062565	XXX	$XXX	VA	5/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062567	XXX	$XXX	VA	3/XX/2005	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
170062569	XXX	$XXX	PA	11/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170062605	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062606	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170062607	XXX	$XXX	NY	1/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170062623	XXX	$XXX	FL	4/XX/2007	Investment	Refinance Rate/Term	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062627	XXX	$XXX	TX	3/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062645	XXX	$XXX	AZ	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062640	XXX	$XXX	AZ	9/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170062686	XXX	$XXX	MI	12/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170062706	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062704	XXX	$XXX	SC	5/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170062707	XXX	$XXX	FL	3/XX/2006	Primary	Construction-Permanent			No	No		1			1										Loan Review Complete
170062709	XXX	$XXX	IL	4/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																	EXCEPTION INFO: PPP expired. It is unlawful to provide a prepayment penalty or other charge for prepayment on any loan secured by a mortgage on residential real estate, if the annual interest rate exceeds 8%. 815 Ill. Comp. Stat. 205/4(2)(a).28 Please note that it is unclear under state law how to measure the 8% threshold on an ARM loan. Until further guidance is available, the conservative position is that prepayment penalties are prohibited if the APR, calculated using the maximum interest rate chargeable under the loan documents, exceeds 8%. The Final TIL reflects an APR of 8.797%. The Prepayment Addendum reflects if a full or partial prepayment is made within 3 years of 20% of the original principal amount in any 12-month period results in a prepayment charge of 6 months’ advance interest. Lender is XXX.								Loan Review Complete
170062708	XXX	$XXX	IN	9/XX/2006	Primary	Construction-Permanent			Yes	Yes		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170062712	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP expired. It is unlawful to provide a prepayment penalty or other charge for prepayment on any loan secured by a mortgage on residential real estate, if the annual interest rate exceeds 8%. 815 Ill. Comp. Stat. 205/4(2)(a).28 Please note that it is unclear under state law how to measure the 8% threshold on an ARM loan. Until further guidance is available, the conservative position is that prepayment penalties are prohibited if the APR, calculated using the maximum interest rate chargeable under the loan documents, exceeds 8%. The Final TIL reflects an APR of 9.9084%. The Prepayment Addendum reflects if a full prepayment is made within the first year after the execution of the Security Instrument there is a prepayment charge of 3% of the OPB and if within the second year after the execution of the Security Instrument a 2% prepayment charge of the OPB. Lender is XXX.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062740	XXX	$XXX	PA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170062741	XXX	$XXX	MA	8/XX/2007	Primary	Purchase			Yes	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170062782	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064174	XXX	$XXX	FL	5/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064194	XXX	$XXX	NY	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170064201	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170064228	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064236	XXX	$XXX	NJ	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170064237	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064249	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170064252	XXX	$XXX	PA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,609.54 is underdisclosed from calculated Finance Charge of $114,674.96 in the amount of $65.42.
																	EXCEPTION INFO: Under disclosure is due to the disclosed TIL dropping the monthly MI after the 48th payment however the audited TIL did not drop the monthly MI until after the 50th payment.								Loan Review Complete
170064261	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $338,105.62 is underdisclosed from calculated Finance Charge of $338,211.52 in the amount of $105.90.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170064272	XXX	$XXX	IN	1/XX/2008	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170064269	XXX	$XXX	NJ	2/XX/2008	Primary	Purchase	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.							Loan Review Complete
170064279	XXX	$XXX	NY	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD to determine occupancy, exception cleared.							Loan Review Complete
170064275	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064282	XXX	$XXX	CA	3/XX/2008	UTD	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064290	XXX	$XXX	OH	4/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD to determine occupancy, exception cleared.							Loan Review Complete
170064287	XXX	$XXX	NY	11/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170064294	XXX	$XXX	IL	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064295	XXX	$XXX	FL	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064363	XXX	$XXX	OH	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,455.01 is underdisclosed from calculated Finance Charge of $74,490.02 in the amount of $35.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170064362	XXX	$XXX	AZ	6/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with Appraisal provided

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with appraisal provided

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with HUD provided

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with HUD provided

[1] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with Appraisal provided.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with TIL provided.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with documents provided.							Loan Review Complete
170064361	XXX	$XXX	MA	6/XX/2008	Primary	Purchase	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with HUD provided.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with Appraisal provided.

[1] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with HUD provided.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with Appraisal provided.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with HUD provided.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with HUD provided.

[1] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with HUD provided.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with HUD provided.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with TIL provided.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with HUD, TIL and Appraisal provided.

[1] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with HUD provided.							Loan Review Complete
170064410	XXX	$XXX	CA	3/XX/2012	Second Home	Refinance Cash-out - Debt Consolidation	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064364	XXX	$XXX	PA	3/XX/2006	UTD	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170063666	XXX	$XXX	CA	3/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059421	XXX	$XXX	WA	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059422	XXX	$XXX	MD	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.								Loan Review Complete
170065453	XXX	$XXX	NC	6/XX/1999	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1998.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065481	XXX	$XXX	PA	9/XX/2000	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065465	XXX	$XXX	NC	1/XX/2000	Primary	Purchase			No	No		1			1								Over disclosure due to MI not dropping off the loan.		Loan Review Complete
170065443	XXX	$XXX	OH	10/XX/1998	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065436	XXX	$XXX	ID	12/XX/1997	Primary	Construction-Permanent	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,469.80 is underdisclosed from calculated Finance Charge of $229,981.46 in the amount of $1,511.66.
																	EXCEPTION INFO: The TIL payment stream differs from the payment amount on the Note. Per the itemization of amounts financed it appears the fees charged were captured on the HUD.								Loan Review Complete
170064413	XXX	$XXX	NM	4/XX/2001	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170064421	XXX	$XXX	PA	6/XX/2001	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170064422	XXX	$XXX	WV	6/XX/2001	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064453	XXX	$XXX	IA	12/XX/2001	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060006	XXX	$XXX	NY	3/XX/2002	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060017	XXX	$XXX	IN	4/XX/2002	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.								Loan Review Complete
170064432	XXX	$XXX	IL	8/XX/2001	Primary	UTD UTD	UTD	Yes	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060021	XXX	$XXX	NJ	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,435.23 is underdisclosed from calculated Finance Charge of $217,561.85 in the amount of $126.62.
																	EXCEPTION INFO: TIL Itemization did not disclose the Courier fee of $5.78, Document signing fee of $110 and Flood cert fee of $11 as prepaid finance charges.								Loan Review Complete
170060031	XXX	$XXX	MI	5/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,749.93 is underdisclosed from calculated Finance Charge of $94,859.46 in the amount of $109.53.
																	EXCEPTION INFO: TIL itemization did not disclose a Settlement Fee of $300, a Courier Fee of $25 and a Disbursement Fee of $35 as prepaid finance charges.								Loan Review Complete
170060034	XXX	$XXX	WV	6/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170060061	XXX	$XXX	NJ	7/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,820.48 is underdisclosed from calculated Finance Charge of $104,440.36 in the amount of $619.88.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $4190.21 and final HUD reflects $4,597.77								Loan Review Complete
170060055	XXX	$XXX	AZ	7/XX/2002	Primary	Purchase		No	No	No		3			3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060047	XXX	$XXX	GA	5/XX/2002	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060073	XXX	$XXX	FL	6/XX/2002	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.								Loan Review Complete
170060065	XXX	$XXX	NC	7/XX/2002	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060084	XXX	$XXX	NC	8/XX/2002	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.								Loan Review Complete
170060086	XXX	$XXX	TN	9/XX/2002	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060097	XXX	$XXX	NC	11/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060137	XXX	$XXX	WA	9/XX/2002	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170060167	XXX	$XXX	MO	7/XX/2002	Primary	Construction-Permanent			No	No		1			1										Loan Review Complete
170060144	XXX	$XXX	IN	10/XX/2002	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060181	XXX	$XXX	OH	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060159	XXX	$XXX	CO	1/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170060184	XXX	$XXX	MA	1/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.								Loan Review Complete
170060185	XXX	$XXX	KS	2/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063633	XXX	$XXX	TN	1/XX/2003	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063636	XXX	$XXX	IN	2/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $104,385.26 is underdisclosed from calculated Finance Charge of $104,455.18 in the amount of $69.92.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170063634	XXX	$XXX	CO	2/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063651	XXX	$XXX	CA	2/XX/2003	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170063653	XXX	$XXX	AK	2/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063641	XXX	$XXX	OR	1/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063646	XXX	$XXX	WA	2/XX/2003	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,609.97 is underdisclosed from calculated Finance Charge of $165,834.92 in the amount of $224.95.
																	EXCEPTION INFO: Payment stream on the Final TIL reflects termination of PMI after 48 payments. Calculated PMI duration is 49 payments.								Loan Review Complete
170063655	XXX	$XXX	FL	2/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Loan Review Complete
170063652	XXX	$XXX	MN	2/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170063654	XXX	$XXX	NJ	2/XX/2003	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.								Loan Review Complete
170063658	XXX	$XXX	NJ	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $365,247.74 is underdisclosed from calculated Finance Charge of $365,316.46 in the amount of $68.72.
																	EXCEPTION INFO: The TIL itemization did not disclose the notice of settlement fee of $40 or the courier fee of $30 as prepaid finance charges.								Loan Review Complete
170063659	XXX	$XXX	RI	3/XX/2003	Investment	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170063657	XXX	$XXX	MD	2/XX/2003	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170063662	XXX	$XXX	KY	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.								Loan Review Complete
170064138	XXX	$XXX	FL	3/XX/2003	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170064145	XXX	$XXX	CO	3/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,318.83 is underdisclosed from calculated Finance Charge of $196,432.47 in the amount of $113.64.
																	EXCEPTION INFO: Unable to determine underdisclosure due to missing Itemization of Amount Financed								Loan Review Complete
170064148	XXX	$XXX	TX	3/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.64100% is underdisclosed from calculated APR of 5.79704% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $20,658.39 is underdisclosed from calculated Finance Charge of $21,091.15 in the amount of $432.76.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170064152	XXX	$XXX	NY	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170064153	XXX	$XXX	MI	3/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2003

[3] Credit Documentation - Missing Document: Credit Report not provided

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170064154	XXX	$XXX	MD	2/XX/2003	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170064159	XXX	$XXX	FL	4/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Loan Review Complete
170064155	XXX	$XXX	TN	3/XX/2003	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Loan Review Complete
170063683	XXX	$XXX	MI	3/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.								Loan Review Complete
170063684	XXX	$XXX	FL	3/XX/2003	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,602.24 is underdisclosed from calculated Finance Charge of $197,442.44 in the amount of $840.20.
																	EXCEPTION INFO: Per the itemization, lender did not include the $12 assignment, $395 processing, $300 settlement, $75 title courier, and $50 title courier fees. The prepaid interest of $483.20 also does not appear on the itemization, but had to have been included in the TIL calculation to make the math come out right.								Loan Review Complete
170063685	XXX	$XXX	NE	3/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170063687	XXX	$XXX	PA	3/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063689	XXX	$XXX	NC	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063691	XXX	$XXX	WI	3/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063708	XXX	$XXX	CA	1/XX/2003	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170063705	XXX	$XXX	VA	9/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170063704	XXX	$XXX	IL	4/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,908.10 is underdisclosed from calculated Finance Charge of $152,015.83 in the amount of $107.73.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170063737	XXX	$XXX	LA	3/XX/2003	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063725	XXX	$XXX	OH	5/XX/2003	Primary	Refinance Cash-out - Other			Yes	Yes		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170063760	XXX	$XXX	FL	5/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170063738	XXX	$XXX	FL	5/XX/2003	Primary	Refinance Cash-out - Home Improvement			Yes	No		1			1										Loan Review Complete
170063762	XXX	$XXX	IN	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170063767	XXX	$XXX	MI	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $104,998.07 is underdisclosed from calculated Finance Charge of $105,090.08 in the amount of $92.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to the missing Itemization of Amount Financed.								Loan Review Complete
170063770	XXX	$XXX	CA	4/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170063771	XXX	$XXX	CA	5/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063774	XXX	$XXX	FL	5/XX/2003	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170063854	XXX	$XXX	VA	7/XX/2003	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,214.08 is underdisclosed from calculated Finance Charge of $224,529.07 in the amount of $314.99.
																	EXCEPTION INFO: TIL itemization did not disclose a title courier fee of $45 or a settlement fee of $275 as prepaid finance charges.								Loan Review Complete
170063857	XXX	$XXX	LA	6/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170063917	XXX	$XXX	CA	9/XX/2003	Investment	Refinance Cash-out - Other		No	No	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170059746	XXX	$XXX	MI	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Loan Review Complete
170059752	XXX	$XXX	MD	6/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.								Loan Review Complete
170059804	XXX	$XXX	MI	11/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059821	XXX	$XXX	OH	12/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.								Loan Review Complete
170059862	XXX	$XXX	NY	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.								Loan Review Complete
170059848	XXX	$XXX	NC	1/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059900	XXX	$XXX	OH	3/XX/2004	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Loan Review Complete
170059957	XXX	$XXX	NY	4/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170059959	XXX	$XXX	PA	3/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.11600% is underdisclosed from calculated APR of 7.41608% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,573.56 is underdisclosed from calculated Finance Charge of $134,053.65 in the amount of $1,480.09.
																	EXCEPTION INFO: Underdisclosure is payment stream related; lender did not included MI payments/calculations in final TIL payment stream.								Loan Review Complete
170059963	XXX	$XXX	FL	4/XX/2004	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170059928	XXX	$XXX	CT	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,807.20 is underdisclosed from calculated Finance Charge of $141,891.05 in the amount of $83.85.
																	EXCEPTION INFO: Under disclosed due to Lender fee difference of $175.00. HUD-1 Lender fee is $2,000 and Itemization is $1,825.00.								Loan Review Complete
170059945	XXX	$XXX	AZ	4/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170059970	XXX	$XXX	AZ	4/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170059990	XXX	$XXX	TX	3/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Loan Review Complete
170059988	XXX	$XXX	MI	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Loan Review Complete
170059989	XXX	$XXX	SC	5/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063534	XXX	$XXX	MD	4/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $408,208.40 is underdisclosed from calculated Finance Charge of $409,388.67 in the amount of $1,180.27.
																	EXCEPTION INFO: Lender's TIL reflects MI dropping off after120 months, however, the audited TIL indicates MI should drop off after 148 months.								Loan Review Complete
170063537	XXX	$XXX	MA	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,363.56 is underdisclosed from calculated Finance Charge of $207,399.35 in the amount of $35.79.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.								Loan Review Complete
170060205	XXX	$XXX	MN	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060206	XXX	$XXX	TX	5/XX/2004	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170059983	XXX	$XXX	FL	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,064.42 is underdisclosed from calculated Finance Charge of $245,861.39 in the amount of $796.97.
																	EXCEPTION INFO: TIL Itemization finance charge calculation did not include: $200 lender admin, $50 lender courier, $75 lender funding, $350 broker processing, $300 title settlement, $65 title courier fee. TIL Itemization finance charge calculation does include $250 lender document review fee (HUD1 reflects as document preparation, therefore not considered finance charge).								Loan Review Complete
170060225	XXX	$XXX	OK	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170060228	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060232	XXX	$XXX	FL	4/XX/2004	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060226	XXX	$XXX	OH	6/XX/2004	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060245	XXX	$XXX	FL	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170060253	XXX	$XXX	VT	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060248	XXX	$XXX	FL	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,962.84 is underdisclosed from calculated Finance Charge of $98,088.36 in the amount of $125.52.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to the missing Itemization of Amount Financed.								Loan Review Complete
170060322	XXX	$XXX	FL	7/XX/2004	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,853.68 is underdisclosed from calculated Finance Charge of $215,716.08 in the amount of $13,862.40.
																	EXCEPTION INFO: Per the closing instruction the Lender used an index of 1.550%. However, the lowest index available in the look back period is 1.83%.								Loan Review Complete
170060330	XXX	$XXX	FL	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060351	XXX	$XXX	NC	12/XX/2004	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,273.90 is underdisclosed from calculated Finance Charge of $157,431.79 in the amount of $4,157.89.
																	EXCEPTION INFO: Rate Lock Agreement indicate the Index used was 2.267%. The closest Index available in our look-back period is 2.63250%								Loan Review Complete
170059662	XXX	$XXX	IL	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.								Loan Review Complete
170059665	XXX	$XXX	CA	1/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059660	XXX	$XXX	NJ	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $231,662.72 is underdisclosed from calculated Finance Charge of $231,787.53 in the amount of $124.81.
																	EXCEPTION INFO: TIL itemization did not disclose an email / edoc fee of $50, courier fee for $60 and a wire fee for $15 as prepaid finance charge.								Loan Review Complete
170059666	XXX	$XXX	NY	1/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170059661	XXX	$XXX	FL	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059670	XXX	$XXX	TX	1/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,319.42 is underdisclosed from calculated Finance Charge of $86,406.23 in the amount of $86.81.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $3221.62 and final HUD reflects $3310.31								Loan Review Complete
170059701	XXX	$XXX	MS	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170059695	XXX	$XXX	FL	3/XX/2005	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059702	XXX	$XXX	NJ	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170059706	XXX	$XXX	OH	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170060860	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Cash-out - Other		Yes	Yes	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170060861	XXX	$XXX	NY	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.								Loan Review Complete
170060872	XXX	$XXX	PA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060874	XXX	$XXX	NJ	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170060871	XXX	$XXX	CA	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060886	XXX	$XXX	FL	5/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170060868	XXX	$XXX	FL	4/XX/2005	Primary	Purchase			No	No		1			1	[3] Closing / Title - Security Instrument Error: Invalid MERS Min Number									Loan Review Complete
170060867	XXX	$XXX	MD	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060876	XXX	$XXX	FL	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,907.49 is underdisclosed from calculated Finance Charge of $206,032.39 in the amount of $124.90.
																	EXCEPTION INFO: Unable to determine the under disclosure verified all fees per itemization of financed								Loan Review Complete
170060875	XXX	$XXX	VA	5/XX/2005	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060880	XXX	$XXX	FL	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060862	XXX	$XXX	MO	4/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.00800% is underdisclosed from calculated APR of 6.31883% outside of 0.125% tolerance.
EXCEPTION INFO: Closing instructions indicate the Index used was of 2.980%. The minimum Index available in our look-back period is 3.53000%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,084.53 is underdisclosed from calculated Finance Charge of $120,660.30 in the amount of $8,575.77.
																	EXCEPTION INFO: Closing instructions indicate the Index used was of 2.980%. The minimum Index available in our look-back period is 3.53000%.								Loan Review Complete
170060887	XXX	$XXX	FL	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060898	XXX	$XXX	FL	6/XX/2005	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060914	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060915	XXX	$XXX	CO	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170060916	XXX	$XXX	WA	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060919	XXX	$XXX	VA	7/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060921	XXX	$XXX	FL	7/XX/2005	Second Home	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170060922	XXX	$XXX	NJ	7/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170060927	XXX	$XXX	FL	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060930	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170060934	XXX	$XXX	CO	7/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060955	XXX	$XXX	WI	7/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170060957	XXX	$XXX	NY	8/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060959	XXX	$XXX	WV	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.								Loan Review Complete
170060929	XXX	$XXX	GA	7/XX/2005	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Payment Stream Variance: Final Truth In Lending Disclosure has incorrect payment stream.
																	EXCEPTION INFO: The Final TiL indicates a payment stream with an interest only period of 120 months. The Note only has an interest only period of 84 months.								Loan Review Complete
170060960	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	Yes	3	3	[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2005

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060956	XXX	$XXX	VA	7/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.47600% is underdisclosed from calculated APR of 8.41810% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,951.78 is underdisclosed from calculated Finance Charge of $161,323.34 in the amount of $27,371.56.
																	EXCEPTION INFO: Under disclsoure is due to the Final TIL not including the MI payments in the pay streams.								Loan Review Complete
170060965	XXX	$XXX	SC	7/XX/2005	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170060968	XXX	$XXX	MN	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060962	XXX	$XXX	IL	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Loan Review Complete
170060973	XXX	$XXX	FL	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060991	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060994	XXX	$XXX	IL	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170060993	XXX	$XXX	IL	9/XX/2005	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																	EXCEPTION INFO: The final TIL is signed. However, the borrower did not date the final TIL.								Loan Review Complete
170060987	XXX	$XXX	TN	8/XX/2005	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060998	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170060999	XXX	$XXX	AZ	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170061000	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061014	XXX	$XXX	VT	9/XX/2005	Second Home	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170061001	XXX	$XXX	PA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061015	XXX	$XXX	MA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170061016	XXX	$XXX	ME	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061022	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																	EXCEPTION INFO: TIL printed transaction date 07/XX/2005 with expiration reflecting 7/XX/2005. Signature date reflects 7/XX/2005.								Loan Review Complete
170061023	XXX	$XXX	AZ	10/XX/2005	Primary	Refinance Cash-out - Home Improvement			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061028	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170061045	XXX	$XXX	AZ	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061038	XXX	$XXX	IN	10/XX/2005	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061024	XXX	$XXX	CA	6/XX/2005	Primary	Purchase	No	No	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061048	XXX	$XXX	MA	11/XX/2005	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061051	XXX	$XXX	FL	11/XX/2005	Investment	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061050	XXX	$XXX	PA	11/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170061055	XXX	$XXX	DE	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2005 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170061057	XXX	$XXX	CT	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061074	XXX	$XXX	FL	11/XX/2005	Primary	Purchase	No	No	1	1	[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.

																[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061072	XXX	$XXX	AZ	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061058	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170061079	XXX	$XXX	NY	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 12/XX/2005								Loan Review Complete
170061112	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061100	XXX	$XXX	NJ	12/XX/2005	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061117	XXX	$XXX	TX	1/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170061080	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061114	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061624	XXX	$XXX	CT	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061630	XXX	$XXX	NV	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061631	XXX	$XXX	MA	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061087	XXX	$XXX	IL	11/XX/2005	Investment	Refinance Cash-out - Other		Yes	Yes	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061637	XXX	$XXX	FL	2/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061638	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061655	XXX	$XXX	RI	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061654	XXX	$XXX	MD	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.								Loan Review Complete
170061653	XXX	$XXX	PA	3/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061676	XXX	$XXX	CO	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061663	XXX	$XXX	CT	3/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061677	XXX	$XXX	MA	12/XX/2005	Investment	Refinance Cash-out - Other		No	No	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061667	XXX	$XXX	FL	3/XX/2006	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061682	XXX	$XXX	VT	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170061684	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170061685	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $368,417.09 is underdisclosed from calculated Finance Charge of $368,616.59 in the amount of $199.50.
																	EXCEPTION INFO: TIL Itemization did not disclosed wire fee $25, edoc fee $75 and courier fee $90 and as prepaid charges, however, final HUD reflects fees as such.								Loan Review Complete
170061686	XXX	$XXX	FL	2/XX/2006	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170061687	XXX	$XXX	NJ	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061688	XXX	$XXX	PA	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $498,137.62 is underdisclosed from calculated Finance Charge of $498,279.70 in the amount of $142.08.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170061692	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,298.35 is underdisclosed from calculated Finance Charge of $323,821.28 in the amount of $522.93.
																	EXCEPTION INFO: TIL itemization did not disclose a closing fee of $430, a courier fee of $85 and a wire fee of $30 as prepaid finance charge								Loan Review Complete
170061702	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061704	XXX	$XXX	OH	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,769.17 is underdisclosed from calculated Finance Charge of $110,877.03 in the amount of $107.86.
																	EXCEPTION INFO: TIL itemization did not disclose a Wire fee of $50.00 and a Courier/Messenger fee of $62.00 as prepaid finance charges.								Loan Review Complete
170061717	XXX	$XXX	CA	2/XX/2006	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170061719	XXX	$XXX	PA	3/XX/2006	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170061738	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061784	XXX	$XXX	FL	6/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170061805	XXX	$XXX	CT	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061822	XXX	$XXX	IL	6/XX/2006	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170061800	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170061807	XXX	$XXX	NJ	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170061765	XXX	$XXX	MI	6/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170061806	XXX	$XXX	AZ	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170061829	XXX	$XXX	DE	6/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170065402	XXX	$XXX	FL	7/XX/2006	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170065423	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $309,062.67 is underdisclosed from calculated Finance Charge of $309,437.70 in the amount of $375.03.
																	EXCEPTION INFO: TIL Itemization did not disclose the closing fee of $375 as prepaid finance charge.								Loan Review Complete
170065401	XXX	$XXX	MA	6/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061470	XXX	$XXX	IN	6/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061467	XXX	$XXX	GA	6/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061468	XXX	$XXX	MA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.								Loan Review Complete
170061471	XXX	$XXX	AZ	6/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061465	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061472	XXX	$XXX	NH	7/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061473	XXX	$XXX	NC	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,339.48 is underdisclosed from calculated Finance Charge of $305,436.13 in the amount of $96.65.
																	EXCEPTION INFO: Itemization of amount financed does not include the Courier $60 and Wire fee $20. or the $17 Assignment Recording fee.								Loan Review Complete
170061474	XXX	$XXX	IL	7/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $455,306.38 is underdisclosed from calculated Finance Charge of $455,709.07 in the amount of $402.69.
																	EXCEPTION INFO: Unable to determine the under disclosure verified all fees per itemization of financed								Loan Review Complete
170061476	XXX	$XXX	AZ	7/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061475	XXX	$XXX	MA	8/XX/2006	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061478	XXX	$XXX	GA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170061477	XXX	$XXX	NJ	6/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061479	XXX	$XXX	CO	8/XX/2006	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061511	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061509	XXX	$XXX	FL	8/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061565	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
																	EXCEPTION INFO: FInal TIL in file (doc 917) is dated for 10/XX/06. File appears to have closed on 10/XX/09 (doc 179, 638, & 08)								Loan Review Complete
170061566	XXX	$XXX	FL	9/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061567	XXX	$XXX	PA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061568	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.								Loan Review Complete
170061573	XXX	$XXX	NY	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061572	XXX	$XXX	CT	9/XX/2006	Investment	Purchase			No	No		1			1										Loan Review Complete
170061575	XXX	$XXX	KS	8/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170061598	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063178	XXX	$XXX	KY	10/XX/2006	Second Home	Purchase	No	Yes	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063216	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170063218	XXX	$XXX	NY	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063217	XXX	$XXX	NY	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.								Loan Review Complete
170063215	XXX	$XXX	LA	10/XX/2006	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170063221	XXX	$XXX	FL	10/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1										Loan Review Complete
170063223	XXX	$XXX	TX	10/XX/2006	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170063222	XXX	$XXX	CT	10/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,453.42 is underdisclosed from calculated Finance Charge of $204,553.89 in the amount of $100.47.
																	EXCEPTION INFO: Fees are under disclosed. Settlement Fee $100 listed on the HUD-1 is not disclosed on the Itemization.								Loan Review Complete
170063224	XXX	$XXX	NJ	10/XX/2006	Primary	Refinance Cash-out - Home Improvement			Yes	Yes		1			1										Loan Review Complete
170063235	XXX	$XXX	MI	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.								Loan Review Complete
170063234	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063233	XXX	$XXX	TX	12/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170065189	XXX	$XXX	OK	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170065203	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063256	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063243	XXX	$XXX	PA	12/XX/2006	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170065207	XXX	$XXX	AZ	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,105.53 is underdisclosed from calculated Finance Charge of $178,150.11 in the amount of $44.58.
																	EXCEPTION INFO: Itemized reflects $45 courier fee not disclosed on HUD								Loan Review Complete
170065208	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065209	XXX	$XXX	NY	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,595.16 is underdisclosed from calculated Finance Charge of $205,101.38 in the amount of $506.22.
																	EXCEPTION INFO: TIL Itemization did not disclose the Credit fee of $4.08,flood cert $2. and Attorney fee of $500.00 as prepaid finance charges.								Loan Review Complete
170065304	XXX	$XXX	LA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,621.32 is underdisclosed from calculated Finance Charge of $230,852.51 in the amount of $231.19.
																	EXCEPTION INFO: TIL itemization did not disclose the following fees as prepaid finance charges: Courier $4.11; Document Signing $225; & Life of Loan Flood Cert $2.00. Per HUD, these fees were paid outside of closing.								Loan Review Complete
170065264	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065302	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170065305	XXX	$XXX	MI	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170065306	XXX	$XXX	WI	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065307	XXX	$XXX	OR	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170065309	XXX	$XXX	PA	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170065308	XXX	$XXX	OR	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065345	XXX	$XXX	FL	3/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170065310	XXX	$XXX	CA	2/XX/2007	Primary	Purchase		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065358	XXX	$XXX	IN	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.								Loan Review Complete
170065362	XXX	$XXX	PA	3/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170065364	XXX	$XXX	MA	3/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $343,488.57 is underdisclosed from calculated Finance Charge of $345,016.27 in the amount of $1,527.70.
																	EXCEPTION INFO: The Lender's TIL reflects MI for the entire loan term, however, the audited TIL indicates MI should drop off after 120 months.								Loan Review Complete
170065361	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170061150	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170061149	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061151	XXX	$XXX	MD	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061152	XXX	$XXX	MI	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170061157	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.							Loan Review Complete
170061192	XXX	$XXX	MN	4/XX/2007	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061160	XXX	$XXX	GA	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170061193	XXX	$XXX	AL	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061158	XXX	$XXX	MI	4/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170061282	XXX	$XXX	MD	4/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061262	XXX	$XXX	MO	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061324	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.								Loan Review Complete
170061326	XXX	$XXX	IL	3/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170061328	XXX	$XXX	TX	4/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061325	XXX	$XXX	AL	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.69200% is underdisclosed from calculated APR of 7.29677% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,308.90 is underdisclosed from calculated Finance Charge of $228,310.22 in the amount of $28,001.32.
																	EXCEPTION INFO: It appears the lender used an index lower then 5.12% which is the lowest available in the lookback period.								Loan Review Complete
170061327	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061350	XXX	$XXX	CT	4/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061352	XXX	$XXX	LA	4/XX/2007	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061353	XXX	$XXX	AK	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,621.16 is underdisclosed from calculated Finance Charge of $137,887.62 in the amount of $266.46.
																	EXCEPTION INFO: Under disclosure is due to the itemization of amount financed did not include the recording service fee of $175 or the settlement charge of $550 as prepaid finance charges.								Loan Review Complete
170061355	XXX	$XXX	AL	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061356	XXX	$XXX	VA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170061362	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061354	XXX	$XXX	LA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,149.21 is underdisclosed from calculated Finance Charge of $152,472.85 in the amount of $323.64.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170061363	XXX	$XXX	LA	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061361	XXX	$XXX	MD	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061369	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170061364	XXX	$XXX	OK	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170061405	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061406	XXX	$XXX	PA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170061409	XXX	$XXX	UT	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170061404	XXX	$XXX	LA	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061410	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170059469	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059471	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.								Loan Review Complete
170059538	XXX	$XXX	IL	5/XX/2007	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059540	XXX	$XXX	IA	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059541	XXX	$XXX	AL	4/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059544	XXX	$XXX	TX	5/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059542	XXX	$XXX	TX	5/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059548	XXX	$XXX	CT	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059546	XXX	$XXX	TN	5/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059628	XXX	$XXX	UT	5/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170059592	XXX	$XXX	WA	6/XX/2007	Second Home	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059591	XXX	$XXX	HI	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $624,391.44 is underdisclosed from calculated Finance Charge of $643,564.53 in the amount of $19,173.09.
																	EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing TIL itemization of amount financed. Have used Lender index of 5.33%.								Loan Review Complete
170061416	XXX	$XXX	CO	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170061417	XXX	$XXX	OH	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061424	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170061428	XXX	$XXX	OR	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061444	XXX	$XXX	PA	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061447	XXX	$XXX	UT	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170061453	XXX	$XXX	AZ	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061450	XXX	$XXX	VT	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061448	XXX	$XXX	TX	5/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061454	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Other		Yes	Yes	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.								Loan Review Complete
170061455	XXX	$XXX	SC	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170061458	XXX	$XXX	NH	4/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170061457	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170061456	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061460	XXX	$XXX	MO	6/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170061461	XXX	$XXX	MI	5/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170063164	XXX	$XXX	TX	5/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065133	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170063602	XXX	$XXX	WV	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059286	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059214	XXX	$XXX	PA	4/XX/2007	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059288	XXX	$XXX	PA	7/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059226	XXX	$XXX	CO	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170059318	XXX	$XXX	MT	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059298	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059295	XXX	$XXX	WV	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059398	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170059376	XXX	$XXX	AL	6/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059722	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059725	XXX	$XXX	TX	6/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170059727	XXX	$XXX	LA	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059744	XXX	$XXX	NC	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170063301	XXX	$XXX	CA	4/XX/2007	Investment	Refinance Cash-out - Other		No	No	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170063383	XXX	$XXX	TX	8/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170063389	XXX	$XXX	AZ	7/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063398	XXX	$XXX	MI	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063403	XXX	$XXX	TX	6/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,252.77 is underdisclosed from calculated Finance Charge of $87,796.53 in the amount of $543.76.
																	EXCEPTION INFO: TIL Itemization did not disclose the origination fee of $1000 only escrow fee of $450 as prepaid finance charges								Loan Review Complete
170063405	XXX	$XXX	PA	7/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063406	XXX	$XXX	MD	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,225.51 is underdisclosed from calculated Finance Charge of $127,315.41 in the amount of $89.90.
																	EXCEPTION INFO: Unable to determine the under disclosure verified all fees per itemization of financed								Loan Review Complete
170063404	XXX	$XXX	GA	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170063407	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170063465	XXX	$XXX	TX	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063471	XXX	$XXX	TX	7/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063472	XXX	$XXX	IL	8/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063496	XXX	$XXX	AZ	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063520	XXX	$XXX	GA	8/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063523	XXX	$XXX	TX	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								Loan Review Complete
170062806	XXX	$XXX	FL	6/XX/2007	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170063518	XXX	$XXX	DC	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170064968	XXX	$XXX	IA	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170064973	XXX	$XXX	WI	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170064974	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062881	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170064980	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170064975	XXX	$XXX	WV	8/XX/2007	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170064989	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170064981	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170064972	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $611,545.00 is underdisclosed from calculated Finance Charge of $611,641.97 in the amount of $96.97.
																	EXCEPTION INFO: The TIL itemization did not disclose an assignment recording fee of $40, a flood cert fee of $12, and a recording service fee of $45 as prepaid finance charges.								Loan Review Complete
170064988	XXX	$XXX	TX	8/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064997	XXX	$XXX	CT	8/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170064993	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065003	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170065098	XXX	$XXX	NJ	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170058600	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170058661	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058622	XXX	$XXX	SC	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																	EXCEPTION INFO: Transaction date was actually on 10/XX/2007, but Right To Cancel was not provided or signed until 10/XX/2007. Doc 730.								Loan Review Complete
170058662	XXX	$XXX	NV	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170058665	XXX	$XXX	AR	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170058669	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058723	XXX	$XXX	NC	10/XX/2007	Second Home	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170058718	XXX	$XXX	AL	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058739	XXX	$XXX	OK	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058793	XXX	$XXX	TX	10/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058794	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058830	XXX	$XXX	MI	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170060570	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $437,497.30 is underdisclosed from calculated Finance Charge of $438,547.62 in the amount of $1,050.32.
																	EXCEPTION INFO: Unable to determine source of finance charge under disclosure as there is no Itemization of Amount Financed in file.								Loan Review Complete
170060575	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170062894	XXX	$XXX	WA	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170062898	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170062981	XXX	$XXX	FL	11/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062982	XXX	$XXX	MI	10/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,910.28 is underdisclosed from calculated Finance Charge of $81,160.39 in the amount of $250.11.
																	EXCEPTION INFO: TIL Itemization did not disclose wire fee of $25, recording service fee of $70, e-doc fee of $50 or the courier fees of $105 as prepaid finance charges.								Loan Review Complete
170063007	XXX	$XXX	VA	10/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Appraisal, exception cleared.							Loan Review Complete
170063033	XXX	$XXX	UT	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170063109	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058559	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060399	XXX	$XXX	LA	11/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060453	XXX	$XXX	CA	12/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete
170060474	XXX	$XXX	WV	12/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170060549	XXX	$XXX	NY	1/XX/2008	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060520	XXX	$XXX	NJ	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170060514	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.23700% is underdisclosed from calculated APR of 8.63020% outside of 0.125% tolerance.
EXCEPTION INFO: Lenders Final TIL represents 123 payments with a MI monthly payment of $52.50. Whereas the audited finance charge reflects 120 payments @ $217.88 per month and 3 payments with a monthly payment of $52.50.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $507,605.51 is underdisclosed from calculated Finance Charge of $526,696.64 in the amount of $19,091.13.
																	EXCEPTION INFO: Lenders Final TIL represents 123 payments with a MI monthly payment of $52.50. Whereas the audited finance charge reflects 120 payments @ $217.88 per month and 3 payments with a monthly payment of $52.50.								Loan Review Complete
170060519	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,863.05 is underdisclosed from calculated Finance Charge of $185,913.09 in the amount of $50.04.
																	EXCEPTION INFO: TIL Itemization did not disclose a Post Closing Fee of $50 as prepaid finance charge.								Loan Review Complete
170060552	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062238	XXX	$XXX	GA	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062242	XXX	$XXX	WA	1/XX/2008	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete
170062239	XXX	$XXX	FL	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170058885	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058919	XXX	$XXX	TX	2/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058920	XXX	$XXX	CA	2/XX/2008	Primary	Purchase	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058924	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170058923	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058927	XXX	$XXX	MI	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170058929	XXX	$XXX	PA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058931	XXX	$XXX	CA	2/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058930	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170058940	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
170058941	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170058942	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
170058943	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058945	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170058944	XXX	$XXX	NY	2/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.11500% is underdisclosed from calculated APR of 6.51871% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $312,884.36 is underdisclosed from calculated Finance Charge of $329,398.78 in the amount of $16,514.42.
																	EXCEPTION INFO: Under disclosure is due to Lenders final TIL reflects PMI dropping off after 26 payments however the audited TIL does not drop the monthly MI payment until after 26th payment.								Loan Review Complete
170058947	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170058946	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060774	XXX	$XXX	CA	2/XX/2008	Second Home	Refinance Cash-out - Debt Consolidation			No	No		1			1										Loan Review Complete
170060776	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
170060773	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170060775	XXX	$XXX	CA	2/XX/2008	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170060785	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170060784	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060786	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
170060788	XXX	$XXX	GA	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060789	XXX	$XXX	TN	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060792	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060791	XXX	$XXX	NC	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060790	XXX	$XXX	CA	2/XX/2008	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060793	XXX	$XXX	WA	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060794	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170060795	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060796	XXX	$XXX	AZ	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170060797	XXX	$XXX	HI	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060799	XXX	$XXX	IL	3/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060800	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170060801	XXX	$XXX	OR	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060809	XXX	$XXX	WA	3/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
170060810	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
170060812	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170060811	XXX	$XXX	NY	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060837	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060838	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060839	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170060840	XXX	$XXX	NJ	2/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170060668	XXX	$XXX	LA	3/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060843	XXX	$XXX	WA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170060848	XXX	$XXX	NJ	3/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
170060849	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060841	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060677	XXX	$XXX	CA	3/XX/2008	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060842	XXX	$XXX	HI	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
170060678	XXX	$XXX	NY	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060684	XXX	$XXX	IL	3/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2008	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060696	XXX	$XXX	NY	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.								Loan Review Complete
170060704	XXX	$XXX	MD	4/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Rider - PUD not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060705	XXX	$XXX	CA	4/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060687	XXX	$XXX	CA	3/XX/2008	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170060706	XXX	$XXX	TX	4/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060707	XXX	$XXX	CA	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170060708	XXX	$XXX	NY	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060709	XXX	$XXX	PA	4/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170060722	XXX	$XXX	CA	4/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.								Loan Review Complete
170060721	XXX	$XXX	CA	4/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060724	XXX	$XXX	NY	4/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2008									Loan Review Complete
170060723	XXX	$XXX	NY	4/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060725	XXX	$XXX	MD	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.								Loan Review Complete
170060743	XXX	$XXX	CA	5/XX/2008	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.								Loan Review Complete
170060744	XXX	$XXX	CA	4/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060745	XXX	$XXX	CA	5/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.						This file was co mingled with another borrower, at a different address: .XXX		Loan Review Complete
170060746	XXX	$XXX	WA	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170060755	XXX	$XXX	AL	5/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058256	XXX	$XXX	MS	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058260	XXX	$XXX	TX	6/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.								Loan Review Complete
170058258	XXX	$XXX	CA	6/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170058257	XXX	$XXX	MD	5/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.								Loan Review Complete
170058264	XXX	$XXX	OR	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.								Loan Review Complete
170058270	XXX	$XXX	NV	6/XX/2008	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.								Loan Review Complete
170058271	XXX	$XXX	CA	5/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.								Loan Review Complete
170058272	XXX	$XXX	NY	6/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,088.07 is underdisclosed from calculated Finance Charge of $240,232.28 in the amount of $144.21.
																	EXCEPTION INFO: Under disclosure is payment stream related due to TIL disclosing MI in the amount of $94.91 when the actual payment is $95.82, per the MI Cert.								Loan Review Complete
170058274	XXX	$XXX	NY	6/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.								Loan Review Complete
170058273	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170058275	XXX	$XXX	CA	12/XX/2006	Primary	Construction-Permanent	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.83100% is overdisclosed from calculated APR of 7.99596% outside of 0.125% tolerance.
EXCEPTION INFO: TIL Itemization did not disclose $502.00 Settlement Fee as a prepaid finance charge.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $585,557.00 is underdisclosed from calculated Finance Charge of $585,934.01 in the amount of $377.01.
																	EXCEPTION INFO: TIL Itemization did not disclose $502.00 Settlement Fee as a prepaid finance charge.								Loan Review Complete
170058276	XXX	$XXX	MA	5/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170058281	XXX	$XXX	HI	5/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058283	XXX	$XXX	FL	6/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170058285	XXX	$XXX	CA	6/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170058287	XXX	$XXX	CA	6/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.								Loan Review Complete
170058322	XXX	$XXX	CA	6/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.								Loan Review Complete
170058340	XXX	$XXX	VA	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058424	XXX	$XXX	KS	2/XX/2009	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058406	XXX	$XXX	CA	1/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009.								Loan Review Complete
170058425	XXX	$XXX	FL	10/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170058426	XXX	$XXX	DC	10/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058427	XXX	$XXX	GA	11/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170058428	XXX	$XXX	HI	2/XX/2009	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009.								Loan Review Complete
170058429	XXX	$XXX	NY	1/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170058440	XXX	$XXX	IN	6/XX/2009	Primary	Refinance Rate/Term			Yes	Yes		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2009									Loan Review Complete
170058447	XXX	$XXX	IL	4/XX/2009	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170065545	XXX	$XXX	SC	1/XX/2010	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170063929	XXX	$XXX	TX	3/XX/2010	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170063945	XXX	$XXX	CA	4/XX/2010	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170063953	XXX	$XXX	NJ	6/XX/2010	Investment	Refinance Rate/Term			No	Yes		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170063952	XXX	$XXX	IL	6/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170063963	XXX	$XXX	GA	8/XX/2010	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170062293	XXX	$XXX	TX	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064007	XXX	$XXX	IL	1/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,254.92 is underdisclosed from calculated Finance Charge of $265,113.93 in the amount of $1,859.01.
																	EXCEPTION INFO: Under disclosure appears Fee Related. There is a difference in Loan Discount fee, also there is a Tax service fee, processing fee, underwriting fee and subordination agreement on Itemization that was not on HUD-1.								Loan Review Complete
170062278	XXX	$XXX	GA	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013									Loan Review Complete
170062294	XXX	$XXX	TX	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $46,452.96 is underdisclosed from calculated Finance Charge of $46,889.96 in the amount of $437.00.
																	EXCEPTION INFO: TIL itemization did not disclose a closing fee of $425 as prepaid finance charge								Loan Review Complete
170064623	XXX	$XXX	SC	3/XX/2002	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170064629	XXX	$XXX	SC	4/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,938.03 is underdisclosed from calculated Finance Charge of $115,070.73 in the amount of $132.70.
EXCEPTION INFO: TIL Itemization did not disclose a MERS fee of $3.95, a Settlement fee of $300, and a Courier fee of $30 partially offset by an itemized Doc Prep fee of $125 and Redraw fee of $75 as prepaid finance charges.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170064630	XXX	$XXX	PA	4/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064631	XXX	$XXX	FL	4/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.								Loan Review Complete
170062435	XXX	$XXX	FL	4/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,996.60 is underdisclosed from calculated Finance Charge of $155,117.71 in the amount of $121.11.								Loan Review Complete
170064634	XXX	$XXX	TX	6/XX/2002	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2001.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064644	XXX	$XXX	TN	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2002, prior to three (3) business days from transaction date of 08/XX/2002.								Loan Review Complete
170064633	XXX	$XXX	OH	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.								Loan Review Complete
170064653	XXX	$XXX	PA	7/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,123.71 is underdisclosed from calculated Finance Charge of $208,512.48 in the amount of $388.77.
																	EXCEPTION INFO: Under disclosure due to Prepaid interest credit or $105.46, and itemization did not include $35 Closing protection letter fee, $200 Closing fee, and $48.50 Courier fee.								Loan Review Complete
170064649	XXX	$XXX	FL	7/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,610.62 is underdisclosed from calculated Finance Charge of $285,718.62 in the amount of $108.00.
																	EXCEPTION INFO: TIL Itemization did not disclose the closing fee of $95 or the courier fee of $38 and over disclosed doc prep fee of $25 as prepaid finance charges.								Loan Review Complete
170064658	XXX	$XXX	NC	10/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge of 5% exceeds the 4% maximum for the state of NC.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170064659	XXX	$XXX	AZ	10/XX/2002	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,539.11 is underdisclosed from calculated Finance Charge of $148,300.77 in the amount of $1,761.66.
																	EXCEPTION INFO: Finance charge under disclosure due to the final TIL indicates the MI drops off after 113 months, whereas the audited TIL indicates MI continues for 180 months.								Loan Review Complete
170064666	XXX	$XXX	NC	10/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.13500% is underdisclosed from calculated APR of 8.54508% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,311.49 is underdisclosed from calculated Finance Charge of $107,666.50 in the amount of $2,355.01.
																	EXCEPTION INFO: The Lender disclosed an APR of 8.135%; however, the actual APR is 8.54202% resulting in an underdisclosure of $2,338.01. The itemization of amount financed does ot include $1908 borrower paid broker fee.								Loan Review Complete
170064675	XXX	$XXX	PA	11/XX/2002	Primary	Purchase			No	No		1			1										Loan Review Complete
170064672	XXX	$XXX	WV	11/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $30,647.84 is underdisclosed from calculated Finance Charge of $30,722.76 in the amount of $74.92.
																	EXCEPTION INFO: Under disclosure is due to Itemization of amount financed only disclosing $100 instead of $175 found on HUD-1.								Loan Review Complete
170064676	XXX	$XXX	GA	6/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064678	XXX	$XXX	NJ	11/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064682	XXX	$XXX	NC	10/XX/2002	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064691	XXX	$XXX	IL	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064690	XXX	$XXX	OH	12/XX/2002	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,238.82 is underdisclosed from calculated Finance Charge of $112,673.94 in the amount of $435.12.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 120 months, however, the audited TIL indicates MI should drop off after 158 months.								Loan Review Complete
170064694	XXX	$XXX	IN	1/XX/2003	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064709	XXX	$XXX	SC	2/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170064713	XXX	$XXX	MS	1/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,313.58 is underdisclosed from calculated Finance Charge of $76,350.33 in the amount of $36.75.
EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170064719	XXX	$XXX	OK	3/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170064728	XXX	$XXX	RI	6/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061889	XXX	$XXX	SC	4/XX/2004	Second Home	Purchase			No	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170061890	XXX	$XXX	NC	3/XX/2004	Primary	Purchase			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170061891	XXX	$XXX	OH	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170061908	XXX	$XXX	MS	6/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
170061933	XXX	$XXX	FL	12/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,552.52 is underdisclosed from calculated Finance Charge of $109,200.56 in the amount of $648.04.
																	EXCEPTION INFO: The Lender's TIL reflects a declining MI renewal premium dropping off after 160 months, however, the MIC reflects a step-level MI premium resulting in the audited TIL MI premium dropping off after 161 months.								Loan Review Complete
170061999	XXX	$XXX	TX	11/XX/2005	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061915	XXX	$XXX	FL	7/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
170062045	XXX	$XXX	NJ	5/XX/2006	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170062022	XXX	$XXX	IL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170062001	XXX	$XXX	NC	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,851.38 is underdisclosed from calculated Finance Charge of $131,141.07 in the amount of $289.69.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170062014	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170062030	XXX	$XXX	NC	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170062061	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.								Loan Review Complete
170062066	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170062062	XXX	$XXX	FL	6/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062069	XXX	$XXX	VA	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $353,462.02 is underdisclosed from calculated Finance Charge of $353,712.33 in the amount of $250.31.
																	EXCEPTION INFO: TIL Itemization did not disclose the wire fee of $5 and the courier fee of $60 as prepaid finance charges.								Loan Review Complete
170062077	XXX	$XXX	NJ	7/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170062097	XXX	$XXX	FL	8/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170062096	XXX	$XXX	CT	6/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170062098	XXX	$XXX	IA	8/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170062078	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1			[1] Closing / Title - Missing Document: Note - Subject Lien not provided REVIEWER - CLEARED COMMENT (2019-04-26): Cleared- Note located on the NTC site							Loan Review Complete
170062099	XXX	$XXX	LA	6/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170062101	XXX	$XXX	NJ	8/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170062100	XXX	$XXX	NY	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062102	XXX	$XXX	IA	8/XX/2006	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062103	XXX	$XXX	NJ	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,987.60 is underdisclosed from calculated Finance Charge of $183,318.75 in the amount of $331.15.
																	EXCEPTION INFO: The Itemization of Amount Financed does not include the $325 Settlement fee, the $2 Life of Loan Flood Cert, or the $4.11 Courier Fee in the Prepaid Finance Charges.								Loan Review Complete
170062104	XXX	$XXX	VA	8/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062105	XXX	$XXX	AZ	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170062115	XXX	$XXX	CT	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170062118	XXX	$XXX	PA	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170062116	XXX	$XXX	TX	8/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170062124	XXX	$XXX	PA	10/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170062524	XXX	$XXX	CT	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170062529	XXX	$XXX	SC	10/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170062530	XXX	$XXX	AL	10/XX/2006	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062533	XXX	$XXX	NC	10/XX/2006	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062534	XXX	$XXX	GA	8/XX/2006	Primary	Purchase			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170062544	XXX	$XXX	SC	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,619.21 is underdisclosed from calculated Finance Charge of $129,119.21 in the amount of $500.00.
																	EXCEPTION INFO: TIL Itemization disclose the doc signing fee $350 and interest of 490.83 instead of $278.14 as prepaid finance charges								Loan Review Complete
170062543	XXX	$XXX	MD	11/XX/2006	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170062548	XXX	$XXX	MO	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170062553	XXX	$XXX	MA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170062554	XXX	$XXX	AZ	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062594	XXX	$XXX	CA	2/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,230.37 is underdisclosed from calculated Finance Charge of $251,418.07 in the amount of $187.70.
																	EXCEPTION INFO: TIL Itemization did not disclose the settlement fee of $187.50 as a prepaid finance charge.								Loan Review Complete
170062595	XXX	$XXX	MS	2/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062598	XXX	$XXX	CT	2/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170062555	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170062602	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,880.71 is underdisclosed from calculated Finance Charge of $221,940.98 in the amount of $60.27.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.								Loan Review Complete
170062613	XXX	$XXX	LA	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062649	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062647	XXX	$XXX	TX	5/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170062624	XXX	$XXX	FL	4/XX/2007	Investment	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170062650	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170062679	XXX	$XXX	IL	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170062651	XXX	$XXX	GA	5/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170062745	XXX	$XXX	IL	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062755	XXX	$XXX	GA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170062727	XXX	$XXX	MI	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170062736	XXX	$XXX	GA	3/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170062762	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170062738	XXX	$XXX	TX	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062763	XXX	$XXX	HI	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062760	XXX	$XXX	SC	9/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170062764	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062759	XXX	$XXX	WI	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062765	XXX	$XXX	RI	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170062761	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170062766	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Field Review / Valuation Report Date: 04/XX/2007	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062767	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170062780	XXX	$XXX	NY	10/XX/2007	Investment	Purchase			No	No		1			1										Loan Review Complete
170062769	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170062781	XXX	$XXX	CA	10/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062783	XXX	$XXX	KS	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,216.31 is underdisclosed from calculated Finance Charge of $94,350.22 in the amount of $133.91.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing TIL Itemization of amount financed.								Loan Review Complete
170062784	XXX	$XXX	NM	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170062785	XXX	$XXX	IA	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062786	XXX	$XXX	MS	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065565	XXX	$XXX	OH	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.								Loan Review Complete
170065571	XXX	$XXX	IN	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,102.85 is underdisclosed from calculated Finance Charge of $172,407.27 in the amount of $304.42.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.								Loan Review Complete
170065566	XXX	$XXX	OK	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,454.14 is underdisclosed from calculated Finance Charge of $174,498.02 in the amount of $43.88.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
170065569	XXX	$XXX	VA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065568	XXX	$XXX	OH	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $316,463.52 is underdisclosed from calculated Finance Charge of $316,509.09 in the amount of $45.57.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170065567	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170065573	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170065576	XXX	$XXX	AR	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,543.48 is underdisclosed from calculated Finance Charge of $132,690.10 in the amount of $146.62.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170065580	XXX	$XXX	VT	10/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065575	XXX	$XXX	AZ	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065581	XXX	$XXX	FL	10/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065574	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170065582	XXX	$XXX	OH	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,084.35 is underdisclosed from calculated Finance Charge of $101,155.76 in the amount of $71.41.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170065589	XXX	$XXX	NY	11/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170064170	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170064182	XXX	$XXX	HI	10/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065590	XXX	$XXX	GA	10/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064184	XXX	$XXX	GA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,134.89 is underdisclosed from calculated Finance Charge of $126,440.34 in the amount of $305.45.
																	EXCEPTION INFO: Unable to determine underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170065579	XXX	$XXX	TN	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064183	XXX	$XXX	NY	11/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064187	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.51670% is underdisclosed from calculated APR of 7.76174% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed.  Under disclosure is fee related.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $300,206.96 is underdisclosed from calculated Finance Charge of $304,855.53 in the amount of $4,648.57.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed. Under disclosure is fee related.								Loan Review Complete
170064185	XXX	$XXX	MS	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,800.12 is underdisclosed from calculated Finance Charge of $250,004.79 in the amount of $204.67.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 127 months, however, the audited TIL indicates MI should drop off after 129 months.								Loan Review Complete
170064186	XXX	$XXX	OH	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,881.15 is underdisclosed from calculated Finance Charge of $109,928.24 in the amount of $47.09.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170064188	XXX	$XXX	MD	11/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170064190	XXX	$XXX	LA	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,940.85 is underdisclosed from calculated Finance Charge of $252,446.56 in the amount of $505.71.								Loan Review Complete
170064191	XXX	$XXX	TN	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064189	XXX	$XXX	OK	11/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064193	XXX	$XXX	TX	10/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064192	XXX	$XXX	GA	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064198	XXX	$XXX	NE	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064195	XXX	$XXX	MD	11/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided		[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.							Loan Review Complete
170064200	XXX	$XXX	DC	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170064204	XXX	$XXX	NY	11/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.							Loan Review Complete
170064225	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170064199	XXX	$XXX	MI	11/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064206	XXX	$XXX	GA	12/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064238	XXX	$XXX	GA	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064226	XXX	$XXX	VA	12/XX/2007	Primary	Purchase	No	No	No	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided REVIEWER - GENERAL COMMENT (2019-04-04): Unable to clear exception with documentation that was provided. Addendum not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064250	XXX	$XXX	WY	1/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170064242	XXX	$XXX	AL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064240	XXX	$XXX	AL	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170064244	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170064239	XXX	$XXX	NY	12/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170064227	XXX	$XXX	PA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,284.35 is underdisclosed from calculated Finance Charge of $94,465.35 in the amount of $181.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064251	XXX	$XXX	GA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170064243	XXX	$XXX	AR	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064266	XXX	$XXX	AZ	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064276	XXX	$XXX	IL	7/XX/2007	Primary	Refinance Cash-out - Other		Yes	Yes	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064277	XXX	$XXX	PA	11/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064281	XXX	$XXX	NJ	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170061209	XXX	$XXX	FL	4/XX/2007	Second Home	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061207	XXX	$XXX	AR	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	[1] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1, exception cleared							Loan Review Complete
170061210	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061208	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061211	XXX	$XXX	GA	4/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061233	XXX	$XXX	MI	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.								Loan Review Complete
170061234	XXX	$XXX	TX	6/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,104.46 is underdisclosed from calculated Finance Charge of $69,159.52 in the amount of $55.06.
																	EXCEPTION INFO: Unable to determine under-disclosure due to missing itemized								Loan Review Complete
170061236	XXX	$XXX	MD	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061235	XXX	$XXX	MN	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Loan Review Complete
170061237	XXX	$XXX	MO	1/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170061241	XXX	$XXX	NC	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,270.47 is underdisclosed from calculated Finance Charge of $138,810.38 in the amount of $539.91.
																	EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $495 and a courier fee of $30 as prepaid finance charge								Loan Review Complete
170061238	XXX	$XXX	PA	9/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061240	XXX	$XXX	NY	8/XX/2005	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170061239	XXX	$XXX	OH	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061242	XXX	$XXX	VA	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,097.88 is underdisclosed from calculated Finance Charge of $161,749.21 in the amount of $651.33.
																	EXCEPTION INFO: The under disclosure is due to the lender not including the attorney fees ($700.00) in the finance charge calculations.								Loan Review Complete
170061243	XXX	$XXX	CA	4/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
170061244	XXX	$XXX	FL	5/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
170061250	XXX	$XXX	OH	6/XX/2004	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170061245	XXX	$XXX	MA	10/XX/2004	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170061249	XXX	$XXX	NJ	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170061247	XXX	$XXX	VA	10/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170061251	XXX	$XXX	MO	9/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170061252	XXX	$XXX	NJ	8/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170061248	XXX	$XXX	MA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.								Loan Review Complete
170061246	XXX	$XXX	TX	9/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061254	XXX	$XXX	VA	7/XX/2004	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170061253	XXX	$XXX	CT	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.								Loan Review Complete
170061255	XXX	$XXX	PA	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170061256	XXX	$XXX	IL	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
170061259	XXX	$XXX	DE	4/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170061257	XXX	$XXX	TN	5/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.								Loan Review Complete
170061260	XXX	$XXX	AZ	4/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170061263	XXX	$XXX	NY	4/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061261	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061268	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061265	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061269	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170061270	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061271	XXX	$XXX	OH	2/XX/2007	Investment	Refinance Cash-out - Other			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061272	XXX	$XXX	WI	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061273	XXX	$XXX	FL	4/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061274	XXX	$XXX	CA	3/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061275	XXX	$XXX	TX	12/XX/2006	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,890.45 is underdisclosed from calculated Finance Charge of $93,202.52 in the amount of $312.07.
																	EXCEPTION INFO: TIL itemization disclosed a Settlement fee of $150, HUD shows fee of $350, itemization did not disclose assignment recording fee of $18.68 or recording service fee of $60 as prepaid finance charges.								Loan Review Complete
170061276	XXX	$XXX	GA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170061277	XXX	$XXX	MD	2/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061278	XXX	$XXX	MN	2/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061279	XXX	$XXX	AL	2/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061285	XXX	$XXX	CO	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170061286	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170061287	XXX	$XXX	PA	3/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061288	XXX	$XXX	TN	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061289	XXX	$XXX	WA	3/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061293	XXX	$XXX	IL	3/XX/2007	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.37500% is underdisclosed from calculated APR of 7.57177% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,345.70 is underdisclosed from calculated Finance Charge of $251,549.76 in the amount of $4,204.06.
EXCEPTION INFO: Itemization of amount financed reflects a seller credit of $$4,405.29 unable to be used due to missing credit itemization.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170061290	XXX	$XXX	NC	3/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061292	XXX	$XXX	TN	3/XX/2007	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170061295	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061294	XXX	$XXX	GA	3/XX/2007	Primary	Purchase	Yes	Yes	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170061291	XXX	$XXX	GA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061296	XXX	$XXX	MO	3/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061298	XXX	$XXX	IL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170061297	XXX	$XXX	SC	12/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170061299	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061300	XXX	$XXX	NH	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170061301	XXX	$XXX	TN	1/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170061304	XXX	$XXX	MA	3/XX/2007	Investment	Purchase	No	Yes	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061302	XXX	$XXX	ME	3/XX/2007	Investment	Refinance Cash-out - Other	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061303	XXX	$XXX	MI	3/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061306	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170061305	XXX	$XXX	MA	4/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061307	XXX	$XXX	AZ	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061308	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061310	XXX	$XXX	GA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061309	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170061311	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $279,182.74 is underdisclosed from calculated Finance Charge of $279,232.82 in the amount of $50.08.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $50 as a prepaid finance charge.								Loan Review Complete
170061313	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061312	XXX	$XXX	VA	3/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061314	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061315	XXX	$XXX	UT	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170061318	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,852.15 is underdisclosed from calculated Finance Charge of $179,983.62 in the amount of $131.47.
																	EXCEPTION INFO: TIL Itemization only disclosed interim interest charges in the amount of $165.41 and final HUD reflects $378.08.								Loan Review Complete
170061317	XXX	$XXX	CO	3/XX/2007	Investment	Refinance Cash-out - Home Improvement	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061316	XXX	$XXX	PA	4/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061319	XXX	$XXX	TX	3/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061322	XXX	$XXX	CA	3/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061320	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061370	XXX	$XXX	NC	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061332	XXX	$XXX	MA	12/XX/2006	Investment	Purchase			No	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061371	XXX	$XXX	MD	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170061372	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170061373	XXX	$XXX	FL	4/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061374	XXX	$XXX	AZ	3/XX/2007	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170061375	XXX	$XXX	ID	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061407	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,098.36 is underdisclosed from calculated Finance Charge of $247,143.55 in the amount of $45.19.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $45 as prepaid finance charge.								Loan Review Complete
170061412	XXX	$XXX	CA	5/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059470	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059473	XXX	$XXX	PA	4/XX/2007	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170059475	XXX	$XXX	ID	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Float Disclosure not provided to borrower within three (3) business days of application.								Loan Review Complete
170059476	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059477	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059479	XXX	$XXX	FL	3/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059480	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170059482	XXX	$XXX	WA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059483	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170059478	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Home Improvement			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170059481	XXX	$XXX	VA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059485	XXX	$XXX	RI	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170059486	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170059484	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059487	XXX	$XXX	HI	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170059488	XXX	$XXX	MD	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170059495	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059493	XXX	$XXX	IL	4/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059492	XXX	$XXX	MD	4/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059489	XXX	$XXX	TX	4/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059494	XXX	$XXX	DC	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170059496	XXX	$XXX	OH	4/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $301,815.98 is underdisclosed from calculated Finance Charge of $301,851.18 in the amount of $35.20.
																	EXCEPTION INFO: TIL itemization did not disclose the $20 title courier fee as a prepaid finance charge.								Loan Review Complete
170059497	XXX	$XXX	NM	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,747.53 is underdisclosed from calculated Finance Charge of $209,787.38 in the amount of $39.85.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $40 as prepaid finance charge.								Loan Review Complete
170059498	XXX	$XXX	MN	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059499	XXX	$XXX	MA	5/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170059500	XXX	$XXX	FL	5/XX/2007	Second Home	Refinance Cash-out - Other	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	EXCEPTION INFO: ABA signed earlier than 3 days before close.								Loan Review Complete
170059501	XXX	$XXX	IN	5/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,165.58 is underdisclosed from calculated Finance Charge of $179,136.35 in the amount of $1,970.77.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $560.67 and final HUD reflects $2522.62								Loan Review Complete
170059502	XXX	$XXX	NY	4/XX/2007	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,383.77 is underdisclosed from calculated Finance Charge of $128,840.98 in the amount of $457.21.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 153 months, however, the audited TIL indicates MI should drop off after 149 months.								Loan Review Complete
170059506	XXX	$XXX	CA	4/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2007

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170059503	XXX	$XXX	NJ	4/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170059507	XXX	$XXX	NY	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170059513	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059515	XXX	$XXX	MD	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
EXCEPTION INFO: Affiliated Business Arrangement disclosure is not signed or dated by the Borrowers.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059516	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059517	XXX	$XXX	GA	5/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $347,196.01 is underdisclosed from calculated Finance Charge of $351,284.79 in the amount of $4,088.78.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $967.50 and the final HUD reflects $5,053.45.								Loan Review Complete
170059514	XXX	$XXX	MD	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059518	XXX	$XXX	VA	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059519	XXX	$XXX	MD	4/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059522	XXX	$XXX	MA	4/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	EXCEPTION INFO: ABA were signed/dated 04/XX/2007								Loan Review Complete
170059523	XXX	$XXX	MA	5/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 3% maximum per state (MA).

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $661,219.54 is underdisclosed from calculated Finance Charge of $667,056.20 in the amount of $5,836.66.
																	EXCEPTION INFO: TIL Itemization did not disclose the broker fee of $3,500, the prepaid interest fee of $1,074.30 or the commitment fee of $525 as prepaid finance charges.								Loan Review Complete
170059524	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059525	XXX	$XXX	MD	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059526	XXX	$XXX	IL	4/XX/2007	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170059528	XXX	$XXX	TX	5/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059527	XXX	$XXX	TN	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,979.31 is underdisclosed from calculated Finance Charge of $117,046.68 in the amount of $67.37.
																	EXCEPTION INFO: TIL itemization finance charge does not include the following fees reflected on the HUD: $8.50 flood cert, $25 title service charges, $69 tax service, $45 title courier fee, $32 title wire fee; TIL Itemization does include the following fees not reflected on the HUD: $10 Notary, $102 Attorney fee.								Loan Review Complete
170059529	XXX	$XXX	TX	4/XX/2007	Primary	Purchase			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170059531	XXX	$XXX	MI	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059530	XXX	$XXX	PA	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170059533	XXX	$XXX	MI	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059534	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059532	XXX	$XXX	IL	4/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170059535	XXX	$XXX	NY	5/XX/2007	Primary	Purchase			No	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.								Loan Review Complete
170059536	XXX	$XXX	OH	5/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059537	XXX	$XXX	NY	3/XX/2007	Primary	Purchase			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.								Loan Review Complete
170059539	XXX	$XXX	MA	5/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059551	XXX	$XXX	MI	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059549	XXX	$XXX	SC	5/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
																	dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170059552	XXX	$XXX	TX	4/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059553	XXX	$XXX	MO	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059555	XXX	$XXX	CO	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059554	XXX	$XXX	NC	4/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,620.47 is underdisclosed from calculated Finance Charge of $190,720.75 in the amount of $100.28.
																	EXCEPTION INFO: TIL itemization did not disclose the $22.66 attorney fee, $8.50 flood cert fee, or the $69 tax service fee as prepaid finance charges.								Loan Review Complete
170059556	XXX	$XXX	LA	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059557	XXX	$XXX	MI	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059559	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059558	XXX	$XXX	WI	4/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059560	XXX	$XXX	OH	5/XX/2007	Primary	Purchase	No	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.96300% is underdisclosed from calculated APR of 8.38529% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,901.01 is underdisclosed from calculated Finance Charge of $97,210.55 in the amount of $2,309.54.
																	EXCEPTION INFO: TIL Itemization did not disclose a Broker fee of $995, a CPL fee of $35, a Commitment fee of $525, a Courier fee of $7.50, a Flood Certification fee of $18, a MERS fee of $4.95, a Processing fee of $495, a Settlement fee of $50, a Tax Service fee of $79 and a Wire fee of $75 as prepaid finance charges.								Loan Review Complete
170059563	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059562	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059564	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2007

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170059561	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $371,263.16 is underdisclosed from calculated Finance Charge of $371,379.47 in the amount of $116.31.
																	EXCEPTION INFO: Itemization did not disclose $8.50 flood cert fee, $69 tax service fee or $38.50 assignment of mortgage fee.								Loan Review Complete
170059565	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059566	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059567	XXX	$XXX	CA	4/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059570	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059568	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170059569	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059571	XXX	$XXX	AZ	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170059572	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059573	XXX	$XXX	NC	5/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059574	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059575	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059576	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059577	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $613,649.20 is underdisclosed from calculated Finance Charge of $613,899.05 in the amount of $249.85.
EXCEPTION INFO: TIL itemization did not disclose the $250 settlement fee as a prepaid finance charge.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170059578	XXX	$XXX	WA	4/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059579	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170059582	XXX	$XXX	NY	4/XX/2007	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge of 5% exceeds max of 2% per State (NY)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $326,800.96 is underdisclosed from calculated Finance Charge of $327,048.93 in the amount of $247.97.
																	EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed								Loan Review Complete
170059583	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059585	XXX	$XXX	TX	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059584	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,822.04 is underdisclosed from calculated Finance Charge of $213,892.06 in the amount of $70.02.
																	EXCEPTION INFO: TIL Itemization does not reflect courier fee of $35 or wire fee of $35 as prepaid finance charges.								Loan Review Complete
170059599	XXX	$XXX	HI	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059629	XXX	$XXX	VA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170059589	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170059600	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
170059586	XXX	$XXX	TN	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059632	XXX	$XXX	CT	2/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170059631	XXX	$XXX	NC	5/XX/2007	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059630	XXX	$XXX	KS	4/XX/2007	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170059634	XXX	$XXX	AZ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,463.81 is underdisclosed from calculated Finance Charge of $260,693.29 in the amount of $229.48.
																	EXCEPTION INFO: TIL itemization did not disclose the additional $235.62 prepaid interest fee as a prepaid finance charge.								Loan Review Complete
170059636	XXX	$XXX	WA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170059633	XXX	$XXX	OH	4/XX/2007	Investment	Refinance Cash-out - Other	No	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059637	XXX	$XXX	CO	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.57100% is underdisclosed from calculated APR of 8.84213% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,273.14 is underdisclosed from calculated Finance Charge of $215,591.69 in the amount of $4,318.55.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization								Loan Review Complete
170059635	XXX	$XXX	NH	4/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059638	XXX	$XXX	IN	2/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059640	XXX	$XXX	CO	2/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059639	XXX	$XXX	IN	2/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170059641	XXX	$XXX	TX	3/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059642	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059643	XXX	$XXX	CA	3/XX/2007	Investment	Refinance Cash-out - Other	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059644	XXX	$XXX	AK	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059645	XXX	$XXX	TX	4/XX/2007	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059647	XXX	$XXX	MD	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059646	XXX	$XXX	TN	3/XX/2007	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170059648	XXX	$XXX	NY	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059649	XXX	$XXX	MD	2/XX/2007	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170061414	XXX	$XXX	MO	5/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061413	XXX	$XXX	CA	5/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061419	XXX	$XXX	CT	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061420	XXX	$XXX	MA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061421	XXX	$XXX	NC	5/XX/2007	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170061438	XXX	$XXX	ME	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061422	XXX	$XXX	TX	5/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061423	XXX	$XXX	MD	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065131	XXX	$XXX	PA	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.								Loan Review Complete
170063167	XXX	$XXX	NJ	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170061440	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170063574	XXX	$XXX	IL	5/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063166	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 2% maximum per state of New York.								Loan Review Complete
170063576	XXX	$XXX	MD	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $580,451.75 is underdisclosed from calculated Finance Charge of $580,554.64 in the amount of $102.89.
EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170063575	XXX	$XXX	MO	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063571	XXX	$XXX	TX	5/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063578	XXX	$XXX	TX	6/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063579	XXX	$XXX	WA	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $346,077.59 is underdisclosed from calculated Finance Charge of $351,034.04 in the amount of $4,956.45.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $917.12 and final HUD reflects $5,713.25.								Loan Review Complete
170063577	XXX	$XXX	NY	6/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170063580	XXX	$XXX	TX	6/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,387.14 is underdisclosed from calculated Finance Charge of $165,805.51 in the amount of $418.37.
																	EXCEPTION INFO: TIL Itemization did not disclose an escrow fee of $290 or a notice of settlement fee of $22 as prepaid finance charges.								Loan Review Complete
170063581	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170063583	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170063585	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063582	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063584	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170063587	XXX	$XXX	AR	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063586	XXX	$XXX	AL	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,125.04 is underdisclosed from calculated Finance Charge of $189,267.16 in the amount of $142.12.
																	EXCEPTION INFO: TIL Itemization only disclosed a settlement fee in the amount of $82.86 and final HUD reflects $225.00.								Loan Review Complete
170063588	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170063589	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,683.43 is underdisclosed from calculated Finance Charge of $214,762.54 in the amount of $79.11.
																	EXCEPTION INFO: The TIL itemization disclosed a credit for prepaid interest of -79.07 which is not reflected on the hud as a prepaid charge.								Loan Review Complete
170063591	XXX	$XXX	UT	5/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063590	XXX	$XXX	NV	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170063592	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063594	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063595	XXX	$XXX	RI	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $421,752.75 is underdisclosed from calculated Finance Charge of $422,515.24 in the amount of $762.49.
																	EXCEPTION INFO: TIL itemization did not disclose an escrow wavier fee of $787.50 as prepaid finance charge								Loan Review Complete
170063593	XXX	$XXX	OH	5/XX/2007	Primary	Purchase	No	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing								Loan Review Complete
170063597	XXX	$XXX	PA	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.95670% is underdisclosed from calculated APR of 7.31630% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,492.51 is underdisclosed from calculated Finance Charge of $147,194.22 in the amount of $3,701.71.
																	EXCEPTION INFO: TIL Itemization did not disclose the processing fee of $300, the broker fee of $2675, the closing protection letter of $35, the commitment fee of $525 and the flood fee of $7.50 as prepaid finance charges.								Loan Review Complete
170063596	XXX	$XXX	PA	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170063598	XXX	$XXX	NY	6/XX/2007	Investment	Purchase			No	No		1			1										Loan Review Complete
170063599	XXX	$XXX	MD	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063603	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063604	XXX	$XXX	CT	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170063605	XXX	$XXX	DC	5/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063606	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063610	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063608	XXX	$XXX	NY	6/XX/2007	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170063607	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.								Loan Review Complete
170063613	XXX	$XXX	WA	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,293.23 is underdisclosed from calculated Finance Charge of $228,565.46 in the amount of $272.23.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $6631.12 and final
																	HUD reflects $6900.57								Loan Review Complete
170063609	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170063618	XXX	$XXX	WI	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170063619	XXX	$XXX	OK	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,142.54 is underdisclosed from calculated Finance Charge of $105,262.19 in the amount of $119.65.
																	EXCEPTION INFO: Underdisclosure is due to $8.50 Flood Cert Fee, $5.00 Recording Service Fee and $69.00 Tax Service fee charged on HUD but not included in prepaid finance charges on Itemization of Amount Financed along with a -$37.15 payment variance.								Loan Review Complete
170063617	XXX	$XXX	WA	6/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063616	XXX	$XXX	PA	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170063620	XXX	$XXX	TX	6/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063621	XXX	$XXX	CT	5/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063622	XXX	$XXX	OK	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063623	XXX	$XXX	LA	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063625	XXX	$XXX	TX	5/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063624	XXX	$XXX	MI	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063626	XXX	$XXX	IN	5/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063627	XXX	$XXX	PA	6/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063629	XXX	$XXX	GA	6/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063628	XXX	$XXX	OH	5/XX/2007	Primary	Purchase			No	Yes		2			2		[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.								Loan Review Complete
170059196	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063630	XXX	$XXX	TX	6/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059197	XXX	$XXX	MD	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059199	XXX	$XXX	NV	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170059204	XXX	$XXX	MI	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059202	XXX	$XXX	CO	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $473,928.46 is underdisclosed from calculated Finance Charge of $474,416.68 in the amount of $488.22.
																	EXCEPTION INFO: Lender final TIL has PMI dropping off after 118 months and the audited TIL reflects 120 months								Loan Review Complete
170059205	XXX	$XXX	IN	6/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170059203	XXX	$XXX	IA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170059206	XXX	$XXX	PA	6/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059207	XXX	$XXX	GA	6/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059208	XXX	$XXX	SC	6/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170059212	XXX	$XXX	MO	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059209	XXX	$XXX	NJ	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170059216	XXX	$XXX	WA	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170059211	XXX	$XXX	AZ	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,399.83 is underdisclosed from calculated Finance Charge of $145,884.13 in the amount of $484.30.
																	EXCEPTION INFO: TIL itemization did not disclose a funding fee of $385 and prepaid interest difference is $19.42 less and a courier fee of $60 as a prepaid finance charge.								Loan Review Complete
170059215	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059210	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059221	XXX	$XXX	SC	5/XX/2007	Second Home	Purchase			No	Yes		1			1										Loan Review Complete
170059220	XXX	$XXX	NY	5/XX/2007	Primary	Purchase	No	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $483,644.62 is underdisclosed from calculated Finance Charge of $487,480.22 in the amount of $3,835.60.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 114 months, however, the audited TIL indicates MI should drop off after 155 months.								Loan Review Complete
170059219	XXX	$XXX	NV	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059218	XXX	$XXX	OK	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,011.48 is underdisclosed from calculated Finance Charge of $257,219.14 in the amount of $207.66.
																	EXCEPTION INFO: TIL itemization did not disclose a flood cert fee of $8.50, a tax service fee of $69, a post closing abstract fee of $125 or a service charge fee of $5 as prepaid finance charges								Loan Review Complete
170059217	XXX	$XXX	NY	6/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170059222	XXX	$XXX	MA	6/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.								Loan Review Complete
170059223	XXX	$XXX	AL	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059224	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170059228	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.								Loan Review Complete
170059225	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.								Loan Review Complete
170059229	XXX	$XXX	CA	7/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059230	XXX	$XXX	TX	5/XX/2007	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059231	XXX	$XXX	PA	12/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,239.06 is underdisclosed from calculated Finance Charge of $100,348.42 in the amount of $109.36.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $3172.26 and final
																	HUD reflects $3282.26								Loan Review Complete
170059232	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170059234	XXX	$XXX	RI	4/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170059233	XXX	$XXX	WA	4/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170059235	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059236	XXX	$XXX	PA	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059237	XXX	$XXX	TX	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2007	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059239	XXX	$XXX	IL	7/XX/2007	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059241	XXX	$XXX	IL	5/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL in file appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $597,856.29 is underdisclosed from calculated Finance Charge of $598,809.85 in the amount of $953.56.
EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 241 months, however, the audited TIL indicates MI should drop off after 279 months.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170059240	XXX	$XXX	FL	7/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059244	XXX	$XXX	NY	6/XX/2007	Primary	Purchase			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.								Loan Review Complete
170059242	XXX	$XXX	NY	7/XX/2007	Primary	Purchase	No	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%.								Loan Review Complete
170059246	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170059243	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 2% maximum for NY.								Loan Review Complete
170059247	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeded the maximum 2% per state New York.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059299	XXX	$XXX	TX	5/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059248	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059300	XXX	$XXX	TX	5/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059301	XXX	$XXX	LA	4/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059303	XXX	$XXX	OR	6/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059305	XXX	$XXX	OH	6/XX/2007	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059304	XXX	$XXX	TX	5/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.								Loan Review Complete
170059302	XXX	$XXX	PA	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059306	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059307	XXX	$XXX	CA	5/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170059309	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059308	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059310	XXX	$XXX	CA	6/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059311	XXX	$XXX	AZ	6/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059315	XXX	$XXX	NY	7/XX/2007	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is  2% - note states  5%.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,861.64 is underdisclosed from calculated Finance Charge of $192,616.62 in the amount of $754.98.
																	EXCEPTION INFO: TIL itemization disclosed that an attorney fee of $750 and a MERS fee of $4.95 was paid by others on behalf of the borrower but the final HUD reflects these charges were paid by the borrower.								Loan Review Complete
170059316	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,845.68 is underdisclosed from calculated Finance Charge of $262,962.97 in the amount of $117.29.
																	EXCEPTION INFO: Itemization of amount financed did not include the additional courier fees paid to the title company for $75 in prepaid finance charge calculation.								Loan Review Complete
170059317	XXX	$XXX	MA	6/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059323	XXX	$XXX	NJ	6/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170059322	XXX	$XXX	NJ	6/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059324	XXX	$XXX	AZ	7/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059326	XXX	$XXX	MI	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170059325	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170059327	XXX	$XXX	IL	7/XX/2007	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059333	XXX	$XXX	AZ	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059334	XXX	$XXX	SC	4/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059335	XXX	$XXX	TN	3/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170059336	XXX	$XXX	TX	5/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059337	XXX	$XXX	NC	6/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170059338	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059339	XXX	$XXX	IL	6/XX/2007	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170059350	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170059351	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059352	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059348	XXX	$XXX	IL	2/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059340	XXX	$XXX	WA	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170059353	XXX	$XXX	FL	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059354	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Home Improvement			Yes	No		1			1										Loan Review Complete
170059356	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059355	XXX	$XXX	FL	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059360	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,207.99 is underdisclosed from calculated Finance Charge of $147,595.74 in the amount of $387.75.
																	EXCEPTION INFO: TIL Itemization did not disclose the PMI Reserve as a prepaid finance charge.								Loan Review Complete
170059361	XXX	$XXX	NJ	6/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059362	XXX	$XXX	TX	6/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059381	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,978.95 is underdisclosed from calculated Finance Charge of $91,079.01 in the amount of $100.06.
																	EXCEPTION INFO: TIL itemization did not disclose a title fee of $50 or a wire fee of $50 as a prepaid finance charge.								Loan Review Complete
170059368	XXX	$XXX	CA	7/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059382	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059383	XXX	$XXX	MI	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059384	XXX	$XXX	OH	7/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
170059385	XXX	$XXX	MI	7/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170059386	XXX	$XXX	MI	7/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059387	XXX	$XXX	FL	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059388	XXX	$XXX	OR	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,075.66 is underdisclosed from calculated Finance Charge of $238,109.01 in the amount of $3,033.35.
																	EXCEPTION INFO: TIL itemization only disclosed the prepaid interest of $551.78 which resulted in the under disclosure of $3,033.32.								Loan Review Complete
170059389	XXX	$XXX	NV	6/XX/2007	Second Home	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059391	XXX	$XXX	NC	6/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059390	XXX	$XXX	NV	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059394	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: The late charge percent of 5% exceeds the state maximum late charge of 2%.(NY)

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.								Loan Review Complete
170059393	XXX	$XXX	AZ	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059395	XXX	$XXX	NY	7/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge of 5% exceeds max of 2% per State (NY)

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059392	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059399	XXX	$XXX	MD	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170059401	XXX	$XXX	NY	6/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059402	XXX	$XXX	IA	6/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059404	XXX	$XXX	IN	7/XX/2007	Primary	Purchase			Yes	Yes		1			1	[3] Closing / Title - Missing Document: Security Instrument not provided									Loan Review Complete
170059403	XXX	$XXX	IL	7/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059708	XXX	$XXX	LA	6/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059709	XXX	$XXX	TN	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059710	XXX	$XXX	MI	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170059712	XXX	$XXX	IL	6/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170059711	XXX	$XXX	FL	7/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059713	XXX	$XXX	TN	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059714	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170059716	XXX	$XXX	TX	6/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059715	XXX	$XXX	AL	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059717	XXX	$XXX	CO	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059719	XXX	$XXX	MI	7/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059718	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059723	XXX	$XXX	MD	10/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170059735	XXX	$XXX	NC	7/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059734	XXX	$XXX	OK	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170059736	XXX	$XXX	CA	6/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
																	EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.								Loan Review Complete
170059743	XXX	$XXX	IL	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170059740	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,383.96 is underdisclosed from calculated Finance Charge of $265,468.89 in the amount of $84.93.
																	EXCEPTION INFO: Itemization did not disclose $85 courier fee as prepaid finance charge.								Loan Review Complete
170059742	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059741	XXX	$XXX	WA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.								Loan Review Complete
170063297	XXX	$XXX	WI	7/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063309	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063342	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170063343	XXX	$XXX	IL	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170063344	XXX	$XXX	OR	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063346	XXX	$XXX	PA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063347	XXX	$XXX	MA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063345	XXX	$XXX	GA	1/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.								Loan Review Complete
170063350	XXX	$XXX	MD	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063348	XXX	$XXX	SC	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																	EXCEPTION INFO: TIL in file indicated to be final, but is not dated by borrower.								Loan Review Complete
170063349	XXX	$XXX	SC	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2006	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170063351	XXX	$XXX	AR	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2006

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063352	XXX	$XXX	GA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063353	XXX	$XXX	TX	8/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,336.45 is underdisclosed from calculated Finance Charge of $137,426.19 in the amount of $89.74.
																	EXCEPTION INFO: TIL itemization did not disclose a tax cert of $59.75, nor an assignment recording fee of $30 as prepaid finance charges.								Loan Review Complete
170063354	XXX	$XXX	CA	5/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170063355	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063356	XXX	$XXX	VA	7/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170063357	XXX	$XXX	CO	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.								Loan Review Complete
170063358	XXX	$XXX	TN	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063360	XXX	$XXX	PA	7/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063359	XXX	$XXX	TX	6/XX/2007	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063361	XXX	$XXX	TX	7/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063363	XXX	$XXX	VA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170063362	XXX	$XXX	AL	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063364	XXX	$XXX	NH	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063365	XXX	$XXX	AZ	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063366	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063368	XXX	$XXX	MA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 3% maximum per state (MA).

[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
																	EXCEPTION INFO: PPP Expired - Partial Prepays not allowed per state regulation.								Loan Review Complete
170063367	XXX	$XXX	CA	6/XX/2007	Primary	Purchase			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063369	XXX	$XXX	MA	5/XX/2007	Investment	Refinance Cash-out - Other			No	Yes		1			1										Loan Review Complete
170063397	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063408	XXX	$XXX	NC	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063409	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063410	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063412	XXX	$XXX	FL	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170063411	XXX	$XXX	MT	6/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063414	XXX	$XXX	VA	10/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170063413	XXX	$XXX	VA	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170063415	XXX	$XXX	MD	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Loan Review Complete
170063416	XXX	$XXX	GA	7/XX/2005	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Closing / Title - Missing Document: Rider - Other not provided									Loan Review Complete
170063417	XXX	$XXX	MA	11/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
170063418	XXX	$XXX	FL	12/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Loan Review Complete
170063419	XXX	$XXX	FL	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170063420	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170063421	XXX	$XXX	NY	10/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063422	XXX	$XXX	UT	12/XX/2004	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Loan Review Complete
170063424	XXX	$XXX	NY	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2005								Loan Review Complete
170063423	XXX	$XXX	MN	12/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
170063425	XXX	$XXX	NC	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063427	XXX	$XXX	FL	2/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Loan Review Complete
170063426	XXX	$XXX	FL	7/XX/2007	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063428	XXX	$XXX	FL	5/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
170063429	XXX	$XXX	FL	8/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Loan Review Complete
170063430	XXX	$XXX	MD	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Loan Review Complete
170063431	XXX	$XXX	VA	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.

[2] State Compliance - Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement): Virginia Mortgage Lender and Broker Act:  Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170063433	XXX	$XXX	MA	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170063432	XXX	$XXX	TX	5/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063434	XXX	$XXX	FL	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063438	XXX	$XXX	MI	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Loan Review Complete
170063435	XXX	$XXX	NY	10/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170063436	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063437	XXX	$XXX	PA	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170063439	XXX	$XXX	FL	1/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063440	XXX	$XXX	GA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170063441	XXX	$XXX	GA	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Loan Review Complete
170063443	XXX	$XXX	SC	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170063442	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.								Loan Review Complete
170063444	XXX	$XXX	NY	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063445	XXX	$XXX	NC	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2006

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Application / Processing - Missing Valuation:
																EXCEPTION INFO: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170063446	XXX	$XXX	VA	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.								Loan Review Complete
170063448	XXX	$XXX	IN	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2004	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Loan Review Complete
170063447	XXX	$XXX	NC	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,520.30 is underdisclosed from calculated Finance Charge of $172,645.20 in the amount of $124.90.								Loan Review Complete
170063449	XXX	$XXX	TN	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 07/XX/2006

[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.								Loan Review Complete
170063450	XXX	$XXX	OH	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170063451	XXX	$XXX	IL	6/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170063452	XXX	$XXX	CT	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.								Loan Review Complete
170063457	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063458	XXX	$XXX	TX	6/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170063456	XXX	$XXX	VA	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063459	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063460	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063461	XXX	$XXX	CA	6/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063463	XXX	$XXX	FL	7/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063462	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063464	XXX	$XXX	CA	7/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063473	XXX	$XXX	TX	7/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063485	XXX	$XXX	NY	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063489	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063490	XXX	$XXX	TN	7/XX/2007	Primary	Purchase			No	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2007	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170063486	XXX	$XXX	NY	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds the 2% maximum per state - NY.								Loan Review Complete
170063484	XXX	$XXX	GA	7/XX/2007	Second Home	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063508	XXX	$XXX	IL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.							Loan Review Complete
170063507	XXX	$XXX	GA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170063491	XXX	$XXX	IL	8/XX/2007	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170063510	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170063511	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063512	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063513	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063514	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063516	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063515	XXX	$XXX	TX	6/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170063524	XXX	$XXX	PA	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170063525	XXX	$XXX	TX	8/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063526	XXX	$XXX	PA	7/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063527	XXX	$XXX	NY	7/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170063528	XXX	$XXX	TX	7/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063529	XXX	$XXX	TX	7/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063531	XXX	$XXX	SC	8/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170063530	XXX	$XXX	MI	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,888.00 is underdisclosed from calculated Finance Charge of $165,944.80 in the amount of $56.80.
																	EXCEPTION INFO: Underdisclosure is payment stream related due to incorrect payment stream on lender's final TIL relating to number of months before MI would be canceled.								Loan Review Complete
170063532	XXX	$XXX	ID	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062795	XXX	$XXX	MI	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062796	XXX	$XXX	OK	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170062797	XXX	$XXX	MI	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062798	XXX	$XXX	MO	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062799	XXX	$XXX	WV	8/XX/2007	Primary	Purchase			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170062802	XXX	$XXX	NY	8/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062808	XXX	$XXX	OH	8/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.								Loan Review Complete
170062807	XXX	$XXX	NC	8/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170062809	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062810	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062811	XXX	$XXX	VA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062812	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062813	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062814	XXX	$XXX	TX	7/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062815	XXX	$XXX	MI	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062816	XXX	$XXX	IL	8/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170062817	XXX	$XXX	AL	7/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062818	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062819	XXX	$XXX	MI	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062823	XXX	$XXX	MI	7/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062824	XXX	$XXX	VA	7/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: Security Instrument was notarized 7/XX/2007								Loan Review Complete
170062825	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170062826	XXX	$XXX	AZ	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062827	XXX	$XXX	AZ	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062828	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062829	XXX	$XXX	NY	8/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170062832	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062833	XXX	$XXX	AL	4/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170062830	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170062834	XXX	$XXX	IN	5/XX/2007	Investment	Purchase			No	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170062831	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Appraisal, exception cleared.							Loan Review Complete
170062836	XXX	$XXX	OH	6/XX/2007	Primary	Purchase	No	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062835	XXX	$XXX	ID	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170062837	XXX	$XXX	TX	7/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062838	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062841	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[3] General - Missing Document: Stated not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062842	XXX	$XXX	ID	8/XX/2007	Primary	Purchase	No	No	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062839	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062845	XXX	$XXX	NC	8/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.								Loan Review Complete
170062844	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062843	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062846	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed
																	or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170062847	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062849	XXX	$XXX	MI	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062848	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062850	XXX	$XXX	NC	8/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170062851	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062852	XXX	$XXX	NY	8/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,239.57 is underdisclosed from calculated Finance Charge of $325,456.30 in the amount of $216.73.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 142 months, however, the audited TIL indicates MI should drop off after 144 months.								Loan Review Complete
170062853	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062875	XXX	$XXX	NJ	8/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170062882	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $244,288.25 is underdisclosed from calculated Finance Charge of $244,586.91 in the amount of $298.66.
																	EXCEPTION INFO: The TIL itemization did not disclose an email fee of $70, wire fee of $90 or fee of $150 with unknown purpose as prepaid finance charges.								Loan Review Complete
170062855	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062878	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062883	XXX	$XXX	MI	9/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170062884	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170062887	XXX	$XXX	WI	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062885	XXX	$XXX	OR	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170064936	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064938	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170064937	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064942	XXX	$XXX	VA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170064943	XXX	$XXX	LA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064944	XXX	$XXX	GA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170064945	XXX	$XXX	MD	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064946	XXX	$XXX	MN	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064947	XXX	$XXX	CT	6/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064948	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.								Loan Review Complete
170064949	XXX	$XXX	FL	7/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064950	XXX	$XXX	AZ	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.								Loan Review Complete
170064951	XXX	$XXX	OR	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064952	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064954	XXX	$XXX	PA	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170064953	XXX	$XXX	NC	7/XX/2007	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170064955	XXX	$XXX	IL	7/XX/2007	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170064956	XXX	$XXX	NM	7/XX/2007	Investment	Refinance Cash-out - Other	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170064957	XXX	$XXX	IL	6/XX/2007	Primary	Purchase			No	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170064958	XXX	$XXX	SC	12/XX/1993	Primary	Refinance Cash-out - Other	No	No	2	2	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/1993 2 Family

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $589,115.28 is underdisclosed from calculated Finance Charge of $589,854.06 in the amount of $738.78.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170065084	XXX	$XXX	TX	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065069	XXX	$XXX	OH	7/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065012	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170065083	XXX	$XXX	TN	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065085	XXX	$XXX	CA	8/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170065087	XXX	$XXX	NY	9/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1										Loan Review Complete
170065086	XXX	$XXX	WA	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170065088	XXX	$XXX	TX	9/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065089	XXX	$XXX	NY	9/XX/2007	Primary	Purchase			No	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).								Loan Review Complete
170065090	XXX	$XXX	GA	8/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065091	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065092	XXX	$XXX	MD	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170065093	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065094	XXX	$XXX	CA	7/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170065095	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170065096	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170065099	XXX	$XXX	TX	9/XX/2007	Investment	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170065100	XXX	$XXX	TX	1/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.								Loan Review Complete
170065101	XXX	$XXX	GA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170065102	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170065104	XXX	$XXX	MI	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170065103	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065108	XXX	$XXX	IA	9/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170065106	XXX	$XXX	NY	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170065105	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170065107	XXX	$XXX	TX	8/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170065109	XXX	$XXX	TX	9/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058563	XXX	$XXX	OH	9/XX/2007	Primary	Purchase			No	Yes		2			2		[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.								Loan Review Complete
170058564	XXX	$XXX	TX	8/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170058565	XXX	$XXX	NE	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act:  Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058567	XXX	$XXX	TX	8/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058566	XXX	$XXX	AR	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058569	XXX	$XXX	MI	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058570	XXX	$XXX	LA	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $618,684.27 is underdisclosed from calculated Finance Charge of $619,009.47 in the amount of $325.20.
																	EXCEPTION INFO: TIL itemization did not disclose a recording service fee of $250 and a Service Charge for $75 as prepaid finance charge.								Loan Review Complete
170058571	XXX	$XXX	TX	8/XX/2007	Primary	Purchase			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170058572	XXX	$XXX	NY	9/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170058574	XXX	$XXX	MI	9/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058573	XXX	$XXX	TX	9/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170058576	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170058577	XXX	$XXX	AZ	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058575	XXX	$XXX	PA	9/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170058582	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058578	XXX	$XXX	OH	9/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.								Loan Review Complete
170058583	XXX	$XXX	NC	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058586	XXX	$XXX	NV	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170058588	XXX	$XXX	IN	8/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058587	XXX	$XXX	AZ	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170058589	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058590	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058595	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058593	XXX	$XXX	OH	9/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.								Loan Review Complete
170058592	XXX	$XXX	SC	9/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170058594	XXX	$XXX	IN	10/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058597	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058596	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058598	XXX	$XXX	MI	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170058599	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058601	XXX	$XXX	TN	9/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170058603	XXX	$XXX	AZ	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058604	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058607	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170058608	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $338,357.83 is underdisclosed from calculated Finance Charge of $338,996.39 in the amount of $638.56.
																	EXCEPTION INFO: TIL itemization of amount financed did not include Admin fee of $590 as prepaid finance charge.								Loan Review Complete
170058605	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058602	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058609	XXX	$XXX	OR	9/XX/2007	Primary	Purchase		No	No	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170058610	XXX	$XXX	NC	9/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058611	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058613	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,710.07 is underdisclosed from calculated Finance Charge of $179,314.00 in the amount of $1,603.93.
																	EXCEPTION INFO: Under disclosure due to lower index,the lowest Index available within the look-back period is 5.04%.								Loan Review Complete
170058617	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058634	XXX	$XXX	OH	12/XX/2006	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170058618	XXX	$XXX	IL	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170058619	XXX	$XXX	RI	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058667	XXX	$XXX	IL	8/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058670	XXX	$XXX	WA	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170058671	XXX	$XXX	WA	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170058672	XXX	$XXX	CO	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170058678	XXX	$XXX	ID	9/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170058679	XXX	$XXX	CT	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170058681	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058680	XXX	$XXX	NY	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.								Loan Review Complete
170058682	XXX	$XXX	PA	3/XX/2007	Investment	Refinance Cash-out - Other	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170058683	XXX	$XXX	IL	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.								Loan Review Complete
170058684	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,676.02 is underdisclosed from calculated Finance Charge of $251,755.70 in the amount of $79.68.
EXCEPTION INFO: TIL Itemization under disclosed the courier fee by $130,and a title pick up fee of $150, and overdisclosed wire fee by $30 as prepaid finance charges.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.								Loan Review Complete
170058687	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058685	XXX	$XXX	GA	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] General Appraisal Requirements - Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty>	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170058691	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058688	XXX	$XXX	IN	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058689	XXX	$XXX	IL	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058686	XXX	$XXX	TX	8/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.16500% is underdisclosed from calculated APR of 8.59620% outside of 0.125% tolerance.
EXCEPTION INFO: Finl TIL payment stream does not match note terms.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,015.43 is underdisclosed from calculated Finance Charge of $236,862.12 in the amount of $8,846.69.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 60 months, however, the audited TIL indicates MI should drop off after 154 months.								Loan Review Complete
170058690	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058692	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058727	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058732	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058734	XXX	$XXX	NV	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058733	XXX	$XXX	IL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170058735	XXX	$XXX	OR	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170058737	XXX	$XXX	AZ	7/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $440,621.94 is underdisclosed from calculated Finance Charge of $444,088.81 in the amount of $3,466.87.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 259 months, however, the audited TIL indicates MI should drop off after 240 months.								Loan Review Complete
170058738	XXX	$XXX	MD	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170058740	XXX	$XXX	NV	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058736	XXX	$XXX	SC	9/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2007
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Appraisal, exception cleared.							Loan Review Complete
170058741	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170058742	XXX	$XXX	OH	10/XX/2007	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.								Loan Review Complete
170058749	XXX	$XXX	TX	10/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170058751	XXX	$XXX	HI	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058750	XXX	$XXX	VA	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058752	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058754	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058753	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Home Improvement			Yes	No		1			1										Loan Review Complete
170058755	XXX	$XXX	VA	10/XX/2007	Primary	Purchase			No	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2007	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058756	XXX	$XXX	NC	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058758	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058757	XXX	$XXX	MA	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170058759	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058760	XXX	$XXX	TN	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058763	XXX	$XXX	GA	10/XX/2007	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058761	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 09/XX/2007	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058764	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058765	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058766	XXX	$XXX	IL	10/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,586.64 is underdisclosed from calculated Finance Charge of $253,835.37 in the amount of $248.73.
																	EXCEPTION INFO: TIL Itemization did not disclose the closing fee of $550, e-doc fee of $25 or the courier fee of $25 and over disclosed the interim interest by $323.04 as prepaid finance charges. The Lender's TIL reflects MI dropping off after 162 months, however, the audited TIL indicates MI should drop off after 161 months.								Loan Review Complete
170058768	XXX	$XXX	NC	9/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170058767	XXX	$XXX	AZ	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058769	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058770	XXX	$XXX	IL	10/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170058771	XXX	$XXX	AZ	10/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058774	XXX	$XXX	FL	10/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170058773	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170058775	XXX	$XXX	MI	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058772	XXX	$XXX	FL	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058792	XXX	$XXX	HI	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170058798	XXX	$XXX	KY	10/XX/2007	Investment	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058799	XXX	$XXX	AZ	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058800	XXX	$XXX	TX	10/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170058803	XXX	$XXX	PA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170058802	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058804	XXX	$XXX	FL	10/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170058805	XXX	$XXX	TX	10/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170058801	XXX	$XXX	MN	10/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058806	XXX	$XXX	TX	10/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058807	XXX	$XXX	MI	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058809	XXX	$XXX	IN	10/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170058810	XXX	$XXX	MI	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058808	XXX	$XXX	SC	10/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058811	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058812	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058813	XXX	$XXX	MI	9/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058816	XXX	$XXX	PA	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058817	XXX	$XXX	TX	10/XX/2007	Second Home	Refinance Cash-out - Debt Consolidation	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,726.00 is underdisclosed from calculated Finance Charge of $239,887.37 in the amount of $161.37.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058818	XXX	$XXX	VA	10/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed
																	or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058819	XXX	$XXX	CT	11/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170058820	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058822	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170058825	XXX	$XXX	MD	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058823	XXX	$XXX	CA	10/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170060572	XXX	$XXX	TX	8/XX/2007	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170060573	XXX	$XXX	NC	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058828	XXX	$XXX	VA	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170060577	XXX	$XXX	NC	11/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060576	XXX	$XXX	IN	11/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170060574	XXX	$XXX	PA	11/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062890	XXX	$XXX	AZ	11/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062888	XXX	$XXX	OH	11/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
170062889	XXX	$XXX	MD	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062891	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																	EXCEPTION INFO: Right to Cancel printed transaction date 11/XX/2007, and printed expiration date 11/XX/2007, with signature date 11/XX/2007 (same as Security Instrument Notary date)								Loan Review Complete
170062948	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $492,676.76 is underdisclosed from calculated Finance Charge of $493,076.26 in the amount of $399.50.
																	EXCEPTION INFO: TIL Itemization finance charge calculation does not include $350 pick-up fee and $50 title courier fee.								Loan Review Complete
170062893	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170062892	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170062953	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum for the state of NY.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062965	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062969	XXX	$XXX	IN	11/XX/2007	Investment	Refinance Rate/Term			No	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062987	XXX	$XXX	NY	10/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170062991	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170062993	XXX	$XXX	MI	11/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062992	XXX	$XXX	CT	11/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062994	XXX	$XXX	MO	11/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170062995	XXX	$XXX	IL	10/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170062996	XXX	$XXX	MS	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062997	XXX	$XXX	CA	11/XX/2007	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062998	XXX	$XXX	FL	10/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063002	XXX	$XXX	IL	11/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170063009	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063010	XXX	$XXX	UT	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063011	XXX	$XXX	MI	11/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063014	XXX	$XXX	OH	11/XX/2007	Primary	Purchase	No	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063012	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063016	XXX	$XXX	MO	10/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063015	XXX	$XXX	NY	10/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063019	XXX	$XXX	NC	11/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063018	XXX	$XXX	VA	11/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $455,834.82 is underdisclosed from calculated Finance Charge of $456,485.57 in the amount of $650.75.
																	EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed								Loan Review Complete
170063020	XXX	$XXX	TN	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063021	XXX	$XXX	MI	11/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063022	XXX	$XXX	MI	11/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063023	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170063024	XXX	$XXX	AZ	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063025	XXX	$XXX	WA	11/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063027	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170063026	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063029	XXX	$XXX	LA	11/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063028	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170063030	XXX	$XXX	TX	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063031	XXX	$XXX	MD	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $476,454.22 is underdisclosed from calculated Finance Charge of $476,529.63 in the amount of $75.41.
																	EXCEPTION INFO: Itemization of amount financed did not disclose $75 courier fee a prepaid finance charge.								Loan Review Complete
170063040	XXX	$XXX	WA	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063035	XXX	$XXX	WI	11/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063039	XXX	$XXX	NY	10/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063036	XXX	$XXX	VA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170063041	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063042	XXX	$XXX	NV	11/XX/2007	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063046	XXX	$XXX	NY	11/XX/2007	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per NY

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,238.02 is underdisclosed from calculated Finance Charge of $169,870.47 in the amount of $632.45.
																	EXCEPTION INFO: TIL Itemization did not disclose an attorney's fee in the amount of $625 as a prepaid finance charge.								Loan Review Complete
170063043	XXX	$XXX	SC	11/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170063044	XXX	$XXX	WI	12/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,438.13 is underdisclosed from calculated Finance Charge of $184,979.48 in the amount of $2,541.35.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $658.78 and the final HUD reflects $3,220.25.								Loan Review Complete
170063048	XXX	$XXX	MD	11/XX/2007	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Desk-Top Review / Valuation Report Date: 10/XX/2007	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170063049	XXX	$XXX	NH	11/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,397.70 is underdisclosed from calculated Finance Charge of $251,646.50 in the amount of $248.80.								Loan Review Complete
170063066	XXX	$XXX	AZ	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063069	XXX	$XXX	AL	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170063050	XXX	$XXX	AZ	11/XX/2007	Primary	Purchase			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2007									Loan Review Complete
170063070	XXX	$XXX	AR	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063110	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170063111	XXX	$XXX	FL	12/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063112	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063122	XXX	$XXX	CT	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063123	XXX	$XXX	SC	7/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063124	XXX	$XXX	NY	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.								Loan Review Complete
170063125	XXX	$XXX	MT	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063127	XXX	$XXX	NC	10/XX/2006	Investment	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170063126	XXX	$XXX	NC	10/XX/2006	Investment	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170058527	XXX	$XXX	TX	12/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058529	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058531	XXX	$XXX	NJ	12/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058530	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1, exception cleared

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1, exception cleared

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1, exception cleared

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, exception cleared							Loan Review Complete
170058540	XXX	$XXX	MI	12/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058538	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD to determine occupancy, exception cleared.							Loan Review Complete
170058541	XXX	$XXX	MI	12/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170058542	XXX	$XXX	MI	12/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058543	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).								Loan Review Complete
170058545	XXX	$XXX	NJ	12/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170058547	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170058544	XXX	$XXX	MI	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2007

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170058546	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170058548	XXX	$XXX	AZ	12/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058549	XXX	$XXX	FL	12/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058550	XXX	$XXX	UT	12/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058551	XXX	$XXX	IL	12/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058552	XXX	$XXX	CA	12/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170058555	XXX	$XXX	FL	12/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058554	XXX	$XXX	MI	12/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058553	XXX	$XXX	TX	12/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,656.83 is underdisclosed from calculated Finance Charge of $196,814.03 in the amount of $157.20.
																	EXCEPTION INFO: Unable to determine the under disclosure verified all fees per itemization of financed								Loan Review Complete
170058556	XXX	$XXX	MD	11/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170058557	XXX	$XXX	IL	12/XX/2007	Primary	Purchase			Yes	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170058558	XXX	$XXX	TX	12/XX/2007	Primary	Purchase			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060401	XXX	$XXX	NY	11/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Desk Review / Valuation Report Date: 10/XX/2007	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.								Loan Review Complete
170060402	XXX	$XXX	PA	12/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060403	XXX	$XXX	SC	11/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060405	XXX	$XXX	CO	12/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060404	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170060406	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060407	XXX	$XXX	WA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060413	XXX	$XXX	IL	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170060408	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $607,298.18 is underdisclosed from calculated Finance Charge of $607,396.53 in the amount of $98.35.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170060420	XXX	$XXX	CA	1/XX/2008	Investment	Refinance Rate/Term			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170060421	XXX	$XXX	OR	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170060454	XXX	$XXX	OR	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170060422	XXX	$XXX	PA	12/XX/2007	Second Home	Purchase			No	No		1			1										Loan Review Complete
170060455	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060456	XXX	$XXX	NV	9/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060458	XXX	$XXX	PA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060457	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060462	XXX	$XXX	CT	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170060461	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170060460	XXX	$XXX	OH	12/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060459	XXX	$XXX	FL	10/XX/2007	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170060463	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060464	XXX	$XXX	FL	12/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060465	XXX	$XXX	NH	10/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060466	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060468	XXX	$XXX	DE	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $506,613.47 is underdisclosed from calculated Finance Charge of $506,828.48 in the amount of $215.01.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $6485.22 and final
																	HUD reflects $6565.22. The remainder of the under disclosure is due payment stream with the audited TIL reflecting 3 more months of PMI								Loan Review Complete
170060469	XXX	$XXX	IL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060471	XXX	$XXX	CA	1/XX/2008	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060470	XXX	$XXX	MD	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170060472	XXX	$XXX	FL	12/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170060473	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060477	XXX	$XXX	NJ	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170060489	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060505	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170060509	XXX	$XXX	NV	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060510	XXX	$XXX	IL	1/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170060515	XXX	$XXX	AZ	1/XX/2008	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170060516	XXX	$XXX	TX	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170060517	XXX	$XXX	OK	12/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																	EXCEPTION INFO: TIL in file indicated to be final expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170060518	XXX	$XXX	TX	1/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIl appears to be final but not signed nor initialed by the borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170060522	XXX	$XXX	MA	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060523	XXX	$XXX	UT	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170060524	XXX	$XXX	MI	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170060529	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.								Loan Review Complete
170060528	XXX	$XXX	FL	12/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060526	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060531	XXX	$XXX	NJ	1/XX/2008	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060530	XXX	$XXX	MI	1/XX/2008	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060525	XXX	$XXX	CA	1/XX/2008	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170060527	XXX	$XXX	NJ	1/XX/2008	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $310,520.30 is underdisclosed from calculated Finance Charge of $310,842.09 in the amount of $321.79.
																	EXCEPTION INFO: The under disclosure is due to the lender not including the full broker fee in the finance charge calculations.								Loan Review Complete
170060532	XXX	$XXX	FL	12/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170060533	XXX	$XXX	MO	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060534	XXX	$XXX	OH	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.								Loan Review Complete
170060535	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060537	XXX	$XXX	PA	1/XX/2008	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060538	XXX	$XXX	NJ	1/XX/2008	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170060536	XXX	$XXX	IN	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170060539	XXX	$XXX	LA	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170060540	XXX	$XXX	TX	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170060541	XXX	$XXX	MI	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170060542	XXX	$XXX	MO	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060543	XXX	$XXX	FL	12/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170060544	XXX	$XXX	OR	1/XX/2008	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170060547	XXX	$XXX	OR	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060546	XXX	$XXX	IL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170060545	XXX	$XXX	SC	1/XX/2008	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170060548	XXX	$XXX	PA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170060553	XXX	$XXX	AZ	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060557	XXX	$XXX	IL	1/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060554	XXX	$XXX	NJ	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		Yes	Yes	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060558	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060559	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060562	XXX	$XXX	NC	12/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060563	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060560	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060564	XXX	$XXX	AR	1/XX/2008	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060565	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170060566	XXX	$XXX	WA	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170060567	XXX	$XXX	NJ	1/XX/2008	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170060568	XXX	$XXX	PA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $287,534.23 is underdisclosed from calculated Finance Charge of $287,818.88 in the amount of $284.65.
																	EXCEPTION INFO: TIL Itemization only disclosed a broker fee in the amount of $1,555 and final HUD reflects $2,080.								Loan Review Complete
170062215	XXX	$XXX	AR	1/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170060569	XXX	$XXX	AZ	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170062217	XXX	$XXX	WA	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058887	XXX	$XXX	GA	1/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170062220	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,576.71 is underdisclosed from calculated Finance Charge of $90,690.27 in the amount of $113.56.
																	EXCEPTION INFO: TIL Itemization did not disclose a Flood Certification fee of $8.50, a Release Tracking fee of $36 and a Tax Service fee of $69 as prepaid finance charges.								Loan Review Complete
170062221	XXX	$XXX	TN	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170062218	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.	[1] Closing / Title - Missing Document: HUD-1 Addendum not provided REVIEWER - CLEARED COMMENT (2019-04-05): Received HUD addendum, exception cleared							Loan Review Complete
170062219	XXX	$XXX	SC	12/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170058890	XXX	$XXX	NC	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058904	XXX	$XXX	IL	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058898	XXX	$XXX	AZ	1/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $334,994.68 is underdisclosed from calculated Finance Charge of $335,044.81 in the amount of $50.13.
																	EXCEPTION INFO: TIL itemization did not disclose a recording service fee of $50 as prepaid finance charge.								Loan Review Complete
170058886	XXX	$XXX	NV	1/XX/2008	Primary	Purchase	No	No	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058906	XXX	$XXX	MN	8/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058907	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058908	XXX	$XXX	PA	12/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058909	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058910	XXX	$XXX	TX	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058911	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058912	XXX	$XXX	MA	11/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058914	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058913	XXX	$XXX	MS	1/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058916	XXX	$XXX	WI	2/XX/2008	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170058918	XXX	$XXX	TX	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058917	XXX	$XXX	PA	2/XX/2008	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170058936	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2008	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058935	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060768	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170058955	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170060769	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060772	XXX	$XXX	LA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060781	XXX	$XXX	FL	2/XX/2008	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170060782	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170060802	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060803	XXX	$XXX	CA	12/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Loan Review Complete
170060805	XXX	$XXX	FL	5/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
170060806	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060821	XXX	$XXX	UT	3/XX/2008	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170060818	XXX	$XXX	AZ	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170060819	XXX	$XXX	NY	11/XX/2002	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060823	XXX	$XXX	LA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170060822	XXX	$XXX	PA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060824	XXX	$XXX	MD	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170060825	XXX	$XXX	PA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060826	XXX	$XXX	NV	10/XX/2007	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170060828	XXX	$XXX	FL	1/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060827	XXX	$XXX	TN	1/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060845	XXX	$XXX	IL	3/XX/2008	Primary	Purchase	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060829	XXX	$XXX	VA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170060856	XXX	$XXX	FL	3/XX/2008	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060855	XXX	$XXX	OK	3/XX/2008	Investment	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060857	XXX	$XXX	MO	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060858	XXX	$XXX	TX	3/XX/2008	Primary	Purchase			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060859	XXX	$XXX	MO	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170060670	XXX	$XXX	VA	3/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170060672	XXX	$XXX	FL	3/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170060673	XXX	$XXX	NC	3/XX/2008	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060680	XXX	$XXX	VA	3/XX/2008	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170060691	XXX	$XXX	FL	12/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,009.95 is underdisclosed from calculated Finance Charge of $241,769.19 in the amount of $2,759.24.
																	EXCEPTION INFO: The fee itemization disclosed only prepaid interest at $136.80 as prepaid finance charges. The fee itemization did not disclose loan origination fee of $2066.10, settlement/closing fee of $125, title courier fees of $120, underwriting fee of $590, and wire/funding fees of $40 as prepaid finance charges.								Loan Review Complete
170060688	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170060697	XXX	$XXX	CA	1/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060698	XXX	$XXX	AL	3/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170060699	XXX	$XXX	AZ	3/XX/2008	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170060712	XXX	$XXX	FL	4/XX/2008	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060713	XXX	$XXX	FL	4/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060700	XXX	$XXX	AZ	3/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060701	XXX	$XXX	AZ	3/XX/2008	Investment	Refinance UTD	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170060717	XXX	$XXX	WA	3/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060719	XXX	$XXX	MD	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $446,617.96 is underdisclosed from calculated Finance Charge of $446,654.46 in the amount of $36.50.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170060720	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170060729	XXX	$XXX	FL	4/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170060731	XXX	$XXX	VA	4/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170060732	XXX	$XXX	MO	9/XX/2003	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060738	XXX	$XXX	FL	4/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060740	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060736	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170060739	XXX	$XXX	VA	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,368.66 is underdisclosed from calculated Finance Charge of $132,774.66 in the amount of $406.00.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $603.70 and final
																	HUD reflects $1009.54								Loan Review Complete
170060742	XXX	$XXX	AZ	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060749	XXX	$XXX	NY	5/XX/2008	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170060741	XXX	$XXX	CA	11/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.49600% is underdisclosed from calculated APR of 7.65277% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to the final TIL not matching the MI amounts on the mortgage insurance certificate.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $598,546.53 is underdisclosed from calculated Finance Charge of $607,382.79 in the amount of $8,836.26.
																	EXCEPTION INFO: Under disclosure is due to the final TIL not matching the MI amounts on the mortgage insurance certificate.								Loan Review Complete
170060751	XXX	$XXX	CO	4/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.								Loan Review Complete
170060752	XXX	$XXX	IL	5/XX/2008	Primary	Purchase	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2008	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $278,188.00 is underdisclosed from calculated Finance Charge of $278,503.78 in the amount of $315.78.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170060754	XXX	$XXX	CA	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.								Loan Review Complete
170060762	XXX	$XXX	NY	5/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060765	XXX	$XXX	IL	5/XX/2008	Primary	Purchase	Yes	Yes	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060758	XXX	$XXX	NY	5/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060764	XXX	$XXX	MD	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060763	XXX	$XXX	NY	5/XX/2008	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds the 2% maximum for NY.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060756	XXX	$XXX	NC	5/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $364,137.30 is underdisclosed from calculated Finance Charge of $364,337.47 in the amount of $200.17.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, Exception cleared.							Loan Review Complete
170058254	XXX	$XXX	CT	5/XX/2008	Investment	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170058280	XXX	$XXX	IL	6/XX/2008	Primary	Purchase			No	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2008	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170058259	XXX	$XXX	FL	5/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $279,992.62 is underdisclosed from calculated Finance Charge of $280,242.41 in the amount of $249.79.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $1474.65, however, final HUD reflects $1724.65.								Loan Review Complete
170058286	XXX	$XXX	CT	6/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,718.51 is underdisclosed from calculated Finance Charge of $189,184.97 in the amount of $1,466.46.
																	EXCEPTION INFO: TIL Itemization did not disclose the attorney fee of $800, the commitment fee of $525, the MERS fee of $4.95, pre-paid interest of $25.07, the tax service fee of $79, the wire fee of $25 or the courier fee of $7.50 as prepaid finance charges.								Loan Review Complete
170058293	XXX	$XXX	CA	5/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170058290	XXX	$XXX	ID	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,593.51 is underdisclosed from calculated Finance Charge of $103,740.42 in the amount of $146.91.
																	EXCEPTION INFO: Underdisclosure is due to the lender's TIL itemization disclosing lender credit as $-233.77 in prepaid finance charges when excess lender credit should have been applied to non-APR fees.								Loan Review Complete
170058296	XXX	$XXX	MD	7/XX/2008	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2008	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170058303	XXX	$XXX	IL	7/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008.								Loan Review Complete
170058297	XXX	$XXX	NY	7/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058304	XXX	$XXX	FL	7/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058305	XXX	$XXX	WA	7/XX/2008	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170058306	XXX	$XXX	PA	7/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058313	XXX	$XXX	NJ	7/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170058316	XXX	$XXX	NY	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Loan Review Complete
170058314	XXX	$XXX	CT	8/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058319	XXX	$XXX	NY	9/XX/2008	Investment	Purchase			No	No		1			1										Loan Review Complete
170058329	XXX	$XXX	CA	8/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058317	XXX	$XXX	IL	5/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.88300% is underdisclosed from calculated APR of 5.87997% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,825.16 is underdisclosed from calculated Finance Charge of $316,874.62 in the amount of $155,049.46.
																	EXCEPTION INFO: It appears a lower index was available within the lookback period.								Loan Review Complete
170058330	XXX	$XXX	CA	8/XX/2008	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170058328	XXX	$XXX	OH	9/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
170058331	XXX	$XXX	NY	9/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.								Loan Review Complete
170058332	XXX	$XXX	NC	9/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2008.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds maximum 4% per state North Carolina.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058338	XXX	$XXX	PA	8/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170058334	XXX	$XXX	MI	8/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,630.54 is underdisclosed from calculated Finance Charge of $80,805.38 in the amount of $174.84.
																	EXCEPTION INFO: TIL itemization did not disclose the signing fee or $150 or the recording service fee of $25 as prepaid finance charges.								Loan Review Complete
170058333	XXX	$XXX	PA	8/XX/2008	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058335	XXX	$XXX	GA	9/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,368.59 is underdisclosed from calculated Finance Charge of $165,610.98 in the amount of $242.39.
																	EXCEPTION INFO: TIL itemization includes an application fee of $405 in the prepaid amount financed when the HUD reflects $755.								Loan Review Complete
170058336	XXX	$XXX	CT	9/XX/2008	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058342	XXX	$XXX	PA	9/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058344	XXX	$XXX	NY	10/XX/2008	Primary	Purchase			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.								Loan Review Complete
170058345	XXX	$XXX	FL	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.								Loan Review Complete
170058347	XXX	$XXX	MO	10/XX/2008	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.								Loan Review Complete
170058352	XXX	$XXX	PA	10/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058354	XXX	$XXX	NJ	9/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170058355	XXX	$XXX	CT	10/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170058356	XXX	$XXX	CA	11/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $492,437.10 is underdisclosed from calculated Finance Charge of $496,738.41 in the amount of $4,301.31.
EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting MI being in force for 108 months, however based on the loan amount and appraised value the MI would be in force for 160 months.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058357	XXX	$XXX	NY	11/XX/2008	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per State (NY)

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058359	XXX	$XXX	NY	11/XX/2008	Primary	Purchase			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY)								Loan Review Complete
170058360	XXX	$XXX	NY	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 2% maximum late charge per State of NY.								Loan Review Complete
170058362	XXX	$XXX	NY	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $46,851.10 is underdisclosed from calculated Finance Charge of $47,173.16 in the amount of $322.06.
EXCEPTION INFO: The under disclosure is due to the lender not including the attorney fees ($400.00) in the finance charge calculations.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170058361	XXX	$XXX	NY	9/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058363	XXX	$XXX	NY	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,237.11 is underdisclosed from calculated Finance Charge of $137,861.94 in the amount of $624.83.
																	EXCEPTION INFO: TIL itemization did not disclose the attorney closing fee of $600 or the courier fee of $20 as prepaid finance charges.								Loan Review Complete
170058365	XXX	$XXX	NY	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,231.65 is underdisclosed from calculated Finance Charge of $211,857.73 in the amount of $626.08.
																	EXCEPTION INFO: Itemization did not disclose $101 Recording fee, $495 Settlement fee or $25 courier fee.								Loan Review Complete
170058364	XXX	$XXX	NY	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,455.23 is underdisclosed from calculated Finance Charge of $69,826.13 in the amount of $370.90.
																	EXCEPTION INFO: TIL Itemization of Amount Financed does not disclose the following items as a prepaid finance charge: Record Consolidation, Agreement, & 255 Affidavit in the amount of $117.00; ; and Settlement fee in the amount of $400.								Loan Review Complete
170058366	XXX	$XXX	NY	5/XX/2004	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058367	XXX	$XXX	NY	6/XX/2004	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,580.20 is underdisclosed from calculated Finance Charge of $219,807.93 in the amount of $2,227.73.
EXCEPTION INFO: TIL itemization did not disclose the buyers attorney fee of $1627.66 and $600.00 as prepaid finance
																	charges.								Loan Review Complete
170058369	XXX	$XXX	NY	1/XX/2004	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,531.18 is underdisclosed from calculated Finance Charge of $258,586.79 in the amount of $1,055.61.
																	EXCEPTION INFO: Itemization did not disclose the attorney fee of $600 and rate lock fee of $450 as prepaid finance charges								Loan Review Complete
170058368	XXX	$XXX	NY	3/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058370	XXX	$XXX	MD	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058371	XXX	$XXX	MA	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.								Loan Review Complete
170058374	XXX	$XXX	MD	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058373	XXX	$XXX	CA	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $429,795.88 is underdisclosed from calculated Finance Charge of $430,404.09 in the amount of $608.21.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount financed. Under disclosure is fee related.								Loan Review Complete
170058375	XXX	$XXX	CA	11/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058377	XXX	$XXX	AL	12/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058379	XXX	$XXX	NY	10/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%								Loan Review Complete
170058380	XXX	$XXX	NY	12/XX/2008	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per State (NY)

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058381	XXX	$XXX	VA	12/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058383	XXX	$XXX	NJ	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170058386	XXX	$XXX	NY	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge fee exceeds 2% maximum allowed by state of New York

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,678.96 is underdisclosed from calculated Finance Charge of $200,839.29 in the amount of $1,160.33.
																	EXCEPTION INFO: TIL itemization did not disclose the application fee of $550 or the settlement closing fee of $1200.00 as prepaid finance changes.								Loan Review Complete
170058389	XXX	$XXX	CT	6/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,704.37 is underdisclosed from calculated Finance Charge of $88,504.92 in the amount of $800.55.
																	EXCEPTION INFO: TIL Itemization did not disclose the assignment recording fee of $28, the attorney fee of $650, the recording service fee of $75, the wire fee of $10 or the courier fee of $37.50 as prepaid finance charges.								Loan Review Complete
170058387	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058382	XXX	$XXX	NC	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2008.								Loan Review Complete
170058388	XXX	$XXX	FL	7/XX/2006	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058392	XXX	$XXX	CA	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Loan Review Complete
170058391	XXX	$XXX	MA	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,299.10 is underdisclosed from calculated Finance Charge of $112,445.00 in the amount of $145.90.
																	EXCEPTION INFO: TIL Itemization did not disclose the assignment recording fee of $76 and recording service fee of $66 as prepaid finance charges.								Loan Review Complete
170058390	XXX	$XXX	CA	1/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2004
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.							Loan Review Complete
170058393	XXX	$XXX	TN	1/XX/2009	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.								Loan Review Complete
170058398	XXX	$XXX	NC	2/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 4% maximum per NC

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170058396	XXX	$XXX	CA	1/XX/2009	Primary	Purchase	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.95700% is underdisclosed from calculated APR of 7.23300% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,404.95 is underdisclosed from calculated Finance Charge of $214,951.56 in the amount of $4,546.61.
																	EXCEPTION INFO: HUD1 reflected a closing cost credit of $8,000.00 however this was not broken down on the itemization of amount financed and therefore not applied.								Loan Review Complete
170058400	XXX	$XXX	NJ	2/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170058403	XXX	$XXX	NJ	2/XX/2009	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,464.56 is underdisclosed from calculated Finance Charge of $183,922.25 in the amount of $457.69.
																	EXCEPTION INFO: TIL itemization did not disclose a Prepaid Interest fee of $457.77 as prepaid finance charge.								Loan Review Complete
170058411	XXX	$XXX	LA	3/XX/2009	Primary	Purchase			No	No		1			1										Loan Review Complete
170058409	XXX	$XXX	NJ	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170058404	XXX	$XXX	IL	2/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	Yes	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2008.								Loan Review Complete
170058418	XXX	$XXX	NC	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2006	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170058417	XXX	$XXX	VA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.								Loan Review Complete
170058416	XXX	$XXX	FL	4/XX/2009	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2009 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058432	XXX	$XXX	NY	7/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $473,709.56 is underdisclosed from calculated Finance Charge of $474,312.11 in the amount of $602.55.
																	EXCEPTION INFO: TIL Itemization does not disclose Closing Attorney Fee of $600.00 as a Prepaid Finance Charge.								Loan Review Complete
170058433	XXX	$XXX	CA	7/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170058435	XXX	$XXX	TX	3/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058434	XXX	$XXX	CA	7/XX/2002	Primary	Purchase			No	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170058431	XXX	$XXX	WV	2/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Loan Review Complete
170058439	XXX	$XXX	PA	6/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170058451	XXX	$XXX	NC	4/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170058450	XXX	$XXX	NJ	8/XX/2009	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058455	XXX	$XXX	NY	8/XX/2009	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $423,609.11 is underdisclosed from calculated Finance Charge of $425,913.13 in the amount of $2,304.02.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 65 months, however, the audited TIL indicates MI should drop off after 82 months.								Loan Review Complete
170058454	XXX	$XXX	MD	8/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058456	XXX	$XXX	MD	7/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170058461	XXX	$XXX	MN	9/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,129.34 is underdisclosed from calculated Finance Charge of $129,173.87 in the amount of $44.53.
EXCEPTION INFO: Unable to determine the reason for the under disclosure.  No itemization of the amount financed located.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
																	dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058460	XXX	$XXX	CT	8/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,990.20 is underdisclosed from calculated Finance Charge of $72,063.06 in the amount of $72.86.
																	EXCEPTION INFO: TIL Itemization did not disclose the subordination recording fee of $73 as prepaid finance charges.								Loan Review Complete
170058463	XXX	$XXX	FL	9/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																		REVIEWER - CLEARED COMMENT (2019-04-05): Unable to Clear, Appraisal received is for 2007							Loan Review Complete
170058464	XXX	$XXX	NY	9/XX/2009	UTD	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2009 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY)

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170058467	XXX	$XXX	MO	9/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170058465	XXX	$XXX	CA	9/XX/2009	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170065497	XXX	$XXX	MA	10/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.								Loan Review Complete
170065500	XXX	$XXX	NY	10/XX/2009	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2009 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065502	XXX	$XXX	FL	11/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2004	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065506	XXX	$XXX	FL	10/XX/2009	Investment	Refinance Cash-out - Debt Consolidation	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Loan Review Complete
170065504	XXX	$XXX	NJ	10/XX/2009	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170065510	XXX	$XXX	FL	12/XX/2009	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065511	XXX	$XXX	MO	11/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2009	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,480.10 is underdisclosed from calculated Finance Charge of $95,515.87 in the amount of $35.77.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170065517	XXX	$XXX	WA	11/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170065516	XXX	$XXX	NY	11/XX/2009	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065521	XXX	$XXX	OR	12/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2009.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065518	XXX	$XXX	NJ	12/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $273,921.10 is underdisclosed from calculated Finance Charge of $276,158.27 in the amount of $2,237.17.
																	EXCEPTION INFO: TIL Itemization only disclosed prepaid finance charges in the amount of $3487.80 and final HUD reflects $5724.80.								Loan Review Complete
170065523	XXX	$XXX	MN	1/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065524	XXX	$XXX	NJ	1/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170065529	XXX	$XXX	WY	12/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065528	XXX	$XXX	IL	1/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2010	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,785.39 is underdisclosed from calculated Finance Charge of $183,096.23 in the amount of $5,310.84.
																	EXCEPTION INFO: Rate Lock Agreement indicates the Index used was 1.131%. The closest Index available in our look-back period is 1.00650%.								Loan Review Complete
170065530	XXX	$XXX	IL	1/XX/2010	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065533	XXX	$XXX	FL	2/XX/2010	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170065540	XXX	$XXX	CA	12/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2009.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065536	XXX	$XXX	CA	2/XX/2010	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170065537	XXX	$XXX	CA	2/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $443,637.68 is underdisclosed from calculated Finance Charge of $444,140.57 in the amount of $502.89.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Final TIL itemization.								Loan Review Complete
170065542	XXX	$XXX	IL	2/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170065541	XXX	$XXX	MD	3/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

																	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.								Loan Review Complete
170065543	XXX	$XXX	FL	2/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2010	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170065544	XXX	$XXX	UT	3/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>
																REVIEWER - GENERAL COMMENT (2019-04-04): Received a copy of an appraisal dated 4/13/07, which is almost 3 years before the origination date of 3/XX/2010. Exception remains, appraisal provided is dated.									Loan Review Complete
170065546	XXX	$XXX	VA	3/XX/2010	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065547	XXX	$XXX	FL	3/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170065550	XXX	$XXX	CA	3/XX/2010	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170065549	XXX	$XXX	OH	3/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.								Loan Review Complete
170065552	XXX	$XXX	GA	3/XX/2010	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170065548	XXX	$XXX	GA	12/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2009, prior to three (3) business days from transaction date of 12/XX/2009.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170065556	XXX	$XXX	MS	3/XX/2010	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.								Loan Review Complete
170065555	XXX	$XXX	NJ	3/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,130.76 is underdisclosed from calculated Finance Charge of $219,181.02 in the amount of $50.26.
																	EXCEPTION INFO: Itemization of amount financed does not include a $50 recording service fee as prepaid finance charges.								Loan Review Complete
170065554	XXX	$XXX	NJ	3/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2010	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Truth in Lending Act (Early TIL Disclosure): Fees, other than for a credit report, charged before early TIL disclosure received by borrower.								Loan Review Complete
170065557	XXX	$XXX	MA	4/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2010.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,352.42 is underdisclosed from calculated Finance Charge of $183,477.43 in the amount of $125.01.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065558	XXX	$XXX	NY	3/XX/2010	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2010									Loan Review Complete
170065559	XXX	$XXX	OK	4/XX/2010	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170065560	XXX	$XXX	FL	4/XX/2010	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2010									Loan Review Complete
170065561	XXX	$XXX	VA	4/XX/2010	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170065562	XXX	$XXX	GA	4/XX/2010	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2010	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063927	XXX	$XXX	NJ	4/XX/2010	Primary	Refinance Rate/Term			Yes	Yes		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170063933	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170063928	XXX	$XXX	NY	4/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170063934	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063936	XXX	$XXX	NY	5/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2010.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,766.54 is underdisclosed from calculated Finance Charge of $179,891.42 in the amount of $124.88.
EXCEPTION INFO: TIL Itemization did not disclose the subordination fee of $125 as prepaid finance charge.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063935	XXX	$XXX	MD	4/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170063937	XXX	$XXX	CT	6/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2010	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2010, prior to three (3) business days from transaction date of 06/XX/2010.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063939	XXX	$XXX	VA	6/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170063941	XXX	$XXX	CA	6/XX/2010	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,004.72 is underdisclosed from calculated Finance Charge of $293,467.44 in the amount of $462.72.
																	EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170063943	XXX	$XXX	MD	6/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,190.63 is underdisclosed from calculated Finance Charge of $100,230.49 in the amount of $39.86.
																	EXCEPTION INFO: TIL itemization did not disclose an Subordination recording fee of $40 as prepaid finance charge								Loan Review Complete
170063947	XXX	$XXX	FL	7/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170063949	XXX	$XXX	CA	7/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2010	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2010.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	[1] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Cleared with HUD provided.							Loan Review Complete
170063951	XXX	$XXX	IL	7/XX/2010	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.								Loan Review Complete
170063955	XXX	$XXX	MI	7/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170063956	XXX	$XXX	IN	8/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2010	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170063957	XXX	$XXX	SC	8/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2010

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.								Loan Review Complete
170063958	XXX	$XXX	CA	7/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2010	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2010, prior to three (3) business days from transaction date of 07/XX/2010.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
170063959	XXX	$XXX	MA	7/XX/2010	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable								Loan Review Complete
170063961	XXX	$XXX	FL	8/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.								Loan Review Complete
170063965	XXX	$XXX	NJ	8/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] General - Incomplete Document: Right to Cancel (RTC) is incomplete
EXCEPTION INFO: RTC appears final, but is not signed nor dated by the borrower.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2010, prior to three (3) business days from transaction date of 08/XX/2010.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
170063966	XXX	$XXX	IL	8/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,651.85 is underdisclosed from calculated Finance Charge of $170,708.71 in the amount of $56.86.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170063969	XXX	$XXX	AL	8/XX/2010	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170063972	XXX	$XXX	FL	9/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2010, prior to three (3) business days from transaction date of 09/XX/2010.								Loan Review Complete
170063974	XXX	$XXX	IL	10/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170063970	XXX	$XXX	PA	10/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170063975	XXX	$XXX	CA	10/XX/2010	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170063976	XXX	$XXX	FL	10/XX/2010	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170063977	XXX	$XXX	MN	10/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2010	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063978	XXX	$XXX	NY	9/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063979	XXX	$XXX	FL	10/XX/2010	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2010									Loan Review Complete
170063982	XXX	$XXX	DC	11/XX/2010	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170063980	XXX	$XXX	IL	11/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2010

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Truth in Lending Act (Early TIL Disclosure): Fees, other than for a credit report, charged before early TIL disclosure received by borrower.								Loan Review Complete
170063981	XXX	$XXX	OR	11/XX/2010	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063983	XXX	$XXX	NY	11/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170063985	XXX	$XXX	IN	11/XX/2010	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170063987	XXX	$XXX	CA	10/XX/2010	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170063989	XXX	$XXX	CA	11/XX/2010	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170063988	XXX	$XXX	WA	11/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2010.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170063991	XXX	$XXX	IN	12/XX/2010	Investment	Refinance Rate/Term			No	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Loan Review Complete
170063990	XXX	$XXX	PA	11/XX/2010	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170063993	XXX	$XXX	MD	11/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 09/XX/2010	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170063994	XXX	$XXX	MO	12/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2010	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063999	XXX	$XXX	FL	11/XX/2010	Primary	Purchase	No	No	2	2	[3] Miscellaneous - Credit Exception: EXCEPTION INFO: Notary dated their signature 4/XX however the loan closed 11/XX	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170063995	XXX	$XXX	NC	11/XX/2010	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
170063996	XXX	$XXX	PA	12/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2010	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170064001	XXX	$XXX	VA	12/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
170064002	XXX	$XXX	GA	12/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2010.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064004	XXX	$XXX	CA	1/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
170064003	XXX	$XXX	FL	12/XX/2010	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2010	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
170064009	XXX	$XXX	TN	2/XX/2011	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2010.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
170064006	XXX	$XXX	WA	1/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,572.52 is underdisclosed from calculated Finance Charge of $133,673.02 in the amount of $100.50.
EXCEPTION INFO: TIL itemization did not disclose a PIW fee of $75.00 or a tax cert fee of $35.00 as a prepaid finance charge.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170064010	XXX	$XXX	TX	1/XX/2011	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2011									Loan Review Complete
170064013	XXX	$XXX	PA	2/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170064011	XXX	$XXX	CA	2/XX/2011	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,888.33 is underdisclosed from calculated Finance Charge of $320,911.14 in the amount of $3,022.81.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170064015	XXX	$XXX	IL	3/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2011	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,287.14 is underdisclosed from calculated Finance Charge of $257,323.82 in the amount of $36.68.
																	EXCEPTION INFO: Under disclosure is fee related due to TIL Itemization not disclosing a Subordination Recording Fee of $36.75.								Loan Review Complete
170064016	XXX	$XXX	WA	3/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2011	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170064017	XXX	$XXX	CA	3/XX/2011	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2011									Loan Review Complete
170064012	XXX	$XXX	MI	1/XX/2011	Second Home	Refinance Rate/Term	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2010.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064018	XXX	$XXX	FL	3/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170064020	XXX	$XXX	CT	3/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2011	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064021	XXX	$XXX	CA	4/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064023	XXX	$XXX	FL	4/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2011	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064024	XXX	$XXX	NJ	4/XX/2011	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.								Loan Review Complete
170064029	XXX	$XXX	NJ	5/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2011.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064027	XXX	$XXX	NJ	4/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2011.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064030	XXX	$XXX	IL	5/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2011.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064034	XXX	$XXX	FL	4/XX/2011	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170064035	XXX	$XXX	ID	5/XX/2011	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170064037	XXX	$XXX	FL	6/XX/2011	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,638.44 is underdisclosed from calculated Finance Charge of $152,747.06 in the amount of $108.62.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064038	XXX	$XXX	MD	6/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

																	[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.								Loan Review Complete
170064039	XXX	$XXX	CT	6/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.								Loan Review Complete
170064040	XXX	$XXX	NY	6/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170064043	XXX	$XXX	NY	7/XX/2011	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge of 5% exceeds NY state maximum of 2%.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064042	XXX	$XXX	NY	7/XX/2011	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds maximum 2% per state (NY.)

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170064041	XXX	$XXX	NY	7/XX/2011	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge of 5% exceeds NY state maximum of 2%.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064044	XXX	$XXX	NY	7/XX/2011	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY.)								Loan Review Complete
170064045	XXX	$XXX	DE	7/XX/2011	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064046	XXX	$XXX	OR	6/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2011.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064047	XXX	$XXX	OH	6/XX/2011	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170064049	XXX	$XXX	MN	7/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064050	XXX	$XXX	NJ	8/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,924.04 is underdisclosed from calculated Finance Charge of $235,133.79 in the amount of $209.75.
																	EXCEPTION INFO: The TIL itemization did not disclose title service charges of $210 as a prepaid finance charge.								Loan Review Complete
170064054	XXX	$XXX	NY	7/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064048	XXX	$XXX	MD	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA (2010) - Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.								Loan Review Complete
170064052	XXX	$XXX	MD	7/XX/2011	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2011									Loan Review Complete
170064051	XXX	$XXX	FL	7/XX/2011	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170064055	XXX	$XXX	NY	7/XX/2011	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

																	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.								Loan Review Complete
170064056	XXX	$XXX	OH	7/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2011

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.								Loan Review Complete
170064058	XXX	$XXX	AZ	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064061	XXX	$XXX	NY	9/XX/2011	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge of 5% exceed 2% max per State (NY)

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170064060	XXX	$XXX	FL	8/XX/2011	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170064062	XXX	$XXX	VA	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2011

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																	EXCEPTION INFO: Servicing disclosure provided 7/XX/2011								Loan Review Complete
170064059	XXX	$XXX	MS	8/XX/2011	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2011 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170064066	XXX	$XXX	WI	9/XX/2011	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.								Loan Review Complete
170064064	XXX	$XXX	MN	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064070	XXX	$XXX	FL	9/XX/2011	Second Home	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170064075	XXX	$XXX	MD	11/XX/2011	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.								Loan Review Complete
170064076	XXX	$XXX	CA	10/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

																	[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.								Loan Review Complete
170064079	XXX	$XXX	LA	11/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2011 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064080	XXX	$XXX	MO	12/XX/2011	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
170064085	XXX	$XXX	IL	1/XX/2012	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064084	XXX	$XXX	IL	1/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,048.70 is underdisclosed from calculated Finance Charge of $130,148.12 in the amount of $1,099.42.
EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064087	XXX	$XXX	NY	1/XX/2012	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.								Loan Review Complete
170064091	XXX	$XXX	FL	2/XX/2012	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170064086	XXX	$XXX	AL	1/XX/2012	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170064092	XXX	$XXX	CA	2/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170064098	XXX	$XXX	AL	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2012

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.								Loan Review Complete
170064096	XXX	$XXX	WI	2/XX/2012	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170064097	XXX	$XXX	VA	2/XX/2012	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2011.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.								Loan Review Complete
170064099	XXX	$XXX	IL	2/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,596.76 is underdisclosed from calculated Finance Charge of $186,925.60 in the amount of $328.84.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
170064101	XXX	$XXX	FL	3/XX/2012	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170064100	XXX	$XXX	NH	2/XX/2012	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170064102	XXX	$XXX	GA	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170064108	XXX	$XXX	FL	4/XX/2012	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,634.80 is underdisclosed from calculated Finance Charge of $66,984.77 in the amount of $349.97.
																	EXCEPTION INFO: Unable to determine underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170064110	XXX	$XXX	CA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064115	XXX	$XXX	KS	5/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170064112	XXX	$XXX	NJ	3/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011): The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.								Loan Review Complete
170064109	XXX	$XXX	MN	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064117	XXX	$XXX	HI	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170064113	XXX	$XXX	NC	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064118	XXX	$XXX	DE	4/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170064121	XXX	$XXX	IL	4/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2012.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $32,466.42 is underdisclosed from calculated Finance Charge of $32,632.83 in the amount of $166.41.
EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064120	XXX	$XXX	NJ	5/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170064124	XXX	$XXX	TN	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.								Loan Review Complete
170064125	XXX	$XXX	VA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2012

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.								Loan Review Complete
170064126	XXX	$XXX	AZ	5/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170064128	XXX	$XXX	FL	4/XX/2012	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Security Instrument is not signed by borrower(s).

[3] Closing / Title - The Note has not been signed by the borrower(s).	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170062133	XXX	$XXX	GA	6/XX/2012	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062135	XXX	$XXX	NJ	5/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,185.44 is underdisclosed from calculated Finance Charge of $186,293.26 in the amount of $107.82.
																	EXCEPTION INFO: Itemization of Amount Financed does not reflect the following fee's which are present on final HUD-1: CPL fee $25; Subordination Recording fee $83.								Loan Review Complete
170062136	XXX	$XXX	OH	6/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.								Loan Review Complete
170062139	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,745.98 is underdisclosed from calculated Finance Charge of $193,177.09 in the amount of $431.11.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062145	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170062147	XXX	$XXX	CA	6/XX/2012	Investment	Refinance Rate/Term			No	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Loan Review Complete
170062146	XXX	$XXX	FL	7/XX/2012	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062150	XXX	$XXX	CO	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012
REVIEWER - GENERAL COMMENT (2019-04-05): Unable to clear exception with documentation that was provided. Appraisal received is for 2003 loan.	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,330.69 is underdisclosed from calculated Finance Charge of $109,530.50 in the amount of $199.81.
																	EXCEPTION INFO: TIL Itemization did not disclose the subordination recording fee of $36 as a prepaid finance charge.								Loan Review Complete
170062148	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.								Loan Review Complete
170062152	XXX	$XXX	CA	7/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170062151	XXX	$XXX	TX	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2012.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062154	XXX	$XXX	MN	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.								Loan Review Complete
170062157	XXX	$XXX	GA	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,719.77 is underdisclosed from calculated Finance Charge of $74,763.03 in the amount of $43.26.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $2,447.75 and final HUD reflects $2,491.13.								Loan Review Complete
170062159	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $327,442.41 is underdisclosed from calculated Finance Charge of $327,477.80 in the amount of $35.39.
EXCEPTION INFO: TIL itemization did not disclose the subordination fee of $35.50 as prepaid finance
																	charge								Loan Review Complete
170062165	XXX	$XXX	IN	7/XX/2012	Investment	Refinance Rate/Term			No	Yes		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170062164	XXX	$XXX	OH	7/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170062168	XXX	$XXX	FL	8/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170062169	XXX	$XXX	NY	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062171	XXX	$XXX	CA	8/XX/2012	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,860.23 is underdisclosed from calculated Finance Charge of $97,010.67 in the amount of $150.44.
																	EXCEPTION INFO: The fee itemization did not disclose a lender inspection fee of $150 as a prepaid finance charge.								Loan Review Complete
170062182	XXX	$XXX	FL	10/XX/2012	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,217.53 is underdisclosed from calculated Finance Charge of $210,455.58 in the amount of $238.05.
																	EXCEPTION INFO: HUD did not reflect $200 credit report fee								Loan Review Complete
170062181	XXX	$XXX	CA	10/XX/2012	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170062183	XXX	$XXX	IN	10/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.								Loan Review Complete
170062174	XXX	$XXX	IL	9/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,749.80 is underdisclosed from calculated Finance Charge of $52,157.77 in the amount of $407.97.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170062188	XXX	$XXX	TX	10/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170062184	XXX	$XXX	CA	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,075.97 is underdisclosed from calculated Finance Charge of $237,744.20 in the amount of $668.23.								Loan Review Complete
170062175	XXX	$XXX	FL	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062208	XXX	$XXX	TX	12/XX/2012	Primary	Purchase	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170062211	XXX	$XXX	FL	11/XX/2012	Second Home	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170062210	XXX	$XXX	CT	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170062209	XXX	$XXX	WA	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,737.28 is underdisclosed from calculated Finance Charge of $92,953.68 in the amount of $216.40.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170058961	XXX	$XXX	CA	12/XX/2012	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170058968	XXX	$XXX	PA	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.								Loan Review Complete
170058971	XXX	$XXX	IL	1/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,551.32 is underdisclosed from calculated Finance Charge of $159,871.80 in the amount of $320.48.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170058970	XXX	$XXX	NY	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170058993	XXX	$XXX	NY	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state NY.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.								Loan Review Complete
170058972	XXX	$XXX	UT	12/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170058997	XXX	$XXX	FL	2/XX/2013	Second Home	Refinance Rate/Term	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170058994	XXX	$XXX	MN	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.								Loan Review Complete
170059002	XXX	$XXX	PA	2/XX/2013	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170059015	XXX	$XXX	MI	3/XX/2013	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.53700% is underdisclosed from calculated APR of 4.75072% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $57,173.57 is underdisclosed from calculated Finance Charge of $58,859.20 in the amount of $1,685.63.
EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059016	XXX	$XXX	UT	1/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.								Loan Review Complete
170059003	XXX	$XXX	TX	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2006

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059018	XXX	$XXX	FL	2/XX/2013	Second Home	Purchase			No	No		1			1										Loan Review Complete
170059017	XXX	$XXX	FL	2/XX/2013	Second Home	Refinance Rate/Term	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2013.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059019	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059043	XXX	$XXX	FL	4/XX/2013	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170059063	XXX	$XXX	CA	5/XX/2013	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170059065	XXX	$XXX	FL	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.								Loan Review Complete
170059064	XXX	$XXX	FL	5/XX/2013	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,514.68 is underdisclosed from calculated Finance Charge of $209,001.90 in the amount of $1,487.22.
EXCEPTION INFO: Itemization of finance did not disclose a application fee for the amount of $525, commitment fee of $375, courier fee of $7.50, flood fee of $18, origination fee of $350, Mers fee of $11.95, closing fee of $1,005 and tax service fee of $79 to the prepaid finance cost.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170059075	XXX	$XXX	IL	4/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170059078	XXX	$XXX	NY	4/XX/2013	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170059076	XXX	$XXX	VA	5/XX/2013	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170059092	XXX	$XXX	PA	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
170059098	XXX	$XXX	CA	6/XX/2013	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170059095	XXX	$XXX	GA	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,133.94 is underdisclosed from calculated Finance Charge of $72,432.57 in the amount of $298.63.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
170059099	XXX	$XXX	MN	6/XX/2013	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170059113	XXX	$XXX	NY	6/XX/2013	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170059130	XXX	$XXX	TX	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2013, prior to three (3) business days from transaction date of 05/XX/2013.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059100	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170059131	XXX	$XXX	TX	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,731.16 is underdisclosed from calculated Finance Charge of $69,854.66 in the amount of $123.50.
EXCEPTION INFO: TIL itemization did not disclose a doc prep fee of $125 as a prepaid finance charge.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170059136	XXX	$XXX	CA	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2013.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059132	XXX	$XXX	NY	6/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2012.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170059133	XXX	$XXX	NJ	6/XX/2013	Investment	Refinance UTD	No	No	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2012. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170059137	XXX	$XXX	PA	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170059149	XXX	$XXX	DC	6/XX/2013	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
170059150	XXX	$XXX	OH	7/XX/2013	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.								Loan Review Complete
170059151	XXX	$XXX	AZ	5/XX/2013	Second Home	Refinance Rate/Term	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170059152	XXX	$XXX	MS	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170059156	XXX	$XXX	FL	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,038.31 is underdisclosed from calculated Finance Charge of $207,076.48 in the amount of $2,038.17.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $160.02 and final
																	HUD reflects $2198.27								Loan Review Complete
170059154	XXX	$XXX	MD	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170059166	XXX	$XXX	VA	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170059174	XXX	$XXX	TX	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059178	XXX	$XXX	MO	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170058836	XXX	$XXX	FL	7/XX/2013	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170058842	XXX	$XXX	WI	7/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058840	XXX	$XXX	GA	7/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013									Loan Review Complete
170058839	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,521.54 is underdisclosed from calculated Finance Charge of $69,586.34 in the amount of $64.80.
																	EXCEPTION INFO: TIL Itemization disclose the closing fee of $500, the HUD-1 reflects $574.93 as a prepaid finance charge.								Loan Review Complete
170059164	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059175	XXX	$XXX	CA	7/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
170058847	XXX	$XXX	TX	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2013.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170058843	XXX	$XXX	WA	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,535.34 is underdisclosed from calculated Finance Charge of $117,722.51 in the amount of $187.17.
																	EXCEPTION INFO: TIL Itemization did not disclose a Subordination Recording fee of $75 as a prepaid finance charge.								Loan Review Complete
170058848	XXX	$XXX	DC	8/XX/2013	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170058850	XXX	$XXX	VA	8/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058849	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,634.85 is underdisclosed from calculated Finance Charge of $88,679.73 in the amount of $44.88.
																	EXCEPTION INFO: TIL Itemization did not disclose a recording service fee of $45 as a prepaid finance charge.								Loan Review Complete
170058851	XXX	$XXX	SC	8/XX/2013	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170058855	XXX	$XXX	WI	8/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.								Loan Review Complete
170058856	XXX	$XXX	OH	8/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2013.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,494.33 is underdisclosed from calculated Finance Charge of $92,723.77 in the amount of $1,229.44.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $949.80 and final
HUD reflects $2179.18

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
170058857	XXX	$XXX	MD	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170058862	XXX	$XXX	NJ	7/XX/2013	Primary	Refinance Rate/Term	Tested	Yes	Yes	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,899.51 is underdisclosed from calculated Finance Charge of $171,028.91 in the amount of $129.40.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing HUD addendum								Loan Review Complete
170058873	XXX	$XXX	NJ	7/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062256	XXX	$XXX	OH	9/XX/2013	Investment	Refinance Rate/Term			No	Yes		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013									Loan Review Complete
170062276	XXX	$XXX	FL	9/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062272	XXX	$XXX	CT	9/XX/2013	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062280	XXX	$XXX	MI	9/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170062285	XXX	$XXX	CA	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2013.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062305	XXX	$XXX	KY	10/XX/2013	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062301	XXX	$XXX	FL	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062304	XXX	$XXX	TX	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170062295	XXX	$XXX	AZ	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
EXCEPTION INFO: Missing page three of the HUD.

[2] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
EXCEPTION INFO: Missing page three of the HUD.

[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
EXCEPTION INFO: Missing page three of the HUD.

[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
EXCEPTION INFO: Missing page three of the HUD.

[2] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
EXCEPTION INFO: Missing page three of the HUD.

[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
EXCEPTION INFO: Missing page three of the HUD.

[2] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
EXCEPTION INFO: Missing page three of the HUD.

[2] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
EXCEPTION INFO: Missing page three of the HUD.

[2] Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
EXCEPTION INFO: Missing page three of the HUD.

[2] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
EXCEPTION INFO: Missing page three of the HUD.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2013.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
EXCEPTION INFO: Missing page three of the HUD.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.
EXCEPTION INFO: Missing page three of the HUD.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
EXCEPTION INFO: Missing page three of the HUD.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
EXCEPTION INFO: Missing page three of the HUD.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
EXCEPTION INFO: Missing page three of the HUD.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
EXCEPTION INFO: Missing page three of the HUD.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $78,087.07 is underdisclosed from calculated Finance Charge of $78,256.29 in the amount of $169.22.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max Five Year Date on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Unable to determine if the Max First Five Years Principal and Interest Payment on the Final TIL matches the Max Five Year Principal and Interest Payment on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Unable to test the Max Ever Escrow Payment on the loan due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2013 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2013.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD, exception cleared.

[1] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, exception cleared.

[1] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD, exception cleared.							Loan Review Complete
170062308	XXX	$XXX	MN	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170062326	XXX	$XXX	FL	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,865.37 is underdisclosed from calculated Finance Charge of $135,866.25 in the amount of $1,000.88.
EXCEPTION INFO: TIL Itemization did not disclose the correct origination fee of $875.45 as prepaid finance charges.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062307	XXX	$XXX	TX	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013 [3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170062316	XXX	$XXX	MN	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170062331	XXX	$XXX	AL	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2013.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062330	XXX	$XXX	MI	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062334	XXX	$XXX	MI	11/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062327	XXX	$XXX	TX	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
170062337	XXX	$XXX	PA	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170062335	XXX	$XXX	NY	11/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062352	XXX	$XXX	LA	12/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062354	XXX	$XXX	MN	12/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower at closing.
EXCEPTION INFO: Initial escrow disclosure was signed on 5/XX however the mortgage was signed on 5/XX

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062357	XXX	$XXX	IN	12/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,073.47 is underdisclosed from calculated Finance Charge of $235,271.37 in the amount of $197.90.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062353	XXX	$XXX	FL	12/XX/2013	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2013.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062359	XXX	$XXX	NJ	1/XX/2014	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $38,895.73 is underdisclosed from calculated Finance Charge of $38,978.74 in the amount of $83.01.
																	EXCEPTION INFO: The TIL itemization did not disclose a subordination recording fee of $83 as a prepaid finance charge.								Loan Review Complete
170062363	XXX	$XXX	GA	1/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170062364	XXX	$XXX	MI	1/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170062367	XXX	$XXX	GA	1/XX/2014	Investment	Refinance Rate/Term	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2014

																[3] Application / Processing - Missing Document: Guarantor Agreement not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170062366	XXX	$XXX	CO	1/XX/2014	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Purchase contract date not provided.	[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,155.49 is underdisclosed from calculated Finance Charge of $87,285.97 in the amount of $1,130.48.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of the seller credit on line 209 of the HUD.								Loan Review Complete
170062368	XXX	$XXX	FL	1/XX/2014	Investment	Refinance Rate/Term			No	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170062369	XXX	$XXX	TN	1/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170062370	XXX	$XXX	LA	1/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170062373	XXX	$XXX	FL	1/XX/2014	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062374	XXX	$XXX	LA	1/XX/2014	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062378	XXX	$XXX	CA	1/XX/2014	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062376	XXX	$XXX	FL	1/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2014	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2013.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062379	XXX	$XXX	OH	12/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170062381	XXX	$XXX	FL	1/XX/2014	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2014, prior to three (3) business days from transaction date of 01/XX/2014.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

[2] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.

[2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062382	XXX	$XXX	CT	1/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062385	XXX	$XXX	TX	1/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170062380	XXX	$XXX	NJ	1/XX/2014	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,236.46 is underdisclosed from calculated Finance Charge of $190,727.30 in the amount of $490.84.
EXCEPTION INFO: This is the lender credit

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062387	XXX	$XXX	FL	1/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
170062388	XXX	$XXX	FL	2/XX/2014	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170062396	XXX	$XXX	CT	2/XX/2014	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062391	XXX	$XXX	NJ	2/XX/2014	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2013	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170062404	XXX	$XXX	PA	1/XX/2014	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062407	XXX	$XXX	NH	2/XX/2014	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170062408	XXX	$XXX	FL	2/XX/2014	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064575	XXX	$XXX	NY	3/XX/1997	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1997 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064583	XXX	$XXX	IA	5/XX/2000	Primary	Purchase	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064580	XXX	$XXX	TX	4/XX/2000	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064584	XXX	$XXX	LA	7/XX/2000	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - The Note has not been signed by the borrower(s).
EXCEPTION INFO: Missing signature page	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064598	XXX	$XXX	MO	2/XX/2001	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2000.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064599	XXX	$XXX	TX	11/XX/2000	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2000.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064621	XXX	$XXX	TX	2/XX/2002	Primary	Purchase			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.								Loan Review Complete
170064636	XXX	$XXX	OR	7/XX/2002	Investment	Purchase			No	No		2			2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.								Loan Review Complete
170064624	XXX	$XXX	NY	3/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,541.66 is underdisclosed from calculated Finance Charge of $87,916.15 in the amount of $374.49.
																	EXCEPTION INFO: TIL Itemization did not disclose an Attorney fee of $375 as a prepaid finance charge.								Loan Review Complete
170064648	XXX	$XXX	AZ	9/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170064654	XXX	$XXX	CA	10/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170064679	XXX	$XXX	TX	1/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,196.26 is underdisclosed from calculated Finance Charge of $218,356.02 in the amount of $159.76.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.								Loan Review Complete
170064692	XXX	$XXX	TX	2/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.								Loan Review Complete
170061879	XXX	$XXX	PA	12/XX/2003	Primary	Refinance Cash-out - Other	Tested	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Closing / Title - Missing Document: HUD-1 Addendum not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064720	XXX	$XXX	TX	4/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2003

																[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170061877	XXX	$XXX	AL	12/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170061888	XXX	$XXX	FL	3/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170061928	XXX	$XXX	OK	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170061939	XXX	$XXX	NY	4/XX/2005	Investment	Purchase			No	No		1			1										Loan Review Complete
170061952	XXX	$XXX	NY	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY)

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,953.69 is underdisclosed from calculated Finance Charge of $75,074.94 in the amount of $121.25.
																	EXCEPTION INFO: TIL Itemization did not disclose the $125 recording service fee as prepaid finance charges								Loan Review Complete
170061947	XXX	$XXX	OH	4/XX/2005	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.63800% is underdisclosed from calculated APR of 9.97963% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,352.31 is underdisclosed from calculated Finance Charge of $234,755.55 in the amount of $38,403.24.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170061945	XXX	$XXX	IA	5/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170061953	XXX	$XXX	NY	6/XX/2005	Primary	Purchase	No	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for (NY) is 2% - note states the lesser of 5%								Loan Review Complete
170061958	XXX	$XXX	NY	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061960	XXX	$XXX	FL	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061973	XXX	$XXX	MD	9/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170061979	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061981	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061984	XXX	$XXX	NY	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.								Loan Review Complete
170061974	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,202.47 is underdisclosed from calculated Finance Charge of $202,482.12 in the amount of $279.65.
																	REVIEWER - GENERAL COMMENT (2019-03-19): can not determine cause of under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061980	XXX	$XXX	MD	10/XX/2005	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061986	XXX	$XXX	CT	6/XX/2005	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170061992	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062012	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170062013	XXX	$XXX	VA	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062034	XXX	$XXX	NY	4/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds the 2% maximum for NY

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $954,472.92 is underdisclosed from calculated Finance Charge of $955,435.26 in the amount of $962.34.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $10870.55 and final
																	HUD reflects $11815.81								Loan Review Complete
170062016	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062015	XXX	$XXX	NY	3/XX/2006	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge of 5% exceeds state (NY) limit of 2%.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062037	XXX	$XXX	VA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062039	XXX	$XXX	IL	5/XX/2006	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062083	XXX	$XXX	TN	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062040	XXX	$XXX	FL	6/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170062085	XXX	$XXX	TX	5/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062086	XXX	$XXX	FL	6/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170062087	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062088	XXX	$XXX	WV	4/XX/2006	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170062091	XXX	$XXX	TX	8/XX/2006	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170062089	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
																	dated by borrower so cannot confirm that borrower received								Loan Review Complete
170062093	XXX	$XXX	NJ	6/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	Yes		1			1										Loan Review Complete
170062095	XXX	$XXX	MA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (MA) - max late charge for MA is 3% - note states 5%

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $672,107.31 is underdisclosed from calculated Finance Charge of $672,182.06 in the amount of $74.75.
																	EXCEPTION INFO: TIL itemization did not disclose a release fee of $75 as prepaid finance charge								Loan Review Complete
170062111	XXX	$XXX	MI	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,933.03 is underdisclosed from calculated Finance Charge of $102,017.83 in the amount of $84.80.
																	EXCEPTION INFO: TIL itemizaiton did not including a Title courier fee of $60 or wire fee of $25 in the prepaid amount financed.								Loan Review Complete
170062109	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,667.42 is underdisclosed from calculated Finance Charge of $263,862.47 in the amount of $195.05.
																	EXCEPTION INFO: Itemization of amount financed does not include a $106 title courier fee, a $51 release tracking fee, and a $38 E-doc fee as prepaid finance charges.								Loan Review Complete
170062110	XXX	$XXX	AR	8/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170062112	XXX	$XXX	PA	9/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170062125	XXX	$XXX	FL	10/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062519	XXX	$XXX	TN	9/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170062131	XXX	$XXX	NJ	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170062539	XXX	$XXX	FL	11/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062540	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170062572	XXX	$XXX	IN	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170062573	XXX	$XXX	PA	12/XX/2006	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062575	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062574	XXX	$XXX	OH	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,006.26 is underdisclosed from calculated Finance Charge of $180,271.44 in the amount of $1,265.18.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170062576	XXX	$XXX	IL	1/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062577	XXX	$XXX	MA	12/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170062581	XXX	$XXX	NH	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062582	XXX	$XXX	MI	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170062583	XXX	$XXX	IA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170062584	XXX	$XXX	CT	6/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170062585	XXX	$XXX	PA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170062589	XXX	$XXX	TX	1/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062615	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062611	XXX	$XXX	NY	3/XX/2007	Primary	Purchase			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).								Loan Review Complete
170062612	XXX	$XXX	AZ	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062618	XXX	$XXX	OH	3/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062619	XXX	$XXX	WI	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062620	XXX	$XXX	IL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.32050% is underdisclosed from calculated APR of 7.93582% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,043.87 is underdisclosed from calculated Finance Charge of $299,017.62 in the amount of $15,973.75.
																	EXCEPTION INFO: The Lender’s TIL does not reflect a monthly MI premium paid by the Borrower, however, the MIC indicates Borrower paid MI resulting in the audited TIL showing MI dropping off after 118 months.								Loan Review Complete
170062621	XXX	$XXX	ME	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062622	XXX	$XXX	OH	4/XX/2007	Primary	Purchase	No	No	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure at the time of closing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $430,024.38 is underdisclosed from calculated Finance Charge of $432,914.01 in the amount of $2,889.63.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $19.95 and final HUD reflects $2909.58.								Loan Review Complete
170062625	XXX	$XXX	FL	3/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170062626	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062628	XXX	$XXX	MD	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062633	XXX	$XXX	NY	3/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062638	XXX	$XXX	IN	5/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062644	XXX	$XXX	NJ	5/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062639	XXX	$XXX	PA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170062658	XXX	$XXX	AZ	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170062653	XXX	$XXX	NY	4/XX/2007	Investment	Refinance Cash-out - Other	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062659	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062660	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062661	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170062663	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170062664	XXX	$XXX	MS	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170062662	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $326,166.13 is underdisclosed from calculated Finance Charge of $328,226.07 in the amount of $2,059.94.
																	EXCEPTION INFO: TIL Itemization did not disclose the broker fee of $2,482.50 as prepaid finance charges.								Loan Review Complete
170062668	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062670	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170062669	XXX	$XXX	MO	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062671	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062673	XXX	$XXX	PA	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062688	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170062672	XXX	$XXX	WV	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062687	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,002.85 is underdisclosed from calculated Finance Charge of $307,538.13 in the amount of $2,535.28.
																	EXCEPTION INFO: Itemization of amount financed does not reflect a $2250.08 origination fee as prepaid finance charges.								Loan Review Complete
170062690	XXX	$XXX	NC	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late fee exceeds the 4% maximum per state (NC)

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062692	XXX	$XXX	MI	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170062689	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,249.40 is underdisclosed from calculated Finance Charge of $154,429.98 in the amount of $180.58.
																	EXCEPTION INFO: TIL itemization did not disclose a Redraw fee of $100 and a Courier fee of $95 as prepaid finance charges.								Loan Review Complete
170062693	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170062695	XXX	$XXX	PA	7/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062694	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062696	XXX	$XXX	MI	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170062697	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062703	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170062710	XXX	$XXX	NY	7/XX/2007	Primary	Purchase	No	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds maximum 2% per state New York.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $472,443.54 is underdisclosed from calculated Finance Charge of $486,108.49 in the amount of $13,664.95.
																	EXCEPTION INFO: TIL Itemization only disclosed a delivery fee of $7.50 and MERS fee of 4.95 as prepaid finance charges. In addition, the final TIL reflected MI dropping off after 84 months, whereas the audited MI cert shows 120 months.								Loan Review Complete
170062715	XXX	$XXX	MD	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062717	XXX	$XXX	PA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,107.90 is underdisclosed from calculated Finance Charge of $94,152.45 in the amount of $44.55.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $2173.28 and final HUD reflects $2218.28								Loan Review Complete
170062716	XXX	$XXX	MN	7/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170062718	XXX	$XXX	NJ	8/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170062719	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062722	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170062730	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062731	XXX	$XXX	PA	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062732	XXX	$XXX	NC	8/XX/2007	Primary	Purchase			Yes	No		2			2		[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.								Loan Review Complete
170062733	XXX	$XXX	MA	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170062734	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,951.06 is underdisclosed from calculated Finance Charge of $223,028.98 in the amount of $77.92.
																	EXCEPTION INFO: TIL Itemization does not reflect tax service fee of $69 as prepaid finance charge.								Loan Review Complete
170062747	XXX	$XXX	OH	9/XX/2007	Primary	Purchase	No	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
170062746	XXX	$XXX	LA	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062749	XXX	$XXX	NV	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $287,012.13 is underdisclosed from calculated Finance Charge of $287,180.76 in the amount of $168.63.
																	EXCEPTION INFO: TIL Itemization did not disclose the tax service fee of $69 as prepaid finance charges.								Loan Review Complete
170062750	XXX	$XXX	OK	8/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062735	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062748	XXX	$XXX	AR	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062751	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062756	XXX	$XXX	MI	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062752	XXX	$XXX	PA	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062757	XXX	$XXX	AR	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062772	XXX	$XXX	TX	9/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062758	XXX	$XXX	WA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062771	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $347,974.67 is underdisclosed from calculated Finance Charge of $348,064.02 in the amount of $89.35.
																	EXCEPTION INFO: The under disclosure is due to the lender not including the subordination recording fee ($27.00). courier fee ($50.00) and wire fee ($12.50) in the finance charge calculations.								Loan Review Complete
170062773	XXX	$XXX	MI	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170062774	XXX	$XXX	TX	10/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062775	XXX	$XXX	AR	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170062776	XXX	$XXX	VA	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.								Loan Review Complete
170062777	XXX	$XXX	VA	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170062778	XXX	$XXX	PA	10/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062788	XXX	$XXX	AZ	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170062789	XXX	$XXX	CT	10/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170062787	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062790	XXX	$XXX	TX	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062791	XXX	$XXX	OH	10/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
170062792	XXX	$XXX	MI	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,527.00 is underdisclosed from calculated Finance Charge of $187,614.21 in the amount of $87.21.
																	EXCEPTION INFO: The under disclosure is due to the lender not including the wire fee ($25.00), courier fee ($60.00) and recording service charges ($12.50) in the finance charge calculations.								Loan Review Complete
170062793	XXX	$XXX	OH	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, exception cleared.							Loan Review Complete
170065563	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062794	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065572	XXX	$XXX	NY	9/XX/2007	Primary	Purchase	No	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY)

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065564	XXX	$XXX	TX	10/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170065570	XXX	$XXX	IN	10/XX/2007	Second Home	Purchase	No	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-04): Received appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.							Loan Review Complete
170065583	XXX	$XXX	IN	8/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170065577	XXX	$XXX	AZ	9/XX/2007	Primary	Purchase	No	No	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
REVIEWER - GENERAL COMMENT (2019-04-05): Received Final TIL, exception remains.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065585	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170065586	XXX	$XXX	IL	9/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170065588	XXX	$XXX	LA	10/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170064171	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170065587	XXX	$XXX	PA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $216,425.44 is underdisclosed from calculated Finance Charge of $216,495.44 in the amount of $70.00.
																	EXCEPTION INFO: Itemization of Amount Financed does not include the $70 Release Tracking fee in the Prepaid Finance Charges.								Loan Review Complete
170064168	XXX	$XXX	VA	8/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170064172	XXX	$XXX	AZ	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170064176	XXX	$XXX	LA	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170064177	XXX	$XXX	AL	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064178	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170064179	XXX	$XXX	PA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.								Loan Review Complete
170064180	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170064196	XXX	$XXX	TX	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170064197	XXX	$XXX	OH	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.								Loan Review Complete
170064205	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064218	XXX	$XXX	MD	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,954.10 is underdisclosed from calculated Finance Charge of $240,215.27 in the amount of $261.17.
																	EXCEPTION INFO: Itemization did not disclose the discount fee to broker of $221.37,wire fee of $10 and courier fee of $30 as prepaid finance charges								Loan Review Complete
170064203	XXX	$XXX	PA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.								Loan Review Complete
170064219	XXX	$XXX	MD	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170064220	XXX	$XXX	NJ	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170064223	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170064221	XXX	$XXX	OH	12/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.								Loan Review Complete
170064229	XXX	$XXX	DE	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170064222	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170064231	XXX	$XXX	LA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170064230	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170064232	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170064234	XXX	$XXX	FL	6/XX/2005	Primary	Construction-Permanent	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064247	XXX	$XXX	VA	1/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.								Loan Review Complete
170064245	XXX	$XXX	MD	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $241,741.56 is underdisclosed from calculated Finance Charge of $242,331.28 in the amount of $589.72.
																	EXCEPTION INFO: TIL Itemization did not disclose the broker fee of $500, the payoff/release fee of $100 or the release fee of $30 as prepaid finance charges.								Loan Review Complete
170064246	XXX	$XXX	MD	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064255	XXX	$XXX	TX	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170064254	XXX	$XXX	WA	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $296,421.13 is underdisclosed from calculated Finance Charge of $296,486.41 in the amount of $65.28.
																	EXCEPTION INFO: TIL Itemization did not disclose the Wire fee of $65.34 as a prepaid finance charge.								Loan Review Complete
170064256	XXX	$XXX	AZ	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170064257	XXX	$XXX	NE	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170064258	XXX	$XXX	MD	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170064259	XXX	$XXX	MO	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170064262	XXX	$XXX	IA	1/XX/2008	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.								Loan Review Complete
170064264	XXX	$XXX	HI	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170064273	XXX	$XXX	OK	2/XX/2008	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - Payment Stream Variance: Final Truth In Lending Disclosure has incorrect payment stream.
																	EXCEPTION INFO: Final TiL payment stream does not have the MI drop off that the MI certificate provided contains.								Loan Review Complete
170064284	XXX	$XXX	OH	3/XX/2008	Primary	Purchase			No	Yes		2			2		[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.								Loan Review Complete
170064288	XXX	$XXX	LA	5/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170064292	XXX	$XXX	FL	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $313,677.67 is underdisclosed from calculated Finance Charge of $314,290.36 in the amount of $612.69.
EXCEPTION INFO: The lender failed to include the Mortgage Insurance application fee in the prepaid finance charges.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170064293	XXX	$XXX	FL	5/XX/2008	Investment	Refinance Cash-out - Other	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170064300	XXX	$XXX	PA	10/XX/2006	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064301	XXX	$XXX	AL	1/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064302	XXX	$XXX	NY	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.								Loan Review Complete
170064303	XXX	$XXX	MI	3/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064304	XXX	$XXX	WI	5/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064306	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064305	XXX	$XXX	OK	6/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064308	XXX	$XXX	FL	3/XX/2008	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064307	XXX	$XXX	MA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.								Loan Review Complete
170064310	XXX	$XXX	PA	4/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period less than 15 day minimum per state (PA)

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064309	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2007.								Loan Review Complete
170064311	XXX	$XXX	MA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064312	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.								Loan Review Complete
170064313	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 10/XX/2006 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064315	XXX	$XXX	NH	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2006 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.								Loan Review Complete
170064314	XXX	$XXX	CA	11/XX/2006	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064316	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2006 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Mortgagors requirement to maintain adequate insurance at the mortgagor's own expense, Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064317	XXX	$XXX	MN	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064318	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.								Loan Review Complete
170064319	XXX	$XXX	NY	12/XX/2006	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064320	XXX	$XXX	IN	1/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064321	XXX	$XXX	NJ	1/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.								Loan Review Complete
170064322	XXX	$XXX	NY	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.								Loan Review Complete
170064324	XXX	$XXX	AZ	4/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064325	XXX	$XXX	NY	5/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064326	XXX	$XXX	IL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064323	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064327	XXX	$XXX	VA	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Guarantor Agreement not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064329	XXX	$XXX	MD	6/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064328	XXX	$XXX	NH	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064330	XXX	$XXX	PA	6/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064332	XXX	$XXX	VA	8/XX/2007	UTD	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.							Loan Review Complete
170064331	XXX	$XXX	MA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.								Loan Review Complete
170064333	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170064335	XXX	$XXX	NJ	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.								Loan Review Complete
170064337	XXX	$XXX	NY	9/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064334	XXX	$XXX	MO	9/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064336	XXX	$XXX	LA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170064338	XXX	$XXX	HI	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.	[1] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2007
REVIEWER - CLEARED COMMENT (2019-04-05): Received Appraisal, exception cleared

[1] Closing / Title - Missing Document: Note - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received Note, exception cleared

[1] Closing / Title - Missing Document: Security Instrument not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received Security Instrument, exception cleared

[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, exception cleared.							Loan Review Complete
170064339	XXX	$XXX	PA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: no limits, except 15 for PA banks

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.	[1] Closing / Title - Missing Document: Note - Subject Lien not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received Combo Note/TIL in trailing docs

[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Combo Note/TIL in trailing docs

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Combo Note/TIL in trailing docs							Loan Review Complete
170064340	XXX	$XXX	PA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.								Loan Review Complete
170064341	XXX	$XXX	TN	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.								Loan Review Complete
170064343	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.								Loan Review Complete
170064342	XXX	$XXX	NH	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170064344	XXX	$XXX	SD	11/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064345	XXX	$XXX	MD	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 grace period is less than 15 day minimum per state MD.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.								Loan Review Complete
170064347	XXX	$XXX	NM	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.								Loan Review Complete
170064346	XXX	$XXX	NY	12/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064348	XXX	$XXX	WI	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-04): Received a copy of the final HUD-1, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received a copy of the final HUD-1, exception cleared.							Loan Review Complete
170064349	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.								Loan Review Complete
170064350	XXX	$XXX	MA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 01/XX/2008	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170064351	XXX	$XXX	NJ	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.								Loan Review Complete
170064352	XXX	$XXX	NY	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170064354	XXX	$XXX	ID	2/XX/2008	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064355	XXX	$XXX	HI	3/XX/2008	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064359	XXX	$XXX	OH	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064358	XXX	$XXX	LA	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170064357	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170064367	XXX	$XXX	NY	11/XX/2007	Primary	Purchase	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064360	XXX	$XXX	WA	4/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170064369	XXX	$XXX	NY	5/XX/1996	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1995.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,259.43 is underdisclosed from calculated Finance Charge of $99,684.15 in the amount of $424.72.
																	EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.								Loan Review Complete
170064353	XXX	$XXX	OR	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 02/XX/2008 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.								Loan Review Complete
170064356	XXX	$XXX	AZ	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.	[1] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
REVIEWER - CLEARED COMMENT (2019-04-04): Received a copy of the signed final TIL, clearing the exception.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received a copy of the final TIL, clearing the exception.							Loan Review Complete
170064368	XXX	$XXX	TX	7/XX/2006	Second Home	Purchase			No	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170064372	XXX	$XXX	FL	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170064370	XXX	$XXX	NY	1/XX/1997	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,770.26 is underdisclosed from calculated Finance Charge of $62,074.34 in the amount of $304.08.
																	EXCEPTION INFO: UNder disclosure appears to be fee related due to an Attorney fee of $400.00. Unable to determine due to TIL Itemization not breaking down fees.								Loan Review Complete
170064371	XXX	$XXX	NY	12/XX/1996	Primary	Purchase	No	No	2	2	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/1996 2 Family

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,723.61 is underdisclosed from calculated Finance Charge of $75,073.54 in the amount of $349.93.
																	EXCEPTION INFO: TIL itemization does not disclose settlement fee of $350 as prepaid finance charge.								Loan Review Complete
170064373	XXX	$XXX	OH	3/XX/1995	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1994.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064374	XXX	$XXX	NY	3/XX/1994	Primary	Purchase	No	No	2	2	[3] Closing / Title - ARM Error: Initial Rate Minimum was not provided EXCEPTION INFO: Note reflects initial rate minimum of 2.625 and margin reflects 2.75.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).								Loan Review Complete
170064375	XXX	$XXX	NJ	7/XX/1994	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/1994.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064376	XXX	$XXX	NJ	11/XX/1995	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170064380	XXX	$XXX	NY	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY.)

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
																	EXCEPTION INFO: 5% late charge exceed 2% maximum per state (NY.)								Loan Review Complete
170064379	XXX	$XXX	OK	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170064382	XXX	$XXX	FL	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064381	XXX	$XXX	NY	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170064383	XXX	$XXX	TN	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064384	XXX	$XXX	MD	3/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.								Loan Review Complete
170064385	XXX	$XXX	VA	2/XX/2009	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170064387	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%								Loan Review Complete
170064388	XXX	$XXX	NY	6/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064389	XXX	$XXX	FL	12/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064390	XXX	$XXX	NY	1/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY.)

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,018.89 is underdisclosed from calculated Finance Charge of $217,160.05 in the amount of $141.16.
																	EXCEPTION INFO: Under disclosure is fee related due to TIL Itemization not disclosing a Title Doc Prep fee of $150.00.								Loan Review Complete
170064391	XXX	$XXX	IL	6/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064393	XXX	$XXX	NY	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2006								Loan Review Complete
170064392	XXX	$XXX	FL	8/XX/2000	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2000.								Loan Review Complete
170064395	XXX	$XXX	CA	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170064394	XXX	$XXX	NY	6/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $827,779.55 is underdisclosed from calculated Finance Charge of $828,174.50 in the amount of $394.95.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2002, prior to three (3) business days from transaction date of 06/XX/2002.								Loan Review Complete
170064396	XXX	$XXX	WA	2/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064398	XXX	$XXX	CO	2/XX/2005	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170064397	XXX	$XXX	VA	1/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.								Loan Review Complete
170064400	XXX	$XXX	CT	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.								Loan Review Complete
170064404	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 2% maximum per state (NY)								Loan Review Complete
170064399	XXX	$XXX	MD	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064405	XXX	$XXX	MI	2/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170064409	XXX	$XXX	FL	2/XX/2012	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170064411	XXX	$XXX	CA	3/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170063668	XXX	$XXX	OH	4/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170063672	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170063671	XXX	$XXX	WI	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170063673	XXX	$XXX	IN	6/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2012.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $52,037.74 is underdisclosed from calculated Finance Charge of $52,077.74 in the amount of $40.00.
EXCEPTION INFO: TIL itemization did not disclose a closing protection letter fee of $35 as a prepaid finance charge. itemization only disclosed wire fees in the amount of $20, and final HUD reflects $50.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063674	XXX	$XXX	NY	4/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170063676	XXX	$XXX	TX	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

																	[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.								Loan Review Complete
170063680	XXX	$XXX	WA	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2012.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																	EXCEPTION INFO: Unable to determine due to missing initial application								Loan Review Complete
170059405	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170059418	XXX	$XXX	CA	5/XX/2013	Investment	UTD UTD	UTD	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2012. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170059406	XXX	$XXX	TX	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2012.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059415	XXX	$XXX	OR	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170065435	XXX	$XXX	TX	4/XX/1998	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/1998.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,345.80 is underdisclosed from calculated Finance Charge of $123,991.81 in the amount of $646.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of prepaid finance charges.								Loan Review Complete
170065439	XXX	$XXX	SC	9/XX/1998	Second Home	Refinance UTD	No	No	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065447	XXX	$XXX	NJ	1/XX/1999	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1999 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/1998.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/1999, prior to three (3) business days from transaction date of 01/XX/1999.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170065452	XXX	$XXX	IL	3/XX/1999	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1999.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064435	XXX	$XXX	OH	6/XX/1998	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/1997.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064436	XXX	$XXX	WA	3/XX/2001	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060173	XXX	$XXX	TX	1/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Miscellaneous Compliance - Initial TIL not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059996	XXX	$XXX	MO	8/XX/2001	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.								Loan Review Complete
170064164	XXX	$XXX	CT	4/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,678.28 is underdisclosed from calculated Finance Charge of $138,726.56 in the amount of $48.28.
																	EXCEPTION INFO: Unable to determine reason for under disclosure as the file did not contain the itemization of amount financed.								Loan Review Complete
170060300	XXX	$XXX	NJ	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059850	XXX	$XXX	NY	1/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170059935	XXX	$XXX	FL	3/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170060243	XXX	$XXX	SC	8/XX/2004	Primary	Purchase	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2004	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,618.15 is underdisclosed from calculated Finance Charge of $213,875.33 in the amount of $257.18.
																	EXCEPTION INFO: The itemization of amount financed did not include the attorney fee of $325 as a prepaid finance charge.								Loan Review Complete
170060264	XXX	$XXX	FL	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Loan Review Complete
170060863	XXX	$XXX	NY	5/XX/2005	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060864	XXX	$XXX	FL	4/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170060870	XXX	$XXX	FL	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059693	XXX	$XXX	FL	4/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170061026	XXX	$XXX	VA	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,564.72 is underdisclosed from calculated Finance Charge of $186,721.22 in the amount of $1,156.50.
EXCEPTION INFO: Unable to determine under-disclosure due to missing itemized

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

																	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170061052	XXX	$XXX	FL	11/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170060935	XXX	$XXX	NY	5/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061056	XXX	$XXX	NJ	10/XX/2005	Second Home	Refinance Cash-out - Other	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061078	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061082	XXX	$XXX	FL	12/XX/2005	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061095	XXX	$XXX	IL	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061094	XXX	$XXX	IN	9/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061096	XXX	$XXX	FL	9/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061097	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
170061118	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061620	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061621	XXX	$XXX	NY	11/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061622	XXX	$XXX	FL	11/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061695	XXX	$XXX	VA	4/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061707	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170061708	XXX	$XXX	FL	5/XX/2006	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170061759	XXX	$XXX	GA	2/XX/2006	Investment	Purchase			No	No		1			1										Loan Review Complete
170061760	XXX	$XXX	NJ	3/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061761	XXX	$XXX	SC	2/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

																	[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061786	XXX	$XXX	OH	6/XX/2006	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061790	XXX	$XXX	FL	5/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $631,215.21 is underdisclosed from calculated Finance Charge of $631,525.42 in the amount of $310.21.
																	EXCEPTION INFO: TIL Itemization did not disclose the Admin fee of $300.00 as a prepaid finance charge.								Loan Review Complete
170061835	XXX	$XXX	FL	7/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061836	XXX	$XXX	IL	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,493.42 is underdisclosed from calculated Finance Charge of $265,095.57 in the amount of $602.15.
																	EXCEPTION INFO: Fees are under disclosed in the amount of $365.31. Itemization does not list Email/E-doc Fee $45.00, Service Charges $75.00, Settlement/Closing/Escrow Fee $150.00, Support Program $20.00, Tax Service Fee (Life of Loan) $69.00, and Title Courier/Messenger Fee $40.00, which were charged on the HUD-1.								Loan Review Complete
170061839	XXX	$XXX	IA	7/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061837	XXX	$XXX	MI	7/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061841	XXX	$XXX	MI	6/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061845	XXX	$XXX	MI	6/XX/2006	Second Home	Refinance Cash-out - Home Improvement			No	No		1			1										Loan Review Complete
170061843	XXX	$XXX	MI	7/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061851	XXX	$XXX	MI	7/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170061852	XXX	$XXX	AZ	7/XX/2006	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061853	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065422	XXX	$XXX	FL	7/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170065421	XXX	$XXX	FL	8/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170065424	XXX	$XXX	SC	8/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170065420	XXX	$XXX	FL	8/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,691.53 is underdisclosed from calculated Finance Charge of $291,823.71 in the amount of $132.18.
																	EXCEPTION INFO: TIL itemization did not include $8.50 Flood fee, $85 Courier fee and $69 Tax Service fee as prepaid finance charges.								Loan Review Complete
170065425	XXX	$XXX	MO	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,540.12 is underdisclosed from calculated Finance Charge of $80,592.40 in the amount of $52.28.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $1,748.77 and final HUD reflects $1,801.27.								Loan Review Complete
170065426	XXX	$XXX	GA	8/XX/2006	Primary	Purchase			Yes	No		1			1			[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. REVIEWER - CLEARED COMMENT (2019-04-04): Received Final TIL, exception cleared.							Loan Review Complete
170065427	XXX	$XXX	WA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.	[1] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		REVIEWER - CLEARED COMMENT (2019-04-04): Received Final HUD-1, exception cleared							Loan Review Complete
170065429	XXX	$XXX	MI	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170065431	XXX	$XXX	LA	8/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,585.46 is underdisclosed from calculated Finance Charge of $224,885.61 in the amount of $300.15.
																	EXCEPTION INFO: TIL itemization did not disclose a recording service fee of $335 as prepaid finance charge.								Loan Review Complete
170061463	XXX	$XXX	VA	6/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
170061507	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170061508	XXX	$XXX	MI	8/XX/2006	Primary	Purchase			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2006									Loan Review Complete
170061512	XXX	$XXX	FL	8/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061513	XXX	$XXX	MI	8/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061514	XXX	$XXX	FL	9/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061515	XXX	$XXX	FL	9/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061580	XXX	$XXX	FL	10/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061581	XXX	$XXX	MI	9/XX/2006	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170061582	XXX	$XXX	TX	8/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063192	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Home Improvement			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170063195	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,261.62 is underdisclosed from calculated Finance Charge of $189,438.92 in the amount of $177.30.
																	EXCEPTION INFO: TIL itemization disclosed an admin fee of $490, final HUD reflects $590 as well as TIL itemization did not disclose a flood cert fee of $8.50 or a tax service fee of $69 as prepaid fiance charges.								Loan Review Complete
170063193	XXX	$XXX	WA	11/XX/2006	Investment	Purchase			No	No		1			1										Loan Review Complete
170063226	XXX	$XXX	NJ	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063240	XXX	$XXX	SC	11/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170063227	XXX	$XXX	CA	11/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063242	XXX	$XXX	NC	11/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170063239	XXX	$XXX	IN	12/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,201.84 is underdisclosed from calculated Finance Charge of $134,535.96 in the amount of $334.12.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $20, a TIEFF fee of $10, a sales disclosure fee of $15 nor a wire transfer fee of $15 as prepaid finance charges. This is offset by a $25 over disclosure of the settlement fee.								Loan Review Complete
170063241	XXX	$XXX	MO	12/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170063245	XXX	$XXX	MO	11/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065146	XXX	$XXX	FL	1/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170063272	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170065147	XXX	$XXX	FL	11/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170065148	XXX	$XXX	FL	1/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170065151	XXX	$XXX	NE	1/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170065152	XXX	$XXX	FL	1/XX/2007	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065153	XXX	$XXX	PA	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170065154	XXX	$XXX	TN	1/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170065155	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170065156	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170065157	XXX	$XXX	FL	12/XX/2006	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170065158	XXX	$XXX	MD	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $466,595.86 is underdisclosed from calculated Finance Charge of $466,675.69 in the amount of $79.83.
																	EXCEPTION INFO: TIL itemization did not disclose a release tracking fee of $100 as prepaid finance charge.								Loan Review Complete
170065214	XXX	$XXX	MO	1/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170065162	XXX	$XXX	NC	8/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170065160	XXX	$XXX	FL	11/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170065216	XXX	$XXX	MI	1/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170065215	XXX	$XXX	MO	1/XX/2007	Primary	Purchase		No	No	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170065234	XXX	$XXX	CO	2/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170065236	XXX	$XXX	NC	2/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065190	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
EXCEPTION INFO: ARM Disclosure found in file and is initialed by borrower but unable to determine when the disclosure was provided to borrower and date it was accepted by borrower. See doc  436

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170065238	XXX	$XXX	MI	2/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170065241	XXX	$XXX	IA	2/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170065237	XXX	$XXX	ME	2/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065240	XXX	$XXX	ID	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065239	XXX	$XXX	PA	2/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,180.93 is underdisclosed from calculated Finance Charge of $108,289.35 in the amount of $108.42.
																	EXCEPTION INFO: TIL Itemization did not disclose a closing protection letter fee of $35, flood certification fee of $8.50 or a tax service fee of $69 as prepaid finance charges. TIL Itemization disclosed a recording service fee of $104 while HUD reflects $100.								Loan Review Complete
170065243	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065242	XXX	$XXX	WV	2/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170065244	XXX	$XXX	IN	1/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170065245	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170065260	XXX	$XXX	NV	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170065261	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170065262	XXX	$XXX	MD	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170065263	XXX	$XXX	FL	3/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170065340	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065351	XXX	$XXX	PA	2/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170065347	XXX	$XXX	NC	2/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170065352	XXX	$XXX	SC	3/XX/2007	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170065353	XXX	$XXX	TN	3/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065356	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,411.49 is underdisclosed from calculated Finance Charge of $239,488.87 in the amount of $77.38.
																	EXCEPTION INFO: TIL itemization did not disclose a flood fee of $8.50 or tax service fee of $69 as prepaid finance charges.								Loan Review Complete
170065354	XXX	$XXX	TX	2/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170065357	XXX	$XXX	FL	2/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170061144	XXX	$XXX	MI	2/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061145	XXX	$XXX	NJ	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170061146	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061161	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061186	XXX	$XXX	AZ	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061190	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170061196	XXX	$XXX	OH	3/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $158,129.37 is underdisclosed from calculated Finance Charge of $158,214.82 in the amount of $85.45.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $2905.29 and final HUD reflects $2990.29								Loan Review Complete
170061198	XXX	$XXX	GA	4/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,496.37 is underdisclosed from calculated Finance Charge of $89,472.06 in the amount of $975.69.
																	EXCEPTION INFO: TIL Itemization did not disclose the flood cert fee of $8.50 or the tax service fee of $69 as prepaid finance charges.								Loan Review Complete
170061206	XXX	$XXX	NC	4/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170065432	XXX	$XXX	TX	5/XX/1998	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065433	XXX	$XXX	PA	5/XX/1998	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1997.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170065434	XXX	$XXX	CT	6/XX/1998	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.29600% is underdisclosed from calculated APR of 7.44206% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,665.48 is underdisclosed from calculated Finance Charge of $115,142.06 in the amount of $1,476.58.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/1998, prior to three (3) business days from transaction date of 06/XX/1998.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/1998								Loan Review Complete
170065438	XXX	$XXX	MI	7/XX/1998	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1998.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170065440	XXX	$XXX	AZ	10/XX/1998	Primary	Purchase			No	No		1			1										Loan Review Complete
170065441	XXX	$XXX	OH	9/XX/1998	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.36900% is underdisclosed from calculated APR of 7.58355% outside of 0.125% tolerance.
EXCEPTION INFO: There is a Lender credit for $1119 which is not itemized therefore excluded.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,576.03 is underdisclosed from calculated Finance Charge of $85,769.26 in the amount of $1,193.23.
																	EXCEPTION INFO: There is a Lender credit for $1119 which is not itemized therefore excluded.								Loan Review Complete
170065442	XXX	$XXX	NJ	10/XX/1998	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1998.								Loan Review Complete
170065445	XXX	$XXX	NC	11/XX/1998	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1998.								Loan Review Complete
170065446	XXX	$XXX	FL	12/XX/1998	Primary	Purchase	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065448	XXX	$XXX	CA	10/XX/1998	Primary	Purchase	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1998 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065450	XXX	$XXX	MI	4/XX/1999	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/1998.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.60300% is underdisclosed from calculated APR of 7.74615% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $30,174.29 is underdisclosed from calculated Finance Charge of $30,443.45 in the amount of $269.16.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170065449	XXX	$XXX	CA	3/XX/1999	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065451	XXX	$XXX	WI	4/XX/1999	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170065454	XXX	$XXX	KY	6/XX/1999	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065455	XXX	$XXX	MA	7/XX/1999	Primary	Purchase			No	No		1			1										Loan Review Complete
170065456	XXX	$XXX	LA	5/XX/1999	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1998.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $238,025.93 is underdisclosed from calculated Finance Charge of $238,375.79 in the amount of $349.86.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170065459	XXX	$XXX	PA	9/XX/1999	Second Home	Refinance Cash-out - Other	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/1999.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065458	XXX	$XXX	OK	8/XX/1999	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/1999.								Loan Review Complete
170065460	XXX	$XXX	IL	9/XX/1999	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $26,689.77 is underdisclosed from calculated Finance Charge of $26,810.75 in the amount of $120.98.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170065461	XXX	$XXX	MI	7/XX/1999	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170065466	XXX	$XXX	GA	3/XX/2000	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2000.								Loan Review Complete
170065467	XXX	$XXX	CA	5/XX/2000	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2000.								Loan Review Complete
170065469	XXX	$XXX	OH	1/XX/1997	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170065468	XXX	$XXX	OH	2/XX/1996	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170065470	XXX	$XXX	OH	2/XX/1997	Primary	Purchase	No	No	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,887.10 is underdisclosed from calculated Finance Charge of $180,559.09 in the amount of $1,671.99.
																	EXCEPTION INFO: Unable to determine under disclosure duet to missing itemization of amount financed.								Loan Review Complete
170065472	XXX	$XXX	MA	9/XX/1995	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170065473	XXX	$XXX	OH	12/XX/1998	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,826.73 is underdisclosed from calculated Finance Charge of $117,156.63 in the amount of $329.90.
																	EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed								Loan Review Complete
170065471	XXX	$XXX	IN	3/XX/1992	Primary	Refinance Rate/Term	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170065476	XXX	$XXX	OH	4/XX/1997	Primary	Purchase			No	No		2			2		[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
170065475	XXX	$XXX	OH	5/XX/1997	UTD	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1997 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170065474	XXX	$XXX	KY	4/XX/1996	Investment	Refinance Cash-out - Other			No	No		1			1	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170065478	XXX	$XXX	OH	6/XX/1998	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $324,859.39 is underdisclosed from calculated Finance Charge of $325,047.04 in the amount of $187.65.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
170065477	XXX	$XXX	OH	10/XX/1997	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.								Loan Review Complete
170065479	XXX	$XXX	OH	12/XX/1998	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,278.38 is underdisclosed from calculated Finance Charge of $115,332.51 in the amount of $54.13.
																	EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.								Loan Review Complete
170065485	XXX	$XXX	IN	12/XX/2000	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170065489	XXX	$XXX	AL	2/XX/2001	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,503.54 is underdisclosed from calculated Finance Charge of $85,540.94 in the amount of $37.40.
EXCEPTION INFO: TIL itemization did not disclose a courier fee of $37.50 as prepaid finance charge.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064420	XXX	$XXX	TX	6/XX/2001	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2000.								Loan Review Complete
170065492	XXX	$XXX	LA	2/XX/2001	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170064423	XXX	$XXX	TX	7/XX/2001	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170064415	XXX	$XXX	NC	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2001 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064414	XXX	$XXX	OH	5/XX/2001	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065491	XXX	$XXX	PA	2/XX/2001	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,602.13 is underdisclosed from calculated Finance Charge of $95,769.89 in the amount of $167.76.
																	EXCEPTION INFO: TIL Itemization did not disclose the $10 courier, $17 flood, $100 settlement , and $15.50 courier as prepaid finance charges.								Loan Review Complete
170064424	XXX	$XXX	NC	7/XX/2001	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064431	XXX	$XXX	WI	8/XX/2001	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064437	XXX	$XXX	PA	6/XX/1997	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,258.82 is underdisclosed from calculated Finance Charge of $111,747.10 in the amount of $488.28.
																	EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.								Loan Review Complete
170064438	XXX	$XXX	WA	9/XX/2001	Primary	Purchase			No	No		1			1										Loan Review Complete
170064439	XXX	$XXX	OH	10/XX/2001	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064440	XXX	$XXX	CT	8/XX/2001	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.								Loan Review Complete
170064443	XXX	$XXX	NY	10/XX/2001	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001.								Loan Review Complete
170064448	XXX	$XXX	NC	10/XX/2001	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064450	XXX	$XXX	CA	11/XX/2001	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.								Loan Review Complete
170064455	XXX	$XXX	PA	10/XX/2001	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2001.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2001, prior to three (3) business days from transaction date of 11/XX/2001.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170064457	XXX	$XXX	IL	11/XX/2001	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.								Loan Review Complete
170064456	XXX	$XXX	LA	12/XX/2001	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,302.12 is underdisclosed from calculated Finance Charge of $121,094.07 in the amount of $791.95.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170059993	XXX	$XXX	IN	11/XX/2001	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2001.								Loan Review Complete
170059998	XXX	$XXX	IN	3/XX/2002	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059997	XXX	$XXX	NC	3/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,577.91 is underdisclosed from calculated Finance Charge of $210,954.49 in the amount of $376.58.
																	EXCEPTION INFO: Unable to determine under-disclosure due to missing itemization.								Loan Review Complete
170060003	XXX	$XXX	CA	2/XX/2002	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170064458	XXX	$XXX	TX	1/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2001.								Loan Review Complete
170060016	XXX	$XXX	KY	5/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2002	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060011	XXX	$XXX	IL	4/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060015	XXX	$XXX	AL	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.								Loan Review Complete
170060022	XXX	$XXX	KY	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060026	XXX	$XXX	CT	6/XX/2002	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060027	XXX	$XXX	AL	6/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060030	XXX	$XXX	FL	6/XX/2002	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060029	XXX	$XXX	OK	5/XX/2002	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060024	XXX	$XXX	MD	5/XX/2002	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060035	XXX	$XXX	FL	6/XX/2002	Primary	Purchase			No	No		1			1										Loan Review Complete
170060038	XXX	$XXX	TN	7/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170060042	XXX	$XXX	WI	7/XX/2002	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.								Loan Review Complete
170060040	XXX	$XXX	NY	6/XX/2002	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.								Loan Review Complete
170060039	XXX	$XXX	NC	6/XX/2002	Primary	Purchase			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060044	XXX	$XXX	NV	7/XX/2002	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.								Loan Review Complete
170060045	XXX	$XXX	OR	7/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Loan Review Complete
170060046	XXX	$XXX	OH	7/XX/2002	Primary	Purchase	No	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2002	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060048	XXX	$XXX	GA	6/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,595.69 is underdisclosed from calculated Finance Charge of $230,989.14 in the amount of $393.45.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2002, prior to three (3) business days from transaction date of 06/XX/2002.								Loan Review Complete
170060050	XXX	$XXX	KY	6/XX/2002	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060051	XXX	$XXX	FL	7/XX/2002	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2002.								Loan Review Complete
170060052	XXX	$XXX	GA	5/XX/2002	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060054	XXX	$XXX	OR	8/XX/2002	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060057	XXX	$XXX	TX	8/XX/2002	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170060053	XXX	$XXX	TX	8/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Loan Review Complete
170060056	XXX	$XXX	OH	8/XX/2002	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.								Loan Review Complete
170060062	XXX	$XXX	NY	7/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060066	XXX	$XXX	PA	8/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.								Loan Review Complete
170060063	XXX	$XXX	PA	8/XX/2002	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.								Loan Review Complete
170060070	XXX	$XXX	TX	8/XX/2002	Second Home	UTD UTD	UTD	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060068	XXX	$XXX	IN	8/XX/2002	Primary	Purchase			No	No		1			1										Loan Review Complete
170060069	XXX	$XXX	MO	8/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.								Loan Review Complete
170060067	XXX	$XXX	OH	7/XX/2002	Primary	Refinance Cash-out - Other		Tested	Yes	Yes		3			3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.								Loan Review Complete
170060072	XXX	$XXX	NC	8/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060071	XXX	$XXX	KY	8/XX/2002	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060078	XXX	$XXX	CA	8/XX/2002	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060077	XXX	$XXX	TX	9/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2002

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060094	XXX	$XXX	MS	9/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,325.56 is underdisclosed from calculated Finance Charge of $71,671.08 in the amount of $345.52.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170060096	XXX	$XXX	OH	9/XX/2002	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,199.43 is underdisclosed from calculated Finance Charge of $86,829.26 in the amount of $629.83.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170060099	XXX	$XXX	TX	8/XX/2002	Primary	Purchase	No	No	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060102	XXX	$XXX	MO	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170060103	XXX	$XXX	FL	9/XX/2002	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.								Loan Review Complete
170060104	XXX	$XXX	MN	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.								Loan Review Complete
170060105	XXX	$XXX	AL	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
170060106	XXX	$XXX	FL	10/XX/2002	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060107	XXX	$XXX	FL	11/XX/2002	Primary	Purchase			No	No		1			1										Loan Review Complete
170060109	XXX	$XXX	MA	11/XX/2002	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,417.26 is underdisclosed from calculated Finance Charge of $148,404.89 in the amount of $987.63.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 132 months, however, the audited TIL indicates MI should drop off after 157 months.								Loan Review Complete
170060110	XXX	$XXX	NJ	10/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060112	XXX	$XXX	MI	11/XX/2002	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.								Loan Review Complete
170060113	XXX	$XXX	AZ	11/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170060114	XXX	$XXX	OH	11/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Tested	Yes	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Closing / Title - Missing Document: HUD-1 Addendum not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060115	XXX	$XXX	WA	11/XX/2002	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
170060116	XXX	$XXX	OH	10/XX/2002	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
170060117	XXX	$XXX	MI	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170060118	XXX	$XXX	MI	11/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,408.82 is underdisclosed from calculated Finance Charge of $132,483.88 in the amount of $75.06.
EXCEPTION INFO: TIL Itemization did not disclose the mortgage insurance reserve of $40.96 as a prepaid finance charge.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170060119	XXX	$XXX	OR	10/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060120	XXX	$XXX	LA	11/XX/2002	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060127	XXX	$XXX	WI	12/XX/2002	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.								Loan Review Complete
170060126	XXX	$XXX	GA	8/XX/2002	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060121	XXX	$XXX	TN	11/XX/2002	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060122	XXX	$XXX	TN	12/XX/2002	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170060130	XXX	$XXX	IL	10/XX/2002	Primary	Refinance UTD	Yes	Yes	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060131	XXX	$XXX	UT	12/XX/2002	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060139	XXX	$XXX	CA	12/XX/2002	Primary	Purchase	No	No	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.								Loan Review Complete
170060132	XXX	$XXX	NC	12/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170060142	XXX	$XXX	PA	12/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2002.								Loan Review Complete
170060146	XXX	$XXX	MI	12/XX/2002	Second Home	Refinance Cash-out - Debt Consolidation	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170060149	XXX	$XXX	MA	1/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060150	XXX	$XXX	RI	12/XX/2002	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.								Loan Review Complete
170060151	XXX	$XXX	OH	12/XX/2002	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,342.16 is underdisclosed from calculated Finance Charge of $102,637.28 in the amount of $295.12.
EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170060153	XXX	$XXX	CT	1/XX/2003	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.								Loan Review Complete
170060156	XXX	$XXX	WI	1/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170060152	XXX	$XXX	CA	12/XX/2002	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060160	XXX	$XXX	TX	12/XX/2002	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060158	XXX	$XXX	LA	1/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060157	XXX	$XXX	NY	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060163	XXX	$XXX	MI	1/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170060161	XXX	$XXX	TN	11/XX/2002	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060164	XXX	$XXX	MI	1/XX/2003	Primary	Purchase			No	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170060162	XXX	$XXX	PA	1/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060166	XXX	$XXX	MN	1/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060168	XXX	$XXX	NJ	1/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170060165	XXX	$XXX	MI	1/XX/2003	Investment	Refinance UTD	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170060171	XXX	$XXX	TX	12/XX/2001	Primary	Purchase	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060172	XXX	$XXX	IL	1/XX/2003	Primary	Purchase	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,272.50 is underdisclosed from calculated Finance Charge of $184,374.02 in the amount of $1,101.52.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.								Loan Review Complete
170060174	XXX	$XXX	MI	2/XX/2003	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170060178	XXX	$XXX	NY	1/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003.								Loan Review Complete
170060177	XXX	$XXX	NY	1/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170060182	XXX	$XXX	TX	12/XX/2002	Investment	Refinance Rate/Term			No	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170060179	XXX	$XXX	UT	12/XX/2002	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060176	XXX	$XXX	AL	1/XX/2003	Primary	Purchase			No	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170060183	XXX	$XXX	IL	2/XX/2003	Primary	Purchase	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170060187	XXX	$XXX	MI	2/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Unable to test Third Party Fees due to missing information.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060186	XXX	$XXX	MI	2/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Guarantor Agreement not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170063637	XXX	$XXX	PA	2/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,692.01 is underdisclosed from calculated Finance Charge of $160,797.26 in the amount of $105.25.
																	EXCEPTION INFO: Itemization did not disclose $100 Settlement fee or $35 closing protection letter fee.								Loan Review Complete
170063631	XXX	$XXX	NJ	2/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063638	XXX	$XXX	TN	2/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063639	XXX	$XXX	NC	2/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2002

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170063640	XXX	$XXX	MS	2/XX/2003	Primary	Purchase	No	No	2	2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,235.17 is underdisclosed from calculated Finance Charge of $202,955.69 in the amount of $1,720.52.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 130 months, however, the audited TIL indicates MI should drop off after 139 months.								Loan Review Complete
170063642	XXX	$XXX	MI	2/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Loan Review Complete
170063644	XXX	$XXX	OK	2/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063645	XXX	$XXX	CO	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,225.43 is underdisclosed from calculated Finance Charge of $211,472.47 in the amount of $247.04.
																	EXCEPTION INFO: TIL Itemization did not disclose the release tracking $25,Settlement $190 and Courier fee $32 as prepaid finance charges								Loan Review Complete
170063647	XXX	$XXX	NY	3/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170063643	XXX	$XXX	TX	2/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170063656	XXX	$XXX	OK	12/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063648	XXX	$XXX	LA	7/XX/2002	Primary	Construction-Permanent	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063649	XXX	$XXX	MI	3/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
170063661	XXX	$XXX	FL	3/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063664	XXX	$XXX	IL	3/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.								Loan Review Complete
170063663	XXX	$XXX	PA	3/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,734.84 is underdisclosed from calculated Finance Charge of $169,801.69 in the amount of $66.85.
																	EXCEPTION INFO: TIL itemization does not disclose a courier fee of $62 as prepaid finance charge.								Loan Review Complete
170063665	XXX	$XXX	FL	3/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Loan Review Complete
170064130	XXX	$XXX	OH	3/XX/2003	Primary	Purchase	No	No	Yes	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Loan Review Complete
170064131	XXX	$XXX	IL	3/XX/2003	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170064136	XXX	$XXX	NC	3/XX/2003	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170064135	XXX	$XXX	CA	3/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170064132	XXX	$XXX	MI	3/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170064139	XXX	$XXX	OH	3/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170064134	XXX	$XXX	TN	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,131.98 is underdisclosed from calculated Finance Charge of $143,273.98 in the amount of $142.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170064140	XXX	$XXX	CO	3/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Loan Review Complete
170064146	XXX	$XXX	GA	3/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064141	XXX	$XXX	NY	2/XX/2003	Primary	Purchase	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064149	XXX	$XXX	KY	3/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064150	XXX	$XXX	CT	4/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064147	XXX	$XXX	MO	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003.								Loan Review Complete
170064151	XXX	$XXX	FL	3/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064157	XXX	$XXX	LA	2/XX/2003	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.								Loan Review Complete
170064156	XXX	$XXX	NC	4/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170064160	XXX	$XXX	WI	4/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
170064161	XXX	$XXX	GA	4/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064162	XXX	$XXX	NY	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $278,120.35 is underdisclosed from calculated Finance Charge of $278,437.60 in the amount of $317.25.
																	EXCEPTION INFO: TIL Itemization did not disclose the Title pick up fee $175 as prepaid finance charges								Loan Review Complete
170064163	XXX	$XXX	FL	4/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064165	XXX	$XXX	MI	4/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170063688	XXX	$XXX	LA	4/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,592.23 is underdisclosed from calculated Finance Charge of $97,347.57 in the amount of $755.34.
																	EXCEPTION INFO: The Lender's TIL does not reflect MI; however, the audited TIL indicates MI should drop off after 11 months.								Loan Review Complete
170063681	XXX	$XXX	FL	4/XX/2003	Primary	Purchase			No	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063682	XXX	$XXX	PA	4/XX/2003	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2003

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
170063693	XXX	$XXX	CA	4/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063694	XXX	$XXX	MN	5/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2003

[3] Credit Documentation - Missing Document: Credit Report not provided

																[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.								Loan Review Complete
170063692	XXX	$XXX	SC	4/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Loan Review Complete
170063695	XXX	$XXX	TX	4/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063696	XXX	$XXX	LA	4/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063697	XXX	$XXX	AL	5/XX/2003	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Loan Review Complete
170063698	XXX	$XXX	MA	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170063699	XXX	$XXX	LA	4/XX/2003	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170063700	XXX	$XXX	ME	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.

[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: 10% late charge exceeds 5% maximum per state ME.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063701	XXX	$XXX	AZ	4/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,482.18 is underdisclosed from calculated Finance Charge of $72,546.13 in the amount of $63.95.
																	EXCEPTION INFO: TIL itemization did not disclose a title courier fee of $20 as a prepaid finance charge. The settlement fee was under disclosed by $85. Under disclosure was offset by a $41 credit report fee which was disclosed, but is not a finance charge.								Loan Review Complete
170063707	XXX	$XXX	KY	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Loan Review Complete
170063713	XXX	$XXX	NJ	4/XX/2003	Investment	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.								Loan Review Complete
170063706	XXX	$XXX	FL	5/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170063718	XXX	$XXX	FL	4/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063710	XXX	$XXX	AL	4/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063719	XXX	$XXX	MO	5/XX/2003	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063721	XXX	$XXX	IL	5/XX/2003	Primary	Refinance UTD	Yes	Yes	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063722	XXX	$XXX	OH	5/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063723	XXX	$XXX	KY	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170063724	XXX	$XXX	TX	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003.								Loan Review Complete
170063727	XXX	$XXX	TX	5/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170063729	XXX	$XXX	AZ	4/XX/2003	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063728	XXX	$XXX	OH	5/XX/2003	Primary	Purchase			No	Yes		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170063730	XXX	$XXX	MI	4/XX/2003	Second Home	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170063726	XXX	$XXX	OH	4/XX/2003	Primary	Purchase	No	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063732	XXX	$XXX	TX	5/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Loan Review Complete
170063734	XXX	$XXX	PA	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Loan Review Complete
170063733	XXX	$XXX	FL	5/XX/2003	Primary	Purchase			No	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Loan Review Complete
170063740	XXX	$XXX	WI	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Loan Review Complete
170063745	XXX	$XXX	VA	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063743	XXX	$XXX	OH	6/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.								Loan Review Complete
170063741	XXX	$XXX	MI	3/XX/2003	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063744	XXX	$XXX	MN	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063746	XXX	$XXX	OR	6/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063755	XXX	$XXX	MI	4/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063749	XXX	$XXX	NC	6/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013

																[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170063750	XXX	$XXX	AZ	5/XX/2003	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170063751	XXX	$XXX	MI	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063753	XXX	$XXX	FL	6/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170063757	XXX	$XXX	LA	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170063758	XXX	$XXX	CA	6/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
170063756	XXX	$XXX	NJ	6/XX/2003	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063759	XXX	$XXX	LA	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,502.93 is underdisclosed from calculated Finance Charge of $183,830.46 in the amount of $327.53.
EXCEPTION INFO: Unable to determine the under disclosed finance charge due to missing itemized

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170063761	XXX	$XXX	NY	4/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063765	XXX	$XXX	PA	6/XX/2003	Primary	Purchase			No	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063766	XXX	$XXX	NY	6/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
170063769	XXX	$XXX	GA	6/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170063775	XXX	$XXX	OH	7/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063768	XXX	$XXX	IL	5/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2003

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063776	XXX	$XXX	CA	6/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170063777	XXX	$XXX	MI	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170063778	XXX	$XXX	FL	7/XX/2003	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063779	XXX	$XXX	WI	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.								Loan Review Complete
170063780	XXX	$XXX	IL	6/XX/2003	Primary	UTD UTD	UTD	Yes	Yes	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063784	XXX	$XXX	OR	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063782	XXX	$XXX	OH	6/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,379.45 is underdisclosed from calculated Finance Charge of $148,426.30 in the amount of $46.85.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170063783	XXX	$XXX	MI	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,975.64 is underdisclosed from calculated Finance Charge of $231,727.74 in the amount of $752.10.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.								Loan Review Complete
170063785	XXX	$XXX	MI	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,660.44 is underdisclosed from calculated Finance Charge of $180,524.54 in the amount of $1,864.10.								Loan Review Complete
170063786	XXX	$XXX	PA	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063788	XXX	$XXX	NC	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063795	XXX	$XXX	OH	7/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2003

																[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
170063787	XXX	$XXX	MO	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063789	XXX	$XXX	CA	6/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Loan Review Complete
170063794	XXX	$XXX	NJ	7/XX/2003	Primary	Purchase	No	No	No	3	3	[3] Miscellaneous - Credit Exception:
EXCEPTION INFO: Security Instrument missing pages 3 - 9 of 10.

[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063796	XXX	$XXX	OH	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063797	XXX	$XXX	NY	6/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170063798	XXX	$XXX	MI	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,433.32 is underdisclosed from calculated Finance Charge of $140,693.86 in the amount of $260.54.
																	EXCEPTION INFO: The under disclosure is due to the lender not including the admin fee paid to the broker ($150.00), Table Funding Fee ($65.00) and courier fee ($45.00) in the finance charge calculations.								Loan Review Complete
170063799	XXX	$XXX	TX	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.								Loan Review Complete
170063800	XXX	$XXX	OK	7/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170063802	XXX	$XXX	OR	7/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170063801	XXX	$XXX	CA	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170063803	XXX	$XXX	NY	7/XX/2003	Primary	Purchase			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063806	XXX	$XXX	MA	7/XX/2003	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063805	XXX	$XXX	TX	6/XX/2003	Primary	Purchase		No	No	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170063804	XXX	$XXX	GA	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170063807	XXX	$XXX	NJ	7/XX/2003	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063810	XXX	$XXX	CA	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063809	XXX	$XXX	CA	6/XX/2003	Investment	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2003								Loan Review Complete
170063808	XXX	$XXX	PA	7/XX/2003	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170063814	XXX	$XXX	TX	6/XX/2003	Primary	Purchase			Yes	No		2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170063815	XXX	$XXX	IN	7/XX/2003	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170063817	XXX	$XXX	IL	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,987.07 is underdisclosed from calculated Finance Charge of $260,027.00 in the amount of $39.93.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063819	XXX	$XXX	NJ	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,243.79 is underdisclosed from calculated Finance Charge of $172,593.80 in the amount of $350.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170063820	XXX	$XXX	MN	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,064.91 is underdisclosed from calculated Finance Charge of $221,624.93 in the amount of $560.02.
																	EXCEPTION INFO: TIL Itemization did not disclose $250.00 Processing Fee, $175.00 Settlement Fee, $25.00 Courier Fee, $60.00 Recording Service Fee as prepaid finance charges								Loan Review Complete
170063824	XXX	$XXX	IL	8/XX/2003	Primary	Purchase	No	No	Yes	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

																[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.								Loan Review Complete
170063822	XXX	$XXX	AL	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063823	XXX	$XXX	NC	7/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063821	XXX	$XXX	MN	6/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170063827	XXX	$XXX	OH	7/XX/2003	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170063826	XXX	$XXX	TN	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063829	XXX	$XXX	NC	7/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063830	XXX	$XXX	IN	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063834	XXX	$XXX	OH	8/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170063832	XXX	$XXX	GA	7/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170063831	XXX	$XXX	OH	8/XX/2003	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170063835	XXX	$XXX	MN	8/XX/2003	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063833	XXX	$XXX	CA	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063836	XXX	$XXX	AL	8/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Loan Review Complete
170063840	XXX	$XXX	MI	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170063838	XXX	$XXX	NY	6/XX/1997	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/1997.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,251.54 is underdisclosed from calculated Finance Charge of $125,662.90 in the amount of $411.36.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170063841	XXX	$XXX	RI	8/XX/2003	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170063851	XXX	$XXX	AZ	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,872.52 is underdisclosed from calculated Finance Charge of $141,576.22 in the amount of $703.70.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $306.44 and final
HUD reflects $1010.33

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170063842	XXX	$XXX	MI	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063853	XXX	$XXX	GA	8/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063852	XXX	$XXX	TX	6/XX/2003	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063861	XXX	$XXX	CA	8/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,941.37 is underdisclosed from calculated Finance Charge of $88,017.22 in the amount of $75.85.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
170063860	XXX	$XXX	CA	8/XX/2003	Investment	Refinance Cash-out - Other			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170063858	XXX	$XXX	IL	8/XX/2003	Investment	Purchase	Yes	Yes	Yes	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Loan Review Complete
170063862	XXX	$XXX	WA	8/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063864	XXX	$XXX	GA	7/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170063868	XXX	$XXX	MI	8/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063867	XXX	$XXX	CO	7/XX/2003	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170063874	XXX	$XXX	TN	8/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063875	XXX	$XXX	MI	8/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170063879	XXX	$XXX	OR	8/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063884	XXX	$XXX	NC	8/XX/2003	Investment	UTD UTD	UTD	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170063881	XXX	$XXX	NJ	8/XX/2003	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,650.06 is underdisclosed from calculated Finance Charge of $375,057.68 in the amount of $407.62.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $4437.18 and final
																	HUD reflects $4842.18								Loan Review Complete
170063880	XXX	$XXX	GA	9/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063885	XXX	$XXX	OH	9/XX/2003	Primary	Purchase	No	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063888	XXX	$XXX	OR	6/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063889	XXX	$XXX	SC	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063893	XXX	$XXX	VA	8/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
170063890	XXX	$XXX	GA	8/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,360.17 is underdisclosed from calculated Finance Charge of $163,831.30 in the amount of $471.13.
																	EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $350, courier fee of $35 and mortgage insurance of $73.37 as prepaid finance charges.								Loan Review Complete
170063894	XXX	$XXX	MS	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170063895	XXX	$XXX	IL	8/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063897	XXX	$XXX	OK	9/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170063898	XXX	$XXX	TX	9/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170063900	XXX	$XXX	TX	9/XX/2003	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170063903	XXX	$XXX	MO	8/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170063904	XXX	$XXX	WI	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063899	XXX	$XXX	IL	8/XX/2003	Investment	Refinance Cash-out - Debt Consolidation		Yes	Yes	Yes		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
170063906	XXX	$XXX	GA	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063907	XXX	$XXX	NC	9/XX/2003	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170063908	XXX	$XXX	DC	8/XX/2003	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170063909	XXX	$XXX	MI	9/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063912	XXX	$XXX	MI	9/XX/2003	Investment	Purchase	No	No	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170063913	XXX	$XXX	MI	8/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170063915	XXX	$XXX	LA	9/XX/2003	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063918	XXX	$XXX	IL	9/XX/2003	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170063919	XXX	$XXX	NY	10/XX/2003	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $375,221.16 is underdisclosed from calculated Finance Charge of $375,321.50 in the amount of $100.34.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $6440.94 and final
HUD reflects $6540.94

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
170063921	XXX	$XXX	FL	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Loan Review Complete
170063922	XXX	$XXX	CA	8/XX/2003	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063924	XXX	$XXX	NJ	10/XX/2003	Investment	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
170063925	XXX	$XXX	OH	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059750	XXX	$XXX	CO	10/XX/2003	Primary	Refinance Rate/Term	Yes	No	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170059748	XXX	$XXX	NY	8/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.								Loan Review Complete
170059751	XXX	$XXX	LA	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170059753	XXX	$XXX	TX	8/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059754	XXX	$XXX	NY	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059755	XXX	$XXX	GA	10/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170059756	XXX	$XXX	FL	8/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.								Loan Review Complete
170059757	XXX	$XXX	FL	10/XX/2003	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Loan Review Complete
170059758	XXX	$XXX	UT	9/XX/2003	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Loan Review Complete
170059761	XXX	$XXX	TX	10/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059762	XXX	$XXX	CO	11/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170059766	XXX	$XXX	FL	9/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170059765	XXX	$XXX	OH	9/XX/2003	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170059767	XXX	$XXX	TN	11/XX/2003	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059768	XXX	$XXX	FL	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059772	XXX	$XXX	LA	11/XX/2003	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170059771	XXX	$XXX	MI	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170059773	XXX	$XXX	OH	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Loan Review Complete
170059777	XXX	$XXX	NJ	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170059778	XXX	$XXX	AZ	10/XX/2003	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170059779	XXX	$XXX	PA	11/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170059781	XXX	$XXX	IL	11/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059780	XXX	$XXX	CO	8/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $255,435.69 is underdisclosed from calculated Finance Charge of $255,720.38 in the amount of $284.69.								Loan Review Complete
170059782	XXX	$XXX	TX	10/XX/2003	Primary	Purchase			Yes	No		2			2		[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170059783	XXX	$XXX	IN	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170059784	XXX	$XXX	FL	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170059785	XXX	$XXX	CA	10/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170059787	XXX	$XXX	VA	11/XX/2003	Second Home	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2003.								Loan Review Complete
170059786	XXX	$XXX	MD	11/XX/2003	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059788	XXX	$XXX	MI	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059792	XXX	$XXX	MI	11/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170059789	XXX	$XXX	MN	11/XX/2003	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170059793	XXX	$XXX	TX	11/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170059795	XXX	$XXX	MI	11/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170059794	XXX	$XXX	TX	12/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059796	XXX	$XXX	FL	11/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059797	XXX	$XXX	CO	7/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170059802	XXX	$XXX	CA	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059805	XXX	$XXX	TN	12/XX/2003	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059803	XXX	$XXX	OK	11/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059808	XXX	$XXX	AZ	12/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170059809	XXX	$XXX	IN	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170059812	XXX	$XXX	LA	8/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170059811	XXX	$XXX	TX	12/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
170059810	XXX	$XXX	MT	12/XX/2003	Primary	Purchase	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059814	XXX	$XXX	TX	11/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
170059813	XXX	$XXX	CA	12/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059815	XXX	$XXX	AZ	12/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,911.24 is underdisclosed from calculated Finance Charge of $113,002.20 in the amount of $90.96.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $30.30 and prepaid interest of $63.32 as prepaid finance charge								Loan Review Complete
170059817	XXX	$XXX	NJ	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170059822	XXX	$XXX	VA	12/XX/2003	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89,672.29 is underdisclosed from calculated Finance Charge of $89,948.79 in the amount of $276.50.
																	EXCEPTION INFO: There is a Seller credit on page one of HUD for $640 which is not itemized therefore excluded.								Loan Review Complete
170059820	XXX	$XXX	FL	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
170059818	XXX	$XXX	FL	12/XX/2003	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059823	XXX	$XXX	MA	12/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170059824	XXX	$XXX	TN	8/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059825	XXX	$XXX	NH	12/XX/2003	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059826	XXX	$XXX	GA	12/XX/2003	Primary	Purchase			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059828	XXX	$XXX	FL	1/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059827	XXX	$XXX	OH	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	Yes	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2004.								Loan Review Complete
170059829	XXX	$XXX	MI	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059840	XXX	$XXX	MI	11/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170059830	XXX	$XXX	TX	12/XX/2003	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059831	XXX	$XXX	FL	1/XX/2004	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,352.23 is underdisclosed from calculated Finance Charge of $181,527.12 in the amount of $174.89.
EXCEPTION INFO: TIL itemization did not disclose a closing fee of $175 as prepaid finance
																	charge								Loan Review Complete
170059841	XXX	$XXX	FL	12/XX/2003	Second Home	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170059842	XXX	$XXX	IN	1/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059845	XXX	$XXX	MN	1/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059844	XXX	$XXX	NY	7/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170059852	XXX	$XXX	FL	12/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170059853	XXX	$XXX	DC	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
170059854	XXX	$XXX	GA	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170059856	XXX	$XXX	FL	1/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170059859	XXX	$XXX	FL	1/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Loan Review Complete
170059858	XXX	$XXX	VA	1/XX/2004	Primary	Construction-Permanent	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,986.95 is underdisclosed from calculated Finance Charge of $89,878.88 in the amount of $1,891.93.
																	EXCEPTION INFO: The Lender's TIL reflects MI dropping off after 75 months, however, the audited TIL indicates MI should drop off after 107 months.								Loan Review Complete
170059855	XXX	$XXX	TX	12/XX/2003	Primary	Construction-Permanent			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.								Loan Review Complete
170059863	XXX	$XXX	NY	2/XX/2004	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059860	XXX	$XXX	WA	1/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Loan Review Complete
170059869	XXX	$XXX	CA	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059867	XXX	$XXX	OH	2/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2004

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059864	XXX	$XXX	TX	2/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170059874	XXX	$XXX	IL	2/XX/2004	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170059866	XXX	$XXX	PA	2/XX/2004	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059875	XXX	$XXX	NV	2/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170059876	XXX	$XXX	CA	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170059877	XXX	$XXX	SC	1/XX/2004	Primary	Purchase			Yes	No		2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170059878	XXX	$XXX	MI	2/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170059879	XXX	$XXX	VA	2/XX/2004	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170059885	XXX	$XXX	GA	2/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059886	XXX	$XXX	FL	2/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,929.14 is underdisclosed from calculated Finance Charge of $102,973.95 in the amount of $44.81.
																	EXCEPTION INFO: Unable to determine underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170059887	XXX	$XXX	WA	2/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059889	XXX	$XXX	CA	3/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Loan Review Complete
170059888	XXX	$XXX	MI	2/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170059893	XXX	$XXX	OH	2/XX/2004	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170059891	XXX	$XXX	FL	1/XX/2004	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059894	XXX	$XXX	NC	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059892	XXX	$XXX	PA	2/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Loan Review Complete
170059896	XXX	$XXX	MO	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170059897	XXX	$XXX	WA	1/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
170059899	XXX	$XXX	WI	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,816.21 is underdisclosed from calculated Finance Charge of $175,891.10 in the amount of $74.89.
																	EXCEPTION INFO: TIL Itemization shows lender understated Settlement Charge by $50.00 and Courier Fee by $15.00 Wire fee of $10.00 was not disclosed as a prepaid finance charge.								Loan Review Complete
170059902	XXX	$XXX	CO	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170059901	XXX	$XXX	AZ	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059910	XXX	$XXX	FL	3/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170059903	XXX	$XXX	TX	3/XX/2004	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059913	XXX	$XXX	SC	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170059911	XXX	$XXX	OR	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,035.94 is underdisclosed from calculated Finance Charge of $95,085.28 in the amount of $49.34.
																	EXCEPTION INFO: TIL Itemization did not disclose $35.00 Government Service Charge and $25.00 Subordination Recording Fee as prepaid finance charges.								Loan Review Complete
170059912	XXX	$XXX	AL	3/XX/2004	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170059914	XXX	$XXX	MI	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170059915	XXX	$XXX	AL	2/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.								Loan Review Complete
170059916	XXX	$XXX	FL	3/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
170059919	XXX	$XXX	KS	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059917	XXX	$XXX	FL	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059921	XXX	$XXX	TN	3/XX/2004	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170059922	XXX	$XXX	CA	3/XX/2004	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170059920	XXX	$XXX	WA	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $347,574.50 is underdisclosed from calculated Finance Charge of $347,619.22 in the amount of $44.72.
																	EXCEPTION INFO: TIL itemization did not disclose a subordination fee of $50 as prepaid finance charge								Loan Review Complete
170059918	XXX	$XXX	NY	2/XX/2004	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,820.28 is underdisclosed from calculated Finance Charge of $310,176.34 in the amount of $4,356.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170059925	XXX	$XXX	CA	3/XX/2004	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170059924	XXX	$XXX	NY	4/XX/2004	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170059923	XXX	$XXX	PA	2/XX/2004	Investment	UTD UTD	UTD	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170059926	XXX	$XXX	TN	3/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170059930	XXX	$XXX	CA	2/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.								Loan Review Complete
170059934	XXX	$XXX	MD	3/XX/2004	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170059933	XXX	$XXX	NY	4/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059931	XXX	$XXX	TX	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,069.20 is underdisclosed from calculated Finance Charge of $59,138.33 in the amount of $69.13.
																	EXCEPTION INFO: TIL itemization did not disclose a tax service fee of $54.13 as prepaid finance charge								Loan Review Complete
170059936	XXX	$XXX	AZ	4/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170059937	XXX	$XXX	OH	3/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170059948	XXX	$XXX	FL	3/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170059949	XXX	$XXX	GA	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170059943	XXX	$XXX	MA	4/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2004	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170059946	XXX	$XXX	LA	4/XX/2004	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059952	XXX	$XXX	AZ	4/XX/2004	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170059951	XXX	$XXX	FL	4/XX/2004	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059947	XXX	$XXX	NV	4/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059950	XXX	$XXX	GA	4/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170059938	XXX	$XXX	MI	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170059942	XXX	$XXX	MN	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.								Loan Review Complete
170059955	XXX	$XXX	AZ	4/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059953	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.								Loan Review Complete
170059956	XXX	$XXX	FL	4/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.								Loan Review Complete
170059965	XXX	$XXX	IL	4/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170059962	XXX	$XXX	OH	4/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059968	XXX	$XXX	IL	4/XX/2004	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170059966	XXX	$XXX	NC	4/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059972	XXX	$XXX	MI	4/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059967	XXX	$XXX	FL	4/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170059973	XXX	$XXX	AL	5/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059974	XXX	$XXX	VA	4/XX/2004	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170059975	XXX	$XXX	IA	5/XX/2004	Primary	Purchase	No	No	2	2	[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.	[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.87060% is underdisclosed from calculated APR of 9.05907% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,945.66 is underdisclosed from calculated Finance Charge of $93,862.00 in the amount of $8,916.34.
																	EXCEPTION INFO: Under disclosure due to the final TIL note disclosing MI								Loan Review Complete
170059976	XXX	$XXX	IA	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Title / Lien Defect - Title Evidence is not a standard policy.: Title Evidence: Attorney Opinion	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.								Loan Review Complete
170059977	XXX	$XXX	MO	4/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059978	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170059979	XXX	$XXX	FL	5/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059982	XXX	$XXX	IL	5/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170059981	XXX	$XXX	NY	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059980	XXX	$XXX	MO	5/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170059984	XXX	$XXX	FL	5/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170059986	XXX	$XXX	NC	3/XX/2004	Investment	Purchase			No	No		1			1										Loan Review Complete
170063538	XXX	$XXX	MS	5/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
170063539	XXX	$XXX	FL	5/XX/2004	Second Home	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059987	XXX	$XXX	OH	5/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Application / Processing - 1003 Error: Citizenship was not provided: Borrower: XXX

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,119.94 is underdisclosed from calculated Finance Charge of $84,242.60 in the amount of $122.66.								Loan Review Complete
170063536	XXX	$XXX	TX	5/XX/2004	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170063540	XXX	$XXX	PA	5/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,659.93 is underdisclosed from calculated Finance Charge of $187,995.30 in the amount of $2,335.37.
																	EXCEPTION INFO: Unable to determine underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170063542	XXX	$XXX	NJ	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063543	XXX	$XXX	CA	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170063551	XXX	$XXX	KY	6/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
170063552	XXX	$XXX	IN	7/XX/1997	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1997 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1997.								Loan Review Complete
170063553	XXX	$XXX	FL	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170063554	XXX	$XXX	MA	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,993.06 is underdisclosed from calculated Finance Charge of $82,133.73 in the amount of $140.67.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed								Loan Review Complete
170063557	XXX	$XXX	PA	6/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,629.37 is underdisclosed from calculated Finance Charge of $74,123.04 in the amount of $1,493.67.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.785% per the Rate Lock, however the lowest index value available in the look back period is 1.8138%.								Loan Review Complete
170063559	XXX	$XXX	AL	6/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063560	XXX	$XXX	UT	6/XX/2004	Primary	Purchase			Yes	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063558	XXX	$XXX	TX	5/XX/2004	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060195	XXX	$XXX	AZ	6/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060188	XXX	$XXX	FL	8/XX/2003	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060196	XXX	$XXX	CA	6/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060198	XXX	$XXX	FL	6/XX/2004	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060199	XXX	$XXX	PA	6/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,455.30 is underdisclosed from calculated Finance Charge of $145,588.28 in the amount of $132.98.
																	EXCEPTION INFO: TIL Itemization did not disclose the closing protection ltr fee of $35, tax cert fee of $45 or the difference in the closing fee of $50 as prepaid finance charges.								Loan Review Complete
170060200	XXX	$XXX	VT	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060208	XXX	$XXX	MI	6/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
170060201	XXX	$XXX	GA	6/XX/2004	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060202	XXX	$XXX	FL	6/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170060211	XXX	$XXX	NY	7/XX/2004	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170060209	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $326,251.51 is underdisclosed from calculated Finance Charge of $326,456.29 in the amount of $204.78.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $1165.75 and final
																	HUD reflects $1370.50								Loan Review Complete
170060222	XXX	$XXX	AL	7/XX/2004	Primary	Purchase	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060203	XXX	$XXX	WA	5/XX/2004	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060210	XXX	$XXX	NE	6/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170060219	XXX	$XXX	CA	7/XX/2004	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170060220	XXX	$XXX	OR	6/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170060213	XXX	$XXX	TX	7/XX/2004	Primary	Purchase	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060223	XXX	$XXX	TX	7/XX/2004	Primary	Construction-Permanent	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,795.59 is underdisclosed from calculated Finance Charge of $211,305.59 in the amount of $510.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170060233	XXX	$XXX	FL	4/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060229	XXX	$XXX	MI	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,978.63 is underdisclosed from calculated Finance Charge of $199,057.93 in the amount of $79.30.
																	EXCEPTION INFO: Itemization of amount financed does not include a $50 service charge, a $45 title courier fee, and a $25 wire fee as prepaid finance charges.								Loan Review Complete
170060230	XXX	$XXX	FL	7/XX/2004	Investment	Refinance Cash-out - Other	No	No	2	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170060227	XXX	$XXX	MI	6/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $301,351.42 is underdisclosed from calculated Finance Charge of $302,309.64 in the amount of $958.22.
																	EXCEPTION INFO: Underdisclosure is related to the Final TIL Payment stream vs actual (fixed rate note).								Loan Review Complete
170060242	XXX	$XXX	CA	6/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170060244	XXX	$XXX	PA	8/XX/2004	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170060246	XXX	$XXX	MO	8/XX/2004	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060249	XXX	$XXX	NV	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170060250	XXX	$XXX	CA	8/XX/2004	Primary	Purchase	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060251	XXX	$XXX	NY	9/XX/2004	Primary	Purchase	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060254	XXX	$XXX	MO	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Loan Review Complete
170060255	XXX	$XXX	TN	8/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170060256	XXX	$XXX	OK	7/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,359.89 is underdisclosed from calculated Finance Charge of $55,638.94 in the amount of $279.05.
																	EXCEPTION INFO: TIL itemization did not disclose an origination fee of $439 as a prepaid finance charge.								Loan Review Complete
170060258	XXX	$XXX	FL	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,616.29 is underdisclosed from calculated Finance Charge of $96,861.19 in the amount of $244.90.
EXCEPTION INFO: TIL Itemization did not disclose Settlement Fee of $175.00 or Titile Courier Fee of $70.00 as Prepaid Finance Charges.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170060259	XXX	$XXX	MD	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $46,420.13 is underdisclosed from calculated Finance Charge of $46,470.05 in the amount of $49.92.
																	EXCEPTION INFO: Underdisclosure is due to Walk Through Recording fee of $50 not reflected on Itemization of Amount Financed.								Loan Review Complete
170060261	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060265	XXX	$XXX	MS	5/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,979.76 is underdisclosed from calculated Finance Charge of $61,184.55 in the amount of $204.79.
																	EXCEPTION INFO: TIL Itemization did not disclose $450.00 Closing Fee as a prepaid finance charge								Loan Review Complete
170060267	XXX	$XXX	TN	8/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170060260	XXX	$XXX	NY	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
170060277	XXX	$XXX	FL	9/XX/2004	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060268	XXX	$XXX	SC	8/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170060276	XXX	$XXX	OH	9/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2004	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,605.37 is underdisclosed from calculated Finance Charge of $60,983.45 in the amount of $378.08.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $23, funding fee of $40, wire fee of $30 or settlement fee of $285 as prepaid finance charges.								Loan Review Complete
170060280	XXX	$XXX	NY	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Loan Review Complete
170060283	XXX	$XXX	OH	9/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $309,016.11 is underdisclosed from calculated Finance Charge of $309,485.15 in the amount of $469.04.
																	EXCEPTION INFO: TIL Itemization did not disclose a Flood Certification fee of $15, a Tax Service fee of $72, a Retention fee of $50, a Settlement fee of $280, and a Courier fee of $65 partially offset by an itemized Credit Report fee of $13 as prepaid finance charges.								Loan Review Complete
170060284	XXX	$XXX	ID	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170060285	XXX	$XXX	OH	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170060286	XXX	$XXX	TN	9/XX/2004	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060290	XXX	$XXX	OH	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170060289	XXX	$XXX	WI	10/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
170060291	XXX	$XXX	MO	10/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170060292	XXX	$XXX	FL	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170060293	XXX	$XXX	NJ	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170060295	XXX	$XXX	NC	9/XX/2004	Investment	Purchase			No	No		1			1										Loan Review Complete
170060294	XXX	$XXX	GA	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170060296	XXX	$XXX	PA	10/XX/2004	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060297	XXX	$XXX	FL	5/XX/2000	Second Home	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060298	XXX	$XXX	AZ	10/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.								Loan Review Complete
170060299	XXX	$XXX	CO	10/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2004	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170060303	XXX	$XXX	IA	10/XX/2004	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060304	XXX	$XXX	FL	10/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,685.09 is underdisclosed from calculated Finance Charge of $153,797.03 in the amount of $111.94.
																	EXCEPTION INFO: TIL itemization did not disclose a Flood Certification fee of $15.00, a Tax Service fee of $72.00, a Wire fee of $35.00 and a Courier/Copy fee of $65.00 as prepaid finance charges.								Loan Review Complete
170060301	XXX	$XXX	IL	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.								Loan Review Complete
170060306	XXX	$XXX	FL	10/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.								Loan Review Complete
170060307	XXX	$XXX	IN	9/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,140.23 is underdisclosed from calculated Finance Charge of $169,326.13 in the amount of $185.90.
																	EXCEPTION INFO: TIL Itemization did not disclose a settlement closing fee of $250 only $100 as prepaid finance charges								Loan Review Complete
170060305	XXX	$XXX	NY	10/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170060310	XXX	$XXX	TX	10/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.								Loan Review Complete
170060318	XXX	$XXX	NV	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060320	XXX	$XXX	WA	10/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060311	XXX	$XXX	MD	10/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.								Loan Review Complete
170060319	XXX	$XXX	TN	10/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,336.52 is underdisclosed from calculated Finance Charge of $122,559.84 in the amount of $223.32.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170060321	XXX	$XXX	IL	10/XX/2004	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170060323	XXX	$XXX	MI	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,533.25 is underdisclosed from calculated Finance Charge of $197,623.42 in the amount of $90.17.
																	EXCEPTION INFO: TIL Itemization did not disclose a Courier fee of $50 and a Wire fee of $40 as prepaid finance charges.								Loan Review Complete
170060324	XXX	$XXX	OH	11/XX/2004	Primary	Purchase	No	No	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2004

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060325	XXX	$XXX	FL	11/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170060326	XXX	$XXX	FL	10/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,293.42 is underdisclosed from calculated Finance Charge of $183,523.28 in the amount of $229.86.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $60, a wire fee of $35 and a closing fee of $135 as prepaid finance charge								Loan Review Complete
170060327	XXX	$XXX	WI	10/XX/2004	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170060328	XXX	$XXX	KY	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170060332	XXX	$XXX	MI	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170060334	XXX	$XXX	IN	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170060343	XXX	$XXX	MI	11/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170060341	XXX	$XXX	IL	11/XX/2004	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,357.39 is underdisclosed from calculated Finance Charge of $196,892.49 in the amount of $535.10.
																	EXCEPTION INFO: The itemization of amount financed did not include the closing fee of $435, courier fee of $30 as prepaid finance charges, the HUD indicated the wire fee of $85, the TIL itemization indicated $25.								Loan Review Complete
170060342	XXX	$XXX	FL	11/XX/2004	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,792.03 is underdisclosed from calculated Finance Charge of $171,311.92 in the amount of $519.89.
																	EXCEPTION INFO: TIL Itemization did not disclose Condo letter $100,Email $35 Settlement fee $300 and courier $85 as prepaid finance charges								Loan Review Complete
170060345	XXX	$XXX	NY	10/XX/2004	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060344	XXX	$XXX	CA	11/XX/2004	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170060346	XXX	$XXX	MI	11/XX/2004	Primary	Purchase			No	No		2			2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170060352	XXX	$XXX	NY	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170060353	XXX	$XXX	LA	11/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060357	XXX	$XXX	OH	11/XX/2004	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060362	XXX	$XXX	GA	10/XX/2004	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060356	XXX	$XXX	NY	11/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170060363	XXX	$XXX	FL	12/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
170060364	XXX	$XXX	NY	12/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170060368	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,433.08 is underdisclosed from calculated Finance Charge of $156,478.10 in the amount of $45.02.
EXCEPTION INFO: TIL itemization did not disclose a notary fee of $50 as prepaid finance
																	charge.								Loan Review Complete
170060369	XXX	$XXX	CA	11/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060371	XXX	$XXX	NY	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,058.05 is underdisclosed from calculated Finance Charge of $108,733.02 in the amount of $674.97.
																	EXCEPTION INFO: The under disclosure is due to the lender not including the closing fee ($550.00), Tax service fee ($72.00) and courier fees ($53.00) in the finance charge calculations.								Loan Review Complete
170060370	XXX	$XXX	CA	11/XX/2004	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,280.78 is underdisclosed from calculated Finance Charge of $261,556.26 in the amount of $275.48.
																	EXCEPTION INFO: TIL Itemization discloses a credit report fee of $12 not reflected on HUD. TIL Itemization does not disclose an assignment recording fee of $9, flood certification fee of $15, sub escrow fee of $140, tax certification fee of $72, title courier fee of $25 or a wire fee of $100 as prepaid finance charges. TIL Itemization discloses a payment of $36.83 for prepaid interest while HUD reflects a credit of $36.83.								Loan Review Complete
170060372	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170060373	XXX	$XXX	AZ	12/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,979.20 is underdisclosed from calculated Finance Charge of $57,080.03 in the amount of $100.83.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.								Loan Review Complete
170060374	XXX	$XXX	NC	12/XX/2004	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060375	XXX	$XXX	KY	12/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.								Loan Review Complete
170060377	XXX	$XXX	FL	12/XX/2004	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060376	XXX	$XXX	IL	12/XX/2004	UTD	Purchase	No	No	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060394	XXX	$XXX	NC	12/XX/2004	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060378	XXX	$XXX	OH	11/XX/2004	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.								Loan Review Complete
170060396	XXX	$XXX	IL	1/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170060395	XXX	$XXX	GA	12/XX/2004	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170060398	XXX	$XXX	FL	1/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $351,289.24 is underdisclosed from calculated Finance Charge of $351,434.28 in the amount of $145.04.
																	EXCEPTION INFO: Itemization did not disclose the email fee of $45,notice of settlement fee of $10 and title courier fee of $90 as prepaid finance charges.								Loan Review Complete
170060397	XXX	$XXX	NJ	12/XX/2004	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,117.68 is underdisclosed from calculated Finance Charge of $306,349.63 in the amount of $231.95.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170059652	XXX	$XXX	LA	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Loan Review Complete
170059671	XXX	$XXX	NY	2/XX/2005	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059656	XXX	$XXX	NV	1/XX/2005	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170059669	XXX	$XXX	IL	2/XX/2005	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170059668	XXX	$XXX	MD	1/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059672	XXX	$XXX	NJ	1/XX/2005	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.33300% is underdisclosed from calculated APR of 7.46599% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,755.90 is underdisclosed from calculated Finance Charge of $100,638.90 in the amount of $883.00.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170059675	XXX	$XXX	WI	2/XX/2005	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059674	XXX	$XXX	FL	2/XX/2005	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059676	XXX	$XXX	NJ	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170059685	XXX	$XXX	NY	12/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2004								Loan Review Complete
170059687	XXX	$XXX	MI	3/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059688	XXX	$XXX	NY	3/XX/2005	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059686	XXX	$XXX	SC	2/XX/2005	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170059691	XXX	$XXX	IL	3/XX/2005	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.								Loan Review Complete
170059699	XXX	$XXX	FL	4/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Loan Review Complete
170060877	XXX	$XXX	MD	5/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170060890	XXX	$XXX	AR	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170060891	XXX	$XXX	NH	6/XX/2005	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060888	XXX	$XXX	FL	5/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170060889	XXX	$XXX	MI	5/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060893	XXX	$XXX	IN	6/XX/2005	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170060894	XXX	$XXX	FL	6/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170060895	XXX	$XXX	CT	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060920	XXX	$XXX	NV	7/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170060924	XXX	$XXX	RI	7/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170060896	XXX	$XXX	MO	4/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060925	XXX	$XXX	IL	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170060926	XXX	$XXX	MN	7/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,971.03 is underdisclosed from calculated Finance Charge of $78,150.12 in the amount of $179.09.
																	EXCEPTION INFO: Unable to determine reason for the underdisclosure of $179.07 due to missing Itemization of amount financed.								Loan Review Complete
170060928	XXX	$XXX	LA	7/XX/2005	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $226,952.00 is underdisclosed from calculated Finance Charge of $227,250.91 in the amount of $298.91.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $50.00 and final HUD reflects $350.00.								Loan Review Complete
170060931	XXX	$XXX	NY	5/XX/2005	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170060949	XXX	$XXX	TN	8/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170060951	XXX	$XXX	TX	8/XX/2005	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170060950	XXX	$XXX	OK	8/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060964	XXX	$XXX	NY	8/XX/2005	Primary	Purchase	No	No	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2005								Loan Review Complete
170060961	XXX	$XXX	WI	8/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170060953	XXX	$XXX	NJ	8/XX/2005	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170060966	XXX	$XXX	WI	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060969	XXX	$XXX	IL	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170060972	XXX	$XXX	KY	8/XX/2005	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060997	XXX	$XXX	GA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170060996	XXX	$XXX	KS	8/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.								Loan Review Complete
170061003	XXX	$XXX	RI	9/XX/2005	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
170061005	XXX	$XXX	OH	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
170061006	XXX	$XXX	MN	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.								Loan Review Complete
170061004	XXX	$XXX	FL	9/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170061002	XXX	$XXX	NJ	9/XX/2005	Investment	Refinance Cash-out - Other			No	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170061017	XXX	$XXX	AR	10/XX/2005	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061018	XXX	$XXX	LA	10/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061019	XXX	$XXX	MA	10/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2005	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,964.12 is underdisclosed from calculated Finance Charge of $171,116.02 in the amount of $151.90.
																	EXCEPTION INFO: TIL itemization did not disclose a subordination recording fee of $152 as a prepaid finance charge.								Loan Review Complete
170061027	XXX	$XXX	NY	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061049	XXX	$XXX	OH	11/XX/2005	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170061031	XXX	$XXX	CA	10/XX/2005	Primary	Refinance Cash-out - Other	Tested	Yes	No	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061054	XXX	$XXX	GA	11/XX/2005	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061075	XXX	$XXX	AR	12/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061063	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061060	XXX	$XXX	MD	11/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,800.52 is underdisclosed from calculated Finance Charge of $300,658.92 in the amount of $858.40.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Final TIL itemization.								Loan Review Complete
170061076	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061081	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170061084	XXX	$XXX	AZ	12/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170061085	XXX	$XXX	ME	12/XX/2005	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1										Loan Review Complete
170061093	XXX	$XXX	LA	12/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061098	XXX	$XXX	DE	12/XX/2005	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.								Loan Review Complete
170061113	XXX	$XXX	MO	1/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170061101	XXX	$XXX	MD	1/XX/2006	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170061626	XXX	$XXX	MS	2/XX/2006	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.								Loan Review Complete
170061099	XXX	$XXX	NH	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170061635	XXX	$XXX	FL	2/XX/2006	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061636	XXX	$XXX	AZ	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.02600% is underdisclosed from calculated APR of 6.70373% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,398.53 is underdisclosed from calculated Finance Charge of $341,381.12 in the amount of $47,982.59.
																	EXCEPTION INFO: It appears a lower Index was used at origination than the 4.34% Index available within the look-back period.								Loan Review Complete
170061640	XXX	$XXX	PA	2/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170061656	XXX	$XXX	NY	1/XX/2006	Investment	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061661	XXX	$XXX	MA	3/XX/2006	Primary	Refinance Rate/Term			Yes	Yes		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2006									Loan Review Complete
170061660	XXX	$XXX	GA	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170061664	XXX	$XXX	IL	3/XX/2006	Primary	Purchase			No	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2006	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061694	XXX	$XXX	CA	4/XX/2006	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170061680	XXX	$XXX	CA	4/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2006								Loan Review Complete
170061709	XXX	$XXX	GA	4/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061670	XXX	$XXX	IL	4/XX/2006	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.								Loan Review Complete
170061668	XXX	$XXX	NY	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $434,324.95 is underdisclosed from calculated Finance Charge of $434,649.76 in the amount of $324.81.
																	EXCEPTION INFO: TIL itemization did not disclose an escrow service fee of $75, a courier fee of $50 and a title pick up fee of $200 as prepaid finance charges.								Loan Review Complete
170061710	XXX	$XXX	AZ	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170061712	XXX	$XXX	OR	4/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2006								Loan Review Complete
170061711	XXX	$XXX	IN	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $328,886.37 is underdisclosed from calculated Finance Charge of $329,420.58 in the amount of $534.21.
																	EXCEPTION INFO: Itemization of amount financed only reflects a $300 application fee as prepaid finance charges.								Loan Review Complete
170061734	XXX	$XXX	IL	5/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061736	XXX	$XXX	PA	4/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170061737	XXX	$XXX	CA	5/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061758	XXX	$XXX	FL	5/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061756	XXX	$XXX	MA	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061762	XXX	$XXX	MD	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061781	XXX	$XXX	NJ	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061782	XXX	$XXX	NC	6/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061809	XXX	$XXX	CA	7/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061810	XXX	$XXX	NY	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170061830	XXX	$XXX	MD	6/XX/2006	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170061825	XXX	$XXX	NY	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170065400	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.								Loan Review Complete
170061518	XXX	$XXX	IL	8/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170065430	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170061519	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061520	XXX	$XXX	FL	8/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170061521	XXX	$XXX	IL	9/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061522	XXX	$XXX	WI	9/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061524	XXX	$XXX	IL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061525	XXX	$XXX	AL	9/XX/2006	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170061523	XXX	$XXX	AZ	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- HUD received

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- Appraisal received

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- Appraisal received

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- HUD received

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- HUD received

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- TIL received							Loan Review Complete
170061526	XXX	$XXX	FL	9/XX/2006	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061529	XXX	$XXX	LA	9/XX/2006	Primary	Purchase			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.								Loan Review Complete
170061545	XXX	$XXX	MI	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061576	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061528	XXX	$XXX	PA	9/XX/2006	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,315.79 is underdisclosed from calculated Finance Charge of $249,427.35 in the amount of $111.56.
																	EXCEPTION INFO: TIL itemization did not disclose a wire fee of $13.50, an Email fee of $$50, a courier fee of $15.50, or CPL of $35 as prepaid finance charges								Loan Review Complete
170061527	XXX	$XXX	MN	10/XX/2006	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170061577	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.								Loan Review Complete
170061531	XXX	$XXX	NY	9/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared-HUD received

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared-HUD received

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared-HUD received

[1] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $620,010.18 is underdisclosed from calculated Finance Charge of $628,779.19 in the amount of $8,769.01.
EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final TIL, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- TIL received							Loan Review Complete
170061578	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170061593	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $745,625.19 is underdisclosed from calculated Finance Charge of $746,211.71 in the amount of $586.52.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061579	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170061606	XXX	$XXX	NY	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170061594	XXX	$XXX	FL	10/XX/2006	Investment	Refinance Rate/Term	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170063236	XXX	$XXX	CT	12/XX/2006	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061613	XXX	$XXX	CT	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170063244	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170063177	XXX	$XXX	TX	10/XX/2006	Investment	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- Appraisal received

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- Appraisal received

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- HUD received

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- HUD received							Loan Review Complete
170063246	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170063191	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- HUD received

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- Appraisal received

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- Appraisal received

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- HUD received

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- HUD received

[1] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- appraisal received

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-05): Cleared- TIL received

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019-04-08): Occupancy was able to be determined with Final HUD received, exception cleared.							Loan Review Complete
170063257	XXX	$XXX	IL	1/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, Exception cleared.							Loan Review Complete
170065144	XXX	$XXX	MO	1/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065145	XXX	$XXX	IL	1/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, Exception cleared.							Loan Review Complete
170065161	XXX	$XXX	MI	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170065193	XXX	$XXX	NY	1/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170065212	XXX	$XXX	AL	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,449.28 is underdisclosed from calculated Finance Charge of $67,524.88 in the amount of $75.60.
																	EXCEPTION INFO: Lenders Final TIL represents 57 monthly payments of MI. Whereas audited finance charge reflects 59 monthly payments of MI and fall-off after approximately 78% LTV.								Loan Review Complete
170065218	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065219	XXX	$XXX	IL	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170065217	XXX	$XXX	CA	1/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	[1] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.							Loan Review Complete
170065220	XXX	$XXX	MO	2/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,372.68 is underdisclosed from calculated Finance Charge of $151,480.95 in the amount of $1,108.27.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170065233	XXX	$XXX	WA	2/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170065235	XXX	$XXX	TX	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.								Loan Review Complete
170065276	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.								Loan Review Complete
170065315	XXX	$XXX	PA	2/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065335	XXX	$XXX	GA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170065341	XXX	$XXX	OH	2/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.								Loan Review Complete
170065342	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170065343	XXX	$XXX	LA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170065344	XXX	$XXX	OH	3/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065348	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065346	XXX	$XXX	IL	2/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065349	XXX	$XXX	NY	4/XX/2007	Investment	UTD UTD	UTD	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170065350	XXX	$XXX	NC	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170065359	XXX	$XXX	AL	4/XX/2007	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058488	XXX	$XXX	GA	2/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061156	XXX	$XXX	GA	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170061163	XXX	$XXX	NC	3/XX/2007	Primary	Purchase	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061187	XXX	$XXX	MA	3/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061188	XXX	$XXX	AR	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061189	XXX	$XXX	TX	3/XX/2007	Second Home	UTD UTD	UTD	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061197	XXX	$XXX	CT	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061215	XXX	$XXX	NY	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061258	XXX	$XXX	IL	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $415,560.42 is underdisclosed from calculated Finance Charge of $415,635.90 in the amount of $75.48.
																	EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $25 as prepaid finance charges.								Loan Review Complete
170061331	XXX	$XXX	NY	5/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059490	XXX	$XXX	LA	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,787.15 is underdisclosed from calculated Finance Charge of $63,933.31 in the amount of $146.16.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $574.15 and final HUD reflects $589.29.								Loan Review Complete
170059491	XXX	$XXX	PA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061349	XXX	$XXX	MO	5/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059508	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.						Borrower also paid a principal reduction on the loan of $12898.33 per the HUD1, so this was not a charge and no data input box on HUD screen in Clarity to indicate this.		Loan Review Complete
170059510	XXX	$XXX	WA	4/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059511	XXX	$XXX	LA	4/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170059509	XXX	$XXX	MA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Payoff Statement Missing: Unable to determine if a prepayment penalty was included in the pay-off due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, Exception cleared.							Loan Review Complete
170059521	XXX	$XXX	NY	4/XX/2007	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059550	XXX	$XXX	NM	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170059590	XXX	$XXX	IL	4/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059581	XXX	$XXX	AZ	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170059595	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170059593	XXX	$XXX	WA	4/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.								Loan Review Complete
170059597	XXX	$XXX	CA	5/XX/2007	Second Home	UTD UTD	UTD	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059588	XXX	$XXX	IL	6/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, Exception cleared.							Loan Review Complete
170059626	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061437	XXX	$XXX	AL	3/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059596	XXX	$XXX	PA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170059614	XXX	$XXX	NY	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061443	XXX	$XXX	IL	5/XX/2007	Primary	Purchase			No	Yes		1			1	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.									Loan Review Complete
170063172	XXX	$XXX	NY	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063570	XXX	$XXX	KY	5/XX/2007	Second Home	Purchase			No	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170063572	XXX	$XXX	WA	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170063573	XXX	$XXX	OH	5/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063612	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170063611	XXX	$XXX	OR	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063614	XXX	$XXX	NC	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059201	XXX	$XXX	GA	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.								Loan Review Complete
170059200	XXX	$XXX	PA	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: TIL appears to be final but not signed nor initialed by borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170059245	XXX	$XXX	OH	6/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,962.24 is underdisclosed from calculated Finance Charge of $156,726.31 in the amount of $764.07.
																	EXCEPTION INFO: Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170059314	XXX	$XXX	FL	7/XX/2007	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170059331	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059346	XXX	$XXX	IL	6/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059363	XXX	$XXX	CO	7/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170059359	XXX	$XXX	TX	6/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170059364	XXX	$XXX	PA	5/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059365	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170059366	XXX	$XXX	MO	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059377	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2007	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170059379	XXX	$XXX	PA	6/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided									Loan Review Complete
170059378	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059380	XXX	$XXX	TN	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170059367	XXX	$XXX	MD	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059732	XXX	$XXX	NV	7/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - The Note has not been signed by the borrower(s).	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059400	XXX	$XXX	GA	5/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,121.61 is underdisclosed from calculated Finance Charge of $191,319.95 in the amount of $198.34.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170059733	XXX	$XXX	IL	5/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170059737	XXX	$XXX	OH	6/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
170063304	XXX	$XXX	WI	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063303	XXX	$XXX	RI	5/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170063500	XXX	$XXX	TN	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170063492	XXX	$XXX	IL	7/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063501	XXX	$XXX	MD	7/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170063474	XXX	$XXX	OR	7/XX/2007	Investment	Purchase	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170063502	XXX	$XXX	FL	7/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170063503	XXX	$XXX	IN	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170063504	XXX	$XXX	VA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,346.17 is underdisclosed from calculated Finance Charge of $122,445.77 in the amount of $99.60.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170063505	XXX	$XXX	IN	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Miscellaneous Compliance - Initial TIL not provided								Loan Review Complete
170063506	XXX	$XXX	MA	7/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $318,167.53 is underdisclosed from calculated Finance Charge of $319,067.78 in the amount of $900.25.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170062820	XXX	$XXX	FL	12/XX/2006	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062800	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $350,669.09 is underdisclosed from calculated Finance Charge of $350,765.22 in the amount of $96.13.
EXCEPTION INFO: TIL Itemization did not disclose the property insight fee 24,courier $50 and wire $25 as prepaid finance charges.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170062801	XXX	$XXX	MD	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062854	XXX	$XXX	OH	7/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $248,933.56 is underdisclosed from calculated Finance Charge of $249,028.56 in the amount of $95.00.
																	EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.								Loan Review Complete
170062857	XXX	$XXX	NY	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062865	XXX	$XXX	NY	8/XX/2007	Investment	Refinance Cash-out - Other	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170062877	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062873	XXX	$XXX	FL	8/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064990	XXX	$XXX	IL	8/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170064992	XXX	$XXX	IL	7/XX/2007	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170065067	XXX	$XXX	NY	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $666,272.10 is underdisclosed from calculated Finance Charge of $666,310.46 in the amount of $38.36.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure. No itemization of the amount financed located.								Loan Review Complete
170065070	XXX	$XXX	OH	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.								Loan Review Complete
170065072	XXX	$XXX	DE	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170065071	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170065073	XXX	$XXX	NY	8/XX/2007	Primary	Purchase			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170065079	XXX	$XXX	PA	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170065080	XXX	$XXX	WA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170065081	XXX	$XXX	IL	8/XX/2007	Investment	Purchase			No	Yes		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170065082	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170058606	XXX	$XXX	MD	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058620	XXX	$XXX	IL	9/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058696	XXX	$XXX	IL	10/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058584	XXX	$XXX	CA	9/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170058728	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058729	XXX	$XXX	IL	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058731	XXX	$XXX	MI	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170058730	XXX	$XXX	OH	9/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 09/XX/2007 [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170058743	XXX	$XXX	OH	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
170058744	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170058745	XXX	$XXX	MI	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
170058746	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170058747	XXX	$XXX	IL	9/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170058748	XXX	$XXX	NC	10/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058762	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
170062966	XXX	$XXX	OR	11/XX/2007	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058815	XXX	$XXX	CA	10/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170062949	XXX	$XXX	MO	11/XX/2007	Investment	UTD UTD	UTD	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.								Loan Review Complete
170062914	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170062983	XXX	$XXX	WA	6/XX/2007	Primary	Construction-Permanent	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062967	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170062984	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062985	XXX	$XXX	IN	11/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062986	XXX	$XXX	MA	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170062988	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received Complete Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1. Exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, Exception cleared.

[1] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																		REVIEWER - CLEARED COMMENT (2019-04-08): Occupancy was able to be determined with HUD received, exception cleared.							Loan Review Complete
170063000	XXX	$XXX	WA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170063001	XXX	$XXX	WV	11/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
170063003	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063004	XXX	$XXX	OH	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063005	XXX	$XXX	MN	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.								Loan Review Complete
170063006	XXX	$XXX	OH	11/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063008	XXX	$XXX	CA	6/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170063037	XXX	$XXX	TX	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063017	XXX	$XXX	VA	11/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
170063038	XXX	$XXX	TX	10/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170063045	XXX	$XXX	LA	11/XX/2007	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170063095	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,647.70 is underdisclosed from calculated Finance Charge of $139,836.59 in the amount of $188.89.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170063075	XXX	$XXX	NY	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2007								Loan Review Complete
170063096	XXX	$XXX	NJ	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063098	XXX	$XXX	UT	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170063097	XXX	$XXX	GA	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170063071	XXX	$XXX	CA	11/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $349,616.41 is underdisclosed from calculated Finance Charge of $349,853.33 in the amount of $236.92.
																	EXCEPTION INFO: TIL Itemization did not disclose the sub escrow fee of $92.50, and a loan tie in fee of $250, as prepaid finance charges.								Loan Review Complete
170063099	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170063100	XXX	$XXX	VA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170063103	XXX	$XXX	PA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170063101	XXX	$XXX	OH	11/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - GENERAL COMMENT (2019-04-05): Appraisal received 22 months prior to note date and no approval in file to determine an appraisal was not required, exception remains.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD, exception cleared.

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD, exception cleared.

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final TIL, exception cleared.							Loan Review Complete
170063108	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
REVIEWER - GENERAL COMMENT (2019-04-08): Unable to clear- HUD provided is dated 11/XX/2006 however the subject transaction is for 09/XX/2007	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
170063132	XXX	$XXX	TX	12/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170058504	XXX	$XXX	IL	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170058528	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170058526	XXX	$XXX	NY	11/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170058532	XXX	$XXX	OK	12/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170058533	XXX	$XXX	TX	12/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.13600% is underdisclosed from calculated APR of 9.20113% outside of 0.125% tolerance.
EXCEPTION INFO: Under disclosure is due to payment stream.  Final TIL discloses payment adjusts for MI after 12 months, to .20%.  MI Cert in file discloses payment remains at 1.890% for 120 months.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,162.88 is underdisclosed from calculated Finance Charge of $312,743.34 in the amount of $26,580.46.
																	EXCEPTION INFO: Under disclosure is due to payment stream. Final TIL discloses payment adjusts for MI after 12 months, to .20%. MI Cert in file discloses payment remains at 1.890% for 120 months.								Loan Review Complete
170058534	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170058539	XXX	$XXX	OH	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
170060476	XXX	$XXX	CO	1/XX/2008	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170060415	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060414	XXX	$XXX	GA	12/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170060507	XXX	$XXX	NY	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.								Loan Review Complete
170060506	XXX	$XXX	GA	1/XX/2008	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170060508	XXX	$XXX	AL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170060512	XXX	$XXX	VA	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170060513	XXX	$XXX	NY	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170062248	XXX	$XXX	IL	1/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062226	XXX	$XXX	OK	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170062225	XXX	$XXX	MI	9/XX/2007	Second Home	Construction-Permanent			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058883	XXX	$XXX	PA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.								Loan Review Complete
170062224	XXX	$XXX	MN	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062249	XXX	$XXX	CA	1/XX/2008	Investment	Refinance Cash-out - Debt Consolidation	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058891	XXX	$XXX	PA	1/XX/2008	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062245	XXX	$XXX	DE	2/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170062246	XXX	$XXX	NJ	1/XX/2008	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170058892	XXX	$XXX	AZ	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170058896	XXX	$XXX	CA	1/XX/2008	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170058905	XXX	$XXX	CT	6/XX/2004	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170058928	XXX	$XXX	NY	2/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.								Loan Review Complete
170058932	XXX	$XXX	CT	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170058939	XXX	$XXX	IN	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058948	XXX	$XXX	AZ	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170060804	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060844	XXX	$XXX	PA	3/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170058954	XXX	$XXX	NC	2/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170060836	XXX	$XXX	IL	3/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060847	XXX	$XXX	NY	3/XX/2008	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.								Loan Review Complete
170060850	XXX	$XXX	CA	3/XX/2008	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170060807	XXX	$XXX	GA	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final HUD-1, exception cleared

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Appraisal, exception cleared.

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-08): Received Appraisal, exception cleared.

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final HUD-1, exception cleared

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final HUD-1, exception cleared

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-08): Received Final TIL, exception cleared							Loan Review Complete
170060852	XXX	$XXX	KY	3/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060853	XXX	$XXX	WA	3/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060669	XXX	$XXX	NJ	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060683	XXX	$XXX	OH	4/XX/2008	Investment	Refinance Cash-out - Debt Consolidation			No	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060679	XXX	$XXX	GA	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,298.09 is underdisclosed from calculated Finance Charge of $81,278.74 in the amount of $980.65.
																	EXCEPTION INFO: Unable to determine due to missing itemization of amount financed								Loan Review Complete
170060711	XXX	$XXX	IL	4/XX/2008	Primary	Purchase			No	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060693	XXX	$XXX	IL	2/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,217.30 is underdisclosed from calculated Finance Charge of $325,442.74 in the amount of $225.44.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170060715	XXX	$XXX	NY	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170060737	XXX	$XXX	IL	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170060690	XXX	$XXX	OH	4/XX/2008	Primary	Purchase	No	No	Yes	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170060747	XXX	$XXX	IL	5/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170060753	XXX	$XXX	MD	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170060748	XXX	$XXX	NJ	5/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.								Loan Review Complete
170058269	XXX	$XXX	FL	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058255	XXX	$XXX	PA	6/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058278	XXX	$XXX	NY	6/XX/2008	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058266	XXX	$XXX	CA	6/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $471,116.82 is underdisclosed from calculated Finance Charge of $471,854.28 in the amount of $737.46.
																	EXCEPTION INFO: TIL itemization did not include $1775 Transaction Coordination fee in the prepaid finance charges; however, Prepaid interest was over disclosed by $317.35, $170.53 Mortgage Insurance and $550 Closing/Escrow were disclosed on the itemization and not the HUD.								Loan Review Complete
170058288	XXX	$XXX	NC	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $324,918.64 is underdisclosed from calculated Finance Charge of $325,695.17 in the amount of $776.53.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170058279	XXX	$XXX	WA	6/XX/2008	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2008	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,079.93 is underdisclosed from calculated Finance Charge of $232,653.37 in the amount of $573.44.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170058291	XXX	$XXX	PA	7/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
170058308	XXX	$XXX	IL	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.								Loan Review Complete
170058351	XXX	$XXX	WA	10/XX/2008	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
170058326	XXX	$XXX	NJ	9/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2008.								Loan Review Complete
170058339	XXX	$XXX	TX	9/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058343	XXX	$XXX	NC	7/XX/2008	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170058376	XXX	$XXX	MD	12/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058378	XXX	$XXX	NM	11/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2008.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2008 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final HUD-1, exception cleared

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Appraisal, exception cleared

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-08): Received Appraisal, exception cleared

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final HUD-1, exception cleared

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final HUD-1, exception cleared

[1] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final HUD-1, exception cleared

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-08): Received Final TIL, exception cleared							Loan Review Complete
170058384	XXX	$XXX	OR	12/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2008.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170058399	XXX	$XXX	DE	2/XX/2009	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170058395	XXX	$XXX	MO	1/XX/2009	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170058394	XXX	$XXX	SC	1/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
170058402	XXX	$XXX	FL	2/XX/2009	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2009.								Loan Review Complete
170058401	XXX	$XXX	IL	2/XX/2009	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058405	XXX	$XXX	GA	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170058408	XXX	$XXX	NY	3/XX/2009	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2008.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170058410	XXX	$XXX	NY	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2008.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,211.05 is underdisclosed from calculated Finance Charge of $165,469.64 in the amount of $258.59.
																	EXCEPTION INFO: TIL Itemization does not reflect courier fee of $50.50 or wire fee of $202 as prepaid finance charges.								Loan Review Complete
170058407	XXX	$XXX	CA	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170058413	XXX	$XXX	HI	3/XX/2009	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170058412	XXX	$XXX	OH	4/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058419	XXX	$XXX	VA	5/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170058420	XXX	$XXX	MN	5/XX/2009	Primary	Refinance Cash-out - Home Improvement			Yes	No		2			2		[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.								Loan Review Complete
170058414	XXX	$XXX	OR	4/XX/2009	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2009.								Loan Review Complete
170058421	XXX	$XXX	IL	5/XX/2009	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058422	XXX	$XXX	MA	5/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170058441	XXX	$XXX	KY	6/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,657.94 is underdisclosed from calculated Finance Charge of $60,233.01 in the amount of $575.07.
																	EXCEPTION INFO: TIL itemization did not disclose a CLO fee of $600 as prepaid finance charge.								Loan Review Complete
170058430	XXX	$XXX	AL	5/XX/2009	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058448	XXX	$XXX	FL	7/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009.								Loan Review Complete
170058449	XXX	$XXX	FL	7/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,222.86 is underdisclosed from calculated Finance Charge of $164,300.24 in the amount of $77.38.
																	EXCEPTION INFO: TIL Itemization did not disclose the $8.50 flood cert or $69 tax fee as prepaid finance charges.								Loan Review Complete
170058437	XXX	$XXX	OH	6/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,166.33 is underdisclosed from calculated Finance Charge of $162,211.39 in the amount of $45.06.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $1,579.86 and final HUD reflects $1,624.86.								Loan Review Complete
170058457	XXX	$XXX	AL	8/XX/2009	Primary	Purchase			No	No		1			1										Loan Review Complete
170058453	XXX	$XXX	ID	8/XX/2009	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.								Loan Review Complete
170058462	XXX	$XXX	CA	9/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2009	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170058466	XXX	$XXX	NY	9/XX/2009	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,102.04 is underdisclosed from calculated Finance Charge of $212,179.43 in the amount of $77.39.
																	EXCEPTION INFO: TIL Itemization did not disclose a Flood Certification fee of $8.50 and a Tax Service fee of $69 as prepaid finance charges.								Loan Review Complete
170065505	XXX	$XXX	GA	10/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170065507	XXX	$XXX	PA	11/XX/2009	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2009 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065508	XXX	$XXX	GA	11/XX/2009	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2009 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170065512	XXX	$XXX	OH	12/XX/2009	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170065525	XXX	$XXX	GA	12/XX/2009	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2009 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065520	XXX	$XXX	MD	12/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,920.96 is underdisclosed from calculated Finance Charge of $199,993.34 in the amount of $72.38.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2009 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final HUD-1, exception cleared

[1] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final HUD-1, exception cleared

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final HUD-1, exception cleared

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-08): Received Final HUD-1, exception cleared

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-08): Received Final TIL, exception cleared.							Loan Review Complete
170065526	XXX	$XXX	NY	1/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 11/XX/2009
EXCEPTION INFO: There are some pages of a 1004MC appraisal in the file; however there's no date on any of the pages.  UTD when it was done.

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2009.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170065534	XXX	$XXX	CA	1/XX/2010	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - The Note has not been signed by the borrower(s).	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065538	XXX	$XXX	NJ	2/XX/2010	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
170065553	XXX	$XXX	NY	2/XX/2010	Investment	Refinance Rate/Term			No	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170063940	XXX	$XXX	VA	6/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170065539	XXX	$XXX	MN	2/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170063948	XXX	$XXX	KY	7/XX/2010	Investment	Refinance Cash-out - Other			No	Yes		1			1										Loan Review Complete
170063973	XXX	$XXX	NC	9/XX/2010	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late fee of 5% exceeds maximum of 4% per State (NC)

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.								Loan Review Complete
170063984	XXX	$XXX	MI	9/XX/2010	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170063960	XXX	$XXX	TX	8/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2010	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,054.44 is underdisclosed from calculated Finance Charge of $219,175.41 in the amount of $120.97.
																	EXCEPTION INFO: TIL itemization did not disclose a mortgage recording fee of $92 or deed recording fee of $24 paid to the title company as prepaid finance charges.								Loan Review Complete
170063986	XXX	$XXX	WI	11/XX/2010	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063992	XXX	$XXX	CA	12/XX/2010	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170063998	XXX	$XXX	NM	12/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170064005	XXX	$XXX	MD	1/XX/2011	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2011 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064000	XXX	$XXX	VA	12/XX/2010	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

																	[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.								Loan Review Complete
170064025	XXX	$XXX	NY	4/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170064022	XXX	$XXX	WA	4/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2011	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,346.76 is underdisclosed from calculated Finance Charge of $233,868.38 in the amount of $1,521.62.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.

[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Compliant): Washington HB 2770: Disclosure of material terms not in compliance with state requirements.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.								Loan Review Complete
170064019	XXX	$XXX	UT	3/XX/2011	Investment	Refinance Rate/Term			No	Yes		1			1										Loan Review Complete
170064028	XXX	$XXX	TX	4/XX/2011	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,865.40 is underdisclosed from calculated Finance Charge of $131,901.55 in the amount of $36.15.
EXCEPTION INFO: TIL itemization did not disclose a tax cert fee of $36.14 as a prepaid finance charge.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170064068	XXX	$XXX	FL	10/XX/2011	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2011.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,047.56 is underdisclosed from calculated Finance Charge of $61,238.14 in the amount of $190.58.
EXCEPTION INFO: The under disclosure of the finance charge is due to itemization of amount financed reflects origination charge as $624.70 and should have been a total of $3173.45 ($815.95 to lender plus $2357.50 to broker).

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170064069	XXX	$XXX	MD	10/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2011.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170064071	XXX	$XXX	FL	10/XX/2011	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2011.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170064072	XXX	$XXX	WY	10/XX/2011	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170064081	XXX	$XXX	TX	10/XX/2011	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064082	XXX	$XXX	FL	1/XX/2012	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2011.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 3.89800% is underdisclosed from calculated APR of 4.04449% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,924.72 is underdisclosed from calculated Finance Charge of $211,778.28 in the amount of $5,853.56.
EXCEPTION INFO: TIL Itemization did not disclose the origination fee of $5855.95 as a prepaid finance charge.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170064083	XXX	$XXX	SC	1/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2011.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170064088	XXX	$XXX	WY	1/XX/2012	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170064093	XXX	$XXX	IN	2/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 3.34000% is underdisclosed from calculated APR of 3.54809% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine underdisclosure of fees due to missing Itemization of Fees. Unable to determine index value used by lender. Lowest Index value used in lookback period.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,143.95 is underdisclosed from calculated Finance Charge of $181,796.47 in the amount of $9,652.52.
EXCEPTION INFO: Unable to determine underdisclosure of fees due to missing Itemization of Fees. Unable to determine index value used by lender. Lowest Index value used in lookback period.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170064094	XXX	$XXX	NY	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,716.98 is underdisclosed from calculated Finance Charge of $203,754.19 in the amount of $2,037.21.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064103	XXX	$XXX	NY	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,278.79 is underdisclosed from calculated Finance Charge of $174,161.36 in the amount of $882.57.
EXCEPTION INFO: TIL Itemization did not disclose the loan origination fee of $2002.45 as prepaid finance charges.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170064104	XXX	$XXX	DE	3/XX/2012	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2012 used as disbursement date for compliance testing.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170064105	XXX	$XXX	NY	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $279,001.35 is underdisclosed from calculated Finance Charge of $281,618.93 in the amount of $2,617.58.
																	EXCEPTION INFO: TIL Itemization did not disclose the loan origination fee of $2673.90 or the courier fee of $70 as prepaid finance charges.								Loan Review Complete
170064119	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2011.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170062144	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170062158	XXX	$XXX	CA	7/XX/2012	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170062134	XXX	$XXX	FL	5/XX/2012	Second Home	UTD UTD	UTD	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170064123	XXX	$XXX	CA	5/XX/2012	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2012 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2011.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
170062156	XXX	$XXX	CT	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170062166	XXX	$XXX	KY	8/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062177	XXX	$XXX	NJ	9/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170062176	XXX	$XXX	KS	9/XX/2012	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170062178	XXX	$XXX	FL	9/XX/2012	Second Home	Refinance Cash-out - Debt Consolidation	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2012.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170062189	XXX	$XXX	NY	11/XX/2012	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170058978	XXX	$XXX	FL	1/XX/2013	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,608.31 is underdisclosed from calculated Finance Charge of $118,338.90 in the amount of $1,730.59.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170062193	XXX	$XXX	NY	11/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170058966	XXX	$XXX	NY	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,664.06 is underdisclosed from calculated Finance Charge of $183,774.77 in the amount of $110.71.								Loan Review Complete
170058960	XXX	$XXX	NY	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 4.03100% is underdisclosed from calculated APR of 4.21523% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,619.32 is underdisclosed from calculated Finance Charge of $168,539.35 in the amount of $4,920.03.
EXCEPTION INFO: Itemization of amount financed did not include a loan origination fee of $5,180.90.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170058986	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2008

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2013 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170058979	XXX	$XXX	LA	12/XX/2012	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,763.50 is underdisclosed from calculated Finance Charge of $83,253.25 in the amount of $1,489.75.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170058995	XXX	$XXX	LA	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170058982	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 3.69200% is underdisclosed from calculated APR of 3.89164% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,977.71 is underdisclosed from calculated Finance Charge of $122,353.89 in the amount of $4,376.18.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170058996	XXX	$XXX	NC	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,412.67 is underdisclosed from calculated Finance Charge of $61,698.27 in the amount of $2,285.60.
																	EXCEPTION INFO: Unable to determine under disclosure. The itemization of amount financed match.								Loan Review Complete
170059000	XXX	$XXX	TN	2/XX/2013	Investment	Purchase	No	No	No	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2013 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2013. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170059005	XXX	$XXX	TX	2/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.								Loan Review Complete
170059004	XXX	$XXX	MI	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.								Loan Review Complete
170059021	XXX	$XXX	AR	2/XX/2013	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170059022	XXX	$XXX	AZ	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059020	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
170059023	XXX	$XXX	NY	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,439.86 is underdisclosed from calculated Finance Charge of $217,603.77 in the amount of $163.91.
EXCEPTION INFO: TIL itemization did not disclose the assignment of mortgage recording fee of $125.50 as a  prepaid finance
																	charge.								Loan Review Complete
170059028	XXX	$XXX	MO	3/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059027	XXX	$XXX	FL	3/XX/2013	Investment	Refinance Rate/Term			No	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] General - Missing Document: AVM not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170059029	XXX	$XXX	IL	3/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,194.76 is underdisclosed from calculated Finance Charge of $145,579.10 in the amount of $384.34.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170059026	XXX	$XXX	TN	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,261.76 is underdisclosed from calculated Finance Charge of $128,880.95 in the amount of $619.19.
EXCEPTION INFO: TIL Itemization did not disclose the origination credit fee of -$619.13 as prepaid finance charges.

																	[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.								Loan Review Complete
170059031	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170059033	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170059030	XXX	$XXX	NJ	2/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059035	XXX	$XXX	OH	2/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $20,235.27 is underdisclosed from calculated Finance Charge of $20,340.27 in the amount of $105.00.
EXCEPTION INFO: unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059034	XXX	$XXX	MI	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2013	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170059036	XXX	$XXX	FL	3/XX/2013	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,405.36 is underdisclosed from calculated Finance Charge of $223,205.36 in the amount of $800.00.
EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2013 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1 in trailing docs

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1 in trailing docs

[1] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received Final HUD-1 in trailing docs							Loan Review Complete
170059045	XXX	$XXX	FL	3/XX/2013	Second Home	Refinance Rate/Term	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170059040	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,441.53 is underdisclosed from calculated Finance Charge of $168,837.42 in the amount of $1,395.89.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $679.25
																	and final HUD reflects $2075.13								Loan Review Complete
170059039	XXX	$XXX	WA	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,032.16 is underdisclosed from calculated Finance Charge of $144,264.20 in the amount of $232.04.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization for lender credit.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170059052	XXX	$XXX	NC	4/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.								Loan Review Complete
170059077	XXX	$XXX	NY	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,108.06 is underdisclosed from calculated Finance Charge of $66,710.54 in the amount of $602.48.
EXCEPTION INFO: TIL itemization did not disclose the assignment recording fee of $300  as a prepaid finance charge.  The itemization also reflected a credit of $302.50 which resulted in the under disclosure.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059097	XXX	$XXX	FL	6/XX/2013	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - Incorrect TIL Form Used: Truth in Lending Act (MDIA 2011): TIL disclosure not compliant under MDIA								Loan Review Complete
170059112	XXX	$XXX	VA	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
170059111	XXX	$XXX	NJ	6/XX/2013	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $35,320.29 is underdisclosed from calculated Finance Charge of $35,815.29 in the amount of $495.00.
																	EXCEPTION INFO: Itemization of amount financed did not reflect the $470.00 appraisal fee as a finance charge.								Loan Review Complete
170059116	XXX	$XXX	IL	6/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059117	XXX	$XXX	MA	6/XX/2013	Investment	Refinance Rate/Term			No	Yes		1			1										Loan Review Complete
170059119	XXX	$XXX	TX	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170059118	XXX	$XXX	VA	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170059145	XXX	$XXX	IN	7/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,334.93 is underdisclosed from calculated Finance Charge of $145,093.13 in the amount of $758.20.
EXCEPTION INFO: Unable to determine cause of under disclosure due to missing amortization schedule.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170059144	XXX	$XXX	KY	7/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170059146	XXX	$XXX	MN	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170059147	XXX	$XXX	DE	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170059155	XXX	$XXX	FL	7/XX/2013	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2013.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059157	XXX	$XXX	IL	7/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,317.69 is underdisclosed from calculated Finance Charge of $115,483.96 in the amount of $1,166.27.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059158	XXX	$XXX	MO	7/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2013									Loan Review Complete
170059171	XXX	$XXX	NJ	8/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059160	XXX	$XXX	MT	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059161	XXX	$XXX	MS	7/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170059159	XXX	$XXX	IN	7/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2013.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059183	XXX	$XXX	NJ	8/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170059162	XXX	$XXX	NJ	7/XX/2013	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170059186	XXX	$XXX	NC	8/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059188	XXX	$XXX	TX	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170059192	XXX	$XXX	VA	8/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058837	XXX	$XXX	GA	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170059191	XXX	$XXX	WI	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170058838	XXX	$XXX	TN	6/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170058854	XXX	$XXX	PA	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower at closing.
EXCEPTION INFO: Loan closed on 9/XX however the notary dated their signature 8/XX

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170058860	XXX	$XXX	MI	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170058864	XXX	$XXX	PA	9/XX/2013	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
170058863	XXX	$XXX	PA	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.								Loan Review Complete
170058859	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170058866	XXX	$XXX	TN	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170058872	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,055.64 is underdisclosed from calculated Finance Charge of $107,605.91 in the amount of $550.27.								Loan Review Complete
170062257	XXX	$XXX	IL	9/XX/2013	Primary	Purchase	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170062263	XXX	$XXX	WI	8/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062268	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
170062270	XXX	$XXX	OR	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
170062269	XXX	$XXX	NJ	8/XX/2013	Investment	Refinance Rate/Term			No	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
170062271	XXX	$XXX	AZ	9/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2013 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170062275	XXX	$XXX	CA	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062273	XXX	$XXX	MN	10/XX/2013	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2013.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170062274	XXX	$XXX	VA	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062281	XXX	$XXX	AR	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062282	XXX	$XXX	ND	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062283	XXX	$XXX	ID	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2013	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
170062287	XXX	$XXX	AR	9/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170062288	XXX	$XXX	MN	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062314	XXX	$XXX	MS	10/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170062321	XXX	$XXX	CA	11/XX/2013	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - TIL-MDIA Pre-Disclosure Activity - Fees collected prior to TIL disclosure: Truth in Lending Act (Early TIL Disclosure): Fees, other than for a credit report, charged before early TIL disclosure received by borrower.								Loan Review Complete
170062332	XXX	$XXX	TX	11/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062318	XXX	$XXX	FL	10/XX/2013	Primary	Purchase	No	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
																	EXCEPTION INFO: Application dated 09/XX/2013 and disclosure provided 10/XX/2013.								Loan Review Complete
170062344	XXX	$XXX	GA	11/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
170062345	XXX	$XXX	FL	12/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064571	XXX	$XXX	CA	6/XX/1995	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170064573	XXX	$XXX	CT	12/XX/1995	Investment	Purchase			No	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/1995.								Loan Review Complete
170064574	XXX	$XXX	OH	2/XX/1997	Primary	Purchase			No	No		1			1										Loan Review Complete
170064572	XXX	$XXX	TX	12/XX/1995	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1995 used as disbursement date for compliance testing.								Loan Review Complete
170064576	XXX	$XXX	FL	10/XX/1997	Primary	Purchase			No	No		1			1										Loan Review Complete
170064617	XXX	$XXX	TX	1/XX/2002	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2001.								Loan Review Complete
170064626	XXX	$XXX	MS	12/XX/2001	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064635	XXX	$XXX	IN	5/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064577	XXX	$XXX	NY	7/XX/1998	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1998.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064637	XXX	$XXX	MO	4/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2001.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,855.43 is underdisclosed from calculated Finance Charge of $124,007.21 in the amount of $151.78.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.								Loan Review Complete
170064638	XXX	$XXX	GA	6/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2002.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,036.84 is underdisclosed from calculated Finance Charge of $82,331.83 in the amount of $294.99.
EXCEPTION INFO: The TIL itemization did not disclose an attorney fee of $400 assignment fee of $7 credit review of $28 and flood of $20, but did indicate a document fee of $150 as prepaid finance charges.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064640	XXX	$XXX	OR	7/XX/2002	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170064639	XXX	$XXX	GA	7/XX/2002	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Rider - Other not provided
EXCEPTION INFO: Waiver of Borrower Rights not in file.

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,543.89 is underdisclosed from calculated Finance Charge of $177,743.09 in the amount of $1,199.20.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170064645	XXX	$XXX	WI	9/XX/2002	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,406.22 is underdisclosed from calculated Finance Charge of $108,669.19 in the amount of $262.97.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
170064655	XXX	$XXX	SC	6/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2001.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064657	XXX	$XXX	MI	10/XX/2002	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2002	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170064661	XXX	$XXX	NY	9/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $255,937.12 is underdisclosed from calculated Finance Charge of $257,603.84 in the amount of $1,666.72.								Loan Review Complete
170064663	XXX	$XXX	IL	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2002.								Loan Review Complete
170064664	XXX	$XXX	VA	10/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,225.11 is underdisclosed from calculated Finance Charge of $166,577.13 in the amount of $352.02.
																	EXCEPTION INFO: Unable to determine the under disclosed finance charge of $352.02								Loan Review Complete
170064665	XXX	$XXX	KY	10/XX/2002	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,525.72 is underdisclosed from calculated Finance Charge of $95,876.00 in the amount of $350.28.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.								Loan Review Complete
170064669	XXX	$XXX	OH	10/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,399.67 is underdisclosed from calculated Finance Charge of $175,681.88 in the amount of $282.21.
																	EXCEPTION INFO: unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
170064674	XXX	$XXX	FL	12/XX/2002	Primary	Purchase			No	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170064680	XXX	$XXX	RI	11/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,964.92 is underdisclosed from calculated Finance Charge of $259,019.98 in the amount of $55.06.
																	EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.								Loan Review Complete
170064681	XXX	$XXX	MI	10/XX/2002	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170064686	XXX	$XXX	TX	7/XX/2002	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170064685	XXX	$XXX	IN	11/XX/2002	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.								Loan Review Complete
170064689	XXX	$XXX	MO	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170064699	XXX	$XXX	AL	1/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,006.89 is underdisclosed from calculated Finance Charge of $123,493.99 in the amount of $487.10.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170064700	XXX	$XXX	WV	2/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170064712	XXX	$XXX	NY	3/XX/2003	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.								Loan Review Complete
170064710	XXX	$XXX	FL	3/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.								Loan Review Complete
170064717	XXX	$XXX	FL	3/XX/2003	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,772.93 is underdisclosed from calculated Finance Charge of $75,055.42 in the amount of $282.49.
																	EXCEPTION INFO: TIL Itemization did not disclose an application fee of $350 as a prepaid finance charge.								Loan Review Complete
170064718	XXX	$XXX	IL	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170064726	XXX	$XXX	WI	6/XX/2003	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170064722	XXX	$XXX	MA	4/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
170064724	XXX	$XXX	IN	4/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170064721	XXX	$XXX	NY	5/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170064723	XXX	$XXX	NY	3/XX/2003	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
170064729	XXX	$XXX	IL	5/XX/2003	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,237.65 is underdisclosed from calculated Finance Charge of $150,636.98 in the amount of $399.33.
																	EXCEPTION INFO: Unable to determine underdisclosure as the file did not contain an itemization of amount financed.								Loan Review Complete
170064727	XXX	$XXX	NC	3/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
170064725	XXX	$XXX	NY	5/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $300,862.38 is underdisclosed from calculated Finance Charge of $301,306.92 in the amount of $444.54.
																	EXCEPTION INFO: Fees are under disclosed. The following fees are not listed on the HUD as they are in the itemization: Application Fee $700.00 disclosed as $350.00 on the itemization.								Loan Review Complete
170064730	XXX	$XXX	MA	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,874.98 is underdisclosed from calculated Finance Charge of $215,975.09 in the amount of $100.11.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170064734	XXX	$XXX	GA	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002.								Loan Review Complete
170064732	XXX	$XXX	MO	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064735	XXX	$XXX	PA	5/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
170064738	XXX	$XXX	AR	7/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170064736	XXX	$XXX	FL	5/XX/2003	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.75000% is underdisclosed from calculated APR of 5.88533% outside of 0.125% tolerance.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $21,396.02 is underdisclosed from calculated Finance Charge of $21,771.28 in the amount of $375.26.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
170064739	XXX	$XXX	KY	6/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.								Loan Review Complete
170061856	XXX	$XXX	NY	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170061854	XXX	$XXX	DE	7/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170061855	XXX	$XXX	NJ	8/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $158,417.85 is underdisclosed from calculated Finance Charge of $158,831.04 in the amount of $413.19.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061858	XXX	$XXX	GA	7/XX/2003	Primary	Purchase			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170061857	XXX	$XXX	GA	7/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,289.34 is underdisclosed from calculated Finance Charge of $175,522.79 in the amount of $233.45.
																	EXCEPTION INFO: TIL Itemization finance charge calculation does not include $25 flood cert, $67 tax service, $87.50 title courier and $54 wire transfer fees.								Loan Review Complete
170061859	XXX	$XXX	GA	6/XX/2003	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,999.72 is underdisclosed from calculated Finance Charge of $109,251.73 in the amount of $252.01.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061860	XXX	$XXX	MD	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170061861	XXX	$XXX	PA	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.								Loan Review Complete
170061863	XXX	$XXX	NJ	4/XX/2003	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170061862	XXX	$XXX	OH	7/XX/2003	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.								Loan Review Complete
170061866	XXX	$XXX	GA	8/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,561.12 is underdisclosed from calculated Finance Charge of $163,469.60 in the amount of $908.48.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061864	XXX	$XXX	FL	9/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.								Loan Review Complete
170061868	XXX	$XXX	PA	10/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.								Loan Review Complete
170061865	XXX	$XXX	GA	7/XX/2003	Primary	Purchase			Yes	No		2			2		[2] Application / Processing - Missing Document: Missing Lender's Initial 1003								Loan Review Complete
170061867	XXX	$XXX	IL	11/XX/2003	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,120.40 is underdisclosed from calculated Finance Charge of $119,419.45 in the amount of $299.05.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.								Loan Review Complete
170061869	XXX	$XXX	AL	11/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170061872	XXX	$XXX	GA	8/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,483.65 is underdisclosed from calculated Finance Charge of $190,677.59 in the amount of $193.94.
																	EXCEPTION INFO: TIL Itemization did not disclose an Assignment Recording fee of $7, an Attorney fee of $450, a Post Closing Review fee of $25, a Special Handling fee of $36.75 partially offset by an itemized Document Preparation fee of $250 and Lenders Inspection fee of $75 as prepaid finance charges.								Loan Review Complete
170061873	XXX	$XXX	IL	1/XX/2004	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.								Loan Review Complete
170061875	XXX	$XXX	KY	11/XX/2003	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
170061882	XXX	$XXX	IL	3/XX/2004	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,623.49 is underdisclosed from calculated Finance Charge of $205,032.21 in the amount of $408.72.
																	EXCEPTION INFO: Unable to determine underdisclosure as the file did not contain an itemization of amount financed.								Loan Review Complete
170061870	XXX	$XXX	IL	12/XX/2003	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170061880	XXX	$XXX	PA	12/XX/2003	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170061883	XXX	$XXX	KY	1/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
170061884	XXX	$XXX	TN	2/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,514.75 is underdisclosed from calculated Finance Charge of $213,839.99 in the amount of $325.24.
																	EXCEPTION INFO: Under disclosure is due to fees. Itemization not provided. Unable to verify reason for under disclosure.								Loan Review Complete
170061885	XXX	$XXX	GA	1/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061886	XXX	$XXX	GA	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,099.83 is underdisclosed from calculated Finance Charge of $131,330.77 in the amount of $230.94.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061887	XXX	$XXX	PA	1/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2004								Loan Review Complete
170061892	XXX	$XXX	FL	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,958.72 is underdisclosed from calculated Finance Charge of $132,023.87 in the amount of $65.15.
																	EXCEPTION INFO: Unable to determine underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170061893	XXX	$XXX	IL	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $78,419.63 is underdisclosed from calculated Finance Charge of $78,569.63 in the amount of $150.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170061894	XXX	$XXX	MI	5/XX/2004	Second Home	Purchase			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
170061897	XXX	$XXX	IN	5/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,173.80 is underdisclosed from calculated Finance Charge of $98,272.38 in the amount of $98.58.
EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing Final TIL itemization

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Broker Initial Disclosure Date: Unable to determine evidence of Initial Application Date from the Broker's Initial Disclosure due to missing information.
REVIEWER - CLEARED COMMENT (2019-04-05): Broker Disclosure is missing

[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received final HUD-1 in trailing docs

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Received 1004 appraisal in trailing docs

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received 1004 appraisal in trailing docs

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received final HUD-1 in trailing docs

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received final HUD-1 in trailing docs with correct disbursement date, added correct exception and deleted this one

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received final TIL in trailing docs							Loan Review Complete
170061898	XXX	$XXX	OH	5/XX/2004	Primary	Purchase	No	No	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061899	XXX	$XXX	OH	5/XX/2004	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,945.41 is underdisclosed from calculated Finance Charge of $113,092.58 in the amount of $147.17.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170061900	XXX	$XXX	NY	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.								Loan Review Complete
170061901	XXX	$XXX	MA	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state. EXCEPTION INFO: 5% late charge exceeds 4% maximum per state (MS).								Loan Review Complete
170061904	XXX	$XXX	NY	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.								Loan Review Complete
170061902	XXX	$XXX	NJ	6/XX/2004	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,898.30 is underdisclosed from calculated Finance Charge of $185,809.91 in the amount of $1,911.61.
																	EXCEPTION INFO: TIL Itemization reflects MI dropping off after 103 months and audit reflects MI dropping off after 105 months. Unable to determine fee related under disclosure due to missing Itemization of amount financed								Loan Review Complete
170061906	XXX	$XXX	OH	6/XX/2004	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170061905	XXX	$XXX	IL	6/XX/2004	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $403,887.60 is underdisclosed from calculated Finance Charge of $404,308.53 in the amount of $420.93.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170061907	XXX	$XXX	GA	7/XX/2004	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.								Loan Review Complete
170061912	XXX	$XXX	OK	8/XX/2004	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170061914	XXX	$XXX	NY	8/XX/2004	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170061910	XXX	$XXX	NJ	9/XX/2004	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,373.62 is underdisclosed from calculated Finance Charge of $337,955.14 in the amount of $581.52.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure as the file did not contain the itemization of amount financed.								Loan Review Complete
170061913	XXX	$XXX	GA	6/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061918	XXX	$XXX	WA	10/XX/2004	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061909	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.								Loan Review Complete
170061919	XXX	$XXX	NY	10/XX/2004	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061920	XXX	$XXX	NJ	11/XX/2003	Investment	Purchase			No	No		1			1										Loan Review Complete
170061923	XXX	$XXX	FL	12/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061921	XXX	$XXX	IL	11/XX/2004	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
170061916	XXX	$XXX	FL	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
170061924	XXX	$XXX	IL	11/XX/2004	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,219.75 is underdisclosed from calculated Finance Charge of $215,635.55 in the amount of $415.80.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061929	XXX	$XXX	MN	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
170061930	XXX	$XXX	FL	1/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170061932	XXX	$XXX	MA	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170061931	XXX	$XXX	IN	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,667.76 is underdisclosed from calculated Finance Charge of $128,777.78 in the amount of $110.02.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170061934	XXX	$XXX	NY	2/XX/2005	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170061938	XXX	$XXX	FL	1/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170061946	XXX	$XXX	VA	4/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170061948	XXX	$XXX	NM	2/XX/2005	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061949	XXX	$XXX	PA	4/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170061950	XXX	$XXX	IN	5/XX/2005	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170061951	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170061957	XXX	$XXX	AR	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170061955	XXX	$XXX	GA	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,518.84 is underdisclosed from calculated Finance Charge of $201,710.37 in the amount of $191.53.
																	EXCEPTION INFO: The TIL itemization did not disclose the mortgage insurance reserves of $186 as a prepaid finance charge.								Loan Review Complete
170061956	XXX	$XXX	GA	3/XX/2005	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.								Loan Review Complete
170061959	XXX	$XXX	VT	6/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,276.41 is underdisclosed from calculated Finance Charge of $135,524.36 in the amount of $247.95.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170061961	XXX	$XXX	KS	2/XX/2005	Investment	Refinance Rate/Term	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.								Loan Review Complete
170061962	XXX	$XXX	KS	6/XX/2005	Investment	Purchase			No	No		1			1										Loan Review Complete
170061963	XXX	$XXX	MO	6/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.								Loan Review Complete
170061965	XXX	$XXX	NY	7/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061970	XXX	$XXX	NJ	8/XX/2005	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.88200% is underdisclosed from calculated APR of 6.01585% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,954.45 is underdisclosed from calculated Finance Charge of $201,471.97 in the amount of $2,517.52.
																	EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061967	XXX	$XXX	PA	7/XX/2005	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
170061966	XXX	$XXX	PA	7/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.								Loan Review Complete
170061969	XXX	$XXX	PA	9/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170061972	XXX	$XXX	OH	9/XX/2005	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170061975	XXX	$XXX	NY	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061982	XXX	$XXX	OH	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061978	XXX	$XXX	ME	11/XX/2005	Primary	Purchase	No	No	2	2	[3] Insurance Eligibility - MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD.

																[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2005	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170061971	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,816.86 is underdisclosed from calculated Finance Charge of $337,885.21 in the amount of $68.35.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061985	XXX	$XXX	TX	9/XX/2005	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.								Loan Review Complete
170061983	XXX	$XXX	IL	10/XX/2005	Primary	Purchase	No	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $345,859.78 is underdisclosed from calculated Finance Charge of $345,967.04 in the amount of $107.26.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
170061991	XXX	$XXX	FL	9/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
170061987	XXX	$XXX	IL	11/XX/2005	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,168.27 is underdisclosed from calculated Finance Charge of $131,730.24 in the amount of $561.97.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Final TIL itemization								Loan Review Complete
170061994	XXX	$XXX	FL	12/XX/2001	Primary	Purchase			No	No		1			1										Loan Review Complete
170061995	XXX	$XXX	FL	12/XX/2002	Primary	Construction-Permanent			No	No		1			1										Loan Review Complete
170061998	XXX	$XXX	OH	11/XX/2005	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170061997	XXX	$XXX	AZ	10/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.								Loan Review Complete
170062003	XXX	$XXX	AZ	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170062002	XXX	$XXX	PA	1/XX/2006	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062004	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170061996	XXX	$XXX	IL	11/XX/2005	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
170062005	XXX	$XXX	WA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.								Loan Review Complete
170062009	XXX	$XXX	MD	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.								Loan Review Complete
170062010	XXX	$XXX	MD	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062017	XXX	$XXX	CT	1/XX/2006	Investment	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.								Loan Review Complete
170062011	XXX	$XXX	PA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170062019	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062025	XXX	$XXX	NJ	3/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062038	XXX	$XXX	WV	4/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.								Loan Review Complete
170062036	XXX	$XXX	NY	5/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170062052	XXX	$XXX	MS	5/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
170062054	XXX	$XXX	IN	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170062041	XXX	$XXX	IL	5/XX/2006	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
170062035	XXX	$XXX	IL	5/XX/2006	Second Home	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062073	XXX	$XXX	PA	7/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062084	XXX	$XXX	RI	5/XX/2006	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170062090	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170062094	XXX	$XXX	IL	7/XX/2006	Investment	Refinance Cash-out - Other			No	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062092	XXX	$XXX	IL	7/XX/2006	Investment	Refinance Rate/Term			No	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062122	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received final HUD-1 in trailing docs

[1] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
REVIEWER - CLEARED COMMENT (2019-04-05): Received 1004 appraisal in trailing docs

[1] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - CLEARED COMMENT (2019-04-05): Received 1004 appraisal in trailing docs

[1] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
REVIEWER - CLEARED COMMENT (2019-04-05): Received final HUD-1 in trailing docs

[1] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
REVIEWER - CLEARED COMMENT (2019-04-05): Received correct disbursement date, so removed this exception and added the correct exception

[1] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																		REVIEWER - CLEARED COMMENT (2019-04-05): Received final TIL in trailing docs							Loan Review Complete
170062121	XXX	$XXX	NC	10/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
																	EXCEPTION INFO: 5% Late charge exceeds state maximum of 4% for NC								Loan Review Complete
170062130	XXX	$XXX	GA	11/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.								Loan Review Complete
170062123	XXX	$XXX	IL	10/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.								Loan Review Complete
170062520	XXX	$XXX	FL	12/XX/2000	Primary	Purchase			No	No		1			1										Loan Review Complete
170062521	XXX	$XXX	FL	1/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
170062536	XXX	$XXX	CA	10/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 10/XX/2006 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170062535	XXX	$XXX	IL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
170062557	XXX	$XXX	KY	1/XX/2004	Primary	Purchase			Yes	No		1			1										Loan Review Complete
170062556	XXX	$XXX	PA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,761.41 is underdisclosed from calculated Finance Charge of $166,835.68 in the amount of $74.27.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170062558	XXX	$XXX	OH	8/XX/1994	Primary	Purchase	No	No	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,916.14 is underdisclosed from calculated Finance Charge of $96,152.33 in the amount of $236.19.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170062559	XXX	$XXX	OH	4/XX/1996	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $49,306.90 is underdisclosed from calculated Finance Charge of $49,473.61 in the amount of $166.71.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be fee related.								Loan Review Complete
170062560	XXX	$XXX	OH	8/XX/1996	Primary	Purchase	No	No	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,258.65 is underdisclosed from calculated Finance Charge of $80,514.56 in the amount of $255.91.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170062568	XXX	$XXX	IL	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170062561	XXX	$XXX	PA	6/XX/2005	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062570	XXX	$XXX	OH	11/XX/2006	Investment	Refinance Cash-out - Other			No	Yes		1			1										Loan Review Complete
170062571	XXX	$XXX	AL	12/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
170062578	XXX	$XXX	IL	12/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062586	XXX	$XXX	PA	1/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,799.23 is underdisclosed from calculated Finance Charge of $198,248.01 in the amount of $448.78.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Final TIL itemization.								Loan Review Complete
170062579	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
170062587	XXX	$XXX	MA	1/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062603	XXX	$XXX	SC	2/XX/2007	Second Home	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170062604	XXX	$XXX	LA	3/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170062609	XXX	$XXX	MS	3/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.								Loan Review Complete
170062630	XXX	$XXX	IL	1/XX/2007	Primary	Purchase			No	Yes		1			1										Loan Review Complete
170062629	XXX	$XXX	UT	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $435,315.91 is underdisclosed from calculated Finance Charge of $435,819.77 in the amount of $503.86.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170062631	XXX	$XXX	OH	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 03/XX/2007 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170062632	XXX	$XXX	TN	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170062634	XXX	$XXX	NJ	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,670.76 is underdisclosed from calculated Finance Charge of $369,730.06 in the amount of $59.30.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Final TIL itemization.								Loan Review Complete
170062642	XXX	$XXX	VA	8/XX/2006	Investment	Construction-Permanent			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062641	XXX	$XXX	GA	5/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.66200% is underdisclosed from calculated APR of 9.73051% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,923.06 is underdisclosed from calculated Finance Charge of $138,520.45 in the amount of $20,597.39.
																	EXCEPTION INFO: Under disclosure due to final TIL not reflecting MI.								Loan Review Complete
170062635	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
170062643	XXX	$XXX	PA	3/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062652	XXX	$XXX	TX	3/XX/2007	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
170062654	XXX	$XXX	FL	4/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170062657	XXX	$XXX	OH	6/XX/2007	Primary	Purchase	No	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,513.90 is underdisclosed from calculated Finance Charge of $200,733.95 in the amount of $220.05.
																	EXCEPTION INFO: TIL itemization did not disclose an Prepaid Interest fee of $221.67 as prepaid finance charge.								Loan Review Complete
170062655	XXX	$XXX	WI	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170062665	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170062666	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170062667	XXX	$XXX	PA	6/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,674.94 is underdisclosed from calculated Finance Charge of $153,791.92 in the amount of $116.98.
																	EXCEPTION INFO: TIL Itemization finance charge calculation does not include title charges: $35 Closing Protection Letter, $50 Email, $20 Courier, $15 Wire.								Loan Review Complete
170062674	XXX	$XXX	FL	7/XX/2007	Second Home	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,216.80 is underdisclosed from calculated Finance Charge of $275,362.23 in the amount of $145.43.
																	EXCEPTION INFO: Itemization of amount financed did not disclose the assignment recording fee, the email fee or the courier fee as prepaid finance charges.								Loan Review Complete
170062675	XXX	$XXX	OH	7/XX/2007	Primary	Purchase	No	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure at the time of closing.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,819.13 is underdisclosed from calculated Finance Charge of $188,366.82 in the amount of $547.69.								Loan Review Complete
170062677	XXX	$XXX	NC	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
170062676	XXX	$XXX	OH	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the required Closing Disclosure on the date of closing

																	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.								Loan Review Complete
170062678	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.								Loan Review Complete
170062680	XXX	$XXX	CO	5/XX/2007	Investment	Refinance Rate/Term	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170062681	XXX	$XXX	OH	5/XX/2007	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
170062683	XXX	$XXX	FL	7/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.								Loan Review Complete
170062700	XXX	$XXX	GA	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
170062698	XXX	$XXX	DE	7/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $439,815.57 is underdisclosed from calculated Finance Charge of $440,244.76 in the amount of $429.19.
																	EXCEPTION INFO: TIL itemization did not disclose the $375 Attorney Fee or $25 Email Fee as prepaid finance charges.								Loan Review Complete
170062701	XXX	$XXX	IN	7/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.								Loan Review Complete
170062702	XXX	$XXX	LA	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $406,789.20 is underdisclosed from calculated Finance Charge of $406,898.13 in the amount of $108.93.
EXCEPTION INFO: TIL itemization did not disclose an Attorney fee of $250.00 as a prepaid finance charge.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170062705	XXX	$XXX	IN	8/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062723	XXX	$XXX	TX	8/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062711	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062720	XXX	$XXX	IN	8/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062721	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
170062724	XXX	$XXX	PA	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062726	XXX	$XXX	TX	8/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.								Loan Review Complete
170062725	XXX	$XXX	OK	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170062742	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062753	XXX	$XXX	TN	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
170062743	XXX	$XXX	IN	9/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062739	XXX	$XXX	GA	9/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062768	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170062770	XXX	$XXX	TX	9/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.								Loan Review Complete
170062754	XXX	$XXX	FL	10/XX/2007	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.								Loan Review Complete
170065578	XXX	$XXX	OH	9/XX/2007	Primary	Purchase	No	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.								Loan Review Complete
170064169	XXX	$XXX	NE	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.

																	[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower.								Loan Review Complete
170064202	XXX	$XXX	NC	9/XX/2007	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - Missing Document: Security Instrument not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170065584	XXX	$XXX	TX	8/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.								Loan Review Complete
170064175	XXX	$XXX	TX	11/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.								Loan Review Complete
170064167	XXX	$XXX	AL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170064207	XXX	$XXX	IL	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
170064210	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.								Loan Review Complete
170064213	XXX	$XXX	WI	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064209	XXX	$XXX	IN	12/XX/2006	Primary	Construction-Permanent			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170064265	XXX	$XXX	PA	2/XX/2008	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
170064267	XXX	$XXX	OH	2/XX/2008	Investment	Purchase			No	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
170064253	XXX	$XXX	OH	1/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,673.72 is underdisclosed from calculated Finance Charge of $209,101.78 in the amount of $428.06.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Final TIL itemization.								Loan Review Complete
170064268	XXX	$XXX	MA	2/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.95200% is underdisclosed from calculated APR of 5.08366% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,409.23 is underdisclosed from calculated Finance Charge of $86,012.00 in the amount of $1,602.77.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
170064299	XXX	$XXX	TX	6/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2007.								Loan Review Complete
170064280	XXX	$XXX	TX	1/XX/2007	Primary	Construction-Permanent			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.								Loan Review Complete
170064402	XXX	$XXX	NJ	10/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2009.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170064365	XXX	$XXX	NJ	7/XX/2008	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $279,650.46 is underdisclosed from calculated Finance Charge of $280,225.39 in the amount of $574.93.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Finance Charges. Hud includes a lump sum seller paid closing costs amount of $5,500 not itemized.								Loan Review Complete
170064366	XXX	$XXX	IN	8/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 08/XX/2008	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
170064403	XXX	$XXX	VA	10/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170064406	XXX	$XXX	CA	10/XX/2010	Second Home	Refinance Rate/Term	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2010.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170064407	XXX	$XXX	CA	11/XX/2011	Investment	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2011.								Loan Review Complete
170063670	XXX	$XXX	AZ	4/XX/2012	Investment	Refinance Cash-out - Debt Consolidation	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2011.								Loan Review Complete
170064408	XXX	$XXX	CA	12/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2011.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,844.64 is underdisclosed from calculated Finance Charge of $185,078.57 in the amount of $233.93.
EXCEPTION INFO: TIL itemization did not disclose a lender origination fee of $326, a courier fee of $2, a wire fee of $25 and a interim interest credit of $116.68 as prepaid finance charges.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170063667	XXX	$XXX	NV	4/XX/2012	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170063669	XXX	$XXX	CA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170063675	XXX	$XXX	IL	6/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2011.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170063678	XXX	$XXX	AL	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2007	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,597.90 is underdisclosed from calculated Finance Charge of $97,682.32 in the amount of $84.42.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170063677	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170063679	XXX	$XXX	CA	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2012	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059407	XXX	$XXX	MD	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2012, prior to three (3) business days from transaction date of 10/XX/2012.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059408	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2012.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059409	XXX	$XXX	CA	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $242,881.87 is underdisclosed from calculated Finance Charge of $243,040.03 in the amount of $158.16.
EXCEPTION INFO: Unable to determine under disclosure as it appears to be pay stream related.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059410	XXX	$XXX	FL	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059411	XXX	$XXX	OR	12/XX/2012	Investment	Refinance Rate/Term	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2012.								Loan Review Complete
170059412	XXX	$XXX	CA	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
170059413	XXX	$XXX	MD	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059414	XXX	$XXX	OH	1/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,182.55 is underdisclosed from calculated Finance Charge of $172,713.63 in the amount of $1,531.08.
EXCEPTION INFO: Unable to determine cause of under disclosure due to missing amortization schedule

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059417	XXX	$XXX	OR	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170059416	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2012.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
170059419	XXX	$XXX	NJ	6/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,777.25 is underdisclosed from calculated Finance Charge of $123,305.32 in the amount of $528.07.
EXCEPTION INFO: Underdisclosure is due to prepaid finance charges totaling $1777.19 listed on Itemization of Amount Financed but actual prepaid finance charges listed on the HUD totaling $2305.19 along with a $.07 payment variance.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170059420	XXX	$XXX	MN	10/XX/2013	Investment	Refinance Rate/Term	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2013.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
170061976	XXX	$XXX	MD	10/XX/2005	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
170061942	XXX	$XXX	MD	5/XX/2005	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
170062443	XXX	$XXX	FL	5/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,345.43 is underdisclosed from calculated Finance Charge of $247,389.09 in the amount of $43.66.
EXCEPTION INFO: The lender did not include the subordination recording fee of $44 in the finance charge calculations.	Although XXX’s income on 1003 & AUS Findings appear to suggest he’s self-employed, borrower is a registered nurse working for XXX. Paystubs & W-2's only were provided to evidence income.

																							Reason for higher DTI: Initial approval obligated borrower for XXX a $157.00 monthly payment twice.	FNMA RPL	Loan Review Complete
170062446	XXX	$XXX	FL	5/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.31500% is underdisclosed from calculated APR of 5.46000% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,861.20 is underdisclosed from calculated Finance Charge of $63,868.40 in the amount of $1,007.20.
																	EXCEPTION INFO: TIL Itemization did not disclose the origination fee of $1757.97 and the prepaid interest of $105.44 as prepaid finance charges.							FNMA RPL	Loan Review Complete
170062412	XXX	$XXX	FL	3/XX/2014	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2014								FNMA RPL	Loan Review Complete
170062413	XXX	$XXX	MN	3/XX/2014	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.							FNMA RPL	Loan Review Complete
170062423	XXX	$XXX	TX	3/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2014	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.							FNMA RPL	Loan Review Complete
170062410	XXX	$XXX	FL	3/XX/2014	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
170062421	XXX	$XXX	AZ	4/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Provide a copy of final fraud report

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: File is missing a copy of the subordinate lien note	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																	EXCEPTION INFO: Provide copy of signed disclosure							FNMA RPL	Loan Review Complete
170062419	XXX	$XXX	ME	3/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
EXCEPTION INFO: List of Homeownership Counseling Organizations not found in file.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Taxes and Insurance were rounded from $320.58 to $320.00 on final TIL. The difference is due to the Homeowners insurance collected as $112.00 per month versus policy of $112.58 per month

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: The Homeowners Insurance Premium was $1,351/12= $112.58. The HUD disclosed $112.00 per month. Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.							FNMA RPL	Loan Review Complete
170062420	XXX	$XXX	CA	3/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, two valuations are required for securitization.	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
EXCEPTION INFO: The final Good Faith Estimate (GFE) reflecting a locked interest rate is missing from the loan file.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The Good Faith Estimate (GFE), dated 3/XX/2014, indicated the estimate for all other settlement charges was available through 3/XX/2014.  However, this does not provide the minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The final Good Faith Estimate (GFE) is missing from the file.  The GFE dated 3/XX/2014 did not disclose the amount of taxes and insurance which would be escrowed.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: The final Good Faith Estimate (GFE) is missing from the file. The GFE dated 3/XX/2014 did not disclose the amount of taxes and insurance in the total payment amount. The total payment amount disclosed was $1,421.11; however, the actual total payment amount was $1,620.26.							FNMA RPL	Loan Review Complete
170062422	XXX	$XXX	CT	3/XX/2014	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1									FNMA RPL	Loan Review Complete
170062427	XXX	$XXX	MS	3/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170062424	XXX	$XXX	MN	4/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Income Documentation - Income Docs Missing:: XXX K-1 (2012)
EXCEPTION INFO: Missing K-1, percentage of ownership in company

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject DU Refi Plus did not require and appraisal, however, 2 valuations are required for securitization.	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
																	EXCEPTION INFO: Correct cure provided.							FNMA RPL	Loan Review Complete
170062397	XXX	$XXX	NJ	3/XX/2014	Primary	Refinance Limited Cash-out GSE	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
																	EXCEPTION INFO: The final Good Faith Estimate (GFE) disclosed $0 in transfer taxes; however, the final HUD-1 Settlement Statement reflected a $2.00 fee for transfer taxes which exceeded the zero percentage point tolerance. The lender provided a credit of $2.00 to the borrower on the final HUD-1, which cured the excessive fee.							FNMA RPL	Loan Review Complete
170062418	XXX	$XXX	FL	3/XX/2014	Second Home	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	No	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The file was missing a copy of the Fraud Report.	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: Final GFE dated 03/XX/2014 reported a loan amount of $XXX.  Final loan amount at closing is $XXX.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: Final GFE dated 03/XX/2014 reported a loan amount of $XXX.  Final loan amount at closing is $XXX. This is causing an incorrect payment to be reflected.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																	EXCEPTION INFO: List of Counseling Organizations was not provided							FNMA RPL	Loan Review Complete
170062416	XXX	$XXX	DE	3/XX/2014	Investment	Refinance Limited Cash-out GSE	N/A	No	No	3	3	1	1	[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
																EXCEPTION INFO: Subject was approved without an appraisal, however, 2 appraisals are required for securitization.								FNMA RPL	Loan Review Complete
170062401	XXX	$XXX	OR	3/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud report is missing.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062411	XXX	$XXX	TX	3/XX/2014	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Miscellaneous - Credit Exception:
EXCEPTION INFO: Missing evidence the $2,492.00 obligation with XXX includes PITI for primary residence located at XXX.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Missing Fraud Report.

[3] Credit Documentation - Missing Document: Subordination Agreement not provided
EXCEPTION INFO: Missing Subordination Agreement for XXX 2nd lien on subject property.	[1] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2
EXCEPTION INFO: Unable to validate subject lien position due to missing evidence of 2nd mortgage subordination.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon further review this was cited as a duplicate, exception removed.						FNMA RPL	Loan Review Complete
170062426	XXX	$XXX	LA	3/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Missing Fraud Report.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,773.58 is underdisclosed from calculated Finance Charge of $102,813.77 in the amount of $40.19.
EXCEPTION INFO: Disclosure reflects Finance Charge as $102,773.58; calculated is $102,813.77. Difference amount is $40.19, due to addition of a Closing Protection Letter fee and an increase of $15 in the Settlement fees.	[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.						FNMA RPL	Loan Review Complete
170062417	XXX	$XXX	FL	3/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
EXCEPTION INFO: List of Homeownership Counseling Organizations was not provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,878.24 is underdisclosed from calculated Finance Charge of $196,873.21 in the amount of $1,994.97.
																	EXCEPTION INFO: Loan Origination fee of $1,995 should be included in the calculation of Finance Charge. It is a prepaid finance charge that needs to be included in the calculations, but it is not included. Itemization in the file does not include it either. Seller to please update the file.							FNMA RPL	Loan Review Complete
170062399	XXX	$XXX	NC	3/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: A Fraud Report was not provided.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: The only documentation for the subordinate lien is the subordination agreement. There is nothing in the file to show the terms of the subordinate lien.	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
EXCEPTION INFO: There is not a GFE in file for the Final Loan Amount

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: There is not a GFE in file for the Final Loan Amount

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: There is not a GFE in file for the Final Loan Amount

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $299,146.65 is underdisclosed from calculated Finance Charge of $299,925.31 in the amount of $778.66.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: There is no evidence of a Fraud Report in the file.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed				Stated: The AVM in the file is from 2007 so it was not inventoried.		FNMA RPL	Loan Review Complete
170062415	XXX	$XXX	FL	3/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: The final Good Faith Estimate (GFE) reflected a loan amount of $XXX, which did not match the actual loan amount of $XXX, as reflected on the Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
																	EXCEPTION INFO: The final Good Faith Estimate (GFE) reflected a principal and interest payment of $645.18, which did not match the actual principal and interest payment of $636.12, as reflected on the Note.							FNMA RPL	Loan Review Complete
170062425	XXX	$XXX	MS	3/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] General - AUS/Approval Subject Address does not match Note address.
EXCEPTION INFO: Subject address/city :XXX reflects on Title Commitment & Final Title, AUS, Initial 1003, credit report, Flood Cert, final HUD-1, initial escrow disclosure.  Note reflects XXX

[3] General - Flood Certificate Subject Address does not match Note address.
EXCEPTION INFO: Subject address/city :XXX reflects on Title Commitment & Final Title, AUS, Initial 1003, credit report, Flood Cert, final HUD-1, initial Escrow Disclosure.  Note reflects XXX.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Required fraud report is not evidenced in file.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: Loan was transferred to and serviced by same lender at time of origination. Form H-8 was used for Right to Cancel.							FNMA RPL	Loan Review Complete
170062400	XXX	$XXX	MI	3/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, two valuations are required for securitization.	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
EXCEPTION INFO: Michigan Bill of Rights disclosure was not provided to the borrower on the date of the initial loan application, which was 1/XX/2014.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
EXCEPTION INFO: Michigan Consumer Caution and Home Ownership Counseling Notice disclosure was not provided to the borrower on the date of the initial loan application, which was 1/XX/2014.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
EXCEPTION INFO: Michigan List of HUD-approved credit counseling agencies was not provided to the borrower on the date of the initial loan application, which was 1/XX/2014.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The Good Faith Estimate (GFE), dated 1/XX/2014, indicated the estimate for all other settlement charges was available through 2/XX/2014, which did not provide the required ten business day availability.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: The final Good Faith Estimate (GFE) reflected a loan amount of $XXX, which did not match the loan amount of $XXX on the Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: The final Good Faith Estimate (GFE) reflected a monthly principal and interest payment of $1,051.88, which did not match the actual payment of $1,045.80 on the Note.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,313.88 is underdisclosed from calculated Finance Charge of $173,059.45 in the amount of $745.57.
																	EXCEPTION INFO: The final Truth in Lending (TIL) Finance Charge of $172,313.88 is under disclosed from calculated Finance Charge of $173,059.45. The variance of $744.81 is due to a $10 decrease in title fees offset by the Lender Credit of $755.81. An itemization of the Lender Credit was not noted in the file.							FNMA RPL	Loan Review Complete
170062414	XXX	$XXX	FL	3/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Coverage amount of $XXX is $10,000 less than the loan amount of $XXX; no extended coverage was noted; the file did not include a replacement estimate.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
																EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, two valuations are required for securitization.								FNMA RPL	Loan Review Complete
170062429	XXX	$XXX	MD	4/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Missing Fraud report	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 06/XX/2014, Note Date 04/XX/2014
EXCEPTION INFO: Did not see a full charge for the HO-6 policy renewal at close

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
EXCEPTION INFO: Refi Plus loan with stated income and stated assets, full documentation not required.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,519.65 is underdisclosed from calculated Finance Charge of $162,892.59 in the amount of $372.94.
EXCEPTION INFO: Difference of $372.94 is due to an increase in the Settlement Fee.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: taxes and HO-6 is escrowed however no premium amount collected at closing

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
EXCEPTION INFO: Final TIL reflects a total escrow payment of $102.12, calculated total escrow payment from final HUD is $96.33	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
EXCEPTION INFO: not found in file
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062428	XXX	$XXX	MD	3/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - HOA Error: Subject is located in a project and HOA Information was not provided.: Valuation Type: Stated / Valuation Report Date: 03/XX/2014
EXCEPTION INFO: The security instrument reflects the property is located in a PUD. The PUD information was not provided in the file.

[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: The hazard insurance policy has a coverage amount of $XXX. The loan amount is $XXX, a shortfall of $XXX.   The file does not include an insurance estimate of cost to rebuild to support the coverage amount.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
EXCEPTION INFO: The file is missing a copy of the Net Tangible Benefit Worksheet.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
EXCEPTION INFO: The file is a stated income loan.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: The initial GFE reflects a good through date of 3/XX/2014; however, this does not meet the minimum 10 day requirement. The good through date should be at least 03/XX/2014.							FNMA RPL	Loan Review Complete
170062430	XXX	$XXX	PA	3/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No evidence of a Fraud Report in the file.	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
EXCEPTION INFO: 10% Tolerance Cure was disclosed on the Final HUD1 in the amount of $988.17. However, this amount is short $105.98. The total 10% cure was $1,094.15.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
EXCEPTION INFO: No evidence of Fraud Report in file.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Duplicate Exception:  No evidence of Fraud Report in file.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062431	XXX	$XXX	GA	4/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $43,982.22 is underdisclosed from calculated Finance Charge of $44,094.78 in the amount of $112.56.
																	EXCEPTION INFO: All finance charge costs match up with the Itemization of amount financed. Finance charge of $44,094.78 does not match with the Final TIL Finance charge of $43,982.22.							FNMA RPL	Loan Review Complete
170062433	XXX	$XXX	AL	4/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] State Compliance - Alabama Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: State minimum is shown as $10.00, Note addendum shows $18.00

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
EXCEPTION INFO: GFE disclosed fee of $212.55, HUD statement disclosed fee of $214.65, no updated GFE was provided

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: Loan amount increased, updated GFE was not provided

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: Loan amount increased, updated GFE was not provided

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
EXCEPTION INFO: Provide date initial disclosures sent/received by borrower

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,033.00 is underdisclosed from calculated Finance Charge of $138,258.30 in the amount of $225.30.
EXCEPTION INFO: Lock fee deposit and sub-escrow fees not disclosed as a prepaid finance charge

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
170062432	XXX	$XXX	FL	4/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,313.49 is underdisclosed from calculated Finance Charge of $152,078.50 in the amount of $765.01.
																	EXCEPTION INFO: The Lender's Itemization of Amount Financed did not include a $990 Loan Origination fee; the Final HUD-1 included $225 more in settlement fees than the Itemization; the net variance is $765.							FNMA RPL	Loan Review Complete
170062434	XXX	$XXX	FL	4/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Lender loan approval not located in loan file

[3] Application / Processing - Missing Document: Flood Certificate not provided
EXCEPTION INFO: Flood cert was not located in loan file	[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
EXCEPTION INFO: Flood cert not provided

[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: Lender on Note is XXX.  HOI Policy lists XXX.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Initial GFE dated 03/XX/2014 disclosed an available through date of 03/XX/2014.  Available through date should be 04/XX/2014 in order to allow for 10 business days.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																	EXCEPTION INFO: Did not locate the housing list in file							FNMA RPL	Loan Review Complete
170062436	XXX	$XXX	IL	5/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Loan File - Missing Document: Hazard Insurance Policy not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: Copy of policy was not provided at the time of review.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
EXCEPTION INFO: Final HUD reflects real estate taxes were paid at closing for $972.66, however this fee was not listed in the HUD column on page 3 of the final HUD.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
EXCEPTION INFO: Supporting documentation was not provided to verify delivery/receipt of disclosure(s).

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
EXCEPTION INFO: Supporting documentation was not provided to verify delivery/receipt of disclosure(s).

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,246.43 is underdisclosed from calculated Finance Charge of $42,733.75 in the amount of $487.32.							FNMA RPL	Loan Review Complete
170062438	XXX	$XXX	FL	4/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject RefiPlus loan was approved without an appraisal, however 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																	EXCEPTION INFO: Disclosure located in file, however the list of organizations was not found.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062437	XXX	$XXX	FL	5/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: The file did not include a Final Approval reflecting the Refi Plus approval at the final loan amount.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: Document not provided to verify terms and conditions meet program guidelines.	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
																	EXCEPTION INFO: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.							FNMA RPL	Loan Review Complete
170062439	XXX	$XXX	GA	4/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: A fraud report was not found in the loan file.	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
																	EXCEPTION INFO: GFE $405.60, HUD-1 $406.50. Cost to cure $0.90.								Loan Review Complete
170062440	XXX	$XXX	FL	5/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Not provided	[1] Application / Processing - Missing Document: Bankruptcy Documents not provided
EXCEPTION INFO: Not provided and not required / Refi Plus Loan
REVIEWER - CLEARED COMMENT (2019-02-12): Upon further review this document is not required, exception cleared.

[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud Report not provided
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062441	XXX	$XXX	TX	5/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject refi plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[1] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2
REVIEWER - CLEARED COMMENT (2019-02-12): Upon further review this was cited as a duplicate, exception removed.

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062444	XXX	$XXX	MI	4/XX/2014	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report was not provided in file.

[3] Mortgage / Program Eligibility - Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2014
EXCEPTION INFO: The Appraisal reflects that the property was owner occupied at the time of the inspection, not tenant occupied.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: The Fraud Report is required and not present
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed

[1] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2014
EXCEPTION INFO: Address variation exists. The address on the appraisal reflects XXX., while the Note reflects XXX.
																		REVIEWER - GENERAL COMMENT (2019-02-05): After subsequent review, the address from the note matches the address from the mortgage. The APN from the mortgage reflects the same APN from the Appraisal, XXX.						FNMA RPL	Loan Review Complete
170062442	XXX	$XXX	MD	4/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal , however , 2 valuations are required for securitization.

[3] Loan File - Missing Document: Hazard Insurance Policy not provided
EXCEPTION INFO: Hazard insurance evidence in file was not for the subject transaction.	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
EXCEPTION INFO: Net Tangible Benefit Worksheet was not provided in the loan file

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
EXCEPTION INFO: Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The loan file contained one Good Faith dated 3/XX/2014.  The loan file was missing the final Good Faith Estimate

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: The loan file contained one Good Faith dated 3/XX/2014.  The loan file was missing the final Good Faith Estimate

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: The loan file contained one Good Faith dated 3/XX/2014.  The loan file was missing the final Good Faith Estimate

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The loan file did not include a copy of the HOI in force at thee time of closing; unable to to confirm premium and coverage..

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: The loan file did not include a copy of the HOI in force at thee time of closing; unable to to confirm premium and coverage..							FNMA RPL	Loan Review Complete
170062445	XXX	$XXX	NY	5/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
EXCEPTION INFO: A Cure of $76.20 was provided at closing.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.02200% is underdisclosed from calculated APR of 5.15990% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,668.04 is underdisclosed from calculated Finance Charge of $127,745.34 in the amount of $2,077.30.
EXCEPTION INFO: The Lender's Itemization of Amount Financed omitted $2415 in fees, offset by $342.50 in fees not reflected in the Final HUD, for a net variance of $2072.50.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062447	XXX	$XXX	MI	5/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.							FNMA RPL	Loan Review Complete
170062449	XXX	$XXX	VA	5/XX/2014	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
170062448	XXX	$XXX	TX	5/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of PUD does not match AUS property type of Single Family Detached.
EXCEPTION INFO: PUD Rider provided with note but the subject property was listed as Single Family Detached without including HOA dues on AUS findings.

[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 12/XX/2013 Property Type:  PUD
EXCEPTION INFO: Subject is a PUD, verified by PUD Rider provided with the Note. Nothing provided to verify HOA information.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: Mortgagee does not match the lender on the Note.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
EXCEPTION INFO: The borrower did not sign the ABA.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: Final TIL only signed by the co-borrower.								Loan Review Complete
170062453	XXX	$XXX	CA	4/XX/2014	Investment	Refinance Limited Cash-out GSE	N/A		No	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.								FNMA RPL	Loan Review Complete
170062450	XXX	$XXX	TX	4/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	3	2	[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX
EXCEPTION INFO: The Patriot Act form was completed however a copy of the borrower's identification documentation was not provided.

[3] General Appraisal Requirements - Valuation Error: Appraiser and/or Supervisory appraiser are not licensed or certified in the appraiser national registry.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2014
EXCEPTION INFO: A asc.gov search did not show the appraiser's license information.	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: The final GFE provided disclosed the loan amount as $XXX vs the Note loan amount of $XXX.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: The final GFE provided disclosed the loan amount as $XXX vs the Note loan amount of $XXX.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.53900% is underdisclosed from calculated APR of 4.75965% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $33,750.34 is underdisclosed from calculated Finance Charge of $35,045.25 in the amount of $1,294.91.
EXCEPTION INFO: The Finance Charge is under disclosed by $1,294.91.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: Same lender refinance and the H-8 RTC form was used.								Loan Review Complete
170062454	XXX	$XXX	MI	5/XX/2014	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2014)
EXCEPTION INFO: Appraisal delivered to borrower on 05/XX/2014 but final Report Date reflected on 1004 is 05/XX/2014.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
EXCEPTION INFO: The only date reflected on the disclosure is the borrower's signature date of 05/XX/2014.  The initial application date is 04/XX/2014.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
EXCEPTION INFO: The only date reflected on the disclosure is the borrower's signature date of 05/XX/2014.  The initial application date is 04/XX/2014.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
																	EXCEPTION INFO: The only date reflected on the disclosure is the borrower's signature date of 05/XX/2014. The initial application date is 04/XX/2014.							FNMA RPL	Loan Review Complete
170062452	XXX	$XXX	NV	4/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Not located in the file.	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2014)
EXCEPTION INFO: No proof borrower received a copy of the appraisal.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: Same lender refinance requires H-9.								Loan Review Complete
170062455	XXX	$XXX	FL	5/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062451	XXX	$XXX	TX	4/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: DU approved with PIW, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
EXCEPTION INFO: Verified data with document in file.  Initial 1003 dated 3/XX/14.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
EXCEPTION INFO: Verified data with document in file.  Initial 1003 dated 3/XX/14.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
EXCEPTION INFO: Verified data with document in file.  Initial 1003 dated 3/XX/14.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
EXCEPTION INFO: Verified data with document in file.  Initial 1003 dated 3/XX/14.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
EXCEPTION INFO: Verified data with document in file.  Initial 1003 dated 3/XX/14.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: Verified data on document provided.  The RTC is the H8 form even though we are paying off same lender.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
EXCEPTION INFO: Verified data with document in file. Initial 1003 dated 3/XX/14.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud Report not provided.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062456	XXX	$XXX	FL	5/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1040 (2012), 1040 (2013), 1084 or income worksheet
EXCEPTION INFO: Per AUS most recent year tax return with all schedules is required. File does not contain any tax returns.

[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,130.74 is underdisclosed from calculated Finance Charge of $225,008.98 in the amount of $1,878.24.
																	EXCEPTION INFO: Finance charge outside tolerance.								Loan Review Complete
170062457	XXX	$XXX	CO	6/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
EXCEPTION INFO: A cure of $410.75 provided at closing was not sufficient to cure the amount of the tolerance violation of 10.04373%.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,094.87 is underdisclosed from calculated Finance Charge of $146,401.35 in the amount of $306.48.
EXCEPTION INFO: Finance Charge variance of $306.48.is due to a $131 Recording Service Fee not included in lender's itemization; unable to determine source of remaining variance of $175.48 based on information provided.	[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.						FNMA RPL	Loan Review Complete
170062458	XXX	$XXX	CA	5/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject DU Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No evidence of fraud report located in the subject loan file.	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																	EXCEPTION INFO: List of Homeownership Counseling Organizations missing from the subject loan file.								Loan Review Complete
170062462	XXX	$XXX	NJ	5/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170062463	XXX	$XXX	AZ	5/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Not found.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,688.70 is underdisclosed from calculated Finance Charge of $214,896.04 in the amount of $2,207.34.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Difference is annual insurance premium.  Unable to determine where lender obtained the amount they used.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: Difference is annual insurance premium. Unable to determine where lender obtained the amount they used.							FNMA RPL	Loan Review Complete
170062459	XXX	$XXX	FL	5/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE dated 3/XX/14 estimate through date is 4/XX/14 < a minimum of 10 business days.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
																	EXCEPTION INFO: List was not provided, unable to verify if at least 10 agencies were provided.							FNMA RPL	Loan Review Complete
170062460	XXX	$XXX	TX	6/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subect Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062461	XXX	$XXX	NJ	5/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The loan file is missing the Fraud Report.	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
EXCEPTION INFO: Cure for ten percent tolerance fees was not provided. It appears the file is missing the final GFE.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The initial GFE does not provided for the 10 business day minimum of settlement charges. GFE reflects 05/XX/2014; however the correct date was 05/XX/2014.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
EXCEPTION INFO: The fees listed on the GFE provided do not match the GFE column on the final HUD. It appears the final GFE is missing from the file.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: The Loan Amount was increased from $XXX to $XXX. It appears the file is missing the final GFE.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: The initial payment reflected on the GFE was $1930.59, however the actual payment for the loan was $1935.74. It appears the final GFE is missing from the loan file.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
EXCEPTION INFO: The HUD 1 column on page 3 of the final HUD does not reflect the property taxes that were charged on page 2.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
																	EXCEPTION INFO: Missing the list of 10 counseling providers as required.							FNMA RPL	Loan Review Complete
170062464	XXX	$XXX	NC	5/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Not found.	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.							FNMA RPL	Loan Review Complete
170062465	XXX	$XXX	CA	6/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Credit Documentation - Missing Document: Credit Report not provided
EXCEPTION INFO: The AUS feedback in file was approved using XXX Credit Report #XXX dated 04/XX/2014 with credit scores of 643 and 698. This credit report could not be located in the imaged documents provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report was not included in the imaged documents provided for this loan file.	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
EXCEPTION INFO: Rate Lock Agreement missing

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Initial GFE dated 6/XX/14 reflects settlement charges through date of 6/XX/14 which does not provide 10 business days as required.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																	EXCEPTION INFO: Disclosure RE HUD Settlement Cost Booklet was not located in the imaged documents provided							FNMA RPL	Loan Review Complete
170062466	XXX	$XXX	NJ	6/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: Not found in images.	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
EXCEPTION INFO: Subordination fee not on original GFE

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,096.13 is underdisclosed from calculated Finance Charge of $87,352.24 in the amount of $256.11.
EXCEPTION INFO: Due to subordination fee

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.							FNMA RPL	Loan Review Complete
170062468	XXX	$XXX	NV	6/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The final Good Faith was dated June 11, 2014 due to a Loan Amount Change.  The Final Closing Date was June 13, 2014 which is less than 10 business days from issue date of GFE.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,328.04 is underdisclosed from calculated Finance Charge of $120,427.06 in the amount of $99.02.
																	EXCEPTION INFO: The Fee in question is the Loan Origination Fee in the amount of $99.02.							FNMA RPL	Loan Review Complete
170062467	XXX	$XXX	PA	5/XX/2014	Investment	Refinance Limited Cash-out GSE	N/A	No	No	3	3	1	1	[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only
EXCEPTION INFO: Missing VVOE for primary employer.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
																EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.								FNMA RPL	Loan Review Complete
170062469	XXX	$XXX	OH	7/XX/2014	Investment	Refinance Rate/Term	N/A	No	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] General - Occupancy is Investment, or the Number of Units > 1. 1-4 Family Rider was not indicated on the Security Instrument.: Occupancy: Investment; # of Units: 1	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
																	EXCEPTION INFO: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.							FNMA RPL	Loan Review Complete
170062470	XXX	$XXX	IL	6/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	1	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $2,610.66.
EXCEPTION INFO: Final HUD is incorrect. County Taxes of $XXX on line 905 of the HUD was actually POC from the borrower's existing escrow account. Therefore the actual cash back to the borrower was ($106.40) per notes on the final HUD / However a revised final HUD was not provided.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud report was not provided in the loan documents submitted
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062471	XXX	$XXX	TX	6/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report appears to be missing from the file.	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
EXCEPTION INFO: GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
EXCEPTION INFO: HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,934.76 is underdisclosed from calculated Finance Charge of $72,380.05 in the amount of $445.29.
EXCEPTION INFO: Final TIL Finance Charge of $71,934.76 is underdisclosed from calculated Finance Charge of $72,381.85 in the amount of $447.09 due to omission of a MUD Tax ($222.03) and understated Origination fee ($225).

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The TIL reflects T&I of $226.56, however, the actual is $201.89.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
EXCEPTION INFO: The TIL reflects PITI of $754.25, but the actual PITI is $729.58.	[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062473	XXX	$XXX	NJ	7/XX/2014	Investment	Refinance Rate/Term	N/A	No	Yes	3	3	1	1	[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only
EXCEPTION INFO: Missing VVOE for co-borrower as required by lender approval.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower:XXX, Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062472	XXX	$XXX	MD	6/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] State Compliance - Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649: Property insurance exceeds the replacement value of the property.
EXCEPTION INFO: Replacement value of the property was not provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
EXCEPTION INFO: $60.00 provided for transfer tax which was sufficient to cure.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.12600% is underdisclosed from calculated APR of 5.26014% outside of 0.125% tolerance.
EXCEPTION INFO: The Loan Origination fee was not included in the APR.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $359,172.32 is underdisclosed from calculated Finance Charge of $364,300.88 in the amount of $5,128.56.
EXCEPTION INFO: A Final Itemization of Amount Financed was not provided, however, it appears that the following charges were not included:  Loan Origination Fee $4936.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.							FNMA RPL	Loan Review Complete
170062475	XXX	$XXX	MA	6/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE provided dated 05/XX/2014 reflects the availability for other settlement charges of 06/XX/2014; however the correct date should have been 06/XX/2014.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
EXCEPTION INFO: GFE provided dated 05/XX/2014 reflects none of the same fees as listed on the Final HUD in the GFE column on page 3.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: Only 1 GFE was provided in the file dated 05/XX/2014. None of the terms reflect the final closing terms.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
																	EXCEPTION INFO: Only 1 GFE was provided in the file dated 05/XX/2014. None of the terms reflect the final closing terms.							FNMA RPL	Loan Review Complete
170062477	XXX	$XXX	FL	7/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $636.01.
EXCEPTION INFO: Per DU dated 7/XX/14 Item #17 Assets totaling $6,36 must be verified.  This amount is equal to the cash to close needed per the final HUD 1.  There are no asset documents in the file to verify as required.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.

[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty>
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.						FNMA RPL	Loan Review Complete
170062474	XXX	$XXX	TN	6/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.
EXCEPTION INFO: Could not locate a document to cure this exception

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.50500% is underdisclosed from calculated APR of 5.78528% outside of 0.125% tolerance.
EXCEPTION INFO: Could not locate a document to cure this exception

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,606.28 is underdisclosed from calculated Finance Charge of $74,708.47 in the amount of $2,102.19.
EXCEPTION INFO: The Itemization of Amount Financed included only preliminary interest and the PMI escrow and did not include any other fees, resulting in the under disclosure.

[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
																	EXCEPTION INFO: Could not locate a document to cure this exception	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062476	XXX	$XXX	FL	7/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per DU and review, however the loan is slated to a future securitization, and therefore an appraisal is required.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Document not located.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE issued May 31, 2014 was available thru May 22, 2014.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,143.84 is underdisclosed from calculated Finance Charge of $125,705.42 in the amount of $1,561.58.
																	EXCEPTION INFO: The finance charge of $124,143.84 is underdiscloosed by $1,561.58.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062478	XXX	$XXX	FL	6/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Income Documentation - Income documentation requirements not met according to the AUS in file.: Decision System: DU
																EXCEPTION INFO: DU Refi Plus, DU requested one recent paystub or WVOE with YTD income. File does not contain either.								FNMA RPL	Loan Review Complete
170062479	XXX	$XXX	FL	6/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $38,503.02 is underdisclosed from calculated Finance Charge of $38,916.08 in the amount of $413.06.
																	EXCEPTION INFO: Additional Lender and Third Party fees were not included in APR calculation.							FNMA RPL	Loan Review Complete
170062480	XXX	$XXX	LA	6/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per DU and review, however, the loan is slated to a future securitization,  and therefore an appraisal is required.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $32,362.53 is underdisclosed from calculated Finance Charge of $32,591.91 in the amount of $229.38.								Loan Review Complete
170062482	XXX	$XXX	MN	8/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
EXCEPTION INFO: File is MHA/Refi Plus File which does not require income or asset verification as per Agency guidelines.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $70,895.75 is underdisclosed from calculated Finance Charge of $71,086.76 in the amount of $191.01.
EXCEPTION INFO: Finance charge under-disclosed by $191.01. It appears the entire loan origination fee paid to the Lender was not included in the pre-paid finance charges, instead the adjusted origination charges were included.	[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062483	XXX	$XXX	NJ	7/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
																	EXCEPTION INFO: Disclosure is dated 5/XX/17; application date is 3/XX/14.							FNMA RPL	Loan Review Complete
170062484	XXX	$XXX	TX	7/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject HARP loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Value Discrepancy - AVM used as supporting valuation contains an FSD that is blank or is greater than 20%.: Valuation Type: AVM / Valuation Report Date: 02/XX/2018 FSD Score:
EXCEPTION INFO: No FSD Score

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
																	EXCEPTION INFO: Origination charges in final HUD-1 exceed GFE disclosure.								Loan Review Complete
170062485	XXX	$XXX	NJ	7/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014)
																	EXCEPTION INFO: File does not contain evidence borrower acknowledged receiving appraisal 3 days prior to closing nor does file contain waiver.							FNMA RPL	Loan Review Complete
170062486	XXX	$XXX	MI	7/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
EXCEPTION INFO: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities.
EXCEPTION INFO: Loan Originator Organization not in approved license status to conduct loan origination activities.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																	EXCEPTION INFO: Final TIL disclosure found in file had markings indicating one or more entries are estimates.							FNMA RPL	Loan Review Complete
170062487	XXX	$XXX	NY	8/XX/2014	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170062488	XXX	$XXX	FL	7/XX/2014	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	2	2	[2] Value Discrepancy - AVM used as supporting valuation contains an FSD that is blank or is greater than 20%.: Valuation Type: AVM / Valuation Report Date: 02/XX/2018 FSD Score:

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Per the Final Good Faith Estimate dated 6/XX/2014, the availability for estimated settlement charges and terms must be at least 10 business days; however, these settlement charges were only available through 6/XX/2014.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,183.90 is underdisclosed from calculated Finance Charge of $101,730.81 in the amount of $2,546.91.
																	EXCEPTION INFO: Per the final Truth In Lending Disclosure (TIL) dated 7/XX/2014 at closing, the final Finance Charge of $99,183.90 is less than the most recently disclosed finance charge of $101,730.81 on the TIL Disclosure dated 6/XX/2014. This is considered to be underdisclosed and is due to the reduced loan term that switched from 30 years to 15 years and the subsequent increase in monthly payment.								Loan Review Complete
170062489	XXX	$XXX	OH	7/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,990.65 is underdisclosed from calculated Finance Charge of $93,545.05 in the amount of $554.40.
																	EXCEPTION INFO: Finance Charge on Final TIL underdisclosed from calculated Finance Charge by $554.40 due to origination fee on Hud of $1995 however itemization reflects $1440.71							FNMA RPL	Loan Review Complete
170062491	XXX	$XXX	SD	7/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.								FNMA RPL	Loan Review Complete
170062490	XXX	$XXX	IL	7/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Missing Document - Missing Lender's Initial 1003/Application.
EXCEPTION INFO: Initial 1003 is not signed	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	EXCEPTION INFO: The signed ABA form is dated 7-24. There is one in the file dated at the application but not signed.							FNMA RPL	Loan Review Complete
170062492	XXX	$XXX	NJ	7/XX/2014	Investment	Refinance Rate/Term	N/A	No	Yes	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Missing fraud report.	[2] Credit Eligibility - Credit report shows housing payments as currently delinquent.
EXCEPTION INFO: There are 3 mortgages that are delinquent. XXX ending in XXX, XXX ending XXX and XXX XXX (which is currently in foreclosure).

[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 09/XX/2014, Note Date 07/XX/2014
EXCEPTION INFO: The only policy in the file ends 09/XX/2014 and the loan closed 07/XX/2014.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Missing fraud report.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062494	XXX	$XXX	VA	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Hazard Insurance Coverage Amount of $XXX is less than the loan amount of $XXX by $20,604.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The file was missing a copy of the required fraud report including all interested parties to the transaction.	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																	EXCEPTION INFO: Confirmed original lender was XXX; new lender is XXX.							FNMA RPL	Loan Review Complete
170062493	XXX	$XXX	NJ	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	Yes		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.								FNMA RPL	Loan Review Complete
170062496	XXX	$XXX	CA	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.

[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 10/XX/2014, Note Date 08/XX/2014
EXCEPTION INFO: Unable to locate evidence of updated condo insurance policy.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
EXCEPTION INFO: Initial GFE reflects $1394.11 in Block A and final GFE and HUD reflect $1388.99. No evidence of cure provided. A valid COC was provided in the loan file.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
																	EXCEPTION INFO: Initial GFE reflects $1394.11 in Block A and final GFE and HUD reflect $1388.99. No evidence of cure provided. A valid COC was provided in the loan file.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062495	XXX	$XXX	LA	7/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Miscellaneous - Credit Exception:
EXCEPTION INFO: Pay History shows borrower currently delinquent on mortgage and late fee for 07/2014 payment. Refi Plus guidelines state mortgage must be current and 0x30 in past 6 months and no more than one 30 day delinquency in the past 7-12 months.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal.  However, 2 valuations are required for secularization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Initial GFE dated 05/XX/2014 Estimate Available Through Date 05/XX/2014 < Initial GFE Date Plus 10 (06/XX/2014).

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,887.16 is underdisclosed from calculated Finance Charge of $123,958.24 in the amount of $1,071.08.
EXCEPTION INFO: Finance charge underdisclosed by $1,071.08.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: Same Lender refinance requires form H-9.	[1] Application / Processing - Missing Document: Divorce Decree / Child Support not provided
REVIEWER - CLEARED COMMENT (2019-02-12): Per approval document is not required , Issue cleared.

[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty>
EXCEPTION INFO: Subjet Refi Plus Loan was approved without an appraisal.  However, 2 valuations are required for secularization.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062497	XXX	$XXX	NY	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
EXCEPTION INFO: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1							FNMA RPL	Loan Review Complete
170062498	XXX	$XXX	MA	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per DU and review, however the loans is slated to a future securitization, and therefore an appraisal is required.

[3] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2014
EXCEPTION INFO: Subject is a ranch/cape style home and comps 1-3 are all colonial style dwellings / Appraiser should have provided the listing photos for comp 2 & 5 because the view of the comps are grossly obstructed by trees and shrubs / Unable to determine if Comp 5 is comparable RE style due to the severely obstructed view in the photo provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $339,230.29 is underdisclosed from calculated Finance Charge of $341,225.51 in the amount of $1,995.22.
																	EXCEPTION INFO: The Underdisclosed Finance Charge is the Loan Origination fee amount of $1,995.00					Appraisal: Subject is a ranch/cape style home and comps 1-3 are all colonial style dwellings / Appraiser should have provided the listing photos for comp 2 & 5 because the view of the comps are grossly obstructed by trees and shrubs / Unable to determine if Comp 5 is comparable RE style due to the severely obstructed view in the photo provided		FNMA RPL	Loan Review Complete
170062499	XXX	$XXX	GA	7/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The Fraud Report was not obtained for the loan file.	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
EXCEPTION INFO: Borrower received $0.60 at closing.  Evidenced on page 1 of the Final HUD.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,957.02 is underdisclosed from calculated Finance Charge of $44,997.64 in the amount of $40.62.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud Report for the borrowers were not obtained.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062501	XXX	$XXX	TX	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report not provided.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $37,182.41 is underdisclosed from calculated Finance Charge of $37,816.95 in the amount of $634.54.
EXCEPTION INFO: Final TIL Finance Charge of $37,182.41 is underdisclosed from calculated Finance Charge of $38,817.95 in the amount of $1,635.54.

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
EXCEPTION INFO: Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
EXCEPTION INFO: Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan - Wind Insurance not being recognized.	[1] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.
EXCEPTION INFO: Assets not provided however copy of check in file for amount paid at closing.
REVIEWER - GENERAL COMMENT (2019-02-12): Upon review, the approval in file does not require the sourcing of the cash to close and asset statements are not required for the Refi Plus program.

[1] Application / Processing - Missing Document: Bankruptcy Documents not provided
EXCEPTION INFO: Bankruptcy documents not provided.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon further review the document is not required, exception cleared.

[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud report not provided.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud report not provided.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062500	XXX	$XXX	LA	7/XX/2014	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 31.50225% exceeds AUS total debt ratio of 22.29000%.
EXCEPTION INFO: The Lender used income of $7086 to determine DTI, however, this did not appear to be supported by file documents. The borrower is straight commission and a 2 year average was required, and warranted, due to a slight decrease in income year over year ($6131.94). YTD earnings were in line with prior year. Bonus income was excluded from both calculations, since no bonus had been paid YTD. The Lender did not include 2106 expenses in the calculation, which averaged $999.79/mo over the 2 years reviewed; in addition, it does not appear that the lender included a small loss from a Sch C business ($-118/mo). The combination of these issues resulted in the DTI variance from the Lender's calculations.	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2014)
EXCEPTION INFO: The Report was dated on 7/XX/2014; however, the receipt signed by the Borrower received the appraisal on 6/XX/2014.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.  Lender to provide a cure.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
EXCEPTION INFO: The Application date 5/XX/2014 and the date listed on the Settlement Service Provider list is 6/XX/2014.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
170062502	XXX	$XXX	IL	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. EXCEPTION INFO: Cure of $231.52 provided.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062504	XXX	$XXX	NH	7/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Hazard insurance shortage $41,841.00 based on loan amount and coverage amount.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Fraud report was not provided.								FNMA RPL	Loan Review Complete
170062503	XXX	$XXX	FL	7/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170062505	XXX	$XXX	MI	6/XX/2014	Investment	Refinance Rate/Term	N/A		No	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170062506	XXX	$XXX	IL	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
																	EXCEPTION INFO: 10% tolerance cure noted on the 1st page of the Final HUD in the amount of $336.93.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062508	XXX	$XXX	IL	9/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	Yes		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided		[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062507	XXX	$XXX	MN	9/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	EXCEPTION INFO: Application date 6/XX/14. ABA in file is dated 9/XX/14. Evidence of earlier receipt not provided.							FNMA RPL	Loan Review Complete
170062510	XXX	$XXX	TX	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Flood Certificate not provided

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Document is not in loan file.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,857.17 is underdisclosed from calculated Finance Charge of $91,272.30 in the amount of $415.13.
																	EXCEPTION INFO: Underdisclosed by $415.13 due to loan origination of $1,215 not reflected on itemization of amount financed.							FNMA RPL	Loan Review Complete
170062509	XXX	$XXX	PA	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
EXCEPTION INFO: not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,742.52 is underdisclosed from calculated Finance Charge of $56,809.54 in the amount of $67.02.
																	EXCEPTION INFO: Underdisclosed by $67.02 due to itemization not reflecting CPL for $75 as finance charge.							FNMA RPL	Loan Review Complete
170062511	XXX	$XXX	ME	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Fraud report not provided								FNMA RPL	Loan Review Complete
170062512	XXX	$XXX	AZ	9/XX/2014	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $49,405.00 is underdisclosed from calculated Finance Charge of $50,265.13 in the amount of $860.13.								Loan Review Complete
170062513	XXX	$XXX	MD	8/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
EXCEPTION INFO: Final HUD reflects an increase in transfer tax

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,389.00 is underdisclosed from calculated Finance Charge of $60,377.47 in the amount of $988.47.								Loan Review Complete
170062514	XXX	$XXX	FL	9/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE dated 8/XX/2014. Good thru date is 10/XX/2014. 9 days.	[1] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
EXCEPTION INFO: Due to AUS conditions not being met.
REVIEWER - CLEARED COMMENT (2019-02-12): Loan is DU refi Plus and agency Saleable.  All conditions are met and therefore not subject to QM/ATR.

[1] Federal Compliance - General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records. (XXX,XXX XXX/Wages)
EXCEPTION INFO: AUS conditions not met.  QM/ATR income documentation standards not met.
REVIEWER - CLEARED COMMENT (2019-02-12): Loan is DU refi Plus and agency Saleable.  All conditions are met and therefore not subject to QM/ATR.

[1] Federal Compliance - General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are 35.44601% DTI, 67.43730%/67.43730% LTV/CLTV, 718 Credit Score, Occupancy: Primary, Purpose: Refinance, Limited Cash-out GSE
EXCEPTION INFO: Due to missing income documentation loan is ATR fail therefore needing applicable guidelines. If the income issues is resolved this exception will be cleared.
REVIEWER - CLEARED COMMENT (2019-02-12): Loan is DU refi Plus and agency Saleable.  All conditions are met and therefore not subject to QM/ATR.

[1] Federal Compliance - NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
EXCEPTION INFO: AUS conditions not met.  QM/ATR income documentation standards not met.
REVIEWER - CLEARED COMMENT (2019-02-12): Loan is DU refi Plus and agency Saleable.  All conditions are met and therefore not subject to QM/ATR.

[1] Federal Compliance - Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Wages / W-2 income documentation not sufficient. (XXX,XXX XXX/Wages)
EXCEPTION INFO: AUS conditions not met.  QM/ATR income documentation standards not met.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Loan is DU refi Plus and agency Saleable. All conditions are met and therefore not subject to QM/ATR.						FNMA RPL	Loan Review Complete
170062515	XXX	$XXX	TX	9/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No evidence of a Fraud Report in the file.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: No evidence of a Fraud Report in the file.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062516	XXX	$XXX	GA	9/XX/2014	Investment	Refinance Limited Cash-out GSE	N/A		No	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.								FNMA RPL	Loan Review Complete
170062517	XXX	$XXX	PA	9/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No Fraud Report found in uploaded documents.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: A copy of the subordinate Note not found in uploaded documents, however the subordination agreement is in file, credit report includes the second.	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.24200% is underdisclosed from calculated APR of 5.40635% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,687.75 is underdisclosed from calculated Finance Charge of $79,120.48 in the amount of $1,432.73.
EXCEPTION INFO: Finance charge is under-disclosed by $1432.73.

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
EXCEPTION INFO: Final TIL 9/XX/14, Closing date 9/XX/14	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud Report not found in uploaded documents.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170062518	XXX	$XXX	VA	10/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report was not provided.

[3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Title work and subordinate agreement in file reflects a private subordinate loan with an original amount of $30,000 however a VOM with payment history was not provided.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: Mortgagee clause was not provided on evidence of insurance.

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
EXCEPTION INFO: Final TIL 10/XX/14, Note date 10/XX/14	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud report was not provided.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170060578	XXX	$XXX	IN	10/XX/2014	Primary	Refinance Rate/Term	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report not provided.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: Note for subordinate lien not provided.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: Lender its successors and assigns not completed on hazard policy.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,068.23 is underdisclosed from calculated Finance Charge of $129,170.02 in the amount of $1,101.79.
																	EXCEPTION INFO: Finance Charge on Final TIL is $128,068.23.							FNMA RPL	Loan Review Complete
170060580	XXX	$XXX	FL	9/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi  Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[1] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $49,412.26.
REVIEWER - GENERAL COMMENT (2019-02-12): Upon Further review, the approval in file dated 9/XX/14 does not require seasoning/sourcing of the funds to close and asset statements are not required for the Refi Plus program.

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170060579	XXX	$XXX	CA	9/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: There is no fraud report located in file.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,578.96 is underdisclosed from calculated Finance Charge of $108,665.31 in the amount of $86.35.
																	EXCEPTION INFO: Settlement or Closing Fee is $650 on HUD-1; whereas the Itemization is showing the fee at $530.							FNMA RPL	Loan Review Complete
170060581	XXX	$XXX	PA	10/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
																	EXCEPTION INFO: Final HUD-1 reflects tolerance cure of $240.48.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170060583	XXX	$XXX	SC	10/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170060584	XXX	$XXX	TX	10/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $37,551.25 is underdisclosed from calculated Finance Charge of $38,066.60 in the amount of $515.35.
																	EXCEPTION INFO: It appears that the variance may be caused by the Loan Origination Fee being disclosed as $995 in the system. It appears that the Borrower is not receiving credit for the interest rate chosen.							FNMA RPL	Loan Review Complete
170060586	XXX	$XXX	TN	10/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170060582	XXX	$XXX	FL	10/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE1 dated 8/XX/14 Important Dates Section, Other Settlement Charges Good Through Date is 9/XX/14, which is less than the 10 business days required.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
EXCEPTION INFO: Final HUD reflects initial escrow deposit of $1,545.22 however Initial Escrow Disclosure reflects $736.18.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170060585	XXX	$XXX	TX	10/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required for this Refi Plus transaction, however two appraisals are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No fraud report found in uploaded documents.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
EXCEPTION INFO: Disclosure dated and signed at closing.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
EXCEPTION INFO: Document borrower received Servicing Disclosure Statement prior to closing.	[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: No appraisal required for this transaction, however two appraisals are required for securitization.
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud report not found in file.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170060588	XXX	$XXX	IA	10/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Loan approved with monthly tax amount of $134.67 however per tax certificate the monthly tax obligation is $269.34.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: Loan approved with monthly tax amount of $134.67 however per tax certificate the monthly tax obligation is $269.34.							FNMA RPL	Loan Review Complete
170060587	XXX	$XXX	PA	10/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject DU refi plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	EXCEPTION INFO: Affiliated Business Arrangement Disclosure was only disclosed at closing, 10/XX/2014.								Loan Review Complete
170060589	XXX	$XXX	FL	10/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.								FNMA RPL	Loan Review Complete
170060590	XXX	$XXX	FL	10/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Per hazard insurance, dwelling is 100% replacement cost up to dwelling amount which is $XXX.  Loan amount is $XXX.  No no insurable value cost breakdown in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Missing Fraud Report.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Initial GFE dated 10/XX/14 available through date is 10/XX/14 which is less than 10 business days.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
EXCEPTION INFO: Per HUD-1 that is signed by borrower and closing agent from the title company, only $132/mo used for insurance escrows, but should be $132.50 per HUD from XXX provided to title company in instructions. HUD signed from XXX had correct initial escrow amount, but final HUD-s from Vantage Point Title that was also signed by borrower and by closing agent shows incorrect amount due to wrong monthly escrow used for hazard insuranca	[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty>
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided
REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.

[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: NO fraud report in file
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170060591	XXX	$XXX	GA	11/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1									FNMA RPL	Loan Review Complete
170060592	XXX	$XXX	AL	10/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report not provided for this manually underwritten Refi Plus transaction	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE through date should have been 10/XX/2014 which is 10 business days after 10/XX/2014	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: Fraud Report not provided for this Refi Plus loan
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170060594	XXX	$XXX	PA	10/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																	EXCEPTION INFO: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
170060593	XXX	$XXX	FL	11/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Income Documentation - Income documentation requirements not met according to the AUS in file.: Decision System: DU
EXCEPTION INFO: No paystub or written verification of employment provided to verify the borrower's income, as required by the AUS.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
EXCEPTION INFO: No proof of the date the Affiliated Business Arrangement Disclosure was provided to the borrower. Copy in file signed at closing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,610.07 is underdisclosed from calculated Finance Charge of $130,553.53 in the amount of $943.46.
																	EXCEPTION INFO: Finance charge is missing the Origination Fee of $995.							FNMA RPL	Loan Review Complete
170060596	XXX	$XXX	FL	11/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170060595	XXX	$XXX	OH	11/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	Yes		3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, two valuations are required for securitization.	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.							FNMA RPL	Loan Review Complete
170060597	XXX	$XXX	TX	11/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report was not located in the file.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE date 8/XX/14 disclosed an estimate of charges through 9/XX/14 < minimum of 10 business days.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	EXCEPTION INFO: Earliest evidence the borrower was provided a copy of the Affiliated Business Disclosure was at closing on 11/XX/14.							FNMA RPL	Loan Review Complete
170060601	XXX	$XXX	SC	11/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per DU and review, however the loans is slated to a future securitization, and therefore an appraisal is required.	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 12/XX/2014, Note Date 11/XX/2014

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.01800% is underdisclosed from calculated APR of 5.14413% outside of 0.125% tolerance.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,865.94 is underdisclosed from calculated Finance Charge of $73,030.78 in the amount of $1,164.84.							FNMA RPL	Loan Review Complete
170060598	XXX	$XXX	FL	11/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: The initial GFE dated 11/XX/14 does reflect the estimate for all other settlement charges is available through 11/XX/14.							FNMA RPL	Loan Review Complete
170060600	XXX	$XXX	FL	11/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Fraud Report not provided for this Refi Plus transaction								FNMA RPL	Loan Review Complete
170060599	XXX	$XXX	SC	11/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: Confirmed dates on GFE is correct as input.							FNMA RPL	Loan Review Complete
170060602	XXX	$XXX	IL	11/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,674.13 is underdisclosed from calculated Finance Charge of $108,624.81 in the amount of $950.68.							FNMA RPL	Loan Review Complete
170060603	XXX	$XXX	CO	12/XX/2014	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, two valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170060604	XXX	$XXX	FL	12/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.							FNMA RPL	Loan Review Complete
170060608	XXX	$XXX	TX	12/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per DU and review, however the loans is slated to a future securitization, and therefore an appraisal is required

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
EXCEPTION INFO: Initial escrow disclosure reflects an initial deposit of $2,858.14, HUD reflects $2,607.60

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,984.60 is underdisclosed from calculated Finance Charge of $168,977.64 in the amount of $993.04.							FNMA RPL	Loan Review Complete
170060606	XXX	$XXX	AZ	12/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

																[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided								FNMA RPL	Loan Review Complete
170060607	XXX	$XXX	TX	12/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2014, prior to three (3) business days from transaction date of 12/XX/2014.
																	EXCEPTION INFO: Per the Final HUD-1, the Disbursement Date is 12/XX/2014. The Rescission Expiration Date is 12/XX/2014.							FNMA RPL	Loan Review Complete
170060610	XXX	$XXX	FL	12/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2014)
																	EXCEPTION INFO: No evidence in file when appraisal was provided to the borrower								Loan Review Complete
170060609	XXX	$XXX	TX	12/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: Final GFE loan amount is $XXX and Note is for $XXX.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: Payment of initial GFE of $687.78 < Nore P&I $725.08

																	[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.							FNMA RPL	Loan Review Complete
170060605	XXX	$XXX	GA	12/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: GFE dated 11/XX/14 available through date is 11/XX/14 < 10 business days required.							FNMA RPL	Loan Review Complete
170060612	XXX	$XXX	MD	1/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
																	EXCEPTION INFO: There was a $10 increase in transfer tax from GFE to HUD and a cure was not provided.							FNMA RPL	Loan Review Complete
170060611	XXX	$XXX	FL	12/XX/2014	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	2	[3] Closing / Title - Title Error: Title vesting does not concur with deed EXCEPTION INFO: The vesting on the Final Title only includes the borrower, not the co borrower.	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	[1] Federal Compliance - Disparity in Occupancy - High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
EXCEPTION INFO: Final 1003 indicates co borrower will occupy subject property as primary residence; approved as NOO.
																		REVIEWER - CLEARED COMMENT (2019-02-20): Tested as OO, no HC implications.						FNMA RPL	Loan Review Complete
170060615	XXX	$XXX	FL	12/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170060616	XXX	$XXX	FL	1/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1							Appraisal: Minimal variance in adjustments does not have or has minimal effect on valuation. No update/explanation required. Two appraisals are needed for Securitization per deal notes. AVM provided after closing used as instructed.		FNMA RPL	Loan Review Complete
170060614	XXX	$XXX	FL	1/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,982.33 is underdisclosed from calculated Finance Charge of $135,026.36 in the amount of $44.03.
																	EXCEPTION INFO: The $44.00 filing fee was not disclosed on the Good Faith Estimate, but included on final HUD1.							FNMA RPL	Loan Review Complete
170060613	XXX	$XXX	CA	12/XX/2014	Investment	Refinance Limited Cash-out GSE	N/A	No	No	3	3	1	1	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 53.14087% exceeds AUS total debt ratio of 39.76000%.
																EXCEPTION INFO: Overtime income calculation used for Origination was a 22.5 month average of YTD OT plus Prior Year OT; using the 2 year plus YTD average results in a higher DTI.									Loan Review Complete
170060617	XXX	$XXX	FL	12/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,717.67 is underdisclosed from calculated Finance Charge of $126,712.85 in the amount of $995.18.
																	EXCEPTION INFO: TIL was underdisclosed by $995.18							FNMA RPL	Loan Review Complete
170060618	XXX	$XXX	TX	12/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: A fraud report is required; however, there is no evidence in the loan file that a report was completed prior to closing.	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 01/XX/2015, Note Date 12/XX/2014
																	EXCEPTION INFO: The property insurance policy was due to expire on 1/XX/2015 within 30 days of the 12/XX/2014 closing; however, the lender did not hold back funds at closing in full or in part for the policy renewal. The escrow deposit carry over from the prior loan credited on page 1 of the HUD was $104.44 and insufficient to cover the policy renewal cost.							FNMA RPL	Loan Review Complete
170060619	XXX	$XXX	FL	12/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: Estimate is dated 10/XX/14 and it is good thru 11/XX/14 < initial GFE plus 10 days 11/XX/14							FNMA RPL	Loan Review Complete
170060620	XXX	$XXX	MS	12/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, two valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Missing fraud report.	[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Flood insurance declarations page shows premium as $457.00, Initial escrow account statement shows premium as $489.00 causing variance in escrow payment

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: Flood insurance declarations page shows premium as $457.00, Initial escrow account statement shows premium as $489.00 causing variance in escrow payment							FNMA RPL	Loan Review Complete
170060621	XXX	$XXX	ID	12/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per Refi Plus review, however the loan is slated to a future securitization, and therefore an appraisal is required.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: Subordinate lien or terms was not provided. Subordination Agreement was provided.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $33,625.74 is underdisclosed from calculated Finance Charge of $33,693.76 in the amount of $68.02.
EXCEPTION INFO: Title Services and Recording fees were under disclosed on Good Faith Estimate by $68.02 without providing a cure.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: Right to Cancel form H-8 was used for a same lender refinance. The form H-9 should have been used.							FNMA RPL	Loan Review Complete
170060622	XXX	$XXX	FL	1/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2014)
EXCEPTION INFO: No evidence of date appraisal received by the borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Issued 10/XX/2014 good thru 11/XX/2014

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $39,407.78 is underdisclosed from calculated Finance Charge of $39,794.66 in the amount of $386.88.							FNMA RPL	Loan Review Complete
170060623	XXX	$XXX	FL	1/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
																	EXCEPTION INFO: Final HUD-1 reflects a cure of $3.61 which is insufficient to cure.							FNMA RPL	Loan Review Complete
170060624	XXX	$XXX	FL	1/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
EXCEPTION INFO: The Notice of Special Flood Hazard was provided at closing.  No evidence that the disclosure was provided to Borrower at application.

[2] Insurance Analysis - Flood Insurance Policy expires within 90 days of the Note Date.: Flood Insurance Policy Expiration Date 02/XX/2015; Note Date 01/XX/2015
EXCEPTION INFO: The Flood insurance expires less than 90 days after the close date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: A minimum of 10 days was not provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,088.06 is underdisclosed from calculated Finance Charge of $235,083.00 in the amount of $994.94.
																	EXCEPTION INFO: The Final TIL finance charge is less than the calculated Finance Charge, by the amount of the Loan Origination fee.							FNMA RPL	Loan Review Complete
170060625	XXX	$XXX	MD	1/XX/2015	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
																	EXCEPTION INFO: The Hazard insurance binder does not show the lender as the first mortgage.							FNMA RPL	Loan Review Complete
170060626	XXX	$XXX	FL	2/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: Confirmed amounts on GFE.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
EXCEPTION INFO: Confirmed amounts on Final Hud

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Confirmed taxes/insurance on TIL.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: Confirmed amounts on Final TIL							FNMA RPL	Loan Review Complete
170060627	XXX	$XXX	IL	2/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	Yes		1	1	1	1										Loan Review Complete
170060628	XXX	$XXX	FL	2/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
REVIEWER - GENERAL COMMENT (2019-02-22): The loan file is missing a copy of the Fraud Report.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: 10 business day requirement not met.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,850.16 is underdisclosed from calculated Finance Charge of $223,761.41 in the amount of $911.25.
																	EXCEPTION INFO: The Lender's Itemization of Prepaid Finance charges indicates they did not include the $995 Origination fee, however, unable to confirm remaining variance of $83.75. (no YSP credit was noted.).							FNMA RPL	Loan Review Complete
170060630	XXX	$XXX	FL	2/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 05/XX/2015, Note Date 02/XX/2015

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $41,907.88 is underdisclosed from calculated Finance Charge of $42,902.96 in the amount of $995.08.
																	EXCEPTION INFO: Origination cost not included.							FNMA RPL	Loan Review Complete
170060629	XXX	$XXX	FL	2/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
EXCEPTION INFO: Initial Escrow Deposit per the HUD -1 was $1,439.28, however, the Initial Escrow statement reflected $1431.66

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The monthly escrow payment of $238.61 reflected in the closing documents does not match the actual payment of $239.86.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: The total payment of $1245.09 reflected in the TIL does not match the actual PITI of $1246.34.								Loan Review Complete
170060632	XXX	$XXX	GA	2/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
EXCEPTION INFO: Transfer Taxes was disclosed as $396.60 and increased to $397.50.  No Valid change of Circumstance provided, nor evidence of cure in file

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: GFE disclosed Good through date of 1/XX/2015 10 days should be through 01/XX/2015							FNMA RPL	Loan Review Complete
170060631	XXX	$XXX	KS	2/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Unable to locate Fraud Report in the loan file.								FNMA RPL	Loan Review Complete
170060633	XXX	$XXX	CA	2/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] General - Flood Certificate Subject Address does not match Note address.
EXCEPTION INFO: The Flood Certificate accurately reports the subject property address as located in XXX, California, per the zip code of XXX.  The Note reflects the property is located in the city of XXX.

[3] Insurance Analysis - Insurance address does not match Note address.
EXCEPTION INFO: The Evidence of Insurance accurately reports the subject property address as located in XXX, California, per the zip code of XXX.  The Note reflects the property is located in the city of XXX.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The loan file is missing a copy of the Fraud Report.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: GFE provided only 9 business days, rather than 10 for the availability of the charges and terms estimate.							FNMA RPL	Loan Review Complete
170060634	XXX	$XXX	FL	2/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization, only one provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Not provided.	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
EXCEPTION INFO: Initial document received but was not signed by borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
EXCEPTION INFO: Application date was 12/XX/14 but borrowers didn't sign any documents until 1/XX/15.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,995.05 is underdisclosed from calculated Finance Charge of $257,990.10 in the amount of $995.05.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.							FNMA RPL	Loan Review Complete
170060635	XXX	$XXX	FL	3/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided						Stated: Refi Plus - no appraisal. An acknowledgement was signed at closing for the receipt of the appraisal it did not state 3 days prior to closing. Appraisal: No appraisal - refi plus.		FNMA RPL	Loan Review Complete
170060636	XXX	$XXX	AZ	3/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,021.49 is underdisclosed from calculated Finance Charge of $86,016.45 in the amount of $994.96.
																	EXCEPTION INFO: Verified Final TIL Finance Charge of $85,021.49 fixed rate note.							FNMA RPL	Loan Review Complete
170060638	XXX	$XXX	TX	3/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insurance address does not match Note address. EXCEPTION INFO: Insurance address of XXX does not match Note address of XXX.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: Available through date 2/XX/2015 < initial GFE date plus 10 days 2/XX/2015.					Appraisal: Had to utilize appraisal for appraiser's effective date			Loan Review Complete
170060637	XXX	$XXX	AL	3/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Unable to locate a fraud report in the loan documents.
REVIEWER - GENERAL COMMENT (2019-02-22): The loan file is missing a copy of the Fraud Report.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: Unable to locate the Note for the subordinate mortgage.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: The "Available through" date should be 1/XX/15. The GFE dated 12/XX/14 reflects the estimate for all other settlement charges is available through 1/XX/15.							FNMA RPL	Loan Review Complete
170060640	XXX	$XXX	FL	3/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: Initial Good Faith Estimate completed 1/XX/2015 which is only 9 business days prior to the availability date for all other settlement charges of 1/XX/2015; however, a duration of 10 business days was required.							FNMA RPL	Loan Review Complete
170060639	XXX	$XXX	MI	3/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2015)
EXCEPTION INFO: The appraisal report date is the same date as the note.

[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/02/XX/2015)

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
EXCEPTION INFO: Unable to locate evidence of a sufficient cure issued to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,899.80 is underdisclosed from calculated Finance Charge of $87,488.32 in the amount of $588.52.
																	EXCEPTION INFO: The Finance charge was under disclosed due to the Loan Origination fee being excluded from the lender figures.								Loan Review Complete
170060641	XXX	$XXX	FL	3/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XX/20/2015)
EXCEPTION INFO: stated value used. lender provided stated value to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Issued 01/XX/2015; good thru 01/XX/2015

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: Loan amount changed, Final GFE matches HUD-1

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
EXCEPTION INFO: Does not include the MI payment in totals.  $64.60

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $216,676.26 is underdisclosed from calculated Finance Charge of $217,641.90 in the amount of $965.64.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Information listed on TIL did not include the mortgage insurance payment.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: Payment listed on TIL does not contain the MI payment in total.							FNMA RPL	Loan Review Complete
170060643	XXX	$XXX	GA	3/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
EXCEPTION INFO: Transfer Tax Fee of $504.90 disclosed on the Good Faith Estimate, but $510 on the Final HUD.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,518.79 is underdisclosed from calculated Finance Charge of $162,106.93 in the amount of $588.14.
																	EXCEPTION INFO: Final TIL provided on 03/XX/2015 disclosed an amount financed of $161,518.79, calculated amount financed is $162,096.93, resulting in a variance of -$578.14. To cure, provided corrected PC CD along with LOE to borrower and evidence of delivery.							FNMA RPL	Loan Review Complete
170060645	XXX	$XXX	ND	4/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.								FNMA RPL	Loan Review Complete
170060646	XXX	$XXX	MD	3/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Initial GFE is dated 2/XX/2015 with an available through date of 3/XX/2015, less than the required minimum 10 day availability provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,248.06 is underdisclosed from calculated Finance Charge of $144,792.01 in the amount of $2,543.95.
																	EXCEPTION INFO: confirmed amounts on Final TIL. Final TIL reflects Finance charge of $142248.06.Calculated Finance charge is $144792.01 Difference amount is $2543.95, exceeding the max allowable tolerance of $100 for purchases.							FNMA RPL	Loan Review Complete
170060644	XXX	$XXX	FL	3/XX/2015	Investment	Refinance Rate/Term	N/A		No	No		1	1	1	1							Appraisal: Land value addressed by appraiser. Waiver signed and in file doc#564. Desk Review: Desk review supports value.		FNMA RPL	Loan Review Complete
170060642	XXX	$XXX	ID	3/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report(s) were not provided for review in loan file.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Initial GFE dated 1/XX/2015 did not provided a full 10 business days availability.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: Correct Right to Cancel for for same Lender Refi is H-9, form H-8 was used as part of this transaction.							FNMA RPL	Loan Review Complete
170060647	XXX	$XXX	GA	4/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject DU Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
																	EXCEPTION INFO: Final HUD GFE column reflects incorrect fees as versus was is listed on final GFE. Credit report fee of $15.85 versus $50, Title Services of $822.20 versus $950, Government recording charges of $88 versus $57 and Transfer taxes of $394.50 versus $393.30.							FNMA RPL	Loan Review Complete
170060648	XXX	$XXX	MD	4/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report not found in file	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE date estimate available thru is 2/XX/15, but 10 days for estimate should be 2/XX/15

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
EXCEPTION INFO: Respa cure is $6.50 on HUD for 0% tolerance fee

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,351.80 is underdisclosed from calculated Finance Charge of $116,436.85 in the amount of $1,085.05.
																	EXCEPTION INFO: Per final TIL, Finance Charge is $115,351.80 but should be $116,444.38 per calculated Finance Charge, is underdisclosed by $1,092.58							FNMA RPL	Loan Review Complete
170060649	XXX	$XXX	PA	4/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Subject loan file does not contain a fraud report and one was required.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: The credit report indicates a Home Equity Line of Credit with XXX dated 7/XX/2012 acct #XXX with a high balance of $XXX which was included in the ratios; however, there is no Subordination Agreement or Note for this subordinate lien contained in the loan file. It is also noted that an assumption is being made that it is tied to the subject property as there is no documentation in the file that the borrower owns other real estate.

[3] Credit Documentation - Missing Document: Subordination Agreement not provided
																EXCEPTION INFO: The credit report indicates a Home Equity Line of Credit with XXX dated 7/XX/2012 acct #XXX with a high balance of $XXX which was included in the ratios; however, there is no Subordination Agreement or Note for this subordinate lien contained in the loan file.								FNMA RPL	Loan Review Complete
170060650	XXX	$XXX	VT	3/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report was not located in the loan file.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: Initial estimate available through date 1/XX/2015 < initial GFE date plus 10 days 1/XX/2015.							FNMA RPL	Loan Review Complete
170060651	XXX	$XXX	TX	4/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Loan amount $XXX and coverage $XXX

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
REVIEWER - GENERAL COMMENT (2019-02-22): The loan file is missing a copy of the Fraud Report.	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,385.56 is underdisclosed from calculated Finance Charge of $236,306.22 in the amount of $920.66.
																	EXCEPTION INFO: The lender did not include the $995 Origination charge in the Prepaid Finance Charges.							FNMA RPL	Loan Review Complete
170060652	XXX	$XXX	IN	4/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: This does not appear to be in the file.								FNMA RPL	Loan Review Complete
170060653	XXX	$XXX	LA	4/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject DU Refi Plus was approved without an appraisal, however, 2 valuations are required for Securitization.									Loan Review Complete
170060657	XXX	$XXX	MD	5/XX/2015	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	2	[3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.
EXCEPTION INFO: Missing HOI declaration page and/or proof of insurance. Also missing the 1003, 1008, and AUS so unable to confirm the amount used for qualifying.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Missing appraisal report or proof of a PIW; in addition, 2 full appraisals are required for securitization.

[3] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Lender approval not provided

[3] Credit Documentation - Missing Document: Credit Report not provided
EXCEPTION INFO: Missing a copy of the original credit report used at the time of approval.

[3] Application / Processing - Missing Document: Flood Certificate not provided
EXCEPTION INFO: Flood Certificate not provided

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report is missing from the imaged documents for the subject transaction.

[3] Loan File - Missing Document: Hazard Insurance Policy not provided
EXCEPTION INFO: No evidence of the amount of insurance in place at the time of the original closing.

[3] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final 1003 not provided

[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice
EXCEPTION INFO: Missing the original privacy notice issued by XXX. All of the Privacy notices in file were provided post-closing by XXX after the servicing was transferred.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
EXCEPTION INFO: FACTA  Disclosure missing

[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: Home Owner's Insurance Policy is missing. Unable to confirm.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
EXCEPTION INFO: Missing the initial and final GFE.

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Initial 1003 not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2014.
EXCEPTION INFO: Missing initial and final 1003

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																	EXCEPTION INFO: RTRA Disclosure missing.							FNMA RPL	Loan Review Complete
170060654	XXX	$XXX	CA	4/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject approved as a Refi Plus without an appraisal, however, two appraisals are required for Securitization"

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: No evidence of fraud report in the subject loan file.								FNMA RPL	Loan Review Complete
170060655	XXX	$XXX	FL	5/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per DU and review, however the loans is slated to a future securitization, and therefore an appraisal is required.	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/XX/2018)

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,379.24 is underdisclosed from calculated Finance Charge of $132,105.56 in the amount of $726.32.							FNMA RPL	Loan Review Complete
170060656	XXX	$XXX	FL	4/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The Fraud Report is not in the file.	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
EXCEPTION INFO: Sufficient cure provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,897.91 is underdisclosed from calculated Finance Charge of $131,893.00 in the amount of $995.09.
EXCEPTION INFO: The finance charge was under disclosed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2015, prior to three (3) business days from transaction date of 04/XX/2015.
																	EXCEPTION INFO: Disbursement date appears to have been on 04/XX/2015; however this is the date of the transaction.							FNMA RPL	Loan Review Complete
170060658	XXX	$XXX	TX	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 06/XX/2015, Note Date 05/XX/2015							FNMA RPL	Loan Review Complete
170060659	XXX	$XXX	NY	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report not found in file
REVIEWER - GENERAL COMMENT (2019-02-22): The loan file is missing a copy of the Fraud Report.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: 2nd mtg note not found in file	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: GFE shows estimated costs available thru 2/XX/15, but per 10 business day availability, estimate should be thru 2/XX/15

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,342.38 is underdisclosed from calculated Finance Charge of $224,604.03 in the amount of $261.65.
																	EXCEPTION INFO: The Itemization of Prepaid Finance charges indicates that the lender did not include a $250 Subordination Fee or NY Sales tax of $11.64.							FNMA RPL	Loan Review Complete
170060660	XXX	$XXX	FL	4/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																	EXCEPTION INFO: No evidence borrower signed initial ABA Disclosure dated 12/XX/14.					Appraisal: Utilized the appraiser license in the loan file for the Appraiser license effective and Issue Dates		FNMA RPL	Loan Review Complete
170060662	XXX	$XXX	FL	5/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170060663	XXX	$XXX	TX	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1									FNMA RPL	Loan Review Complete
170060661	XXX	$XXX	PA	5/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Not provided.
REVIEWER - GENERAL COMMENT (2019-02-22): The loan file is missing a copy of the Fraud Report.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: Not provided.	[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The Final TIL disclosed a total of Taxes and Insurance of $235.06, however, the actual total is $261.22

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: The Final TIL disclosed a total Payment of $597.08 but the actual payment was $623.24.							FNMA RPL	Loan Review Complete
170060665	XXX	$XXX	FL	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170060664	XXX	$XXX	GA	5/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.
EXCEPTION INFO: Certificate of Insurance does not indicate walls in coverage. Please provide borrower's HO6 policy or evidence master policy covers walls in.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Fraud report not in file.						Stated: Refi Plus - no appraisal. Appraisal: Refi Plus - no appraisal. Acknowledgment document #125 signed at close, does not address 3 days.		FNMA RPL	Loan Review Complete
170060666	XXX	$XXX	AL	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
																	EXCEPTION INFO: Confirmed amounts on Initial Escrow Statement and HUD1.							FNMA RPL	Loan Review Complete
170064743	XXX	$XXX	TX	5/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,515.48 is underdisclosed from calculated Finance Charge of $85,004.82 in the amount of $489.34.
EXCEPTION INFO: Fees were underdisclosed and not within tolerance.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: per model provided was not on correct form.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The final TIL's escrow payment does not match the actual escrow payment.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: PITI payment on Final TIL not the same as HUD-1 and AUS.					Appraisal: Utilized the appraiser's license due to license look up had information post loan closing.		FNMA RPL	Loan Review Complete
170064742	XXX	$XXX	FL	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.								FNMA RPL	Loan Review Complete
170064741	XXX	$XXX	FL	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064740	XXX	$XXX	VA	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - GENERAL COMMENT (2019-02-21): Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
REVIEWER - GENERAL COMMENT (2019-02-21): The file did not include a Fraud Report.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Initial issued 01/XX/2015, good to 01/XX/2015; Final issued 05/XX/2015 good to 05/XX/2015

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,788.19 is underdisclosed from calculated Finance Charge of $165,427.62 in the amount of $639.43.
																	EXCEPTION INFO: Final TIL Finance Charge of $164,788.19 is underdisclosed from calculated Finance Charge of $165,427.62 in the amount of $639.43.							FNMA RPL	Loan Review Complete
170064747	XXX	$XXX	LA	6/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges - expiration was 6/XX/15 but should have been 6/XX/15.							FNMA RPL	Loan Review Complete
170064744	XXX	$XXX	FL	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: The Fraud Report is missing.	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
EXCEPTION INFO: The HUD GFE column reflects the Credit Report fee of $50, Title services of $1325 and Daily Interest of $-135.17, however the final GFE shows the Credit Report of $15.85, Title Services of $1326.80 and the Daily interest of $212.41.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,164.25 is underdisclosed from calculated Finance Charge of $130,637.78 in the amount of $473.53.
																	EXCEPTION INFO: Finance charge underdisclosed by $473.53. It appears the entire Loan Origination fee was not included in the prepaid finance charges.							FNMA RPL	Loan Review Complete
170064745	XXX	$XXX	FL	6/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Coverage shortfall is $11,738.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
REVIEWER - GENERAL COMMENT (2019-02-22): The loan file is missing a copy of the Fraud Report.	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
																	EXCEPTION INFO: Fees have increased without a valid reason.							FNMA RPL	Loan Review Complete
170064746	XXX	$XXX	AZ	6/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, two valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Missing from loan file.								FNMA RPL	Loan Review Complete
170064748	XXX	$XXX	FL	6/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	No	3	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per DU and review, however the loans is slated to a future securitization, and therefore an appraisal is required

[3] Application / Processing - Missing Document: Fraud Report not provided
REVIEWER - GENERAL COMMENT (2019-02-22): The loan file is missing a copy of the Fraud Report.

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.								FNMA RPL	Loan Review Complete
170064749	XXX	$XXX	FL	6/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: A Fraud report is missing for both Borrowers.	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,261.92 is underdisclosed from calculated Finance Charge of $259,257.02 in the amount of $995.10.
																	EXCEPTION INFO: Origination Fee of $995 is a Finance Charge. This fee is not included in the Finance Charge calculation on the Final TIL. Lender to please update the file.							FNMA RPL	Loan Review Complete
170064750	XXX	$XXX	IN	6/XX/2015	Investment	Refinance Cash-out - Other	N/A		No	Yes		1	1	1	1									FNMA RPL	Loan Review Complete
170064751	XXX	$XXX	IL	6/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per DU and review, however the loans is slated to a future securitization, and therefore an appraisal is required.

																[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,511.97 is underdisclosed from calculated Finance Charge of $76,622.43 in the amount of $110.46.							FNMA RPL	Loan Review Complete
170064752	XXX	$XXX	FL	6/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan is to go in a securitization and reflects only one valuation product when two are required.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report was not located in the loan file.	[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Loan Originator Compensation (Dodd-Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
EXCEPTION INFO: The NMLS site does not disclose that the originator was an active originator during the time frame of the loan.

[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
																	EXCEPTION INFO: The NMLS site does not disclose that the originator was an active originator during the time frame of the loan.							FNMA RPL	Loan Review Complete
170064754	XXX	$XXX	TN	7/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: The GFE dated 4/XX/15 reflects the estimate for all other settlement charges is available through 4/XX/15.					Desk Review: TILA/ECPA Valuation Requirements do not apply to the Desk Review.			Loan Review Complete
170064753	XXX	$XXX	FL	6/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: The file is missing a copy of the secondary valuation required for securitization purposes.								FNMA RPL	Loan Review Complete
170064755	XXX	$XXX	FL	7/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject was approved with one appraisal, however, two are required for securitization.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,230.17 is underdisclosed from calculated Finance Charge of $156,925.12 in the amount of $694.95.
																	EXCEPTION INFO: The Lender's itemization did not include the $995 Origination fee, but included a $300 settlement fee not shown on the HUD; the variance is $695.								Loan Review Complete
170064756	XXX	$XXX	CA	7/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Loan is to go in a securitization and reflects only one valuation product when two are required.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The Estimate of costs was valid through 6/XX/15 but should have been valid until 6/XX/15.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2015, prior to three (3) business days from transaction date of 07/XX/2015.
																	EXCEPTION INFO: Based on a transaction date of 7/XX/15, the rescission period would not expire until midnight of 7/XX/15, and 7/XX/15 would have been the correct disbursement date.								Loan Review Complete
170064757	XXX	$XXX	AZ	7/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: An appraisal is not required.
REVIEWER - GENERAL COMMENT (2019-02-21): Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: A ten day minimum was not provided for the GFE availability.							FNMA RPL	Loan Review Complete
170064758	XXX	$XXX	CA	7/XX/2015	Investment	Refinance Rate/Term	N/A		No	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: This does not appear to be in the file.								FNMA RPL	Loan Review Complete
170064760	XXX	$XXX	FL	8/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $50,373.85 is underdisclosed from calculated Finance Charge of $51,365.68 in the amount of $991.83.
																	EXCEPTION INFO: Itemization of Amount Financed does not include Origination fee of $995.							FNMA RPL	Loan Review Complete
170064759	XXX	$XXX	FL	7/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: no full appraisal
REVIEWER - GENERAL COMMENT (2019-02-21): Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: no fraud report in file.
REVIEWER - GENERAL COMMENT (2019-02-21): The file did not include a Fraud Report.	[2] Value Discrepancy - AVM used as supporting valuation contains an FSD that is blank or is greater than 20%.: Valuation Type: AVM / Valuation Report Date: 02/XX/2018, Valuation Type: AVM / Valuation Report Date: 06/XX/2015 FSD Score:
FSD Score:
EXCEPTION INFO: new avm was pulled - not used at origination.

[2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: AVM / Valuation Report Date: 06/XX/2015
																	EXCEPTION INFO: AVM did not contain the information.							FNMA RPL	Loan Review Complete
170064761	XXX	$XXX	CO	7/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,887.99 is underdisclosed from calculated Finance Charge of $128,254.60 in the amount of $366.61.
																	EXCEPTION INFO: Prepaid Interest on Final HUD-1 is $71.93 whereas the Itemization of Amount Financed is listing the Prepaid Interest at $89.92. The calculated Finance Charge should be $128,254.60.							FNMA RPL	Loan Review Complete
170064762	XXX	$XXX	GA	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The "Available Through" date should be June XX, 2015 due to the Memorial Day Holiday.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2015, prior to three (3) business days from transaction date of 08/XX/2015.
EXCEPTION INFO: The subject loan disbursed on 8/XX/15, however the signature on the Final TIL was dated 8/XX/15.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																	EXCEPTION INFO: The subject loan disbursed on 8/XX/15, however the signature on the Notice of Right to Cancel was dated 8/XX/15, and the expiration date to cancel the transaction was 8/XX/15.							FNMA RPL	Loan Review Complete
170064763	XXX	$XXX	IN	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, 2 valuations are required for securitization.
REVIEWER - GENERAL COMMENT (2019-04-04): Original appraisal received to clear condition. Missing secondary valuation as required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Unable to locate a fraud report in the loan file and one was required prior to closing.	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 08/XX/2015, Note Date 08/XX/2015
EXCEPTION INFO: The closing date occurred on 8/XX/2015 which is within 90 days of the 8/XX/2015 expiration of the hazard insurance binder provided. There is no other evidence in the loan file of sufficient coverage in effect at the time of closing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
																	EXCEPTION INFO: There is no indication in the loan file that the lender provided sufficient cure of the 10% fee tolerance violation to the borrower.							FNMA RPL	Loan Review Complete
170064764	XXX	$XXX	NC	7/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: The loan requires 2 valuations for securitization. The file does not contain a second valuation.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: There is no Fraud Report in file.								FNMA RPL	Loan Review Complete
170064765	XXX	$XXX	FL	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: A Fraud Report was not found in the loan file.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: The Note for the subordinate lien was not found in the loan file.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The initial GFE is dated 7/XX/2015 with an available through date of 7/XX/15 which is less than the required  10 business days.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $301,141.75 is underdisclosed from calculated Finance Charge of $302,092.50 in the amount of $950.75.
																	EXCEPTION INFO: The Lender's Itemization of Fees Schedule does not include the Loan Origination fee of $995.00. Also, the Prepaid Interest figures are conflicting. The Final HUD-1 is showing it to be $310.44, but the Itemization is showing it to be $354.78.							FNMA RPL	Loan Review Complete
170064766	XXX	$XXX	TX	6/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report appears to be missing from the file.
REVIEWER - GENERAL COMMENT (2019-02-21): The file did not include a Fraud Report.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: GFE provided an estimate through 3/XX/15, however, the calculated date is 3/XX/15.							FNMA RPL	Loan Review Complete
170064767	XXX	$XXX	SC	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: There's no evidence of a Fraud Report located in the Loan File.								FNMA RPL	Loan Review Complete
170064769	XXX	$XXX	CO	7/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report was not provided.

[3] Closing / Title - Security Instrument Error: County was not provided
																EXCEPTION INFO: The Legal Description for the property identifies it in XXX , CO, however, the Security Instrument reflects that the property is located in XXX.								FNMA RPL	Loan Review Complete
170064770	XXX	$XXX	NJ	8/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	Yes		1	1	1	1										Loan Review Complete
170064768	XXX	$XXX	KS	7/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: The Note for the Subordinate Lien was not in the file.	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 4.70000% is underdisclosed from calculated APR of 5.10121% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,600.33 is underdisclosed from calculated Finance Charge of $194,641.95 in the amount of $11,041.62.
EXCEPTION INFO: The $27 Subordination Recording Fee is not included in the Finance Charge calculation, otherwise all other fees are counted.  The calculated Finance Charge should be $194,641.95.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Final TIL is not including the Mortgage Insurance payment in the projected payment.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: Final TIL is not including the Mortgage Insurance payment in the projected payment.							FNMA RPL	Loan Review Complete
170064771	XXX	$XXX	AZ	7/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: There's no evidence of a Fraud Report in the loan file.								FNMA RPL	Loan Review Complete
170064772	XXX	$XXX	TX	7/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	2	1	2	[2] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current Balance: $7,276.00 / Line Limit: $7,200.00
EXCEPTION INFO: Informational exception.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064774	XXX	$XXX	FL	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: The HOI coverage of $XXX exceeds the loan amount of $X but is not sufficient to cover 80% of the estimated cost to rebuild of $X, which results in a shortfall of $X.

[3] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX
EXCEPTION INFO: The appraiser was red flagged on the Fraud Report. The loan file contains no evidence this was addressed/cleared.	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
																	EXCEPTION INFO: The final HUD-1 reflected a cure to the borrower at closing.							FNMA RPL	Loan Review Complete
170064773	XXX	$XXX	LA	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only
EXCEPTION INFO: VVOE for Borrower XXX is missing.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,835.33 is underdisclosed from calculated Finance Charge of $99,766.36 in the amount of $1,931.03.
																	EXCEPTION INFO: Finance charge fees match exactly to the Lender Itemization of Amount Financed. Final TIL Finance charge is underdisclosed. The actual calculated Finance charge is $99,766.36.							FNMA RPL	Loan Review Complete
170064776	XXX	$XXX	WI	7/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,943.30 is underdisclosed from calculated Finance Charge of $148,567.91 in the amount of $624.61.							FNMA RPL	Loan Review Complete
170064775	XXX	$XXX	FL	7/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] General - Borrower 1003 current address does not match Note address.: Borrower: XXX, Borrower: XXX
EXCEPTION INFO: Note, Security Instrument and subject property address on the 1003 list the subject address as XXX. All other documents verify the subject property address as XXX including the borrowers driver license.

[3] General - Flood Certificate Subject Address does not match Note address.
EXCEPTION INFO: Note, Security Instrument and subject property address on the 1003 list the subject address as XXX. All other documents verify the subject property address as XXX including the borrowers driver license.

[3] Insurance Analysis - Insurance address does not match Note address.
EXCEPTION INFO: Note, Security Instrument and subject property address on the 1003 list the subject address as XXX. All other documents verify the subject property address as XXX including the borrowers driver license.

																[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided									Loan Review Complete
170064777	XXX	$XXX	FL	7/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - GENERAL COMMENT (2019-02-21): Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
REVIEWER - GENERAL COMMENT (2019-02-21): The file did not include a Fraud Report.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: The "Available Through" date should be June XX, 2015.							FNMA RPL	Loan Review Complete
170064778	XXX	$XXX	FL	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064780	XXX	$XXX	WA	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
REVIEWER - GENERAL COMMENT (2019-04-04): Original appraisal received to clear condition. Missing secondary valuation as required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
EXCEPTION INFO: Cure of ($17.56) was reflected, which is insufficient to cure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,190.11 is underdisclosed from calculated Finance Charge of $44,325.15 in the amount of $135.04.
EXCEPTION INFO: There is a finance charge variance of $135.04; the lender did not include a $135.00 WA Sales Tax in the Itemization of Amount Financed.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: Subject is a same Lender refinance with the H-8 form used.							FNMA RPL	Loan Review Complete
170064781	XXX	$XXX	TX	8/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject refi plus loan was approved without an appraisal however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: The file did not include a Fraud Report.								FNMA RPL	Loan Review Complete
170064779	XXX	$XXX	FL	7/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report was missing from the loan File	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
EXCEPTION INFO: Evidence of a sufficient cure to borrower was not located in the loan file.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
																	EXCEPTION INFO: Evidence of a sufficient cure to borrower was not located in the loan file.							FNMA RPL	Loan Review Complete
170064782	XXX	$XXX	WA	8/XX/2015	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,918.52 is underdisclosed from calculated Finance Charge of $62,029.36 in the amount of $110.84.
																	EXCEPTION INFO: The origination charged was $167.68 above disclosed amount and the settlement was $50 less, for $117.68 under-disclosed.							FNMA RPL	Loan Review Complete
170064783	XXX	$XXX	VA	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: No appraisal is required
REVIEWER - GENERAL COMMENT (2019-02-21): Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
REVIEWER - GENERAL COMMENT (2019-02-21): The file did not include a Fraud Report.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The GFE did not allow a minimum of 10 days.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $282,656.54 is underdisclosed from calculated Finance Charge of $283,651.51 in the amount of $994.97.
																	EXCEPTION INFO: The Final TIL Finance Charge was underdisclosed.							FNMA RPL	Loan Review Complete
170064784	XXX	$XXX	CO	8/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1									FNMA RPL	Loan Review Complete
170064785	XXX	$XXX	CA	8/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Not found in the file.								FNMA RPL	Loan Review Complete
170064786	XXX	$XXX	MO	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
																EXCEPTION INFO: Subordination lien note not provided; however, subordination agreement is provided.									Loan Review Complete
170064787	XXX	$XXX	FL	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
REVIEWER - GENERAL COMMENT (2019-02-21): Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,399.08 is underdisclosed from calculated Finance Charge of $170,199.84 in the amount of $800.76.
																	EXCEPTION INFO: The Itemization of Amount Financed reflects origination fee of $194.13 included which includes the $800.41 Lender Credit.							FNMA RPL	Loan Review Complete
170064788	XXX	$XXX	FL	8/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: This document is missing from the file.	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																	EXCEPTION INFO: The Affiliated Business Arrangement Disclosure was not signed							FNMA RPL	Loan Review Complete
170064789	XXX	$XXX	FL	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Income Documentation - Income Docs Missing:: Borrower: XXX Award Letter / Continuance Letter
EXCEPTION INFO: Based on the Final 1003 Social Security Awards letter was missing from the loan file

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064790	XXX	$XXX	FL	9/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject was approved with one appraisal, however, two are required for securitization.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,821.74 is underdisclosed from calculated Finance Charge of $60,816.88 in the amount of $995.14.
																	EXCEPTION INFO: The Itemization of Prepaid Finance charges shows that the $995 Origination fee was not included in the total prepaid finance charge,							FNMA RPL	Loan Review Complete
170064791	XXX	$XXX	FL	9/XX/2015	Investment	Refinance Cash-out - Other	N/A		No	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: An appraisal was provided for the subject transaction, however, two appraisals are required for securitization.									Loan Review Complete
170064792	XXX	$XXX	FL	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.								FNMA RPL	Loan Review Complete
170064793	XXX	$XXX	AL	9/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, two appraisals are required for securitization.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
																EXCEPTION INFO: The file was missing a copy of the Note for Subordinate Lien.								FNMA RPL	Loan Review Complete
170064794	XXX	$XXX	AL	8/XX/2015	Investment	Refinance Rate/Term	N/A		No	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064795	XXX	$XXX	TX	9/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Income Documentation - Income Docs Missing:: Borrower: XXX Paystubs

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: The Right To Cancel Form H-8 was used however same lender refinance should be on Form H-9.							FNMA RPL	Loan Review Complete
170064796	XXX	$XXX	NY	9/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Loan File - Missing Document: Hazard Insurance Policy not provided
EXCEPTION INFO: Hazard Policy was not provided for review in loan file.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
																	EXCEPTION INFO: Hazard insurance policy was not provided for review in loan file.							FNMA RPL	Loan Review Complete
170064798	XXX	$XXX	NV	9/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Missing fraud report	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
EXCEPTION INFO: Fees are not within tolerance

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
																	EXCEPTION INFO: Sufficient cure provided							FNMA RPL	Loan Review Complete
170064797	XXX	$XXX	CO	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided

																[3] Title / Lien Defect - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXX is less than the note amount of $XXX based on the title evidence in file.									Loan Review Complete
170064799	XXX	$XXX	VA	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Fraud Report not provided

																[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided								FNMA RPL	Loan Review Complete
170064800	XXX	$XXX	LA	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Unable to locate Fraud Report in loan documents.								FNMA RPL	Loan Review Complete
170064801	XXX	$XXX	MD	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: The coverage amount disclosed is not sufficient to meet the loan amount or 80% of the property value; the policy indicates Expanded Dwelling Coverage is included, but does not provide the amount of the additional coverage.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus approved without an appraisal, however, two appraisals are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $278,073.90 is underdisclosed from calculated Finance Charge of $279,068.86 in the amount of $994.96.
																	EXCEPTION INFO: The Prepaid Finance Charges did not include the $995 Origination fee charged by the Lender.							FNMA RPL	Loan Review Complete
170064802	XXX	$XXX	TX	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: HOI Coverage of $XXX is less than the loan amount of $XXX and the 80% of the Cost to Rebuild of $XXX. ($XXX).

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The file was missing a copy of the required fraud report including all interested parties to the transaction.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,903.99 is underdisclosed from calculated Finance Charge of $179,947.78 in the amount of $43.79.
																	EXCEPTION INFO: The $40 Email/Edoc Fee paid to the closing agent is not included in the lender's finance charge calculation.							FNMA RPL	Loan Review Complete
170064805	XXX	$XXX	TX	8/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																	EXCEPTION INFO: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
170064804	XXX	$XXX	NY	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
																	EXCEPTION INFO: Initial Escrow Statement reflects initial deposit of $2171.85 however, HUD reflects $2159.44.					Appraisal: (QC)- Appraiser license in file to verify if active during time of appraisal		FNMA RPL	Loan Review Complete
170064803	XXX	$XXX	WY	9/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: This Refi Plus loan was approved without an appraisal, however, two valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 09/XX/2015, Note Date 09/XX/2015							FNMA RPL	Loan Review Complete
170064807	XXX	$XXX	CA	9/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $29,050.19 is underdisclosed from calculated Finance Charge of $29,702.40 in the amount of $652.21.
EXCEPTION INFO: Finance charge was under disclosed by $652.21. No cure was provided.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2015, prior to three (3) business days from transaction date of 09/XX/2015.
EXCEPTION INFO: Due to Note date is 9/XX/15, however the notary date is 9/XX/15.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																	EXCEPTION INFO: Due to Note date is 9/XX/15, however the notary date is 9/XX/15.							FNMA RPL	Loan Review Complete
170064808	XXX	$XXX	MO	9/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2015, prior to three (3) business days from transaction date of 09/XX/2015.
																	EXCEPTION INFO: The final date of the recession period was 9/XX/15 per the corrected Right to Cancel form.							FNMA RPL	Loan Review Complete
170064810	XXX	$XXX	IL	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.							FNMA RPL	Loan Review Complete
170064809	XXX	$XXX	TX	9/XX/2015	Investment	Refinance Rate/Term	N/A		No	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.								FNMA RPL	Loan Review Complete
170064806	XXX	$XXX	TX	9/XX/2015	Investment	Refinance Limited Cash-out GSE	N/A	No	No	3	3	1	2	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
																EXCEPTION INFO: DU required payment of a collection with a balance of $301 and no evidence was provided that it was paid.	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
170064811	XXX	$XXX	FL	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No evidence of Fraud Report provided.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: No evidence of the Note for the 2nd Subordinate Lien to XXX.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,690.16 is underdisclosed from calculated Finance Charge of $153,846.18 in the amount of $1,156.02.
																	EXCEPTION INFO: The Itemization of Prepaid Finance charges indicates that the lender did not include the $995 Origination fee or the Principal Curtailment of $161 in the Prepaid Finance charges.							FNMA RPL	Loan Review Complete
170064812	XXX	$XXX	FL	10/XX/2015	Investment	Refinance Limited Cash-out GSE	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The file is missing a copy of the fraud report.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
																EXCEPTION INFO: The file is missing a copy of the subordinate lien Note.								FNMA RPL	Loan Review Complete
170064814	XXX	$XXX	FL	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: The file is missing a copy of the secondary valuation required for securitization purposes.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Fraud report not located in the file.								FNMA RPL	Loan Review Complete
170064813	XXX	$XXX	TX	9/XX/2015	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient.
EXCEPTION INFO: Flood Insurance Policy coverage reflects shortfall of $XXX.

[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: HOI Policy Coverage reflects shortfall of $XXX.  Wind Policy also reflects a shortfall.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Fraud Report is not evident in the file.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. EXCEPTION INFO: Missing Mortgagee Clause on Hazard insurance policy.							FNMA RPL	Loan Review Complete
170064815	XXX	$XXX	IN	9/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064816	XXX	$XXX	FL	9/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1									FNMA RPL	Loan Review Complete
170064817	XXX	$XXX	FL	9/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: $XXX dwelling coverage < $XXX original loan amount. 100% Guaranteed Replacement Cost coverage not documented.  Missing Lender Documented Insured Value.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report Not located in the file.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
																EXCEPTION INFO: Mortgage to XXX, XXX, XXX and XXX reporting on the credit report. These mortgage did not report on the commitment or Short Form. Subject property is the only REO disclosed. Lender included these mortgages in the DTI but not in the CLTV								FNMA RPL	Loan Review Complete
170064818	XXX	$XXX	WA	9/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Two appraisal are needed for securitization and were not provided.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,279.16 is underdisclosed from calculated Finance Charge of $202,779.00 in the amount of $499.84.
																	EXCEPTION INFO: Final TIL Finance Charge of $202,279.16 is underdisclosed from calculated Finance Charge of $202,779.00 in the amount of $499.84.								Loan Review Complete
170064819	XXX	$XXX	LA	10/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: A Fraud Report was not found in the loan file.								FNMA RPL	Loan Review Complete
170064820	XXX	$XXX	FL	10/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, two appraisals are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Evidence of Fraud report is missing from the file.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
																EXCEPTION INFO: Subordinate lien is existing; note missing from the file.	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.							FNMA RPL	Loan Review Complete
170064821	XXX	$XXX	FL	10/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1										Loan Review Complete
170064822	XXX	$XXX	NJ	10/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	Yes		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Credit Eligibility - Credit report shows credit payments as currently delinquent. EXCEPTION INFO: Barclays Bank reported $788 delinquent, as of XXXX.							FNMA RPL	Loan Review Complete
170064823	XXX	$XXX	FL	10/XX/2015	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] General - Flood Certificate Subject Address does not match Note address.
EXCEPTION INFO: The address matches the appraisal but does not match other documents such as note in file- XXX vs XXX.

[3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2015
EXCEPTION INFO: Address appears to be incorrect and does not match note- XXX vs XXX.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,104.66 is underdisclosed from calculated Finance Charge of $61,099.59 in the amount of $994.93.
																	EXCEPTION INFO: The Itemization of Amount Financed does not reflect the $995 Origination fee in the total.								Loan Review Complete
170064826	XXX	$XXX	TX	9/XX/2015	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Income Documentation - Income documentation requirements not met according to the AUS in file.: Decision System: DU
EXCEPTION INFO: 1. Missing the business returns and K1 for XXX #XXX.

2. Missing the HOA doc for REO, XXX.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Application / Processing - Missing Document: Mortgage Statement(s) not provided
																EXCEPTION INFO: Missing the mortgage statement and tax cert to confirm the PITIA for REO, XXX.									Loan Review Complete
170064825	XXX	$XXX	MS	10/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Fraud Report not provided.								FNMA RPL	Loan Review Complete
170064824	XXX	$XXX	TX	10/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064828	XXX	$XXX	FL	10/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] General - Flood Certificate Subject Address does not match Note address.
EXCEPTION INFO: The Flood Certificate address includes the description "XXX" while the Note reflects "XXX".

[3] Insurance Analysis - Insurance address does not match Note address.
EXCEPTION INFO: The HOI address includes the description "XXX" while the Note reflects "XXX".

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Fraud Report not provided.								FNMA RPL	Loan Review Complete
170064827	XXX	$XXX	OH	10/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Unable to locate a Fraud Report for both borrowers in the loan documents.								FNMA RPL	Loan Review Complete
170064829	XXX	$XXX	VA	10/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
170064830	XXX	$XXX	GA	10/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
																	EXCEPTION INFO: The loan file is missing a cure for the $3.30 increase in Transfer Taxes.							FNMA RPL	Loan Review Complete
170064832	XXX	$XXX	CA	10/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
																	EXCEPTION INFO: Tolerance fee violation for Government recording charges. County property tax of $XXX exceeds tolerance amount of $0.00.							FNMA RPL	Loan Review Complete
170064831	XXX	$XXX	NJ	10/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: DU refi plus property fieldwork waiver is reflected; appraisal not required.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,224.65 is underdisclosed from calculated Finance Charge of $239,301.67 in the amount of $77.02.
																	EXCEPTION INFO: Disclosure reflects finance charges of $239,224.65; calculated finance charges are $239,301.67. The difference is due to Recording fee of $113 and Prepaid interest of ($35.87) not included in finance charges per the itemization in file.					Appraisal: No appraisal in file, client did sign a statement stating they received the appraisal, but There is no proof of them ever receiving a document that contains value.			Loan Review Complete
170064835	XXX	$XXX	PA	10/XX/2015	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: Final GFE is missing.  However, the loan amount on the initial GFE is $XXX.  The actual loan amount is $XXX.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: Inital GFE reflects a payment of $861.37.  Actual payment is $825.90.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,351.86 is underdisclosed from calculated Finance Charge of $135,653.07 in the amount of $1,301.21.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: The Right to Cancel form H-8 was used for a same lender refinance.  Form H-9 should have been used.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: Final TIL reflects taxes and insurance in the amount of $307.97.  Actual amount is $249.12.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: Final disclosed incorrect total monthly payment of $1,133.87.								Loan Review Complete
170064834	XXX	$XXX	FL	11/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: Subordinate lien note not present in the loan file. Not required by underwriting. Subject is a XXX note and no monthly payment is included in the DTI. There is no confirmation in file that this loan does not require repayment.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,254.83 is underdisclosed from calculated Finance Charge of $136,293.92 in the amount of $1,039.09.
																	EXCEPTION INFO: The Lender's Itemization of Prepaid Fiance Charge did not include the $995 Origination fee or a $44 Subordination Recording fee.					Appraisal: Had to look up appraiser licensing info on the FL state site. Appraiser now deceased, so dates above are all it shows.		FNMA RPL	Loan Review Complete
170064833	XXX	$XXX	DE	11/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal; however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: The Right to Cancel form H-8 was used for a same lender refinance.  Form H-9 should have been used.

[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2015 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/11/XX/2015)
																	EXCEPTION INFO: The finance charge disclosed on the final Closing Disclosure is $360 less than actual finance charge.							FNMA RPL	Loan Review Complete
170064837	XXX	$XXX	LA	11/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, two appraisals are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2015 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/11/XX/2015)
EXCEPTION INFO: Unable to determine reason for variance.  An Itemization of Prepaid Finance charges was not located in the file; Compliance reports in file indicate that the fees tested matched those from the diligence review, however, it appears that the Lender may have omitted the $135 signing fee.

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/XX/2015 did not disclose number of months for Property Tax under Prepaids. (Final/11/XX/2015)
EXCEPTION INFO: Final CD does not reflect the number of months for the property tax only a percentage of 115% which still not equal the amount reflected on the CD.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2015)
																	EXCEPTION INFO: Unable to determine date borrowers received the initial disclosure.							FNMA RPL	Loan Review Complete
170064838	XXX	$XXX	TX	9/XX/2015	Investment	Refinance Rate/Term	N/A		No	No		1	1	1	1									FNMA RPL	Loan Review Complete
170064836	XXX	$XXX	PA	11/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
EXCEPTION INFO: Missing DU required paystub or WVOE.

[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: $19,536.00 shortfall.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject DU Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2015 incorrectly disclosed whether property taxes are included in escrow. (Final/11/XX/2015)
EXCEPTION INFO: City Taxes are included in the escrow amount. This is listed as Other.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2015 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/11/XX/2015)
EXCEPTION INFO: Corrected to $5,563.93 on post-close CD issued 11/XX/15.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 11/XX/2015 received on or after the date the Closing Disclosure 11/XX/2015 12:00:00 AM was received. (Interim/11/XX/2015)
EXCEPTION INFO: Revised LE not signed by borrower, initial CD e-signed 11/XX/15.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2015 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2015)
																	EXCEPTION INFO: Document was not provided in the required time frame.								Loan Review Complete
170064840	XXX	$XXX	FL	11/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.28700% is underdisclosed from calculated APR of 5.43840% outside of 0.125% tolerance.

																	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,481.22 is underdisclosed from calculated Finance Charge of $125,576.35 in the amount of $4,095.13.							FNMA RPL	Loan Review Complete
170064839	XXX	$XXX	TN	11/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, 2 appraisals are required for securitization.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.

[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent.  TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $11.67 and disclosure timing violations.
EXCEPTION INFO: E-sign 10/XX/15, no consent in file.

[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2015 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2015)
EXCEPTION INFO: The closing CD is dated 10/XX/2015 and signed on 11/XX/2015. A Post Consummation CD was provided which corrected the dates.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2015)
EXCEPTION INFO: The total closing costs exceeded the legal limit by $11.67, however, the final CD disclosed $0.  The PCCD did not provide a cure for the transfer tax increase of $11.67.

[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/10/XX/2015)
EXCEPTION INFO: Both the revised LE and the initial CD were issued on 10/XX/2015.  Both documents were received on the same "expected received" date.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $11.67 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: The cost of cure of the Transfer Tax fee of $11.67 exceeding the tolerance of $0.00 was not provided to the borrower.							FNMA RPL	Loan Review Complete
170064841	XXX	$XXX	VA	11/XX/2015	Investment	Refinance Limited Cash-out GSE	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 12/XX/2015, Note Date 11/XX/2015							FNMA RPL	Loan Review Complete
170064843	XXX	$XXX	TX	11/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument.
EXCEPTION INFO: NMLSR information is missing from the Mortgage.

[2] Federal Compliance - TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note.
EXCEPTION INFO: NMLSR information is missing from the Note.

[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2015 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2015)
EXCEPTION INFO: Missing Signed Final Closing Disclosure.

[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 11/XX/2015 not accurate. (Final/11/XX/2015)
EXCEPTION INFO: Missing Signed Final Closing Disclosure.

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid District Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/XX/2015 did not disclose number of months for District Property Tax under Prepaids. (Final/11/XX/2015)
EXCEPTION INFO: Number of moths collected for District Property tax is reflected as 0 on the closing disclosure dated 11/XX/15.

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/XX/2015 did not disclose number of months for Property Tax under Prepaids. (Final/11/XX/2015)
EXCEPTION INFO: Number of moths collected for Property tax is reflected as 0 on the closing disclosure dated 11/XX/15.

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Tax Prepaid Other 1 Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/XX/2015 did not disclose number of months for Tax Prepaid - Other under Prepaids. (Final/11/XX/2015)
EXCEPTION INFO: Number of moths collected for Other Property tax is reflected as 0 on the closing disclosure dated 11/XX/15.

[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2015)
EXCEPTION INFO: Date Initial Closing Disclosure was provided and received is not evident in the file.

[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2015)
EXCEPTION INFO: Date Initial Closing Disclosure was provided and received is not evident in the file.

[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2015)
EXCEPTION INFO: Date Initial Closing Disclosure was provided and received is not evident in the file.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2015 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2015)
EXCEPTION INFO: Date Initial Closing Disclosure was provided and received is not evident in the file.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2015 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2015)
																	EXCEPTION INFO: Missing documentation Loan Estimate was received at least 4 days prior to closing.							FNMA RPL	Loan Review Complete
170064842	XXX	$XXX	MI	11/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report not located in the loan file.	[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 11/XX/2015 did not disclose number of months for Property Tax under Prepaids. (Final/11/XX/2015)
EXCEPTION INFO: Indicated 0 months.

[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2015 incorrectly disclosed whether property taxes are included in escrow. (Final/11/XX/2015)
																	EXCEPTION INFO: Property taxes were listed as no and other:town was listed as yes							FNMA RPL	Loan Review Complete
170064845	XXX	$XXX	FL	12/XX/2015	Investment	Refinance Rate/Term	N/A		No	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.									Loan Review Complete
170064844	XXX	$XXX	MI	12/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report for the borrower and co-borrower not provided.

																[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided									Loan Review Complete
170064846	XXX	$XXX	FL	12/XX/2015	Investment	Refinance Rate/Term	N/A		No	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.									Loan Review Complete
170064848	XXX	$XXX	FL	12/XX/2015	Investment	Refinance Limited Cash-out GSE	N/A		No	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.								FNMA RPL	Loan Review Complete
170064847	XXX	$XXX	FL	12/XX/2015	Investment	Refinance Limited Cash-out GSE	N/A		No	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.									Loan Review Complete
170064849	XXX	$XXX	FL	12/XX/2015	Investment	Refinance Limited Cash-out GSE	N/A		No	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.									Loan Review Complete
170064850	XXX	$XXX	FL	12/XX/2015	Investment	Refinance Limited Cash-out GSE	N/A	No	No	3	3	1	1	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Total cash-out discrepancy.: HUD-1 total cash-out of $1,081.94 is greater than AUS total cash-out of $1,067.92.
EXCEPTION INFO: DU dated 12/XX/2015 disclosed a cash back amount of $1805.07, required reserves $3127.34, Final DU dated 12/3/215 disclosed cash back of $1067.92 and required reserves of $3103.02.

																[3] Appraisal Documentation - Missing Document: Appraisal not provided								FNMA RPL	Loan Review Complete
170064851	XXX	$XXX	OH	12/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No fraud report provided in the file.	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
																	EXCEPTION INFO: Recording fee of $316 was disclosed as $172 on binding GFE; no cure provided at closing.							FNMA RPL	Loan Review Complete
170064853	XXX	$XXX	TN	12/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	2	1	2	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2015)
EXCEPTION INFO: Final CD disclosed a change in Total Closing Costs, however, did not disclose the amount by which the change exceeded the legal limit.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-792.28  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,220.00. (9300)
EXCEPTION INFO: Binding LE disclosed a Lender Credit of $1,220 and Final CD disclosed $792.28.  Cure for 0% tolerance violation was not provided.

[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/11/XX/2015)
EXCEPTION INFO: Revised LE provided on 11/XX/15 was received on 11/XX/15 which is after Initial CD was provided.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $127.00 exceeds tolerance of $74.00 plus 10% or $81.40.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Binding LE disclosed a Recording Fee of $74 which is subject to 10% tolerance and Final CD disclosed $127.  Cure for 10% tolerance violation was not provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $164.57 exceeds tolerance of $161.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: Binding LE disclosed Transfer Tax of $161 and Final CD disclosed $164.57. Cure for 0% tolerance violation was not provided.							FNMA RPL	Loan Review Complete
170064854	XXX	$XXX	TX	12/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report not provided.	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
EXCEPTION INFO: Escrow deposit per HUD-1 is $1427.54. Escrow deposit per Escrow Statement is $1424.04. Discrepancy is the amount of the aggregate adjustment.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $54,955.62 is underdisclosed from calculated Finance Charge of $55,950.47 in the amount of $994.85.
EXCEPTION INFO: Finance Charge per Final TIL is $55,955.62.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.							FNMA RPL	Loan Review Complete
170064852	XXX	$XXX	FL	12/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 03/XX/2016, Note Date 12/XX/2015

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2015 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/12/XX/2015)
EXCEPTION INFO: Final Closing Disclosure 12/XX/2015 disclosed Closing Costs Financed that do not match actual amount of closing costs financed.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2015)
EXCEPTION INFO: Final Closing Disclosure 12/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2015 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (Final/12/XX/2015)
EXCEPTION INFO: Final Closing Disclosure provided on 12/XX/2015 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section.  Transferred Escrow Balance of $4,610.40 was included.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,882.61  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,901.00. (9300)
EXCEPTION INFO: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,882.61 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,901.00.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,151.70 exceeds tolerance of $1,141.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,151.70 exceeds tolerance of $1,141.00. Insufficient or no cure was provided to the borrower.								Loan Review Complete
170064855	XXX	$XXX	FL	12/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2015)
EXCEPTION INFO: This exception is due to open 0%  and 10% tolerance exceptions and will be cured when all tolerance violations are resolved.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $239.01 exceeds tolerance of $217.00 plus 10% or $238.70.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Ten Percent Fee Tolerance exceeded. Total amount of $239.01 no cure was provided to the borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $950.71 exceeds tolerance of $600.00.  Insufficient or no cure was provided to the borrower. (8304)
EXCEPTION INFO: A valid changed circumstance for the Transfer Tax fee of $950.71 disclosed on Final CD and $600 on the LE  was not provided, nor evidence of a cure for the fee violation.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
EXCEPTION INFO: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $100.00 no cure was provided to the borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,296.90 exceeds tolerance of $1,292.00.  Insufficient or no cure was provided to the borrower. (7200)
																	EXCEPTION INFO: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,296.90 no cure was provided to the borrower.							FNMA RPL	Loan Review Complete
170064856	XXX	$XXX	MD	12/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insurance address does not match Note address.
EXCEPTION INFO: Hazard insurance policy reflects city as XXX. The note reflects the city as XXX.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The file is missing a copy of the fraud report.	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.
EXCEPTION INFO: Loan is approved as a Refi Plus with stated income.

[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent.  TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $2,527.32 and disclosure timing violations.
																	EXCEPTION INFO: The file was missing documentation verifying the borrower's consent to receive electronic documentation.							FNMA RPL	Loan Review Complete
170064857	XXX	$XXX	FL	12/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2015)
EXCEPTION INFO: The Final CD disclosed $0 in fees exceeding the legal limit, however, the total was $1.25.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2015)
EXCEPTION INFO: The Closing Disclosure in file is dated 12/XX/15,less than 3 days (12/XX/15) prior to the closing date on 12/XX/15.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,691.25 exceeds tolerance of $1,690.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: A cure of $1.25 was due to the borrower but was not made at closing. The file does not include a PCCD reflecting a cure.							FNMA RPL	Loan Review Complete
170064858	XXX	$XXX	FL	12/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Unable to locate Fraud Report for borrower in loan documents.	[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/XX/2015 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/XX/2015)
EXCEPTION INFO: Final CD disclosed a Closing Date of 12/XX/15, however actual date of consummation is 12/XX/15 per Security Instrument.

[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/12/XX/2015)
EXCEPTION INFO: Initial CD was provided to borrower on 11/XX/15 and received on 11/XX/15 and Revised LE was provided to borrower on 12/XX/15 and received on 12/XX/15 which is after the Initial CD was provided to borrower.

[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/11/XX/2015)
																	EXCEPTION INFO: Initial CD was provided to borrower on 11/XX/15 and received on 11/XX/15 and Initial LE was provided to borrower on 11/XX/15 and received on 12/XX/15 which is after the Initial CD was provided to borrower.							FNMA RPL	Loan Review Complete
170064860	XXX	$XXX	FL	12/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1									FNMA RPL	Loan Review Complete
170064859	XXX	$XXX	NY	12/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: 1003 Final not provided
EXCEPTION INFO: Final 1003 signed/dated by the borrowers was not the final 1003.  The last 1003 dated 12/XX/2015 by the lender had the correct data and the one signed by the borrower and dated 12/XX/2015 did not have the subordinate information on it.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Miscellaneous Compliance - Miscellaneous Compliance: Non-Material Compliance Exception:
EXCEPTION INFO: TRID non-compliant: Fees were not reflected in the correct section of the disclosure.   Principal reduction of $272.76 is disclosed in Section B of the PCCD.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent.  TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $3,040.53 and disclosure timing violations.
EXCEPTION INFO: ESign was not provided.

[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Escrow: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2015 disclosed property taxes figures under Initial Escrow Payment at Closing that does not match amount per month calculation. (Final/12/XX/2015)
EXCEPTION INFO: This amount is reflected incorrectly due to the box for taxes being escrowed was marked NO.

[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2015 incorrectly disclosed whether property taxes are included in escrow. (Final/12/XX/2015)
EXCEPTION INFO: The box reflecting property taxes included in escrows is marked NO but an escrow for taxes was reflected in Section G of the Closing Disclosure.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2015 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2015)
EXCEPTION INFO: No dollar amount was reflected.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 12/XX/2015 received on or after the date the Closing Disclosure 12/XX/2015 12:00:00 AM was received. (Interim/12/XX/2015)
EXCEPTION INFO: Revised Loan Estimate dated 12/XX/2015   was estimated as received 12/XX/2015 (not signed/dated) and the initial Closing Disclosure was 12/XX/2015.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,398.00 exceeds tolerance of $34.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: The Transfer Tax was initially disclose to the borrower at $1,365 and increased to $1,398 at closing. Cure was not provided.							FNMA RPL	Loan Review Complete
170064861	XXX	$XXX	OH	12/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Asset Documentation - Asset documentation requirements not met according to Decision System Input.: All documentation requirements for DU were not met.
EXCEPTION INFO: Asset documentation was not located in the loan file. Borrower stated assets on the final 1003. AUS required documentation of assets.

[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: All conditions were not met
EXCEPTION INFO: Condition 10 on the AUS was not completed. Payment history for the borrower's other financed property is not in the loan file.

[3] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $0.00 is less than AUS Available for Reserves of $42,264.00.
EXCEPTION INFO: Did not find any bank statements or VOD. There are 2 statements in file please note those are from 2017, not 2015 when loan was originated	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
EXCEPTION INFO: Disclosure not in the loan file.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
EXCEPTION INFO: Disclosure not in the loan file.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
EXCEPTION INFO: Disclosure not in the loan file.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
EXCEPTION INFO: No cure found

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																	EXCEPTION INFO: Only 7 business days provided					Appraisal: Utilized the appraiser's license to determine the Appraiser license effective and issue date due to the look up results were after the loan transaction closed.		FNMA RPL	Loan Review Complete
170064862	XXX	$XXX	GA	12/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Not in file.								FNMA RPL	Loan Review Complete
170064863	XXX	$XXX	CT	1/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: Same lender refi, H-9 verbiage should have been provided							FNMA RPL	Loan Review Complete
170064864	XXX	$XXX	NC	1/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2016)
EXCEPTION INFO: Cure for various 0% and 10% tolerance violations $31.30 was not provided.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $96.00 exceeds tolerance of $77.00 plus 10% or $84.70.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: $11.30 violation due to increase in (Recording fee(s)).  No evidence of cure.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $60.00 exceeds tolerance of $40.00.  Insufficient or no cure was provided to the borrower. (7564)
																	EXCEPTION INFO: Fee disclosed as $40.00 on (LE dated 10/XX/15), but disclosed as $60.00 on Final Closing Disclosure.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170064866	XXX	$XXX	NH	1/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided						Stated: While they did receive an acknowledgement of value, no other document showing that value appears to have been delivered.		FNMA RPL	Loan Review Complete
170064865	XXX	$XXX	FL	2/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. EXCEPTION INFO: HOI policy at closing does not show loss payee.	[1] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review exception is a duplicate and may be removed						FNMA RPL	Loan Review Complete
170064868	XXX	$XXX	FL	1/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Income Documentation - Income documentation requirements not met according to the AUS in file.: Decision System: DU
EXCEPTION INFO: Missing paystubs required by AUS approval

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: DU is requiring an appraisal, per line item #15, based on the address and other information, this property is not eligible for a property fieldwork waiver.  Please provide appraisal or evidence that DU was ran and approved with stated value.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 03/XX/2016, Note Date 01/XX/2016
EXCEPTION INFO: Provide updated blanket policy.

[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/XX/2016 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/XX/2016)
EXCEPTION INFO: The final CD reflects a closing date of 1/XX/16, Notary date and borrower signature date is 1/XX/16.

[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $4,140.00 on Final Closing Disclosure provided on 01/XX/2016 not accurate. (Final/01/XX/2016)
EXCEPTION INFO: Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $4,140.00 on Final Closing Disclosure is only including the HOA dues, and not the non-escrow Insurance

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2016)
EXCEPTION INFO: Cure for 10% tolerance violation ($22.58) not provided.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 01/XX/2016 received on or after the date the Closing Disclosure 1/XX/2016 12:00:00 AM was received. (Interim/01/XX/2016)
EXCEPTION INFO: The LE dated 1/XX/16 was not signed/dated by the borrower. The earliest estimated date received by the borrower is dated after the CD issue date of 1/XX/16.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2016)
EXCEPTION INFO: The LE dated 1/XX/16 was not signed/dated by the borrower. The earliest estimated date received by the borrower is not dated at least 4 business days before the closing date of 1/XX/16.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $261.28 exceeds tolerance of $217.00 plus 10% or $238.70.  Sufficient or excess cure was provided to the borrower. (0)
																	EXCEPTION INFO: Cure for 10% tolerance violation ($22.58) not provided.							FNMA RPL	Loan Review Complete
170064867	XXX	$XXX	FL	1/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. EXCEPTION INFO: The total estimate of Cost-New is $XXX and the insured hazard coverage is $XXX	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2016)
EXCEPTION INFO: No value was provided for the  value of the dollar amount by which the Total Closing Costs exceeded the legal limit.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-6,532.75  is less than amount of binding Lender Credit previously disclosed in the amount of $-6,928.00. (9300)
EXCEPTION INFO: Please provide a valid change of circumstance for the Final Lender Credit of $-6,532.75 which is less than amount of binding Lender Credit previously disclosed in the amount of $-6,928.00

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 01/XX/2016 received on or after the date the Closing Disclosure 1/XX/2016 12:00:00 AM was received. (Interim/01/XX/2016)

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2016)
																	EXCEPTION INFO: Please provide tracking for electronic delivery of the Revised Loan Estimate provided on 01/XX/2016							FNMA RPL	Loan Review Complete
170064870	XXX	$XXX	WA	2/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/XX/2016 did not disclose number of months for Property Tax under Prepaids. (Final/02/XX/2016)
EXCEPTION INFO: Property tax months not disclosed on the CD.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2016)
EXCEPTION INFO: Disclosures evidence that the 3 business day window was not met between the interim CD and initial CD.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2016)
																	EXCEPTION INFO: Disclosures evidence that the 4 business day window was not met between the final LE and initial CD.								Loan Review Complete
170064871	XXX	$XXX	FL	1/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient.

[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject DU Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $5,279.28 on Final Closing Disclosure provided on 01/XX/2016 not accurate. (Final/01/XX/2016)
EXCEPTION INFO: Page 1 of the final CD disclosed monthly escrow costs of $479.94 for an annual amount of $5,759.28; page 4 disclosed the same amount.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/696721)
EXCEPTION INFO: The discrepancy in the escrow payment is due to the monthly flood cost.  The final CD combined the flood insurance and hazard insurance premiums rather than entering the flood insurance as a separate item.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/696721)
																	EXCEPTION INFO: The discrepancy in the total monthly payment is due to the monthly flood cost. The final CD combined the flood insurance and hazard insurance premiums rather than entering the flood insurance as a separate item.								Loan Review Complete
170064869	XXX	$XXX	TX	2/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report not provided for this review.	[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $3,288.36 on Final Closing Disclosure provided on 02/XX/2016 not accurate. (Final/02/XX/2016)

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/696207)
EXCEPTION INFO: Escrow shows two Mud payments not included in payment stream.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/696207)
EXCEPTION INFO: Captured HOI $92.92 County Taxes $XXX MUD $90.36 and Additional MUD $90.36 Total Escrow $274.36 CD Disclosed $295.20

[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $254.04 on Final Closing Disclosure provided on 02/XX/2016 not accurate. (Final/02/XX/2016)
EXCEPTION INFO: HOA was disclosed as $242.00 per year.  CD Disclosed $254.04 per year

[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/01/XX/2016)
EXCEPTION INFO: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/01/XX/2016)

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2016)
																	EXCEPTION INFO: Revised Loan Estimate provided on 01/XX/2016 not received by borrower at least four (4) business days prior to closing.							FNMA RPL	Loan Review Complete
170064873	XXX	$XXX	FL	1/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The file is missing a copy of the Fraud Report.	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2016)
EXCEPTION INFO: The file is missing a copy of the initial Closing Disclosure provided to the borrower at least 3 business days prior to closing.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2016)
																	EXCEPTION INFO: Revised Loan Estimate provided on 01/XX/2016 not received by borrower at least four (4) business days prior to closing.							FNMA RPL	Loan Review Complete
170064872	XXX	$XXX	FL	2/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX 1099-SSA, Award Letter / Continuance Letter, Bank Statements
1099-SSA, Award Letter / Continuance Letter, Bank Statements
EXCEPTION INFO: No verification of receipt of SSI income was provided.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, 2 appraisals are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
EXCEPTION INFO: The original creditor was Homecomings and the new creditor is Nationstar; an H-8 form should have been used.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-252.72  is less than amount of binding Lender Credit previously disclosed in the amount of $-255.00. (9300)
																	EXCEPTION INFO: The Lender Credit decreased by $2.28 without a valid change of circumstance; sufficient or excess cure was provided at closing.							FNMA RPL	Loan Review Complete
170064874	XXX	$XXX	AR	2/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	2	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] General Appraisal Requirements - The appraisal revealed property damage.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2016
EXCEPTION INFO: Appraisal included cracked brick in foundation.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2016)
																	EXCEPTION INFO: losing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Loan closed on 02/XX/16.					Appraisal: Signed acknowledgment at closing, email in file showing appraisal delivered. Doc #76 tagged as an AVM is dated 9/XX/17 so did not included it for that reason		FNMA RPL	Loan Review Complete
170064877	XXX	$XXX	CT	2/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $2,058.47 and disclosure timing violations.
EXCEPTION INFO: Evidence of E Sign Consent not provided in file.

[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 incorrectly disclosed whether property taxes are included in escrow. (Final/02/XX/2016)
EXCEPTION INFO: Page 1 of disclosure does not reflect whether property taxes are included in escrow or not; page 2 reflects they are being collected.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/XX/2016)
EXCEPTION INFO: Cure for various 0% tolerance violations $394.47 was not provided. This is due to evidence of E Sign Consent not being provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $42.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
EXCEPTION INFO: This is due to evidence of E Sign Consent not being provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7579)
EXCEPTION INFO: This is due to evidence of E Sign Consent not being provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $15.85 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7520)
EXCEPTION INFO: This is due to evidence of E Sign Consent not being provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $326.12 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)
																	EXCEPTION INFO: This is due to evidence of E Sign Consent not being provided.								Loan Review Complete
170064876	XXX	$XXX	TX	2/XX/2016	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: No evidence of fraud report in the subject loan file.	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
EXCEPTION INFO: The file did not include a signed copy of the disclosure.

[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
EXCEPTION INFO: Borrower elected to waive their escrow account.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
																	EXCEPTION INFO: No evidence of Right to Receive a Copy appraisal disclosure provided within three business days of the application.					Appraisal: Second appraisal in file is from 2007		FNMA RPL	Loan Review Complete
170064879	XXX	$XXX	LA	3/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Unable to locate a Fraud Report in loan documents for borrower.								FNMA RPL	Loan Review Complete
170064875	XXX	$XXX	CA	2/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: ubject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Evidence of Fraud report is missing from the file.	[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $2,735.94 and disclosure timing violations.
EXCEPTION INFO: TRID disclosures provided electronically will not be used to set or re-baseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $2,735.94 and disclosure timing violations.

[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $5,446.68 on Final Closing Disclosure provided on 02/XX/2016 not accurate. (Final/02/XX/2016)
EXCEPTION INFO: Renewal policy in file for HOI; annual premium reflects $1,100.93; however, final disclosure based escrow payment on prior annual premium of $980.18.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/696697)
EXCEPTION INFO: Hazard payment on final cd is for the policy term ending 1/XX/16, the renewal is in file but was not used by the lender.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/696696)
EXCEPTION INFO: Hazard payment on final cd is for the policy term ending 1/XX/16, the renewal is in file but was not used by the lender.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/696696)
EXCEPTION INFO: Hazard payment on final cd is for the policy term ending 1/XX/16, the renewal is in file but was not used by the lender.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/XX/2016)
EXCEPTION INFO: TRID disclosures provided electronically will not be used to set or re-baseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $2,735.94 and disclosure timing violations.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $953.00 exceeds tolerance of $0.00 plus 10% or $0.00.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: TRID disclosures provided electronically will not be used to set or re-baseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $2,735.94 and disclosure timing violations.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $42.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
EXCEPTION INFO: TRID disclosures provided electronically will not be used to set or re-baseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $2,735.94 and disclosure timing violations.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7579)
EXCEPTION INFO: TRID disclosures provided electronically will not be used to set or re-baseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $2,735.94 and disclosure timing violations.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $15.85 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7520)
EXCEPTION INFO: TRID disclosures provided electronically will not be used to set or re-baseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $2,735.94 and disclosure timing violations.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $995.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)
																	EXCEPTION INFO: TRID disclosures provided electronically will not be used to set or re-baseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $2,735.94 and disclosure timing violations.							FNMA RPL	Loan Review Complete
170064878	XXX	$XXX	MA	2/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
EXCEPTION INFO: This is a stated program

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 02/XX/2016 received on or after the date the Closing Disclosure 2/XX/2016 12:00:00 AM was received. (Interim/02/XX/2016)
EXCEPTION INFO: The 02/03 LE was not signed, so it overlapped with the CD.	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,260.00 exceeds tolerance of $1,051.00 plus 10% or $1,156.10. Sufficient or excess cure was provided to the borrower at Closing. (0)
																				EXCEPTION INFO: This is out of tolerance		Appraisal: Looked up appraisers licence on mass.gov		FNMA RPL	Loan Review Complete
170064880	XXX	$XXX	IL	2/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Income Documentation - Income Docs Missing:: Borrower: XXX Paystubs
EXCEPTION INFO: Per the approval, the documentation is full doc, and per AUS, a pay stub is needed.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/XX/2016 did not disclose number of months for Property Tax under Prepaids. (Final/02/XX/2016)
																	EXCEPTION INFO: Final CD reflects 0.							FNMA RPL	Loan Review Complete
170064881	XXX	$XXX	CO	3/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Missing Fraud Report.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: Subject is a Lender to Lender refinance. A form H-8 was utilized versus form H-9.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2016)
EXCEPTION INFO: NA: Lender credit disclosed on binding LE of $1,956.18 was utilized to pay $1,956.18 in closing costs on the final CD.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-961.18  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,956.00. (9300)
																	EXCEPTION INFO: NA: Lender credit disclosed on binding LE of $1,956.18 was utilized to pay $1,956.18 in closing costs on the final CD.							FNMA RPL	Loan Review Complete
170064882	XXX	$XXX	FL	2/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064883	XXX	$XXX	FL	2/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were note provided

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/XX/2016)
EXCEPTION INFO: Verified Cash to close 2/XX/16 $6469.99

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,179.50  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,192.00. (9300)
																	EXCEPTION INFO: no cost to cure.							FNMA RPL	Loan Review Complete
170064884	XXX	$XXX	CA	3/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 03/XX/2016 not accurate. (Final/03/XX/2016)
EXCEPTION INFO: Final CD does not reflect Amount of Estimated Property Costs over Year 1.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/03/XX/2016)
EXCEPTION INFO: Final Closing Disclosure provided on 03/XX/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (Final/03/XX/2016)
EXCEPTION INFO: Final CD reflects 2 payoffs paid for 1st mortgage which does not match Calculated Cash to Close.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2016 received on or after the date the Closing Disclosure 3/XX/2016 12:00:00 AM was received. (Interim/03/XX/2016)
EXCEPTION INFO: Evidence of date in which borrower received revised LE dated 3/XX/2016 is missing from the file.	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $97.00 exceeds tolerance of $87.00 plus 10% or $95.70. Sufficient or excess cure was provided to the borrower at Closing. (0)
																				EXCEPTION INFO: en Percent Fee Tolerance exceeded. Total amount of $97.00 exceeds tolerance of $87.00 plus 10% or $95.70.				FNMA RPL	Loan Review Complete
170064885	XXX	$XXX	NY	2/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/02/XX/2016)
EXCEPTION INFO: Not provided

[2] Federal Compliance - TRID Final Closing Disclosure Lender Credit: TILA-RESPA Integrated Disclosure – Costs at Closing: Final Closing Disclosure provided on 02/XX/2016 disclosed a Lender Credit less than the legal limit exceeded on the Calculating Cash to Close table. (Final/02/XX/2016)
EXCEPTION INFO: Not provided

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Other 1 Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/XX/2016 did not disclose number of months for Open Water to Sands Abstract, LLC under Prepaids. (Final/02/XX/2016)
EXCEPTION INFO: Not provided

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/XX/2016 did not disclose number of months for Property Tax under Prepaids. (Final/02/XX/2016)
EXCEPTION INFO: Not provided

[2] Federal Compliance - TRID Final Closing Disclosure Total Closing Costs Exceeds Limits Amount: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/XX/2016 disclosed a tolerance cure amount that does not match the amount disclosed in the Other Costs table. (Final/02/XX/2016)
																	EXCEPTION INFO: Not provided							FNMA RPL	Loan Review Complete
170064886	XXX	$XXX	CA	3/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2016, prior to three (3) business days from transaction date of 03/XX/2016.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/XX/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/03/XX/2016)
EXCEPTION INFO: The CD does not show what portion of premium the payment represents.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2016)
EXCEPTION INFO: Fee capture verified.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2016 received on or after the date the Closing Disclosure 3/XX/2016 12:00:00 AM was received. (Interim/03/XX/2016)

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2016)
EXCEPTION INFO: COC condition of loan seems to have been discovered late in the loan process.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $150.00 exceeds tolerance of $87.00 plus 10% or $95.70.  Sufficient or excess cure was provided to the borrower. (0)

																	[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7563)							FNMA RPL	Loan Review Complete
170064889	XXX	$XXX	MI	3/XX/2016	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064887	XXX	$XXX	FL	3/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: PIW waiver provided; however,the file is missing a copy of the secondary valuation required for securitization purposes.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2016)
EXCEPTION INFO: Tax service fee was disclosed as $43 on the initial LE and $85 on the Final CD, no cure or valid COC provided to cure tolerance violation.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $85.00 exceeds tolerance of $43.00.  Insufficient or no cure was provided to the borrower. (7580)
																	EXCEPTION INFO: Cure not provided.							FNMA RPL	Loan Review Complete
170064888	XXX	$XXX	TX	3/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Fraud report not located in loan file.	[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $3,841.89 and disclosure timing violations.
EXCEPTION INFO: File is missing evidence of Electronic signature consent document.

[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/03/XX/2016)
EXCEPTION INFO: Final Closing Disclosure provided on 03/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. It is lower by $157.07.  Unable to confirm source based on itemization provided in file.

[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2016 disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/03/XX/2016)
EXCEPTION INFO: Final Closing Disclosure provided on 03/XX/2016 disclosed a Total of Payments that does not match the actual total of payments for the loan. It is lower by $157.07. Unable to confirm source based on documents in file.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2016)
EXCEPTION INFO: The Final CD disclosed $0 in tolerance violations, however, the total was $2552.36; due to a missing e-consent,the initial LE was not used to set baseline fees.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,489.01 exceeds tolerance of $0.00 plus 10% or $0.00.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Due to a missing e-consent, the initial LE was not used to set baseline fees.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $42.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
EXCEPTION INFO: Due to a missing e-consent, the initial LE was not used to set baseline fees.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7579)
EXCEPTION INFO: Due to a missing e-consent, the initial LE was not used to set baseline fees.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $15.85 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7520)
EXCEPTION INFO: Due to a missing e-consent, the initial LE was not used to set baseline fees.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $995.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)
																	EXCEPTION INFO: Due to a missing e-consent, the initial LE was not used to set baseline fees.							FNMA RPL	Loan Review Complete
170064890	XXX	$XXX	LA	3/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Closing / Title - Title Error: Title vesting does not concur with deed
EXCEPTION INFO: Short Form Residential Loan Policy shows vesting in the Borrower's name solely; however, the recorded Mortgage reflects the Borrower and Co-Borrower as Joint Tenants.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (Final/03/XX/2016)
																	EXCEPTION INFO: The Borrower's final CD lists the mortgage payoff twice and is included in the sum of Section K. Total Payoffs and Payments.							FNMA RPL	Loan Review Complete
170064891	XXX	$XXX	FL	3/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2016 received on or after the date the Closing Disclosure 3/XX/2016 12:00:00 AM was received. (Interim/03/XX/2016)
EXCEPTION INFO: Borrower receipt for LE not in file.  Applying mailing rule, LE was received after initial CD.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2016 received on or after the date the Closing Disclosure 3/XX/2016 12:00:00 AM was received. (Interim/03/XX/2016)
EXCEPTION INFO: Borrower receipt for LE not in file.  Applying mailing rule, LE was received after initial CD.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2016)
EXCEPTION INFO: Borrower receipt for LE not in file.  Applying mailing rule, LE was received after initial CD.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2016)
																	EXCEPTION INFO: Borrower receipt for LE not in file. Applying mailing rule, LE was received after initial CD.							FNMA RPL	Loan Review Complete
170064892	XXX	$XXX	AZ	3/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 01/XX/2016 Property Type: PUD
EXCEPTION INFO: Verified property type as PUD on the AUS, Approval and 1008.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Not provided.	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
EXCEPTION INFO: The borrower signed the CD dated 3/XX/16 with a closing date of 3/XX/16, however another CD was provided dated 3/XX/16 with a closing date of 3/XX/16. The system is using the later dated CD as the final. Page 4 of the signed CD reflects the correct initial escrow payment of $484.40, however the later dated CD reflects an incorrect initial escrow amount of $238.02.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2016 received on or after the date the Closing Disclosure 3/XX/2016 12:00:00 AM was received. (Interim/03/XX/2016)
EXCEPTION INFO: The revised LE dated 3/XX/16 was not received at least 3 business days prior to the initial CD dated 3/XX/16.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2016)
																	EXCEPTION INFO: The revised LE dated 3/XX/16 was not received by the borrower at least 4 business days of the closing date of 3/XX/16.							FNMA RPL	Loan Review Complete
170064893	XXX	$XXX	TX	3/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: A Fraud report is required and not provided.	[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $3,211.89 on Final Closing Disclosure provided on 03/XX/2016 not accurate. (Final/03/XX/2016)
EXCEPTION INFO: Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $3,211.89 on Final Closing Disclosure provided on 03/XX/2016 not accurate.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/696587)
EXCEPTION INFO: Final Closing Disclosure reflects HOI of $538 for a monthly payment of $44.83 however policy provided in file reflects a premium of $493 for a monthly payment of $41.08.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/696587)
EXCEPTION INFO: Final Closing Disclosure reflects HOI of $538 for a monthly payment of $44.83 however policy provided in file reflects a premium of $493 for a monthly payment of $41.08.

[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 03/XX/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/03/XX/2016)
																	EXCEPTION INFO: Final Closing Disclosure reflects 0 months collected for HOI but collects $538.			[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $105.00 exceeds tolerance of $86.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)				FNMA RPL	Loan Review Complete
170064894	XXX	$XXX	NC	3/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2016, prior to three (3) business days from transaction date of 03/XX/2016.
EXCEPTION INFO: There is no evidence that the final CD was signed on the closing date of 3/XX/16 and there are no confirmations of receipt noted in the file.  As a result, the Transaction Date is based on the 'received' date of the Final CD, 3/XX/16 and the RTC expires prior to the 3 day waiting period.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
EXCEPTION INFO: The Final CD was not signed, and there is no indicate of date received in the file; the transaction expiration was 3/XX/16, after the closing date of 3/XX/16.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2016)
EXCEPTION INFO: The Final CD disclosed $0 in tolerance fee violations, however, the calculated total is $68.76.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2016 received on or after the date the Closing Disclosure 3/XX/2016 12:00:00 AM was received. (Interim/03/XX/2016)
EXCEPTION INFO: The file did not include confirmation of receipt for the final LE and initial CD, and the revised LE was received on/after the date the Closing Disclosure was received (3/XX/16).

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2016)
EXCEPTION INFO: The Revised loan estimate was received on 3/XX/16, which is less than 3 days prior to the closing date (3/XX/16).

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,088.46 exceeds tolerance of $927.00 plus 10% or $1,019.70.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: Change of circumstance provided on 03/XX/2016 does not disclose the increase of fee(s); additional cure was not given to Consumer(s).							FNMA RPL	Loan Review Complete
170064895	XXX	$XXX	NY	3/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: Same lender refi, RTC should be on H-9 instead of H-8.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2016)
EXCEPTION INFO: The Final CD does not include the field detailing the amount which exceeds the legal limit and no data entry was available.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016)
EXCEPTION INFO: Evidence of earlier receipt missing from file, initial CD not signed by borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,379.75 exceeds tolerance of $3.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: No cure provided for overage, transfer taxes increased without VCC.								Loan Review Complete
170064896	XXX	$XXX	OR	3/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Provide proof of insurance with sufficient coverage

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 03/XX/2016 not accurate. (Final/03/XX/2016)
EXCEPTION INFO: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $0.00 on page 4; however the taxes and insurance are $3316.83 per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2016)
EXCEPTION INFO: Dollar amount was not disclosed, post closing CD shows lender credit in the amount of $43.30

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-541.69  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,079.00. (9300)
EXCEPTION INFO: LE dated 01/XX/2016 disclosed Lender Credits of $1079.00, LE dated 03/XX/2016 disclosed lender credits in the amount of $542.00, COC's provided do not clearly explain changes made

[2] Federal Compliance - TRID Post Close Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Post Closing Disclosure:  Finance Charge of $261,815.17 disclosed on the Final Closing Disclosure dated 03/XX/2016 is under-disclosed by more than $35 compared to the Financed Charge calculated based on fees disclosed on the Post Closing Disclosure of $261,950.17 provided on 10/XX/2016, a difference of $135.00000. (Post-Close/10/XX/2016)
EXCEPTION INFO: Fee of $135.00 was added to post closing CD, no COC, letter of explanation providedSection B increased on the Post Closing Disclosure causing finance charges on Final CD dated 03/XX/16 to be under disclosed.   Post Closing CD shows a $43.30 cure in Section J, however it is insufficient to cure the increase of Section B fees. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission (if applicable), updated CD and proof of delivery.

[2] Federal Compliance - TRID Post Close Closing Disclosure Total Of Payments Test: TILA-RESPA Integrated Disclosure - Post Closing Disclosure:  Total of Payments of $579,214.02 disclosed on the Final Closing Disclosure dated 03/XX/2016 is inaccurate compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $579,349.02 provided on 10/XX/2016, a difference of $135.00000. (Post-Close/10/XX/2016)
EXCEPTION INFO: Fee of $135.00 was added to post closing CD, no COC, letter of explanation providedBorrower paid charges in Section B increased on the Post Closing Disclosure causing the Total of Payments on the Final CD dated 03/XX/16 to be under disclosed. Post Closing CD shows a $43.30 cure in Section J, however it is insufficient to cure the increase of Section B fees. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission (if applicable), updated CD and proof of delivery.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2016 received on or after the date the Closing Disclosure 3/XX/2016 12:00:00 AM was received. (Interim/03/XX/2016)
EXCEPTION INFO: LE from 3/21 was not signed, so received date is 3 business days later which was after the first CD was received and e-signed.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2016)
EXCEPTION INFO: Final loan Estimate provided on 3/21 was not signed, so it was received 3 business days later which was not 4 business days prior to closing.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,488.00 exceeds tolerance of $144.00 plus 10% or $158.40.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: Fee is exceeded threshold and an insufficient cure was provided.							FNMA RPL	Loan Review Complete
170064897	XXX	$XXX	MI	3/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: Secondary lien subordinated. Subordination Agreement not provided.	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $172.00 exceeds tolerance of $57.00 plus 10% or $62.70. Sufficient or excess cure was provided to the borrower at Closing. (0)
EXCEPTION INFO: A cure for $75 as a principal reduction was provided after closing.

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $415.00 exceeds tolerance of $400.00.  Sufficient or excess cure was provided to the borrower at Closing. (7561)
																				EXCEPTION INFO: The settlement fee was not allowed to increase. A principal reduction cure was for after closing.				FNMA RPL	Loan Review Complete
170064898	XXX	$XXX	OH	4/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per Refi Plus review, however the loan is slated to a future securitization, and therefore an appraisal is required.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No fraud report in file.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $260.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (7559)
																				EXCEPTION INFO: The Subordination Fee was disclosed on Loan Estimate at $250, but increased to $260 on final Closing Disclosure. However, $10 was disclosed as the amount by which closing costs exceeded legal limits.				FNMA RPL	Loan Review Complete
170064899	XXX	$XXX	FL	4/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal; however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report was not evidenced in loan file.	[2] Value Discrepancy - AVM used as supporting valuation contains an FSD that is blank or is greater than 20%.: Valuation Type: AVM / Valuation Report Date: 10/XX/2016 FSD Score:
EXCEPTION INFO: No FSD score was reflected on AVM.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2016 received on or after the date the Closing Disclosure 3/XX/2016 12:00:00 AM was received. (Interim/03/XX/2016)
EXCEPTION INFO: Unable to determine date borrower received disclosures.	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $286.78 exceeds tolerance of $217.00 plus 10% or $238.70. Sufficient or excess cure was provided to the borrower at Closing. (0)
EXCEPTION INFO: No valid change of circumstance was evidenced in loan file.

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $737.70 exceeds tolerance of $737.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
EXCEPTION INFO: No valid change of circumstance was evidenced in loan file.

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7563)
																				EXCEPTION INFO: No valid change of circumstance was evidenced in loan file.				FNMA RPL	Loan Review Complete
170064900	XXX	$XXX	DC	4/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2016 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/04/XX/2016)
EXCEPTION INFO: The Final CD reflects an appraised value of $466K which is not supported in the file.  The subject Refi Plus was closed based on a value of $395,000.  Post Consummation CD's did not correct the error.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2016)
EXCEPTION INFO: The Final CD did not disclose any amounts for the total of fees exceeding the legal limit, however, a cure of $25.60 was required.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 04/XX/2016 received on or after the date the Closing Disclosure 4/XX/2016 12:00:00 AM was received. (Interim/04/XX/2016)
EXCEPTION INFO: The file did not document any receipt dates for the Loan Estimate, resulting in a received date after the initial CD was provided.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2016)
EXCEPTION INFO: Revised Loan Estimate provided on 04/XX/2016 not received by borrower at least four (4) business days prior to closing (4/XX/16).

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $156.50 exceeds tolerance of $119.00 plus 10% or $130.90.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: A valid changed circumstance for the fee of $156.50 disclosed on Final CD and $119 on the LE was not provided, nor evidence of a cure for the fee violation.							FNMA RPL	Loan Review Complete
170064901	XXX	$XXX	CA	4/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, two appraisals are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

																[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided								FNMA RPL	Loan Review Complete
170064902	XXX	$XXX	FL	4/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No evidence of Fraud Report in file	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 07/XX/2016, Note Date 04/XX/2016

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2016)
EXCEPTION INFO: Cure of $34.47 was reflected, which is insufficient to cure $34.78

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $273.48 exceeds tolerance of $217.00 plus 10% or $238.70.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: Ten Percent Fee Tolerance exceeded. Total amount of $273.48 exceeds tolerance of $217.00 plus 10% or $238.70. Insufficient cure of $34.47 was provided to the borrower.								Loan Review Complete
170064903	XXX	$XXX	SC	4/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Evidence of Fraud report is missing from the file.	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 06/XX/2016, Note Date 04/XX/2016
EXCEPTION INFO: Hazard Insurance Policy Expiration Date 06/XX/2016, Note Date 04/XX/2016

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 04/XX/2016 received on or after the date the Closing Disclosure 4/XX/2016 12:00:00 AM was received. (Interim/04/XX/2016)
EXCEPTION INFO: Revised LE reflects issue ate 4/XX/16 with receipt date of 4/XX/16 (not signed), which is the same day the interim CD was issued.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2016)
																	EXCEPTION INFO: Revised LE reflects issue ate 4/XX/16 with receipt date of 4/XX/16 (not signed), which is not at least four (4) business days prior to closing.							FNMA RPL	Loan Review Complete
170064904	XXX	$XXX	FL	3/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1										Loan Review Complete
170064906	XXX	$XXX	MD	4/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.								FNMA RPL	Loan Review Complete
170064905	XXX	$XXX	IN	4/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2016)
EXCEPTION INFO: $105.00 disclosed

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2016 received on or after the date the Closing Disclosure 3/XX/2016 12:00:00 AM was received. (Interim/03/XX/2016)
EXCEPTION INFO: Loan Estimated was not signed by the Borrowers.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
EXCEPTION INFO: Post CD dated 06/XX/2016 reflects $142.60 cure

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $5.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75190)
																	EXCEPTION INFO: Post CD dated 06/XX/2016 reflects $142.60 cure							FNMA RPL	Loan Review Complete
170064907	XXX	$XXX	NE	3/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2016)
EXCEPTION INFO: This exception is due to open 0% or 10% tolerance exceptions and will be cured when all tolerance violations are resolved.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-684.56  is less than amount of binding Lender Credit previously disclosed in the amount of $-790.00. (9300)
EXCEPTION INFO: It does not appear borrower was advised of the Lender Credit  of $-684.56 that exceeds Lender Credit of -$790 without a valid change of circumstance.  No cure was provided to the borrower. Please provide evidence of cure / re-disclosure.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,143.00 exceeds tolerance of $976.00 plus 10% or $1,073.60.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: It does not appear borrower was advised of the Fee of $1,143 that exceeds tolerance of $1,073.60 without a valid change of circumstance. No cure was provided to the borrower. Please provide evidence of cure / re-disclosure.	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,088.00 exceeds tolerance of $976.00 plus 10% or $1,073.60. Sufficient or excess cure was provided to the borrower at Closing. (0)

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75197)
																				EXCEPTION INFO: LE issue dated on 3/XX/2016 did not disclose a Title - Recording Service Fee, however the fee was disclosed on the final CD with a cure in the amount of $69.40 which was sufficient to the borrower				FNMA RPL	Loan Review Complete
170064908	XXX	$XXX	LA	3/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower at closing.
EXCEPTION INFO: The disclosure was provided and signed by the borrower on 03/XX/2016

[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent.  TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $2,612.70 and disclosure timing violations.
EXCEPTION INFO: Disclosure not located in the file

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/03/XX/2016)
EXCEPTION INFO: amount was corrected per CD

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2016)
EXCEPTION INFO: No figure disclosed

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,123.21 exceeds tolerance of $0.00 plus 10% or $0.00.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: I don't see a fee for $300.00 on either the LE's or CD's

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $426.14 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
EXCEPTION INFO: The fees of $246.14 is listed on the CD as .0459 of loan amount (Points) and on the LE dated 03/XX/20146 as $426.00 .0459 Points

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $42.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7580)
EXCEPTION INFO: The fee of $42.50 is listed on the CD as tax service and on the LE as CD as $43.00

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7579)
EXCEPTION INFO: The fee of $10.00 is listed on all LE's and CD's as Flood insurance fee

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $15.85 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7520)
EXCEPTION INFO: The $15.85 fee is for the credit report which is listed as $16.00 on the LEs and $15.85 on the CDs

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $995.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7325)
																	EXCEPTION INFO: The $995.00 is the Loan origination fee and is on the LE's and on the CD							FNMA RPL	Loan Review Complete
170064909	XXX	$XXX	FL	4/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided				[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,059.45 exceeds tolerance of $1,045.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)				FNMA RPL	Loan Review Complete
170064910	XXX	$XXX	GA	4/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: The loan is a refi plus without an appraisal.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064911	XXX	$XXX	FL	4/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2016)
																	EXCEPTION INFO: Final CD dated 04/XX/2016								Loan Review Complete
170064912	XXX	$XXX	FL	4/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/XX/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/04/XX/2016)
EXCEPTION INFO: The Final CD dated 4/19 disclosed a "0" for number of months collected for Homeowners.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2016)
EXCEPTION INFO: 10% fee tolerance exceeded by $40.28.  Insufficient cure on final CD in the amount of $39.97.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $278.98 exceeds tolerance of $217.00 plus 10% or $238.70.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: 10% fee tolerance exceeded by $40.28. Insufficient cure on final CD in the amount of $39.97.								Loan Review Complete
170064913	XXX	$XXX	UT	5/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/XX/2016)
EXCEPTION INFO: The Final CD issued 05/XX/2016 disclosed an increase in Recording Fees exceeding ten percent tolerance, however the Total Closing Costs exceeded the legal limits did not reflect the $30.90 excess paid.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,515.90 exceeds tolerance of $1,350.00 plus 10% or $1,485.00.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: The Final CD issued 05/XX/2016 disclosed an increase in Recording Fees exceeding ten percent tolerance. There was no evidence the Lender provided a cure for the $30.90 excess paid.							FNMA RPL	Loan Review Complete
170064914	XXX	$XXX	TX	4/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2016 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/04/XX/2016)
EXCEPTION INFO: Final CD discloses a value of $XXX, however, the correct property value was $XXX.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2016)
EXCEPTION INFO: Tolerance cure is not in file

[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $133.60 exceeds tolerance of $86.00.  Sufficient or excess cure was provided to the borrower. (7564)
																	EXCEPTION INFO: Sufficient cure was provided at closing.							FNMA RPL	Loan Review Complete
170064915	XXX	$XXX	FL	5/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	3	[3] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
EXCEPTION INFO: File contains documents from another borrower and subject property.

[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: HOI coverage of $XXX is insufficient to cover loan amount of $XXX.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Evidence of Fraud report is missing from the file.	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2016)
																	EXCEPTION INFO: Initial CD Issued 4/XX/16, which is less than 6 days prior to closing and received by the borrower on 5/XX/16 (not signed), which is less than three (3) business days prior to closing.							FNMA RPL	Loan Review Complete
170064916	XXX	$XXX	MT	5/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.								FNMA RPL	Loan Review Complete
170064917	XXX	$XXX	FL	5/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1										Loan Review Complete
170064918	XXX	$XXX	FL	4/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2016)
																	EXCEPTION INFO: Missing proof of timely receipt for the initial closing disclosure dated 04/XX/2016							FNMA RPL	Loan Review Complete
170064919	XXX	$XXX	FL	5/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: This is missing from the file	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/XX/2016)
EXCEPTION INFO: This was left blank

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 05/XX/2016 received on or after the date the Closing Disclosure 5/XX/2016 12:00:00 AM was received. (Interim/05/XX/2016)
EXCEPTION INFO: This is due to it not being signed

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Florida Surcharge.  Fee Amount of $3.28 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7543)
EXCEPTION INFO: Florida Surcharge Fee  of $3.28 exceeds tolerance of $0.00.  No cure was provided to the borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $778.25 exceeds tolerance of $765.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: This is out of tolerance							FNMA RPL	Loan Review Complete
170064920	XXX	$XXX	FL	5/XX/2016	Investment	Refinance Limited Cash-out GSE	N/A		No	No		3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)					Stated: Stated value used from initial AUS, even though the loan changed to a manual underwrite.		FNMA RPL	Loan Review Complete
170064922	XXX	$XXX	NY	5/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/XX/2016)
EXCEPTION INFO: Final CD listed this as a blank.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $798.00 exceeds tolerance of $61.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: Fee increased without a valid change of circumstance. No cure provided to the borrower.							FNMA RPL	Loan Review Complete
170064921	XXX	$XXX	FL	6/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: The appraisal is missing from the loan file.	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $2,972.97 on Final Closing Disclosure provided on 05/XX/2016 not accurate. (Final/05/XX/2016)
																	EXCEPTION INFO: Non-Escrowed cost are $200/mo for HOA due and $56.08 for hazard insurance. Twelve months of payments equals $3,072.96 however the amount indicated on the Final CD is $2,972.97, or $200 for HOA and $47.75 for hazard.							FNMA RPL	Loan Review Complete
170064923	XXX	$XXX	WA	5/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,080.00 exceeds tolerance of $900.00 plus 10% or $990.00. Sufficient or excess cure was provided to the borrower at Closing. (0)
																				EXCEPTION INFO: Lender's Title Insurance was disclosed as $360 on LE dated 04/XX/2016 but disclosed as $540 on final CD.					Loan Review Complete
170064924	XXX	$XXX	FL	5/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/20/2016)
EXCEPTION INFO: The Final CD disclosed that the total closing costs exceeded the legal limit by $339.40, however, the calculated total was $361.34.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $615.05 exceeds tolerance of $371.00.  Sufficient or excess cure was provided to the borrower. (8304)
EXCEPTION INFO: The cost of cure of the Transfer Tax of $615.05 exceeding the tolerance of $371.00 was provided to the borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (7563)
EXCEPTION INFO: The cost of cure of the Title-Document Preparation of $100.00 exceeding the tolerance of $0.00 was not provided to the borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,000.29 exceeds tolerance of $983.00.  Sufficient or excess cure was provided to the borrower. (7200)
																	EXCEPTION INFO: The cost of cure of the Loan Discount Points of $1,000.29 exceeding the tolerance of $9+83.00 was not provided to the borrower.							FNMA RPL	Loan Review Complete
170064925	XXX	$XXX	MN	5/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/XX/2016)
EXCEPTION INFO: Final Closing Disclosure reflected Total Costs exceeding legal limit of $41.40 however amount calculated reflects $291.40.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 05/XX/2016 received on or after the date the Closing Disclosure 5/XX/2016 12:00:00 AM was received. (Interim/05/XX/2016)
EXCEPTION INFO: Missing evidence that Loan Estimate dated 5/XX/2016 was received by the borrower prior to Initial Closing Disclosure 5/XX/16.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 05/XX/2016 received on or after the date the Closing Disclosure 5/XX/2016 12:00:00 AM was received. (Interim/05/XX/2016)
EXCEPTION INFO: Missing evidence that Loan Estimate dated 5/XX/2016 was received by the borrower prior to Initial Closing Disclosure 5/XX/16.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $92.00 exceeds tolerance of $46.00 plus 10% or $50.60.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Cure of $41.40 was reflected, which is insufficient to cure $291.40.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7559)
																	EXCEPTION INFO: Subordination Fee was not disclosed on Loan Estimate. Insufficient Fee was provided to borrower.							FNMA RPL	Loan Review Complete
170064926	XXX	$XXX	DE	5/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1										Loan Review Complete
170064927	XXX	$XXX	TN	6/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: The Fraud report was not located in the loan file.								FNMA RPL	Loan Review Complete
170064928	XXX	$XXX	FL	6/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, 2 appraisals are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether there was a change in the Total Payoffs and Payments. (Final/06/XX/2016)
																	EXCEPTION INFO: Total Payoffs found on Page 3 of Final CD did not reflect there was a change of .41 from the Loan Estimate to the CD.							FNMA RPL	Loan Review Complete
170064929	XXX	$XXX	CA	6/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Policy reflects coverage of $XXX; Loan amount is $XXX.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject RefiPlus loan was approved without an appraisal, however, 2 valuation are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Did not find a Fraud Report in the file.	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 06/XX/2016 received on or after the date the Closing Disclosure 6/XX/2016 12:00:00 AM was received. (Interim/06/XX/2016)
EXCEPTION INFO: LE dated 6/XX/16 is not executed by borrower; calculated received date is 6/XX/16; Initial CD is dated 6/XX/16.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2016)
EXCEPTION INFO: LE dated 6/XX/16 is not executed by borrower; calculated received date is 6/XX/16; closing date is 6/XX/16.	[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/06/XX/2016)
EXCEPTION INFO: Disclosure reflects Property Costs Year 1 as $0; Post Close CD dated 9/XX/16 provided with correction.
																				REVIEWER - CURED COMMENT (2019-02-15): Disclosure reflects Property Costs Year 1 as $0; Post Close CD dated 9/XX/16 provided with correction.				FNMA RPL	Loan Review Complete
170064930	XXX	$XXX	TX	5/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2016)
EXCEPTION INFO: Final CD did not reflect an amount that exceeded the legal limit.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-883.00. (9300)
EXCEPTION INFO: Initial LE dated 3/XX/16 reflected a Lender Credit in section J of $883 and final CD dated 4/XX/16 did not reflect any Lender Credit.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $85.00 exceeds tolerance of $43.00.  Insufficient or no cure was provided to the borrower. (7580)
EXCEPTION INFO: /Initial LE dated 3/XX/16 reflected a Tax Service Fee of $43 and final CD shows the fee charged to the borrower in the amount of $85.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $341.28 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
																	EXCEPTION INFO: LE dated 4/XX/16 reflected a Discount Fee of $334 and final CD shows a fee charged to the borrower in the amount of $341.28.							FNMA RPL	Loan Review Complete
170064461	XXX	$XXX	FL	6/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Income Documentation - Income Docs Missing:
EXCEPTION INFO: The file does not include a VVOE with 10 days of closing.

[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Hazard Coverage does not meet the requirement of 80% of the property value of $XXX , or $XXX - there is a shortfall of $XXX.

[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2
EXCEPTION INFO: Final title policy does not reflect lien 2.	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2016)
EXCEPTION INFO: File is missing the required appraisal delivery form verifying borrower's receipt of the appraisal at least 3 days prior to closing.

[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/06/XX/2016)
EXCEPTION INFO: The Final CD did not disclose the amount of non-escrowed costs for the HOA fee of $188/mo (shown in appraisal) or $2256 annually.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2016)
EXCEPTION INFO: Calculating Cash to Close section (pg 3): disclosed a required cure of $20, however, the total was $83.30.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
EXCEPTION INFO: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $302.00 exceeds tolerance of $217.00 plus 10% or $238.70.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: No evidence of a valid coc or that a refund of $63.30 was provided to the borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $270.00 exceeds tolerance of $250.00.  Insufficient or no cure was provided to the borrower. (7559)
																	EXCEPTION INFO: The borrower was provided with a $20.00 lender credit for the increase in closing costs above the legal limit at the time of closing.							FNMA RPL	Loan Review Complete
170064462	XXX	$XXX	CA	6/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan approved without an appraisal; however, two (2) valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The file is missing a copy of the fraud report.	[2] Income Documentation - Employment Error: Employment job title not provided.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2014
EXCEPTION INFO: The initial and final loan applications do not disclose the Borrower's prior employment position/title.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 06/XX/2016 received on or after the date the Closing Disclosure 6/XX/2016 12:00:00 AM was received. (Interim/06/XX/2016)
																	EXCEPTION INFO: Evidence of the date on which the Borrowers received the interim LE issued 06/XX/2016 not provided.							FNMA RPL	Loan Review Complete
170064463	XXX	$XXX	CA	6/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: No evidence of Fraud Report in file	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. EXCEPTION INFO: Missing Lender Information								Loan Review Complete
170064464	XXX	$XXX	FL	6/XX/2016	Investment	Refinance Limited Cash-out GSE	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064465	XXX	$XXX	IL	6/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Unable to locate a Fraud Report for the borrowers in the loan documents.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $75.00 exceeds tolerance of $25.00. Sufficient or excess cure was provided to the borrower at Closing. (7562)
																				EXCEPTION INFO: A $50 lender credit was provided for the increase in the Title - Closing Protection Letter Fee on page 2 of the Final CD.				FNMA RPL	Loan Review Complete
170064467	XXX	$XXX	FL	6/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 06/XX/2016 received on or after the date the Closing Disclosure 6/XX/2016 12:00:00 AM was received. (Interim/06/XX/2016)
EXCEPTION INFO: Earliest Calculated date received is 6/XX/16 and the Initial Closing Disclosure was dated 6/XX/16.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2016)
EXCEPTION INFO: Earliest calculated date received is 6/XX/16 and closing was on 6/XX/16.	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $270.20 exceeds tolerance of $215.00 plus 10% or $236.50. Sufficient or excess cure was provided to the borrower at Closing. (0)
																				EXCEPTION INFO: A post close Closing Disclosure dated 8/XX/16 provided a cure of $1.40 in Principal Reduction, however this is insufficient to cure.				FNMA RPL	Loan Review Complete
170064468	XXX	$XXX	FL	6/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: Subordinate Note not provided.	[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/06/XX/2016)
EXCEPTION INFO: Final Closing Disclosure does not reflect the estimated property costs over year 1.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 06/XX/2016 received on or after the date the Closing Disclosure 6/XX/2016 12:00:00 AM was received. (Interim/06/XX/2016)
EXCEPTION INFO: Missing documentation when Loan Estimate dated 06/XX/2016 was received by the Borrower.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2016)
																	EXCEPTION INFO: Missing documentation when Loan Estimate dated 06/XX/2016 was received by the Borrower.							FNMA RPL	Loan Review Complete
170064466	XXX	$XXX	FL	6/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: Missing the HELOC NOTE showing terms

																[3] Credit Documentation - Missing Document: Subordination Agreement not provided								FNMA RPL	Loan Review Complete
170064471	XXX	$XXX	FL	7/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient.
EXCEPTION INFO: Loan amount $XXX.  Flood coverage of $XXX.  Coverage shortfall of $XXX.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
																EXCEPTION INFO: Note from subordinated 2nd mortgage is not evidenced in loan file.								FNMA RPL	Loan Review Complete
170064470	XXX	$XXX	FL	7/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $3,556.63 on Final Closing Disclosure provided on 07/XX/2016 not accurate. (Final/07/XX/2016)
EXCEPTION INFO: Original underwriter improperly input/disclosed the hazard insurance amount which is throwing off the total.

[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Escrow: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 07/XX/2016 disclosed property taxes figures under Initial Escrow Payment at Closing that does not match amount per month calculation. (Final/07/XX/2016)
EXCEPTION INFO: Original underwriter improperly input/disclosed the hazard insurance amount which is throwing off the total.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/XX/2016)
EXCEPTION INFO: Total closing costs exceeded legal limit is inaccurate.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
EXCEPTION INFO: Closing disclosure from 6/XX was not signed so 3 day rule applies to date of receipt making the CD not provided to borrower less than 4 days before closing.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $258.00 exceeds tolerance of $214.00 plus 10% or $235.40.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: An insufficient cure was provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $110.35 exceeds tolerance of $86.00.  Insufficient or no cure was provided to the borrower. (7564)
																	EXCEPTION INFO: An insufficient cure was provided.							FNMA RPL	Loan Review Complete
170064469	XXX	$XXX	FL	6/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Payoffs and Payments Total: TILA-RESPA Integrated Disclosure - Payoffs and Payments: Final Closing Disclosure provided on 06/XX/2016 disclosed a Total Payoffs and Payments that did not match the sum of payoff amounts. (Final/06/XX/2016)
EXCEPTION INFO: Payoff amounts matches on final CD.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Cash To Close: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 disclosed a Final value of Cash to Close that does not match the actual sum of Final cash to close figures. (Final/06/XX/2016)
EXCEPTION INFO: Figures match on final CD.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2016)
EXCEPTION INFO: A valid change of circumstance or cure was not provided for the tolerance violation of $226.63.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2016 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (Final/06/XX/2016)
EXCEPTION INFO: Payoff amount matches on final CD.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
EXCEPTION INFO: The initial CD is dated 6/XX/16, the final CD is dated 6/XX/16.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,051.63 exceeds tolerance of $825.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: A valid change of circumstance or cure was not provided for the tolerance violation of $226.63.								Loan Review Complete
170064472	XXX	$XXX	FL	7/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Closing / Title - Title Error: Title vesting does not concur with deed
EXCEPTION INFO: There are 2 names on the mortgage, and only 1 on the final title, CPL and deed.	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2016 received on or after the date the Closing Disclosure 7/XX/2016 12:00:00 AM was received. (Interim/07/XX/2016)
EXCEPTION INFO: Non-signed date is 7/XX, and the initial CD is issued 7/XX.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2016 received on or after the date the Closing Disclosure 7/XX/2016 12:00:00 AM was received. (Interim/07/XX/2016)
EXCEPTION INFO: Non-signed date is 7/XX, and the initial CD is issued 7/XX. Proof of earlier receipt was not provided.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2016)
EXCEPTION INFO: Non-signed date is 7/XX, and closing was 7/XX.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2016)
																	EXCEPTION INFO: Non-signed date is 7/XX, and closing was 7/XX.					Appraisal: No sale in the last 36 mths. this was a transfer -quit claim deed due to divorce. Property given to borr.			Loan Review Complete
170064473	XXX	$XXX	NC	7/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Duplicate Exception; Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
																EXCEPTION INFO: Missing subordinated HELOC agreement to verify terms.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. EXCEPTION INFO: HOI policy does not reflect a mortgagee clause.							FNMA RPL	Loan Review Complete
170064476	XXX	$XXX	GA	7/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, 2 appraisals are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Missing fraud report for both Borrowers.	[2] Federal Compliance - TRID Final Closing Disclosure Property Value: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2016 disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/XX/20/2016)
EXCEPTION INFO: AVM shows value of $XXX
CD dated 7/XX/2006 shows value of $XXX

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2016 received on or after the date the Closing Disclosure 7/XX/2016 12:00:00 AM was received. (Interim/07/XX/2016)
																	EXCEPTION INFO: Documentation timing not within requirements.							FNMA RPL	Loan Review Complete
170064475	XXX	$XXX	FL	7/XX/2016	Investment	Refinance Limited Cash-out GSE	N/A	No	No	3	3	1	1	[3] General - Closing Disclosure Subject Address does not match Note address.: Date Issued: 07/XX/2016, Date Issued: 07/XX/2016, Date Issued: 07/XX/2016
EXCEPTION INFO: Closing Disclosure reflects XXX and Note reflects XXX

[3] General - Flood Certificate Subject Address does not match Note address.
EXCEPTION INFO: Flood Cert reflects XXX and Note reflects XXX

[3] Insurance Analysis - Insurance address does not match Note address.
EXCEPTION INFO: Insurance reflects XXX and Note reflects XXX

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Missing evidence of Fraud Report								FNMA RPL	Loan Review Complete
170064474	XXX	$XXX	NC	7/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1										Loan Review Complete
170064477	XXX	$XXX	FL	8/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: Subordinate lien note with XXX not provided.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2016)
EXCEPTION INFO: Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2016 did not disclose a value of the dollar amount by which the Total Closing Costs exceeded the legal limit.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2016 received on or after the date the Closing Disclosure 7/XX/2016 12:00:00 AM was received. (Interim/07/XX/2016)
EXCEPTION INFO: Revised Loan Estimate 07/XX/2016 estimated as received on 07/XX/2018 (not signed) which is after the date the Closing Disclosure was provided on 7/XX/2016

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $270.20 exceeds tolerance of $215.00 plus 10% or $236.50.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Cure for ten percent tolerance of $270.20 exceeding tolerance of $215 plus 10% or $236.50 was not provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Florida Surcharge.  Fee Amount of $3.28 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75226)
																	EXCEPTION INFO: Cure for Florida Surcharge fee of $3.28 was not provided.							FNMA RPL	Loan Review Complete
170064478	XXX	$XXX	CA	7/XX/2016	Investment	Refinance Limited Cash-out GSE	N/A		No	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Fraud report is required and was not provided.								FNMA RPL	Loan Review Complete
170064479	XXX	$XXX	TX	7/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per Refi Plus review, however the loan is slated to a future securitization, and therefore an appraisal is required.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: Right to Cancel form H-8 was used for same lender refinance.  Form H-9 should have been used.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/20/2016)
EXCEPTION INFO: The final CD does not reflect an amount by which closing costs exceed the legal limit; however, a post-close CD was issued 07/XX/2016 disclosing a $25.00 lender credit for increase in closing costs above the legal limit.

[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2016)
EXCEPTION INFO: The Lender issued a LE and CD on the same day, 7/XX/2016. Evidence of the date on which the Borrower received each disclosure not provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $125.00 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (7564)
																	EXCEPTION INFO: Title - Endorsement fee was disclosed on the Loan Estimate at $100, but increased to $125 on final Closing Disclosure without disclosing a cure to borrower.							FNMA RPL	Loan Review Complete
170064480	XXX	$XXX	OR	8/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2016 received on or after the date the Closing Disclosure 7/XX/2016 12:00:00 AM was received. (Interim/07/XX/2016)
EXCEPTION INFO: Revised Loan Estimate 07/XX/2016 received on or after the date the Closing Disclosure 7/XX/2016 12:00:00 AM was received.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2016)
																	EXCEPTION INFO: Revised Loan Estimate provided on 07/XX/2016 not received by borrower at least four (4) business days prior to closing.							FNMA RPL	Loan Review Complete
170064481	XXX	$XXX	FL	8/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: The subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Unable to locate the fraud report in the loan file.								FNMA RPL	Loan Review Complete
170064482	XXX	$XXX	FL	7/XX/2016	Second Home	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	No	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.

[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $3,860.23 on Final Closing Disclosure provided on 07/XX/2016 not accurate. (Final/07/XX/2016)
EXCEPTION INFO: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of $3,860.23 on Final Closing Disclosure page 4 provided on 07/XX/2016 is  not accurate. (Final/07/XX/2017)  Total costs should be $4211.16.  ($27.92 + 274.01 x 12)

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/698345)
EXCEPTION INFO: data is entered correctly in Clarity as it appears on the CD

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2016 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/698345)
EXCEPTION INFO: data is entered correctly in Clarity as it appears on the CD

[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $3,828.00 on Final Closing Disclosure provided on 07/XX/2016 not accurate. (Final/07/XX/2016)
EXCEPTION INFO: data is entered correctly in Clarity as it appears on the CD

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/XX/2016)
EXCEPTION INFO: This exception is due to open 10% tolerance exceptions and will be cured when all tolerance violations are resolved.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2016)
EXCEPTION INFO: disclosure not submitted to borrower at minimum standard

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2016)
EXCEPTION INFO: disclosure not submitted to borrower at minimum standard

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2016)
EXCEPTION INFO: disclosure not submitted to borrower at minimum standard

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2016)
EXCEPTION INFO: disclosure not submitted to borrower at minimum standard

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $265.00 exceeds tolerance of $214.00 plus 10% or $235.40.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: A valid changed circumstance for the fee of $265 disclosed on Final CD and $235.40 on the  LE  was not provided, nor evidence of a cure for the fee violation.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,136.85 exceeds tolerance of $1,121.00.  Insufficient or no cure was provided to the borrower. (8304)
EXCEPTION INFO: A valid changed circumstance for the Transfer Tax fee of $1136.85 disclosed on Final CD and $1121 on the LE  was not provided, nor evidence of a cure for the fee violation.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $119.13 exceeds tolerance of $92.00.  Insufficient or no cure was provided to the borrower. (7564)
																	EXCEPTION INFO: A valid changed circumstance for the Title-Endorsement fee of $119.13, disclosed on Final CD and $92 on the LE was not provided, nor evidence of a cure for the fee violation.							FNMA RPL	Loan Review Complete
170064483	XXX	$XXX	IL	8/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report for borrower and co-borrower not provided.	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 10/XX/2016, Note Date 08/XX/2016
EXCEPTION INFO: Updated Haz Ins with policy insurance that renews policy after Policy Expiration Date 10/XX/2016.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/XX/2016 received on or after the date the Closing Disclosure 8/XX/2016 12:00:00 AM was received. (Interim/08/XX/2016)
																	EXCEPTION INFO: Revised Loan Estimate 08/XX/2016 estimated as received on 08/XX/2016 and the Closing Disclosure is dated 8/XX/2016.							FNMA RPL	Loan Review Complete
170064484	XXX	$XXX	NJ	8/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,870.00 on Final Closing Disclosure provided on 08/XX/2016 not accurate. (Final/08/XX/2016)
EXCEPTION INFO: The non-escrowed property cost should have included $165 HOA dues = $1980.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-189.85  is less than amount of binding Lender Credit previously disclosed in the amount of $-540.00. (9300)
EXCEPTION INFO: LE dated 06/XX/2016 disclosed lender credit of $540.00, final CD disclosed lender credit of $670.34, with $300.00 principal balance reduction, no COC or explanation was provided

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/XX/2016 received on or after the date the Closing Disclosure 8/XX/2016 12:00:00 AM was received. (Interim/08/XX/2016)
																	EXCEPTION INFO: There was no evidence in the loan file that the LE, dated 8/XX/2016, was received prior to the CD, dated 8/XX/2016.							FNMA RPL	Loan Review Complete
170064485	XXX	$XXX	FL	8/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Duplicate exception, Fraud report not found in loan file	[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/XX/2016 did not disclose number of months for homeowner's insurance under Prepaids. (Final/08/XX/2016)
																	EXCEPTION INFO: CD shows 0 months.							FNMA RPL	Loan Review Complete
170064487	XXX	$XXX	MN	8/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
EXCEPTION INFO: Borrower signed subsequent ABA dated 05/XX/2016

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2016)
EXCEPTION INFO: No cure provided

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $286.35 exceeds tolerance of $279.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: No cure provided								Loan Review Complete
170064488	XXX	$XXX	GA	8/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	2	1	1	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 09/XX/2016, Note Date 08/XX/2016
																	EXCEPTION INFO: Existing HOI policy due for renewal within 90 days of note.								Loan Review Complete
170064486	XXX	$XXX	NY	5/XX/2016	Investment	Purchase	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.
																REVIEWER - GENERAL COMMENT (2019-04-04): Original appraisal received to clear condition. Missing secondary valuation as required for securitization									Loan Review Complete
170064489	XXX	$XXX	TX	8/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	1	3	2	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2016
EXCEPTION INFO: The National Registry of Appraisers indicates the appraiser's license was not active at the time of the report.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: Preliminary Title indicates XXX was the initial lender; XXX originated and closed the new loan. RTC disclosure does not contain the appropriate language.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2016)
EXCEPTION INFO: Fees increased during the origination process that were not re-disclosed per TRID requirements. COC was provided but not dated. Unable to utilize.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $164.00 exceeds tolerance of $122.00 plus 10% or $134.20.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Fees increased during the origination process that were not re-disclosed per TRID requirements. COC was provided but not dated. Unable to utilize.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $513.60 exceeds tolerance of $481.00.  Insufficient or no cure was provided to the borrower. (7564)
EXCEPTION INFO: Fees increased during the origination process that were not re-disclosed per TRID requirements. COC was provided but not dated. Unable to utilize.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $889.92 exceeds tolerance of $878.00.  Insufficient or no cure was provided to the borrower. (7200)
																	EXCEPTION INFO: Fees increased during the origination process that were not re-disclosed per TRID requirements. COC was provided but not dated. Unable to utilize.								Loan Review Complete
170064490	XXX	$XXX	FL	8/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Fraud Report Missing	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/XX/2016 received on or after the date the Closing Disclosure 8/XX/2016 12:00:00 AM was received. (Interim/08/XX/2016)
EXCEPTION INFO: Evidence of earlier borrower receipt was not found in file.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/XX/2016 received on or after the date the Closing Disclosure 8/XX/2016 12:00:00 AM was received. (Interim/08/XX/2016)
EXCEPTION INFO: Evidence of earlier borrower receipt was not found in file.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2016)
EXCEPTION INFO: Evidence of earlier borrower receipt was not found in file.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2016)
																	EXCEPTION INFO: Evidence of earlier borrower receipt was not found in file.								Loan Review Complete
170064491	XXX	$XXX	TX	9/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No evidence of Fraud Report in file	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 08/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/08/XX/2016)
EXCEPTION INFO: Cure of $25.00 was reflected, which is insufficient to cure $327.31.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-67.69  is less than amount of binding Lender Credit previously disclosed in the amount of $-395.00. (9300)
EXCEPTION INFO: Fee disclosed as -$395.00 on LE dated 07/XX/16, but disclosed as -$67.69 on Final Closing Disclosure.

																	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/XX/2016 received on or after the date the Closing Disclosure 8/XX/2016 12:00:00 AM was received. (Interim/08/XX/2016)								Loan Review Complete
170064492	XXX	$XXX	FL	9/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: This DU Refi Plus loan was approved without the requirement of an appraisal, however, 2 appraisals are needed for securitization.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: The subordinate lien Note was not provided in file, however, the payment was confirmed through the credit report and the term through the Security Instrument.	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016)
EXCEPTION INFO: There is no evidence found in file indicating the Borrower was provided the Final CD at least 3 business days prior to closing.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2016 received on or after the date the Closing Disclosure 8/XX/2016 12:00:00 AM was received. (Initial/07/XX/2016)
EXCEPTION INFO: The Initial CD was not signed by the Borrower. The estimated date received, 9/XX/16, is after the date of closing.	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $249.50 exceeds tolerance of $214.00 plus 10% or $235.40. Sufficient or excess cure was provided to the borrower at Closing. (0)
																				EXCEPTION INFO: The recording fees increased without a changed circumstance in file, however, the Final CD discloses sufficient cure.					Loan Review Complete
170064493	XXX	$XXX	CA	9/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2016)
EXCEPTION INFO: No cure provided for tolerance violation

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,034.37 exceeds tolerance of $1,801.00.  Insufficient or no cure was provided to the borrower. (7200)
																	EXCEPTION INFO: The Loan Discount Point fee exceeds the zero tolerance violation and no cure was provided.							FNMA RPL	Loan Review Complete
170064494	XXX	$XXX	FL	9/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	2	1	2	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: Missing lender endorsement in Nationstar name for new loan

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
EXCEPTION INFO: The file was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the borrower's electronic receipt of the disclosure.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/20/2016)
EXCEPTION INFO: Cure for 10% tolerance violation $29.60 was not provided.  ($329.78 tolerance cure reflected on post closing CD)

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 09/XX/2016 received on or after the date the Closing Disclosure 9/XX/2016 12:00:00 AM was received. (Interim/09/XX/2016)
EXCEPTION INFO: Evidence of earlier borrower receipt was not found in file.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $265.00 exceeds tolerance of $214.00 plus 10% or $235.40.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: $29.60 violation due to increase in Recording Fees. File does not contain a valid COC for this fee, nor evidence of cure. ($329.78 tolerance cure reflected on post closing CD)								Loan Review Complete
170064495	XXX	$XXX	GA	9/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064498	XXX	$XXX	VA	9/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report not provided.	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																	EXCEPTION INFO: Rate Lock not provided.							FNMA RPL	Loan Review Complete
170064496	XXX	$XXX	AZ	9/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/09/XX/2016)
EXCEPTION INFO: Total Interest percentage on final CD does not match calculated amount

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 09/XX/2016 received on or after the date the Closing Disclosure 9/XX/2016 12:00:00 AM was received. (Interim/09/XX/2016)
																	EXCEPTION INFO: Missing proof of receipt of final loan estimate prior to receipt of initial CD							FNMA RPL	Loan Review Complete
170064497	XXX	$XXX	TX	9/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: 401K Funds (from Employer) / End Date: 09/XX/2016 // Account Type: 401(k)/403(b) Account / Account Number: XXX
EXCEPTION INFO: Did not find any Asset Documentation in the file.

[3] Income Documentation - Income Docs Missing:: Borrower: XXX Paystubs, VVOE - Employment Only, W-2
EXCEPTION INFO: Did not find Employment documentation in the file.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Asset Documentation - Missing Document: Gift Letter not provided
EXCEPTION INFO: Did not find a Gift Letter in the file.

[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
EXCEPTION INFO: Did not find a complete Sales Contract in the file; summary contract used for diligence review.

[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice
EXCEPTION INFO: Did not find a Privacy Notice for the 2016 loan in the file.	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $7,422.47 on Final Closing Disclosure provided on 09/XX/2016 not accurate. (Final/09/XX/2016)
EXCEPTION INFO: Non-escrowed costs per the CD equal $674.77; 12 month total would be $8097.24, and not $7422.47.  Escrowed taxes were based on the current assessed value (new construction) and the taxes estimated for the Improved value were included in the Non-Escrowed costs.

[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2016)
EXCEPTION INFO: The Final CD disclosed a total for tolerance violations of $2253.27, however, the actual total was $4161.17.

[2] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
EXCEPTION INFO: Did not find a Home Loan Toolkit Disclosure in the file.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2016)
EXCEPTION INFO: Closing was 9/XX/16 CD was issued on 9/XX/16

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/09/XX/2016)
EXCEPTION INFO: Closing was 9/XX/16 CD was issued on 9/XX/16

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,355.35 exceeds tolerance of $899.00 plus 10% or $988.90.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Cure for 10% tolerance violations of $1366.45 was not provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $3.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75228)
EXCEPTION INFO: Cure for TX Guaranty fee of $3.00 was not provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $450.00 exceeds tolerance of $395.00.  Insufficient or no cure was provided to the borrower. (7506)
EXCEPTION INFO: Cure for the Appraisal fee tolerance violation of $55.00 was not provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $2,988.72 exceeds tolerance of $252.00.  Insufficient or no cure was provided to the borrower. (7200)
																	EXCEPTION INFO: Cure for Zero percent tolerance violations (Loan Discount Points) of $2794.72 was not provided. File is missing valid COC documentation.							FNMA RPL	Loan Review Complete
170064499	XXX	$XXX	FL	10/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: No fraud report contained in file	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $3,574.56 on Final Closing Disclosure provided on 10/XX/2016 not accurate. (Final/10/XX/2016)
EXCEPTION INFO: HOA fee $289.54 a month x 12 = $3474.48
Homeowners insurance  32.50 a month x 12 = $390.00
																	Total non escrowed costs should be $3864.48							FNMA RPL	Loan Review Complete
170064502	XXX	$XXX	NC	10/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1									FNMA RPL	Loan Review Complete
170064501	XXX	$XXX	AZ	10/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Fraud report was not provided for review in loan file.								FNMA RPL	Loan Review Complete
170064500	XXX	$XXX	FL	10/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064504	XXX	$XXX	CT	10/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved with an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on Final Closing Disclosure provided on 10/XX/2016 not accurate. (Final/10/XX/2016)
																	EXCEPTION INFO: Final CD disclosed Amount of Non-Escrowed Property Costs over Year 1 of $0.00, however, actual amount is $212 HOA Dues.							FNMA RPL	Loan Review Complete
170064503	XXX	$XXX	FL	9/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Guideline Issue - Borrower is not currently employed.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2009 // Document: VVOE / Document Date: 09/XX/2016, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2009 // Document: WVOE / Document Date: 08/XX/2016
EXCEPTION INFO: The Employer stated that the Borrower is on temporary leave as of 08/XX/2016 without a return date to work.

[3] General - Incomplete Document: Note - Subject Lien is incomplete
EXCEPTION INFO: The Note is signed by the Borrower's Spouse who is not on the loan; a corrected Note signed by the Borrower should be requested.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/09/XX/2016)
EXCEPTION INFO: Post closing Closing Disclosure dated 11/XX/2016 reflects a lender credit in the amount of $3.58 for the closing costs above tolerance.
REVIEWER - CURED COMMENT (2019-04-05): A letter or explanation and a corrected post closing disclosure have been provided to the borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $84.36 exceeds tolerance of $81.00.  Sufficient or excess cure was provided to the borrower. (7564)
EXCEPTION INFO: Post closing Closing Disclosure dated 11/XX/2016 reflects a lender credit in the amount of $3.58 for the closing costs above tolerance.
																				REVIEWER - CURED COMMENT (2019-04-05): A letter of explanation indicating a principal reduction in the amount of $3.58 was applied and a corrected post closing disclosure were provided to the borrower.					Loan Review Complete
170064505	XXX	$XXX	AZ	11/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2016)
EXCEPTION INFO: This exception is due to open 10% tolerance exceptions and will be cured when all tolerance violations are resolved.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $50.00 exceeds tolerance of $25.00 plus 10% or $27.50.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: A valid changed circumstance for the fee of $50 disclosed on Final CD and $25 on the Loan Estimate, No cure provided to borrower.							FNMA RPL	Loan Review Complete
170064506	XXX	$XXX	FL	10/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, two appraisals will be required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/XX/2016)
EXCEPTION INFO: The Final CD disclosed $0 in tolerance violations, however,  the actual amount was $303.73

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 10/XX/2016 received on or after the date the Closing Disclosure 10/XX/2016 12:00:00 AM was received. (Interim/10/XX/2016)
EXCEPTION INFO: There was no documentation indicating the document was received or signed prior to the initial CD issued on 10/XX/16.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/10/XX/2016)
EXCEPTION INFO: Signed acknowledged document not found in file

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,697.43 exceeds tolerance of $1,267.00 plus 10% or $1,393.70.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: The Final CD did not reflect a cure for tolerance violations totaling $303.73.							FNMA RPL	Loan Review Complete
170064507	XXX	$XXX	CA	10/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The file is missing a copy of the Fraud Report.	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $109.00 exceeds tolerance of $86.00 plus 10% or $94.60. Sufficient or excess cure was provided to the borrower at Closing. (0)

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7563)
																				EXCEPTION INFO: Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.				FNMA RPL	Loan Review Complete
170064509	XXX	$XXX	WY	11/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
EXCEPTION INFO: The Credit report in file dated 7/XX/16  was 123 days old at closing.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064508	XXX	$XXX	CO	10/XX/2016	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Not provided.	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: The title commitment confirms subject transaction is a Lender to Lender refinance, however, the incorrect "Right to Cancel" form was utilized.								Loan Review Complete
170064510	XXX	$XXX	TX	11/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Closing / Title - Title Error: Title vesting does not concur with deed EXCEPTION INFO: Final Title reflects XXX and the Mortgage reflects XXX and XXX, Husband and WIfe	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 10/XX/2016 received on or after the date the Closing Disclosure 10/XX/2016 12:00:00 AM was received. (Interim/10/XX/2016)
EXCEPTION INFO: No documentation found to confirm e-delivery of the revised LE.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/10/XX/2016)
																	EXCEPTION INFO: No documentation found to show the loan estimate was received 4 or more days prior to closing.								Loan Review Complete
170064511	XXX	$XXX	CA	11/XX/2016	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: This is a same lender refinance, H-9 form is required

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/XX/2016)
EXCEPTION INFO: Dollar amount was not disclosed

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $973.00 exceeds tolerance of $88.00 plus 10% or $96.80.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: Fees were disclosed with initial LE dated 09/XX/2016								Loan Review Complete
170064512	XXX	$XXX	MI	11/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 11/XX/2016 received on or after the date the Closing Disclosure 11/XX/2016 12:00:00 AM was received. (Interim/11/XX/2016)
																	EXCEPTION INFO: LE dated 11/XX/16 does not contain evidence in file received prior to issue date of initial CD dated 11/XX/16.							FNMA RPL	Loan Review Complete
170064513	XXX	$XXX	CA	11/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Fraud report was not located in the loan file.								FNMA RPL	Loan Review Complete
170064515	XXX	$XXX	FL	12/XX/2016	Investment	Refinance Limited Cash-out GSE	N/A		No	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064514	XXX	$XXX	NC	12/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: A fraud report was not provided.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2016)
EXCEPTION INFO: The Final CD disclosed $0 in tolerance violations, however, the calculated value is $50.89 (Due to increases in the endorsement and exam fees).

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 12/XX/2016 received on or after the date the Closing Disclosure 12/XX/2016 12:00:00 AM was received. (Interim/12/XX/2016)
EXCEPTION INFO: Evidence of earlier receipt not provided.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,088.19 exceeds tolerance of $943.00 plus 10% or $1,037.30.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: Due to increases in the endorsement and exam fees with no cure provided.							FNMA RPL	Loan Review Complete
170064516	XXX	$XXX	FL	12/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/20/2016)
EXCEPTION INFO: An inaccurate value of the dollar amount by which the Total Closing Costed exceeded the legal limit should have been $7 and was disclosed as $5.50

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,683.00 exceeds tolerance of $1,676.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: The fee amount of $1683.00 for transfer fees exceeds the tolerance of $1676.00..							FNMA RPL	Loan Review Complete
170064517	XXX	$XXX	CA	12/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report not provided	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 03/XX/2017, Note Date 12/XX/2016

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: Right to cancel was on form H-8 should have been on for H-9.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/20/2016)
EXCEPTION INFO: No lender credit for tolerance cure

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $878.00 exceeds tolerance of $93.00 plus 10% or $102.30.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: No lender credit for tolerance cure							FNMA RPL	Loan Review Complete
170064518	XXX	$XXX	FL	11/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Fraud report not found in file	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2016)
																	EXCEPTION INFO: Initial CD issued 11/XX/2016 was issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing 11/XX/2016.							FNMA RPL	Loan Review Complete
170064519	XXX	$XXX	NJ	12/XX/2016	Second Home	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	No	Yes	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report was not provided for either borrower.

[3] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2016
EXCEPTION INFO: The Appraisal disclosed the ZIP code as XXX; the Note disclosed XXX. ZIP code X belongs to XXX, NJ which is 70 miles from the subject property.	[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.

[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2016 did not disclose the escrow payment for payment stream 1. (ProjSeq:1/699475)
EXCEPTION INFO: The final CD did not disclose the Flood Insurance in the monthly escrow amount.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/XX/2016)
EXCEPTION INFO: The final CD did not provide a tolerance cure for the decrease to the Lender Credit.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-325.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-672.00. (9300)
EXCEPTION INFO: The CD issued on 12/XX/16 decreased the Lender Credit without a valid change of circumstance.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 12/XX/2016 received on or after the date the Closing Disclosure 12/XX/2016 12:00:00 AM was received. (Interim/12/XX/2016)
EXCEPTION INFO: The final LE was provided on 12/XX/16 with no evidence of early receipt; the initial CD was acknowledged on 12/XX/16.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2016)
																	EXCEPTION INFO: The final LE was provided on 12/XX/16 with no evidence of early receipt; the borrowers signed on 12/XX/16.							FNMA RPL	Loan Review Complete
170064520	XXX	$XXX	NY	12/XX/2016	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: An Appraisal is not required per DU and review, however the loan is slated to a future securitization, and therefore an appraisal is required.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: The Right to Cancel form H-8 was used for a same lender refinance.  Form H-9 should have been used.

[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2016 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/12/XX/2016)
																	EXCEPTION INFO: The discrepancy appears to be in the Prepaid Interest which is a credit because the disbursement date is 1/XX/2017.							FNMA RPL	Loan Review Complete
170064521	XXX	$XXX	FL	1/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2017)
EXCEPTION INFO: Not provided, field not shown.  No cure provided for transfer tax overage.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2017)
EXCEPTION INFO: Evidence of earlier receipt missing from file, initial CD issued 1/XX/17 not signed by borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $870.55 exceeds tolerance of $866.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: No cure provided for overage, transfer taxes increased without VCC.							FNMA RPL	Loan Review Complete
170064522	XXX	$XXX	FL	1/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, two valuations would be required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064524	XXX	$XXX	NH	1/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2017)
EXCEPTION INFO: Per Final CD the Final CD disclosed $0 in tolerance fee violations on p3, however, the calculated amount was $200; sufficient cure provided at closing.

																	[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7559)							FNMA RPL	Loan Review Complete
170064523	XXX	$XXX	FL	1/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided

[3] Credit Documentation - Missing Document: Subordination Agreement not provided	[2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
EXCEPTION INFO: Please provide correct notary and verification of re-recording of mortgage. Notary in file reflects a date of 01/XX/2016, however the Note reflects a date of 01/XX/2017 and the mortgage reflects a recording date of 01/XX/2017.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $179.45 exceeds tolerance of $156.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)
EXCEPTION INFO: Fee disclosed as ($156) on (LE dated 10/XX/2016), but disclosed as ($179.45) on Final Closing Disclosure. Cure for ($179.45) was provided.

[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7563)
																				EXCEPTION INFO: Fee was not disclosed on Initial Loan Estimate. Cure for ($179.45) was provided.				FNMA RPL	Loan Review Complete
170064526	XXX	$XXX	FL	1/XX/2017	Investment	Refinance Rate/Term	N/A		No	No		3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. EXCEPTION INFO: Dwelling coverage of $XXX is less than the loan amount of $XXX by $XXX.								FNMA RPL	Loan Review Complete
170064525	XXX	$XXX	FL	1/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,572.83 exceeds tolerance of $1,180.00 plus 10% or $1,298.00. Sufficient or excess cure was provided to the borrower at Closing. (0)
																				EXCEPTION INFO: The 10% tolerance violation totaled $274.83 and a cure of $278.18 was made at closing.				FNMA RPL	Loan Review Complete
170064527	XXX	$XXX	TX	1/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: Title confirms original lender on existing loan dated 12/XX/13 as Nationstar Mortgage dba Greenlight; same lender refinance requires use of H-9 disclosure.								Loan Review Complete
170064528	XXX	$XXX	FL	1/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud Report is missing from the loan docs	[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/XX/2017 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/01/XX/2017)
																	EXCEPTION INFO: HOI premium shown on the CD is the balance due on the policy not the entire premium amount.							FNMA RPL	Loan Review Complete
170064529	XXX	$XXX	FL	2/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and only one provided.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
EXCEPTION INFO: The disclosure was provided 01/XX/2017 which was less than 10 business days prior to close.	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $241.00 exceeds tolerance of $214.00 plus 10% or $235.40. Sufficient or excess cure was provided to the borrower at Closing. (0)
																				EXCEPTION INFO: The Final CD issued 02/XX/2017 disclosed an increase in the Recording Fee that exceeded the tolerance by $5.60. The Lender provided a $8.88 cure at close.				FNMA RPL	Loan Review Complete
170064530	XXX	$XXX	GA	1/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2017)
EXCEPTION INFO: Increase in discount points was not properly disclosed to borrower.  A valid change of circumstance did not exist.  No cure found on final CD.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $269.50 exceeds tolerance of $260.00.  Insufficient or no cure was provided to the borrower. (8304)
EXCEPTION INFO: Sufficient cure in the amount of $10 was provided to borrower on final CD.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,819.20 exceeds tolerance of $1,674.00.  Insufficient or no cure was provided to the borrower. (7200)
																	EXCEPTION INFO: Per change of circumstance in file, there was to be no cost to the borrower for a rate lock extension. A valid change of circumstance did not exist. Fee was not properly disclosed. No cure found on final CD.							FNMA RPL	Loan Review Complete
170064531	XXX	$XXX	FL	1/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report was not provided	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 01/XX/2017 received on or after the date the Closing Disclosure 1/XX/2017 12:00:00 AM was received. (Interim/01/XX/2017)

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2017)
																	EXCEPTION INFO: Need proof Loan Estimate issued 1/XX/2017 was provided by Electronic delivery on 1/XX/2017.							FNMA RPL	Loan Review Complete
170064532	XXX	$XXX	FL	2/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Coverage of $XXX is less than 80% of the property value of $XXX, by $XXXX.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
																EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 01/XX/2017 received on or after the date the Closing Disclosure 1/XX/2017 12:00:00 AM was received. (Interim/01/XX/2017)			[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $113.50 exceeds tolerance of $90.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)					Loan Review Complete
170064534	XXX	$XXX	FL	2/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/XX/2017)
EXCEPTION INFO: Final CD shows $3,332.43 in closing costs financed.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2017 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (Final/01/XX/2017)
EXCEPTION INFO: All CD's provide for paying off Nationstar subject loan balance twice without explanation.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7563)
																				EXCEPTION INFO: $120.48 in tolerance cure provided to borrower.				FNMA RPL	Loan Review Complete
170064533	XXX	$XXX	TX	2/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: The file is missing a copy of the Fraud Report.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/XX/2017)
EXCEPTION INFO: Final Closing Disclosure reflects fees exceeded legal limit by $25, actual is $49.30.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $351.00 exceeds tolerance of $297.00 plus 10% or $326.70.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Cure for 10% tolerance violation $351 was not provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $125.00 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (7564)
EXCEPTION INFO: Fee disclosed as $100 on LE dated 11/XX/2016, but disclosed as $150 on Final Closing Disclosure.	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,941.00 exceeds tolerance of $1,761.00 plus 10% or $1,937.10. Sufficient or excess cure was provided to the borrower at Closing. (0)
																				EXCEPTION INFO: No evidence of additional cure.				FNMA RPL	Loan Review Complete
170064535	XXX	$XXX	LA	1/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Value Discrepancy - AVM used as supporting valuation contains an FSD that is blank or is greater than 20%.: Valuation Type: AVM / Valuation Report Date: 01/XX/2018
EXCEPTION INFO: FSD score is not provided.

[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2017)
EXCEPTION INFO: Property value is stated using the Note date; no evidence in file of earlier value receipt by the borrower.

[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2017 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/01/XX/2017)
																	EXCEPTION INFO: Disclosure reflects TOP of $144,744.20, but calculated TOP is $144,732.41. Variance = $11.79, which was corrected on a Post-Close CD in the file.					AVM: The 1004/70 Appraisal provided in the file is dated 5/XX/2006, the accompanying 442 is dated 7/XX/2006.		FNMA RPL	Loan Review Complete
170064537	XXX	$XXX	IN	2/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

[3] Application / Processing - Missing Document: Pay History not provided
																EXCEPTION INFO: Documentation for January 1, 2017 payment was provided to verify 0x30 within last 12 mos to meet credit guidelines.								FNMA RPL	Loan Review Complete
170064536	XXX	$XXX	TX	2/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: HOI Coverage of $XXX is insufficient to cover 80% of the stated Appraised value that is $XXX resulting in a Coverage shortfall of $XXX.  Replacement cost from the insurer to determine Coverage amount of $XXX is sufficient was not provided.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Not provided for this refi plus transaction								FNMA RPL	Loan Review Complete
170064539	XXX	$XXX	FL	2/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2017)
EXCEPTION INFO: Initial CD dated 2/XX/17 is not executed by borrower; calculated received date is 2/XX/17; closing date is 2/XX/17.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $132.50 exceeds tolerance of $108.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)
																				EXCEPTION INFO: Title Endorsement fee disclosed as $108 on the LE dated 1/XX/17; but disclosed as $132.50 on the Final Closing Disclosure. Cure was provided.					Loan Review Complete
170064538	XXX	$XXX	RI	1/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	2	1	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 01/XX/2017, Note Date 01/XX/2017
EXCEPTION INFO: Updated policy not required per agency guidelines on refinance.

[2] Federal Compliance - TRID Closing Disclosure Lump Sum Allocation: Lump sum lender/seller credit disclosed on Closing Disclosure applied to offset non-finance charges first, then finance charges pursuant to client's election as permitted under SFIG RMBS 3.0 TRID Compliance Review Scope Version 2.0 (updated October 2018).  Anti-predatory lending points and fees testing are not impacted.

[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/XX/2017 did not disclose number of months for Property Tax under Prepaids. (Final/01/XX/2017)
EXCEPTION INFO: The number of months of prepaid property taxes disclosed in section F of the final CD was blank.  Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.

[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2017 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/01/XX/2017)
EXCEPTION INFO: Disclosure reflects TIP of 69.28500 but calculated TIP is 69.26400 which is outside of .003% tolerance.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2017)
EXCEPTION INFO: Cure for $595.00 appraisal fee was not provided.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $595.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7506)
EXCEPTION INFO: $595.00 violation due to increase in Appraisal Fee. File does not contain a valid COC for this fee, nor evidence of cure.	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $460.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)
																				EXCEPTION INFO: $135.00 Cure on the final CD. Insufficient to cure appraisal fee.				FNMA RPL	Loan Review Complete
170064540	XXX	$XXX	TX	2/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Missing Fraud Report.								FNMA RPL	Loan Review Complete
170064541	XXX	$XXX	NY	2/XX/2017	Second Home	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	No	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/XX/20/2017)
																	EXCEPTION INFO: Final Closing Disclosure provided on 02/XX/2017 disclosed an amount financed of $62,195.54, calculated amount financed is $63,581.14, resulting in a variance of -$1385.60. To cure, provided corrected PC CD along with LOE to borrower and evidence of delivery.					Stated: Appraiser information is taken from the actual license provided with the appraisal.		FNMA RPL	Loan Review Complete
170064542	XXX	$XXX	AL	2/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.								FNMA RPL	Loan Review Complete
170064543	XXX	$XXX	FL	3/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal; however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: There is no evidence of a fraud report in the loan file and one was required.	[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
																	EXCEPTION INFO: Per the flood cert in the file, the subject property is located in a special flood hazard area zone AE; however, per the final Closing Disclosure and other documentation in the file the escrow account was waived by the borrower.							FNMA RPL	Loan Review Complete
170064544	XXX	$XXX	FL	2/XX/2017	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: The file is missing a copy of the fraud report.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: The hazard insurance policy only reflects the Lender as the certificate holder.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																	EXCEPTION INFO: Erroneous Exception: The initial Loan Estimate dated 01/XX/2017 provides the appraisal disclosure on page 3.							FNMA RPL	Loan Review Complete
170064545	XXX	$XXX	TX	3/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																	EXCEPTION INFO: The Right to Cancel form H-8 was used for a same lender refinance. Form H-9 should have been used.								Loan Review Complete
170064546	XXX	$XXX	FL	3/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $165.00 exceeds tolerance of $140.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)
																				EXCEPTION INFO: Cure of $25.00 was reflected which is sufficient to cure.				FNMA RPL	Loan Review Complete
170064548	XXX	$XXX	FL	3/XX/2017	Investment	Refinance Limited Cash-out GSE	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064549	XXX	$XXX	TX	3/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.									Loan Review Complete
170064547	XXX	$XXX	CO	3/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Fraud Report was not located in loan file.									Loan Review Complete
170064551	XXX	$XXX	TX	3/XX/2017	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064550	XXX	$XXX	NH	3/XX/2017	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/03/XX/2017)
EXCEPTION INFO: Lender did not provide documentation that the 3rd appraisal that was updated on 3/XX/17 was not provided to the borrowers.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/03/XX/2017)
EXCEPTION INFO: Final Closing Cost Financed = $9,300.75.  This matches the Final Closing Disclosure.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2017)
EXCEPTION INFO: Lender moved all of the Section C costs on the Loan Estimate to Section B of the Final Closing Disclosure, which the borrower did not shop for since the fees were paid to a vendor listed on the Seller Services Provide list.  Cost to cure was not provided.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2017 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (Final/03/XX/2017)
EXCEPTION INFO: Lender had the mortgage payoff listed twice on page 3 on all of the closing disclosures and the post consummation closing disclosure.    Lender used $73.934.97 - 141.83) for the payoff total of  $73,689.38 for calculating the Cash to Close.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $904.00 exceeds tolerance of $801.00 plus 10% or $881.10.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Lender moved Section C fees on the Loan Estimate to Section B on all the Closing Disclosures without providing a cure. The borrower used a provided on the Seller Service Provider List and did not shop for a provider.	Appraisal: Appraiser notes that due to snow damage to the front deck, the cost to cure is $500. Repair is to be completed when weather permits.
																						The valuation provided on 2.24.17 was an updated appraisal. There is no record that the Lender provided the 3rd revised appraisal that is dated 3.21.17. Value was not changed on any updated valuation.			Loan Review Complete
170064552	XXX	$XXX	TX	3/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject DU Refi Plus loan was approved without an appraisal.  Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2017)
EXCEPTION INFO: Final disclosure did not disclose a value of the dollar amount by which the Total Closing Costs exceeded the legal limit.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 02/XX/2017 received on or after the date the Closing Disclosure 2/XX/2017 12:00:00 AM was received. (Interim/XX/20/2017)
EXCEPTION INFO: Disclosure receipt date 02/XX/17; initial CD issue date reflects 02/XX/17.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 02/XX/2017 received on or after the date the Closing Disclosure 2/XX/2017 12:00:00 AM was received. (Interim/02/XX/2017)
EXCEPTION INFO: Disclosure receipt date 02/XX/17; initial CD issue date reflects 02/XX/17.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 02/XX/2017 received on or after the date the Closing Disclosure 2/XX/2017 12:00:00 AM was received. (Interim/02/XX/2017)
EXCEPTION INFO: Disclosure receipt date 02/XX/17; initial CD issue date reflects 02/XX/17.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $152.00 exceeds tolerance of $122.00 plus 10% or $134.20.  Insufficient or no cure was provided to the borrower. (0)
																	EXCEPTION INFO: Recording fee of $152 was disclosed as $122 on binding LE; no cure was provided at closing.								Loan Review Complete
170064553	XXX	$XXX	FL	3/XX/2017	Investment	Purchase	N/A		No	No		1	1	1	1										Loan Review Complete
170064554	XXX	$XXX	FL	4/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report not provided for review in loan file.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/03/XX/2017)
EXCEPTION INFO: Total closing costs financed of $7197.48 is correct, Borrower brought $86.21 to closing and financed $7283.69 (J), the difference is $7197.48.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2017)
EXCEPTION INFO: Cure of $665.25 was reflected, which was not insufficient to cure violations totaling $665.25, a post close CD was issued disclosing a Lender credit of $690.25 which was sufficient to cure all tolerance violations.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2017 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (Final/03/XX/2017)
EXCEPTION INFO: The Lender disclosed in error 2 separate mortgage payoff's instead of 1 on the Final CD, this was corrected on a post close CD.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,453.50 exceeds tolerance of $888.00.  Insufficient or no cure was provided to the borrower. (8304)
EXCEPTION INFO: Lender provided a total credit of $665.25 on the Final CD to cure tolerance violations; however, this amount was not sufficient to cure all tolerance violations, a post close CD was issued 5/XX/17 with a Lender credit of $690.25 which was sufficient to cure all tolerance violations.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $138.25 exceeds tolerance of $113.00.  Insufficient or no cure was provided to the borrower. (7564)
EXCEPTION INFO: Lender provided a total credit of $665.25 on the Final CD to cure tolerance violations.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
																	EXCEPTION INFO: Lender provided a total credit of $665.25 on the Final CD to cure tolerance violations.					Appraisal: Subject Refi Plus loan was approved without an appraisal.		FNMA RPL	Loan Review Complete
170064555	XXX	$XXX	TX	3/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
EXCEPTION INFO: Loan was originated by Nationstar; proper form was not used.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2017)
EXCEPTION INFO: Cure of $261.85 was reflected.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-262.00. (9300)
EXCEPTION INFO: Fee disclosed as $-262.00 on LE dated 03/XX/2017, but disclosed as $0.00 on Final Closing Disclosure.

[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2017)
EXCEPTION INFO: Loan Estimate was generated after the borrower was issued a Closing Disclosure.

[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/03/XX/2017)
EXCEPTION INFO: Loan Estimate is dated for the same day as closing 03/XX/2017

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2017 received on or after the date the Closing Disclosure 3/XX/2017 12:00:00 AM was received. (Interim/03/XX/2017)
EXCEPTION INFO: Loan Estimate was generated after the borrower was issued a Closing Disclosure.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2017 received on or after the date the Closing Disclosure 3/XX/2017 12:00:00 AM was received. (Interim/03/XX/2017)
EXCEPTION INFO: Loan Estimate was generated after the borrower was issued a Closing Disclosure.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2017)
EXCEPTION INFO: Loan Estimate was generated after the borrower was issued a Closing Disclosure.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2017)
EXCEPTION INFO: Loan Estimate was generated after the borrower was issued a Closing Disclosure.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $80.28 exceeds tolerance of $45.00.  Insufficient or no cure was provided to the borrower. (7520)
EXCEPTION INFO: Fees increased without proper re-disclosure to the borrower and/or a change of circumstance.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,072.85 exceeds tolerance of $846.14.  Insufficient or no cure was provided to the borrower. (7200)
																	EXCEPTION INFO: Fees increased without proper re-disclosure to the borrower and/or a change of circumstance.								Loan Review Complete
170064556	XXX	$XXX	FL	3/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2017)
EXCEPTION INFO: On Final CD under Total Closing Costs Exceeds Limits the amount of $100.00 is insufficient to cure the amount of $105.60.  Post closing CD issued 5/XX/2017 reflects a cure of $124.50 which covers the $105.60 which exceeds the limits. Loan file missing evidence of deliver and letter to borrower.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $241.00 exceeds tolerance of $214.00 plus 10% or $235.40.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Cure of $124.50 was disclosed on the Post Closing Disclosure issued 5/XX/2017, which is sufficient to cure the various 10% and 0% tolerance violations of $105.60. Loan file missing evidence of deliver and letter to borrower.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
																	EXCEPTION INFO: Cure of $124.50 was disclosed on the Post Closing Disclosure issued 5/XX/2017, which is sufficient to cure the various 10% and 0% tolerance violations of $105.60. Loan file missing evidence of deliver and letter to borrower.					Stated: Due to the correction to the property address and changes in FNMA's system, an appraisal is required on the subject (see doc 22).		FNMA RPL	Loan Review Complete
170064557	XXX	$XXX	TX	4/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
																	EXCEPTION INFO: Not provided							FNMA RPL	Loan Review Complete
170064559	XXX	$XXX	FL	4/XX/2017	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, two valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170064558	XXX	$XXX	FL	4/XX/2017	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Policy reflects coverage of $XXX; Loan amount is $XXX.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided

																[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided								FNMA RPL	Loan Review Complete
170064563	XXX	$XXX	FL	4/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2017)
EXCEPTION INFO: The amount listed in excess of the legal limit was $5.95.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2017 received on or after the date the Closing Disclosure 3/XX/2017 12:00:00 AM was received. (Interim/03/XX/2017)
EXCEPTION INFO: LE is not signed

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $241.00 exceeds tolerance of $214.00 plus 10% or $235.40.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: No amount to cure was given for the ten percent fee.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $682.70 exceeds tolerance of $679.00.  Insufficient or no cure was provided to the borrower. (8304)
EXCEPTION INFO: No amount to cure was given for the transfer tax.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
																	EXCEPTION INFO: No amount to cure was given for the document preparation fee.							FNMA RPL	Loan Review Complete
170064562	XXX	$XXX	CA	4/XX/2017	Primary	Refinance Streamlined	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Insufficient hazard insurance coverage.  Coverage amount of $XXX is less than 80% of the replacement cost of $XXX ($XXX). Coverage short fall is $XXX.

																[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 04/XX/2017 received on or after the date the Closing Disclosure 4/XX/2017 12:00:00 AM was received. (Interim/04/XX/2017)							FNMA RPL	Loan Review Complete
170064561	XXX	$XXX	FL	4/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No Fraud report provided in the file.	[2] Insurance Analysis - Flood Insurance Policy expires within 90 days of the Note Date.: Flood Insurance Policy Expiration Date 06/XX/2017; Note Date 04/XX/2017
EXCEPTION INFO: Per guidelines an updated Hazard policy is required when it expires less than 90 days from the note date. The lender recognized no Flood policy was available at the time the loan closed 04/XX/2017 with the flood policy expiring on 06/XX/2017 with no extension or automatic renewal in the file or on the policy. Due to this validation a updated policy reflecting a new policy at a minimum dated greater than 90 days from the note date.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2017)
EXCEPTION INFO: Due to a tolerance cure required on Final CD with out sufficient cure the validation for Closing cost exceeds limits is valid till sufficient cure is provided. A Post Closing CD was provided reflecting a lenders credit for tolerance cure in the amount of $211.31 based on the tolerance violations of $268.80 for 10% tolerance exceeded, $67.60 for 0% tolerance fee discount points, $17.14 for 0% tolerance fee credit report & $42 for 0% tolerance fee tax service fee totaling $395.54 which is not sufficient to cure all violations.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $85.00 exceeds tolerance of $43.00.  Sufficient or excess cure was provided to the borrower. (7580)
EXCEPTION INFO: A cure in the amount of $211.31 was provided post closing.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $40.14 exceeds tolerance of $23.00.  Sufficient or excess cure was provided to the borrower. (7520)
																	EXCEPTION INFO: A cure in the amount of $211.31 was provided post closing.								Loan Review Complete
170064560	XXX	$XXX	TX	4/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX EXCEPTION INFO: A Fraud Report was not found in the loan file.	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $253.00 on Final Closing Disclosure provided on 04/XX/2017 not accurate. (Final/04/XX/2017)
EXCEPTION INFO: The appraisal reflects the annual HOA fee as $236.00, the CD reflects $253.00

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2017)
EXCEPTION INFO: A valid change of circumstance or cure was not found in the loan file for the increase for the Appraisal fee.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 04/XX/2017 received on or after the date the Closing Disclosure 4/XX/2017 12:00:00 AM was received. (Interim/04/XX/2017)
EXCEPTION INFO: The revised LE dated 4/XX/17 was not signed or acknowledged by the Borrower and the initial CD is dated 4/XX/17.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $495.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7506)
																	EXCEPTION INFO: A valid change of circumstance or cure was not found in the loan file for the increase for the Appraisal fee.							FNMA RPL	Loan Review Complete
170064564	XXX	$XXX	FL	4/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $40.14 exceeds tolerance of $23.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)
																				EXCEPTION INFO: Cure Provided				FNMA RPL	Loan Review Complete
170064565	XXX	$XXX	FL	3/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2017 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/03/XX/2017)
																	EXCEPTION INFO: No change in circumstance was provided							FNMA RPL	Loan Review Complete
170064566	XXX	$XXX	TX	4/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Hazard Insurance Coverage Amount is insufficient. Shortfall $32,500

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.”

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/XX/2017)
EXCEPTION INFO: Final CD disclosed a change in Total Closing Costs, however, did not disclose the amount by which the change exceeded the legal limit

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2017)
EXCEPTION INFO: CD required to meet RESPA delivery dates.

[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-249.00. (9300)
EXCEPTION INFO: Lender Credit was disclosed as $-249.00 on initial LE dated 2/XX/2019. The final CD did not reflect a Lender Credit..  No valid COC provided, nor evidence of cure in file.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2017)
EXCEPTION INFO: Loan Estimate provided on 04/XX/2017 not received by borrower at least four (4) business days prior to closing.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $85.00 exceeds tolerance of $43.00.  Insufficient or no cure was provided to the borrower. (7580)
EXCEPTION INFO: The initial LE t disclosed the Tax Service Fee of $43.00.  Missing Valid change in circumstance.  To cure please provide corrected post closing CD along with LOE to borrower and evidence of delivery

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $274.51 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
																	EXCEPTION INFO: The initial LE did not disclose the Loan Discount Points Missing Valid change in circumstance. To cure please provide corrected post closing CD along with LOE to borrower and evidence of delivery							FNMA RPL	Loan Review Complete
170064567	XXX	$XXX	AZ	4/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2017)
EXCEPTION INFO: No evidence of electronic document delivery on this LE so presumed received date is 4/XX/17.

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2017)
																	EXCEPTION INFO: No evidence of electronic document delivery on this LE so presumed received date is 4/XX/17.								Loan Review Complete
170064568	XXX	$XXX	TX	4/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Income Documentation - Income Docs Missing:: Borrower: XXX 4506 or 4506-T (2016)
REVIEWER - GENERAL COMMENT (2019-04-05): Please provide signed 4506-T for 2016 signed by both borrowers.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																REVIEWER - GENERAL COMMENT (2019-04-05): Please provide a fraud report for XXX AND XXX								FNMA RPL	Loan Review Complete
170064569	XXX	$XXX	GA	4/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170059423	XXX	$XXX	TX	3/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. EXCEPTION INFO: Missing documentation.								Loan Review Complete
170064570	XXX	$XXX	LA	4/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal; however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.							FNMA RPL	Loan Review Complete
170059424	XXX	$XXX	FL	7/XX/2014	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1										Loan Review Complete
170059425	XXX	$XXX	FL	8/XX/2014	Investment	Refinance Rate/Term	N/A		No	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization								FNMA RPL	Loan Review Complete
170059426	XXX	$XXX	IL	11/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: The file is missing a copy of the loan approval.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.
EXCEPTION INFO: Hazard insurance does not reflect the lender as loss payee.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Good Faith Estimate was dated 11/XX/14 which is less than 10 days.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
EXCEPTION INFO: Creditor application date 10/XX/2014, GFE provided 11/XX/2014 which is < 3 days.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: Only one GFE was provided, with a loan amount of $XXX.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: Initial payment was $944.18; only one GFE was provided.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
EXCEPTION INFO: Creditor application date 10/XX/2014, disclosure provided 11/XX/2014 which is < 3 days.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
EXCEPTION INFO: Creditor application date 10/XX/2014, disclosure provided 11/XX/2014 which is < 3 days.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
EXCEPTION INFO: Application date 10/XX/2014 and appraisal disclosure was dated 11/XX/14 which is not within 3 business day.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,901.25 is underdisclosed from calculated Finance Charge of $160,031.20 in the amount of $129.95.
EXCEPTION INFO: Final TIL reflected finance charge $159,901.25, calculated finance charge is $160,031.20, resulting in a variance of -$129.95.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
																	EXCEPTION INFO: Creditor application date 10/XX/2014, initial TIL dated 11/XX/2014 which is < 3 days.							FNMA RPL	Loan Review Complete
170059427	XXX	$XXX	CA	4/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	No	3	3	1	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.

[3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: HUD-1 present indicated as "estimated" and settlement date 4/XX/15 when note date 4/XX/15.

[3] Insurance Analysis - The Hazard Insurance Policy effective date is after the Transaction Date.: Hazard Insurance Policy Effective Date 04/XX/2015, Transaction Date:  04/XX/2015
EXCEPTION INFO: Note date is 4/XX/15 when policy coverage starts 2 days after note date.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.							FNMA RPL	Loan Review Complete
170059428	XXX	$XXX	MD	6/XX/2015	Investment	Purchase	N/A	No	No	3	3	1	2	[3] Income Documentation - Income Docs Missing:: Borrower: XXX W-2 (2014)
EXCEPTION INFO: The file did not include the most recent W-2 for 2014.

[3] Missing/Incorrect - Missing document: Lease on leasehold property is not in file	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2015)
EXCEPTION INFO: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and there is no evidence that the appraisal was provided at or before closing.

																	[2] State Compliance - Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649: Property insurance exceeds the replacement value of the property.								Loan Review Complete
170059429	XXX	$XXX	VA	8/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: Final GFE issued 7/XX/2015.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: Payment with MI on GFE and HUD-1 is $1,714.87.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
EXCEPTION INFO: Initial payment on Final HUD-1 is $1,714.87.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
EXCEPTION INFO: Counseling List not provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																	EXCEPTION INFO: Settlement Costs Booklet not provided.								Loan Review Complete
170059430	XXX	$XXX	NV	8/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2015)
EXCEPTION INFO: Missing evidence as to when the valuation was provided to the borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
170059431	XXX	$XXX	LA	8/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX 1040 (2014) 1040 (2014) EXCEPTION INFO: The file did not include a signed and date copy of the 2017 1040.	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2015)
EXCEPTION INFO: Unable to locate confirmation of receipt in the loan file.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The GFE provided a good through date of 7/XX/15, however, the correct date is 7/XX/15.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: The loan amount on the Final GFE is $XXX; the loan amount on the Note is $XXX.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: The payment amount of $1599.49 does not match the Note payment of $1601.79.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
EXCEPTION INFO: Document not located in the file.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The Estimated escrows including MI totaled $518.53 on the final TIL but totaled $519.51 on the HUD-1.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: The total payment amount of $2021.61 does not match the final payment of $2024.75 from the HUD-1.								Loan Review Complete
170059433	XXX	$XXX	FL	10/XX/2015	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Missing the Fraud report								FNMA RPL	Loan Review Complete
170059432	XXX	$XXX	VA	10/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Asset Documentation - Asset Issue: Gift funds are missing evidence of receipt

[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice
EXCEPTION INFO: Privacy Notice from the lender was not provided.	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2015)
EXCEPTION INFO: Borrower did not receive the valuation 3 days prior to closing.  The valuation was delivered on 9.28.15

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
EXCEPTION INFO: Lender did not provide the initial FACTA Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The GFE was provided on 9/XX/15; the available through date was 9/XX/15.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
EXCEPTION INFO: Lender did not provide documentation that the List of Homeownership Counseling Organizations was provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																	EXCEPTION INFO: Lender did not provide documentation that the HUD Settlement Cost Booklet was provided to the borrower.								Loan Review Complete
170059434	XXX	$XXX	IL	3/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Closing Costs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2016 incorrectly disclosed whether there was a change in the Total Closing Costs. (Final/03/XX/2016)
EXCEPTION INFO: Final Closing Disclosure provided on 03/XX/2016 incorrectly disclosed whether there was a change in the Total Closing Costs, answered  No, should be Yes.

																	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/XX/2016 received on or after the date the Closing Disclosure 3/XX/2016 12:00:00 AM was received. (Interim/03/XX/2016)							FNMA RPL	Loan Review Complete
170059435	XXX	$XXX	FL	7/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: File requires 2 appraisals for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report is not located in file.	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
																	EXCEPTION INFO: No evidence in file as to when borrower's received initial CD.							FNMA RPL	Loan Review Complete
170059436	XXX	$XXX	IL	1/XX/2017	Investment	Refinance Rate/Term	N/A		No	Yes		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Fraud report not provided								FNMA RPL	Loan Review Complete
170059437	XXX	$XXX	FL	5/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/XX/2017)
EXCEPTION INFO: Final Closing Disclosure provided on 05/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/XX/2017)

[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $278.70 exceeds tolerance of $214.00 plus 10% or $235.40.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: Change of circumstances were provided, however did not support increase of fee(s) to Consumer(s), no cure given to Consumer(s).

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $621.95 exceeds tolerance of $614.00.  Insufficient or no cure was provided to the borrower. (8304)
EXCEPTION INFO: Transfer Tax was initially disclosed, however change of circumstance did not support increase of fee(s), no cure given to Consumer(s).

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $100.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
																	EXCEPTION INFO: Title - Document Preparation Fee was not initially disclosed, change of circumstance provided did not support increase of fee(s), no cure given to Consumer(s).							FNMA RPL	Loan Review Complete
170059438	XXX	$XXX	FL	5/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject is a DU Refi Plus with field waiver and approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Missing Fraud Report.								FNMA RPL	Loan Review Complete
170059439	XXX	$XXX	FL	5/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1										Loan Review Complete
170059443	XXX	$XXX	AZ	6/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $997.00 exceeds tolerance of $810.00 plus 10% or $891.00. Sufficient or excess cure was provided to the borrower at Closing. (0)
																				EXCEPTION INFO: A Cure in the amount of $106.00 was provided at closing.					Loan Review Complete
170059440	XXX	$XXX	TX	5/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject DU Refi Plus loan approved without an appraisal; however, two (2) valuations are required for securitization.	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 05/XX/2017 received on or after the date the Closing Disclosure 5/XX/2017 12:00:00 AM was received. (Interim/05/XX/2017)
EXCEPTION INFO: Evidence of the date on which the Borrowers received the interim LE issued 05/XX/2017 not provided.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 05/XX/2017 received on or after the date the Closing Disclosure 5/XX/2017 12:00:00 AM was received. (Interim/05/XX/2017)
																	EXCEPTION INFO: Evidence of the date on which the Borrowers received the interim LE issued 05/XX/2017 not provided.								Loan Review Complete
170059442	XXX	$XXX	FL	6/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided									Loan Review Complete
170059445	XXX	$XXX	MI	6/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Fraud report was not provided for borrower.								FNMA RPL	Loan Review Complete
170059444	XXX	$XXX	TX	6/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2017)
EXCEPTION INFO: Post close CD reflected a cure for $83.15.

[2] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,852.76 exceeds tolerance of $1,639.00 plus 10% or $1,802.90.  Sufficient or excess cure was provided to the borrower. (0)
																	EXCEPTION INFO: Cure of $83.15 was provided post closing.								Loan Review Complete
170059441	XXX	$XXX	FL	6/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: The file is missing a copy of the fraud report.								FNMA RPL	Loan Review Complete
170059447	XXX	$XXX	GA	5/XX/2017	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2017 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/05/XX/2017)
																	EXCEPTION INFO: Final Closing Disclosure provided on 05/XX/2017 disclosed a Finance Charge of $257,936.65 and the calculated Finance Charge is $258,146.65.							FNMA RPL	Loan Review Complete
170059446	XXX	$XXX	DC	6/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of Single Family Attached does not match AUS property type of Single Family Detached.
																EXCEPTION INFO: AUS shows subject property as Detached, appraisal shows attached									Loan Review Complete
170059448	XXX	$XXX	KY	6/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)		Yes	Yes		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, two appraisal are required for securitization.								FNMA RPL	Loan Review Complete
170059450	XXX	$XXX	TX	7/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2017 received on or after the date the Closing Disclosure 7/XX/2017 12:00:00 AM was received. (Interim/07/XX/2017)
EXCEPTION INFO: 2 LE's dated 7/XX/17 are not executed by borrower; calculated received date is 7/XX/17; initial CD issue date is 7/XX/17.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2017 received on or after the date the Closing Disclosure 7/XX/2017 12:00:00 AM was received. (Interim/07/XX/2017)
																	EXCEPTION INFO: 2 LE's dated 7/XX/17 are not executed by borrower; calculated received date is 7/XX/17; initial CD issue date is 7/XX/17.							FNMA RPL	Loan Review Complete
170059449	XXX	$XXX	FL	6/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Income Documentation - Income Docs Missing:: Borrower: XXX W-2 (2015)
EXCEPTION INFO: WVOE is not fully completed and DU requires 2 years w-2's

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 06/XX/2017 received on or after the date the Closing Disclosure 6/XX/2017 12:00:00 AM was received. (Interim/06/XX/2017)

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2017)
																	EXCEPTION INFO: No evidence this document was electronically sent to he borrower.								Loan Review Complete
170059451	XXX	$XXX	FL	7/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
EXCEPTION INFO: Unable to determine replacement cost.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2017 received on or after the date the Closing Disclosure 7/XX/2017 12:00:00 AM was received. (Interim/07/XX/2017)							FNMA RPL	Loan Review Complete
170059454	XXX	$XXX	NJ	7/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	Yes		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.							FNMA RPL	Loan Review Complete
170059453	XXX	$XXX	TX	7/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

																[3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170059452	XXX	$XXX	FL	7/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2017 received on or after the date the Closing Disclosure 7/XX/2017 12:00:00 AM was received. (Interim/07/XX/2017)
																	EXCEPTION INFO: Loan Estimate dated 7/XX/17 was received on 7/XX/17. A Closing Disclosure was sent on the same date 7/XX/17.					Stated: AVM indexed in file is date post close 02/XX/18		FNMA RPL	Loan Review Complete
170059455	XXX	$XXX	WA	8/XX/2017	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2017 received on or after the date the Closing Disclosure 7/XX/2017 12:00:00 AM was received. (Interim/07/XX/2017)

[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2017)
																	EXCEPTION INFO: No evidence of presenting the borrower with the early disclosure.							FNMA RPL	Loan Review Complete
170059456	XXX	$XXX	FL	7/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: The Fraud Report was not located in the loan file.	[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2017 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/07/XX/2017)
EXCEPTION INFO: The prepaid interest charge of $35.36 was entered as a negative number on the final closing disclosure, however, was included in the calculation of the TIP as a positive number.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2017 received on or after the date the Closing Disclosure 7/XX/2017 12:00:00 AM was received. (Interim/07/XX/2017)
																	EXCEPTION INFO: The revised Loan Estimate issued 7/XX/17 was reviewed and signed on 7/XX/17, the same date the initial CD was issued.								Loan Review Complete
170059457	XXX	$XXX	FL	7/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: The file is missing a copy of the secondary valuation required for securitization purposes.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report not provided for review in loan file.	[2] Value Discrepancy - AVM used as supporting valuation contains an FSD that is blank or is greater than 20%.: Valuation Type: AVM / Valuation Report Date: 02/XX/2018
EXCEPTION INFO: AVM report did not include an FSD (Forecast Standard Deviation).

[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $3,553.00 on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017)
																	EXCEPTION INFO: Non-escrowed property costs per month (HOA) $317 x 12=$3804, Non-escrowed costs on Final CD $3553 an unaccounted for difference of $251.Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.							FNMA RPL	Loan Review Complete
170059458	XXX	$XXX	FL	7/XX/2017	Investment	Refinance Limited Cash-out GSE	N/A		No	No		3	3	1	1	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Fraud Report not provided								FNMA RPL	Loan Review Complete
170059460	XXX	$XXX	FL	8/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)		Yes	No		1	1	1	1										Loan Review Complete
170059459	XXX	$XXX	FL	7/XX/2017	Second Home	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	No	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2017 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/07/XX/2017)
EXCEPTION INFO: Closing costs financed from final CD are $8,900.54.  Calculated closing costs financed are $0.00.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/XX/2017)
EXCEPTION INFO: Increase in transfer taxes were not properly disclosed.  Insufficient cure of $5.60 was credited to borrower on final CD.

[2] Federal Compliance - TRID Final Closing Disclosure Without Seller Change - Total Payoffs: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2017 disclosed a Payoff Amount that is not equal to the sum of all payoffs listed in the Payoffs and Payments section. (Final/07/XX/2017)
EXCEPTION INFO: Payoff amount of first mortgage was duplicated in error.

[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)
EXCEPTION INFO: Initial closing disclosure dated 7/XX/2017 is not signed or dated.  Presumed received date is 7/XX/2017.  Closing date is 7/XX/2017.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,388.75 exceeds tolerance of $1,383.00.  Insufficient or no cure was provided to the borrower. (8304)
																	EXCEPTION INFO: Insufficient cure in the amount of $5.60 was credited to borrower on final CD.							FNMA RPL	Loan Review Complete
170059461	XXX	$XXX	FL	7/XX/2017	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $79.05 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)
																				EXCEPTION INFO: No cure found in file.					Loan Review Complete
170059462	XXX	$XXX	GA	7/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Two appraisals are needed for Securitization and both were not provided.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: No Fraud report provided in the file, due to missing Fraud Report exception was added.

[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided
EXCEPTION INFO: The note for the Subordinate Lien was not provided in the file, only the subordinate agreement was provided.	[2] Federal Compliance - TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/XX/2017)
EXCEPTION INFO: Due to the tolerance violations pending for 2 validations for 0% tolerance loan discount points $623.60 & another 0% tolerance violation subordination fee $50 for a total tolerance violation in the amount of $673.60. Lender provided a Post Closing CD with a lender credit for $10 for a cure for fee's exceeding legal limits. The amount of the cure on PCCD was not sufficient to cure the closing cost tolerance violation totaling $673.60.

[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 07/XX/2017 received on or after the date the Closing Disclosure 7/XX/2017 12:00:00 AM was received. (Interim/07/XX/2017)
EXCEPTION INFO: last le dated 07/17 first cd dated 07/18

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $250.00 exceeds tolerance of $200.00.  Insufficient or no cure was provided to the borrower. (7559)
EXCEPTION INFO: Closing disclosure provided has a tolerance violation for a 0% tolerance fee for subordination fee in the amount of $50. Lender provided a Post Closing CD with a lender credit for $10 for a cure for fee's exceeding legal limits. The amount of the cure on PCCD was not sufficient to cure the closing cost tolerance violation totaling $50.

[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $756.60 exceeds tolerance of $133.00.  Insufficient or no cure was provided to the borrower. (7200)
																	EXCEPTION INFO: Closing disclosure provided has a tolerance violation for a 0% tolerance fee for loan discount points in the amount of $623.60. Lender provided a Post Closing CD with a lender credit for $10 for a cure for fee's exceeding legal limits. The amount of the cure on PCCD was not sufficient to cure the closing cost tolerance violation totaling $623.60.							FNMA RPL	Loan Review Complete
170059463	XXX	$XXX	FL	7/XX/2017	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	Yes	No	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,980.00 on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017)
																	EXCEPTION INFO: HOA fees are listed as $160 monthly x 12=$1920. annually $1980 is shown on page 4 Escrow account section of the final Closing Disclosure.							FNMA RPL	Loan Review Complete
170059464	XXX	$XXX	FL	8/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: The file was missing a copy of the fraud report.	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2017)
																	EXCEPTION INFO: Evidence of earlier electronic delivery was not in the loan file.							FNMA RPL	Loan Review Complete
170059466	XXX	$XXX	FL	9/XX/2017	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 07/XX/2017 Property Type: PUD
EXCEPTION INFO: HOA information missing from the file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: The file is missing a copy of the secondary valuation required for securitization purposes.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: The file was missing a copy of the fraud report.								FNMA RPL	Loan Review Complete
170059465	XXX	$XXX	FL	8/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Appraisal is not required per Refi Plus review, however the loan is slated to a future securitization, and therefore an appraisal is required.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Please provide								FNMA RPL	Loan Review Complete
170059467	XXX	$XXX	FL	8/XX/2017	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Application / Processing - Missing Document: Fraud Report not provided EXCEPTION INFO: Fraud Report missing from file.								FNMA RPL	Loan Review Complete
170059468	XXX	$XXX	CA	12/XX/2017	Investment	Refinance Cash-out - Home Improvement	N/A	No	No	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2017)
																	EXCEPTION INFO: No record of this being received prior to 12/XX/17.							FNMA RPL	Loan Review Complete
170062405	XXX	$XXX	FL	2/XX/2014	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	2	[3] HOA - HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 01/XX/2014 Property Type: PUD
EXCEPTION INFO: HOA payment info not located in loan package

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Refi plus was processed with stated value but 2 appraisals are required for securitization

[3] Application / Processing - Missing Document: Approval not provided
EXCEPTION INFO: Refi plus, manual underwrite

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Fraud report not located in file	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
EXCEPTION INFO: GFE not located in package

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
EXCEPTION INFO: Initial 1003 not found, only final

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2013.
EXCEPTION INFO: No initial 1003, dated authorization or intent to proceed found, unable to establish the initial application date

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																	EXCEPTION INFO: An Initial Application was not found in the file.							FNMA RPL	Loan Review Complete
170062392	XXX	$XXX	FL	2/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2013.
EXCEPTION INFO: Initial 1003 in file indicates application date of 10/XX, or 14 months prior to closing.  Unable to determine if re-application occurred and at what timeframe.

[2] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - TILA NMLSR - Originator Company License Status Not Approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
EXCEPTION INFO: Initial 1003 in file indicates application date of 10/XX, or 14 months prior to closing.  Unable to determine if re-application occurred and at what timeframe.

[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
EXCEPTION INFO: Initial 1003 in file indicates application date of 10/XX, or 14 months prior to closing.  Unable to determine if re-application occurred and at what timeframe.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.							FNMA RPL	Loan Review Complete
170062406	XXX	$XXX	FL	2/XX/2014	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	No	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
EXCEPTION INFO: Evidence of Fraud report is missing from the file.	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																	EXCEPTION INFO: Evidence of disclosure receipt is missing from the file.							FNMA RPL	Loan Review Complete
170062402	XXX	$XXX	TX	2/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
EXCEPTION INFO: The Lender Credit decreased from $1880.92 to $1850.63 and a cure of $30.29 was not provided at closing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
EXCEPTION INFO: The Lender credit decreased from $1880.92 to $1850.63 and a cure of $30.29 was not provided at closing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The estimate of charges was good through 2/XX/14 bt should have been good through 2/XX/14.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
EXCEPTION INFO: Loan Amount of  $XXX on Final GFE does not match Note.amount of $XXX.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: Initial Payment of  $633.45 on Final GFE does not match Actual payment amount of $623.25.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.05300% is underdisclosed from calculated APR of 5.19581% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,013.37 is underdisclosed from calculated Finance Charge of $110,863.93 in the amount of $1,850.56.
																	EXCEPTION INFO: The Itemization of Prepaid Finance Charge indicates that only $144.37 of the $1995 origination fee was not included (variance is due to $1850.63 Lender credit)							FNMA RPL	Loan Review Complete
170062409	XXX	$XXX	OH	2/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	Yes	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
EXCEPTION INFO: The initial GFE gave 9 business days instead of the required 10 business days.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,545.95 is underdisclosed from calculated Finance Charge of $82,006.69 in the amount of $460.74.
EXCEPTION INFO: This appears to be erroneous. The borrower received a -$461.00 credit for interest rate chosen which does not appear to have been captured in the calculations.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
																	EXCEPTION INFO: Per preliminary title work, the original lender of the retired Note was not the same as the new lender.					Stated: Apprisal is missing. State value from the 1008.		FNMA RPL	Loan Review Complete
170062395	XXX	$XXX	FL	2/XX/2014	Investment	Refinance Rate/Term	N/A	No	No	3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, two appraisals are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided
																EXCEPTION INFO: Fraud report was not evidenced in loan file.	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. EXCEPTION INFO: Mortgagee not reflected on insurance policy in loan file.							FNMA RPL	Loan Review Complete
170062403	XXX	$XXX	FL	2/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.	[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.						FNMA RPL	Loan Review Complete
170062394	XXX	$XXX	FL	2/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Occupancy discrepancy.: Property occupancy of Primary does not match Guideline property occupancy of .
EXCEPTION INFO: Borrower has owned the subject property as a primary residence since 2007, but documents provided by the borrower reflect a different address than the subject. Acceptable explanation of variance and documents to support occupancy are missing.

[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
EXCEPTION INFO: The Initial PIMI payment per the Final GFE is $670.09, however, the actual payment is $670.41.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,585.72 is underdisclosed from calculated Finance Charge of $117,693.29 in the amount of $1,107.57.
EXCEPTION INFO: The Lender's Itemization did not include a $495 Underwriting fee, $495 Processing fee and $109.60 in Settlement fee.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The Final TIL reflects total T&I of $321.04    .  The actual T&I is $327.17.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
EXCEPTION INFO: Final PITI payment on the TIL is $923.50 while the actual payment is $929.63. The difference is due to a variance in the property tax monthly payment.	[1] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> Appraisal is missing
EXCEPTION INFO: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.
																		REVIEWER - CLEARED COMMENT (2019-02-12): Upon review the exception was found to be a duplicate, exception cleared.						FNMA RPL	Loan Review Complete
170062390	XXX	$XXX	MN	2/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided
EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.

[3] Application / Processing - Missing Document: Fraud Report not provided	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
EXCEPTION INFO: Refi Plus loan, stated income.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
EXCEPTION INFO: Cure provided at closing on HUD-1 $50.04

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $244,154.40 is underdisclosed from calculated Finance Charge of $244,500.29 in the amount of $345.89.
																	EXCEPTION INFO: Lender included fees of $450, $262 and $525 not included in the Final CD. The Final Cd included fees of $975, $46 and $562 not shown in the Lender Itemization; the variance is $346.							FNMA RPL	Loan Review Complete
170062383	XXX	$XXX	MI	2/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	Yes	No	3	3	1	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Subject Refi Plus was approved without an appraisal, however, two appraisals are required for securitization.	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
EXCEPTION INFO: The Escrow payment amount of $182.34 is less than the calculated payment of $197.44.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																	EXCEPTION INFO: The Initial payment amount of $846.56 is less than the calculated payment of $859.86.							FNMA RPL	Loan Review Complete
170062389	XXX	$XXX	AL	2/XX/2014	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)		Yes	No		3	3	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided EXCEPTION INFO: Loan was approved without an appraisal, however, 2 valuations are required for securitization.						Stated: Refi plus, stated value		FNMA RPL	Loan Review Complete